PROSPECTUS
                                                                  CLASS A SHARES
                                                                  CLASS B SHARES
                                                                  CLASS C SHARES


                                   VISION GROUP OF FUNDS
For Where you want to be




Vision Group of Funds


VISION International Equity Fund

VISION Small Cap Growth Fund+

VISION Small Cap Stock Fund

VISION Mid Cap Growth Fund

VISION Mid Cap Stock Fund

VISION Multi Cap Growth Fund

VISION Large Cap Growth Fund

VISION Large Cap Stock Fund

VISION Equity Index Fund

VISION Large Cap Value Fund

VISION Equity Income Fund

VISION Balanced Fund

VISION Managed Allocation Fund - Aggressive Growth

VISION Managed Allocation Fund - Moderate Growth

VISION Managed Allocation Fund - Conservative Growth

VISION Intermediate-Term Bond Fund

VISION Income Fund

VISION Short-Term Corporate Bond Fund

VISION Maryland Municipal Bond Fund

VISION Pennsylvania Municipal Bond Fund

VISION New York Municipal Bond Fund
(formerly VISION New York Municipal Income Fund)

VISION U.S. Government Bond Fund
(formerly VISION U.S. Government Securities Fund)


VISION Short Duration Government Bond Fund
(formerly VISION Institutional Limited Duration U.S. Government Fund)


VISION Pennsylvania Tax Free Money Market Fund*

VISION New York Tax Free Money Market Fund*

VISION Money Market Fund

VISION Tax Free Money Market Fund*

VISION U.S. Government Money Market Fund*

VISION U.S. Treasury Money Market Fund
(formerly VISION Treasury Money Market Fund)*

+Only VISION Small Cap Growth Fund offers Class C Shares

===============================================================================
*Offer Class A Shares only

VISION Funds  oAre NOT FDIC-Insured               oHave No Bank Guarantee

oMay Lose Value

     As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



May 15, 2003




CONTENTS
4   Fund Goals, Strategies, Risks and Performance
o   Performance
o   Bar Charts
o   Average Annual Total Return Tables

7   Equity Funds

32  Managed Allocation Funds

37  Balanced Funds

40  Income Funds

59  Money Market Funds

71  What are the Funds' Fees and Expenses?

81  What are the Funds' Main Investments and Techniques?
o   Principal Securities of the Funds

87  Specific Risks of Investing in the Funds
90  What do Shares Cost?
o   Sales Charges When You Purchase - Class A Shares
o   Sales Charges When You Redeem - Class B Shares and Class C Shares

94  How are the Funds Sold?
o   Rule 12B-1 Plans
o   Shareholder Services

95  How to Purchase Shares
o   Placing Your Order
o   Payment Methods
o   Systematic Investment Program

98  How to Redeem Shares
o   Redemption Order Methods
o   Redemption Payment Options
o   Additional Conditions
o   Systematic Withdrawal Programs

100 How to Exchange Shares
o   Class A Share Exchanges
o   Class B Share Exchanges
o   Systematic Transfer/Exchange Plan (STEP)

102 Account and Share Information
o   Dividends and Capital Gains
o   Tax Information

103 Who Manages the Funds?
o   Sub-Advisers
o   Portfolio Managers

108 Financial Information
o   Financial Highlights




Fund Goals, Strategies, Risks and Performance
------------------------------------------------------------------------------



This prospectus of the VISION Group of Funds (the "Trust") offers Class A Shares of five Money Market Fund portfolios; Class A Shares and Class B Shares of 23 portfolios, including eleven Equity Funds, three Managed Allocation Funds, one Balanced Fund, eight Income Funds, and one Money Market Fund; and Class A, Class B and Class C Shares of one Equity Fund. Under separate prospectuses, the Trust offers one or more additional classes of shares (Institutional I Shares, Institutional II Shares, Institutional Shares, Class S Shares or undesignated shares) for each portfolio covered by this prospectus (except for the three Managed Allocation Funds); and one additional Money Market Fund.



The following describes the investment goals (objectives), strategies and principal risks of each portfolio (each, a "Fund") whose Class A Shares, Class B Shares or Class C Shares are offered by this prospectus. There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus.

The investment goal of each Fund may only be changed upon the approval of a majority of the outstanding Shares of the Fund which may be affected by the changes. The investment strategies may be changed without shareholder approval, although a Fund will provide shareholders with at least 60 days prior written notice of a change in its 80% investment policy.


Performance and Financial History of Newly Created Funds

Each of the following Funds (a "Successor Fund") has been newly created as part of an Agreement and Plan of Reorganization ("Reorganization Plan"). As identified in the following chart, the Reorganization Plan contemplates that each Successor Fund will acquire the assets and liabilities of one or more corresponding portfolio(s) of the ARK Funds, a Massachusetts business trust and, where noted, portfolios of the Trust (each, a "Former Portfolio") in a tax free transaction. It is contemplated that the Successor Fund will be the successor to the performance and financial history of the corresponding Former Portfolio identified with an asterisk (*) as the "Accounting Survivor".

Successor Fund                        Former Portfolio
--------------------------------------------------------------------------------
VISION Large Cap Stock Fund           VISION Large Cap Core Fund
                                      ARK Blue Chip Equity Portfolio
                                      ARK Value Equity Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Equity Index Fund              ARK Equity Index Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Equity Income Fund             ARK Equity Income Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Mid Cap Growth Fund            ARK Mid Cap Equity Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Small Cap Growth Fund          ARK Small Cap Equity Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Multi Cap Growth Fund          ARK Capital Growth Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Balanced Fund                  ARK Balanced Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Income Fund                    ARK Income Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Intermediate-Term Bond Fund    VISION Intermediate-Term Bond Fund
                                      ARK Intermediate Fixed Income Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Short-Term Corporate Bond Fund ARK Short-Term Bond Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Maryland Municipal Bond Fund   ARK Maryland Tax-Free Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION  Pennsylvania  Municipal  Bond VISION Pennsylvania Municipal Income Fund
Fund                                  ARK Pennsylvania Tax-Free Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION U.S.  Government  Money Market ARK   U.S.    Government   Money   Market
Fund                                  Portfolio*
                                      ARK  U.S.   Government   Cash  Management
                                      Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Tax Free Money Market Fund     ARK Tax-Free Money Market Portfolio*
                                      ARK Tax-Free Cash Management Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION  Pennsylvania  Tax Free  Money ARK  Pennsylvania  Tax-Free  Money Market
Market Fund                           Portfolio*
--------------------------------------------------------------------------------
_____________
*Accounting Survivor


The Boards of Trustees of the Trust and the ARK Funds have unanimously approved the Reorganization Plan. However, the Reorganization Plan is subject to approval of each Former Portfolio at special shareholder meetings of the Trust and of the ARK Funds scheduled for August 14, 2003. Each Successor Fund will not have investment operations and will not offer its Shares to the general public under this prospectus unless and until the Reorganization Plan is approved by the shareholders of its corresponding Former Portfolio(s) and the transactions contemplated by the Reorganization Plan take place ("Closing Date"). The Closing Date is scheduled to take place before August 31, 2003. The shareholder meeting date and Closing Date are subject to change. Assuming the Reorganization Plan is approved and is consummated, the "Performance Information" and "Financial Highlights" sub-section for each Successor Fund will reflect the past performance and financial history of its corresponding Accounting Survivor for the periods presented prior to the Closing Date. As with all mutual funds, past performance is no guarantee of future results. Each of the ARK Fund Former Portfolios is advised by Allied Investment Advisors, Inc. (AIA), formerly an indirect wholly-owned subsidiary of Allfirst Financial, Inc. (Allfirst). On April 1, 2003, M&T Bank Corporation, parent of Manufacturers and Traders Trust Company (M&T Bank) (Adviser) acquired Allfirst, and as a result, AIA is now a wholly-owned subsidiary of M&T Bank. Each Successor Fund has investment objectives and policies that are identical or substantially similar to those of the corresponding Accounting Survivor. Each Successor Portfolio has different fee and expense arrangements than the corresponding Former Portfolios.


Performance and Financial History of VISION Funds Which Succeeded to Governor Funds Each of the following VISION Funds is a successor to a corresponding portfolio of the Governor Funds pursuant to a reorganization that took place on January 8, 2001.

Successor VISION Fund                    Corresponding Governor Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
VISION International Equity Fund         International Equity Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
VISION Small Cap Stock Fund              Aggressive Growth Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
VISION Managed Allocation                Lifestyle Growth Fund
Fund--Aggressive Growth

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
VISION Managed Allocation                Lifestyle Moderate Growth Fund
Fund--Moderate Growth

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
VISION Managed Allocation                Lifestyle Conservative Fund
Fund--Conservative Growth

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

VISION Short Duration Government         Limited Duration Government
Bond Fund                                Securities Fund
(formerly VISION Institutional
Limited Duration U.S. Government
Fund)

-------------------------------------------------------------------------------


Prior to that date, each Successor VISION Fund had no investment operations. Accordingly, the performance information and financial information provided in the prospectus for periods prior to January 8, 2001, is historical information for the corresponding Governor Fund. Each of the Governor Funds was managed through January 8, 2001 by Martindale Andres & Company LLC, which became a subsidiary of M&T Bank on October 6, 2000. On January 8, 2001, M&T Asset Management, a department of M&T Bank, assumed all advisory responsibilities. Each corresponding Governor Fund had investment objectives and policies that are identical or substantially similar to that of the Successor VISION Fund, although Governor Funds had different fee and expense arrangements.





PERFORMANCE

On the following pages is performance information for Class A Shares of each Fund. This information gives you some indication of the risks of an investment in a Fund by comparing each Fund's performance with a broad measure of market performance. While past performance of a Fund does not necessarily predict future performance, the following information provides you with the historical performance information to assist you in analyzing how each Fund's investment risks may be balanced by their potential rewards. For more current performance information, including the current 7-Day Net Yields of the Money Market Funds, call (800) 836-2211.




BAR CHARTS

The bar chart represents the (historical) calendar year performance of Class A Shares of each Fund without reflecting the applicable sales charge imposed on Class A Shares. If these charges or fees had been included, the return would have been lower. Following the bar chart is the year-to-date performance of Class A Shares through the most recent calendar quarter, again, without reflecting any applicable sales charge imposed on Class A Shares. Also provided is the best and worst calendar quarter performance for Class A Shares.



AVERAGE ANNUAL TOTAL RETURN TABLES

Following the bar chart is a performance table showing the Average Annual Total Return for Class A, Class B and Class C Shares, if applicable, of the Funds as compared to an appropriate broad-based securities market index for certain periods ended December 31, 2002. (Because Class B Shares of VISION Managed Allocation Fund-Aggressive Growth, VISION Managed Allocation Fund-Moderate Growth, VISION Managed Allocation Fund-Conservative Growth, VISION Equity Index Fund, VISION Intermediate-Term Bond Fund, VISION Short-Term Corporate Bond Fund, VISION New York Municipal Bond Fund, VISION U.S. Government Bond Fund, VISION Short Duration Government Bond Fund, VISION Money Market Fund and Class B and Class C Shares of VISION Mid-Cap Growth Fund, have not yet been offered or were not offered for the full year ended December 31, 2002, average total returns is not shown with respect to Class B Shares or, in the case of VISION Mid Cap Growth Fund, Class B and Class C Shares, of those Funds). The Funds' total return figures reflect the maximum sales charge that could apply (except for the Money Market Funds, which do not impose a sales charge). The market indices are unmanaged and are not adjusted for any sales charges, expenses or other fees the SEC requires to be reflected in a Fund's performance. You cannot invest directly in an index.




EQUITY FUNDS
------------------------------------------------------------------------------

Vision International Equity Fund

Goal

To  seek  long-term  capital  appreciation,   primarily  through  a  diversified
portfolio of non-U.S. equity securities.




Strategy

The Fund will invest substantially all, but under normal circumstances, not less than 80% (measured at time of purchase), of the value of its net assets in a diversified portfolio of equity securities in at least eight countries other than the United States. Equity securities include common stocks and preferred stocks as well as convertible securities. Although it may invest anywhere in the world, the Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International European, Australasia, Far East (MSCI EAFE) Index(R), the benchmark against which the Fund measures the performance of its portfolio. The Fund may also invest in foreign forward currency contracts to achieve allocation strategies. The investment perspective of UBS Global Asset Management (America) Inc. (UBS) (formerly Brinson Partners, Inc.), sub-adviser for the Fund, is to invest in the equity securities of non-U.S. markets and companies which are believed to be undervalued based upon internal research and proprietary valuation systems. These processes utilized by the Fund's sub-adviser incorporate internal analysts' considerations of company management, competitive advantage, and each company's core competencies to determine a stock's fundamental value, which is then compared to the stock's current market price.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

o Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

o    Currency  Risk.  Securities   denominated  in  foreign  currencies  may  be
     adversely affected by changes in currency rates and by substantial currency conversion costs.



Risk/Return Bar Chart and Table

[GRAPHIC ILLUSTRATION OMITTED]


The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (8.40)%.

Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 8.43% (quarter ended December 31, 2002). Its lowest quarterly return was (20.50)% (quarter ended September 30, 2002).


Average Annual Total Return Table

The following table represents the Fund's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the MSCI EAFE. MSCI EAFE is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)
                                                1 Year        Start of
                                                            Performance1
----------------------------------------------------------------------------
Class A Shares
----------------------------------------------------------------------------
Return Before Taxes                            (16.72)%       (5.46)%
----------------------------------------------------------------------------
Return After Taxes on Distributions2           (17.19)%       (6.60)%
----------------------------------------------------------------------------
Return After Taxes on Distributions and Sale   (10.27)%       (4.73)%
of Fund Shares2
----------------------------------------------------------------------------
Class B Shares
----------------------------------------------------------------------------
Return Before Taxes                            (17.13)%       (15.57)%
----------------------------------------------------------------------------
MSCI EAFE                                      (15.94)%       (7.22)%

1 The Fund's Class A and Class B Shares start of performance dates were February 9, 1999 and January 10, 2001, respectively.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


Vision Small Cap Growth Fund

Goal
Long-term capital appreciation.




Strategy

The Fund seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund invests at least 80% (measured at time of purchase) of the value of its net assets in equity securities of small-cap companies. The Adviser defines small-cap companies as companies with a market capitalization of $2 billion or less. The Fund's Adviser purchases stocks of smaller companies that are in the early stages of development and which the Adviser believes have the potential to achieve substantial long-term earnings growth. The Fund may also invest a limited percentage of its assets in foreign securities and fixed income securities.

In selecting investments for the Fund, the Adviser purchases securities of small-cap U.S. companies with strong earnings growth potential. The Adviser may also purchase stocks of companies that are experiencing unusual, non-repetitive "special" situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock's price. The Adviser may invest up to 20% of its net assets in stocks of smaller companies that it believes are undervalued relative to their assets, earnings or growth potential.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

o Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.




Risk/Return Bar Chart and Table


[GRAPHIC ILLUSTRATION OMITTED]


The bar chart shows the variability of the Accounting Survivor's (ARK Small Cap Equity Fund) Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Accounting Survivor's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Accounting Survivor's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (9.02)%

Within the periods shown in the chart, the Accounting Survivor's Class A Shares highest quarterly return was 82.12% (quarter ended December 31, 1999). Its lowest quarterly return was (23.59)% (quarter ended September 30, 2002).





Average Annual Total Return Table

The following table represents the Accounting Survivor's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index and the Russell 2000 Growth Index, broad-based market indexes, and the Lipper Small Cap Core Funds Classification. The Russell 2000 Index is an unmanaged index of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Small Cap Core Funds Classification is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and it is not possible to invest directly in an index or average.



(For the periods ended December 31, 2002)

Accounting Survivor-Class A Shares            1 Year  5 Years      Start of
                                                                 Performance 1
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Return Before Taxes                          (31.31)%  12.23        13.16%*
-------------------------------------------------------------------------------
Return After Taxes on Distributions 2        (31.31)%  8.62%        8.82%*
-------------------------------------------------------------------------------
Return After Taxes on Distributions and      (19.22)%  8.77%        8.90%*
Sales of Fund Shares 2
-------------------------------------------------------------------------------
Accounting Survivor-Class B Shares
-------------------------------------------------------------------------------
Return Before Taxes                          (31.99)%  12.42%       12.97%**
-------------------------------------------------------------------------------
Russell 2000 Index                           (20.48)% (1.36)%        5.50%
-------------------------------------------------------------------------------
Russell 2000 Growth Index                    (30.26)% (6.59)%        0.14%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Lipper Small Cap Core Funds Classification   (18.91)%  1.56%         7.96%
-------------------------------------------------------------------------------

1 The Accounting Survivor's Class A and Class B Shares start of performance date was July 13, 1995.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.



*Since July 13, 1995. Class A Shares of the Accounting Survivor were offered beginning May 16, 1996. Performance results shown before that date are for the Accounting Survivor's Institutional Class Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Accounting Survivor's Class A Shares. The Accounting Survivor's Institutional Class Shares, which is not offered by this prospectus, commenced operations on July 13, 1995. The Accounting Survivor's Class A Shares annual returns would have been substantially similar to those of the Accounting Survivor's Institutional Class Shares because Shares of each class are invested in the same portfolio of securities.

**Since  July  13,  1995.  Performance  results  shown  are for  the  Accounting
Survivor's Institutional Class Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Accounting Survivor's Class B Shares. The Accounting Survivor's Institutional Class Shares, which is not offered by this prospectus, commenced operations on July 13, 1995. The Accounting Survivor's Class B Share annual returns would have been substantially similar to those of the Accounting Survivor's Institutional Class because Shares of each class are invested in the same portfolio of securities.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.




VISION Small Cap Stock Fund


Goal
To seek growth of capital.



Strategy

The Fund will invest substantially all, but under normal circumstances not less than 80%, of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of companies with market capitalizations at time of purchase under $2 billion. Equity securities include common and preferred stocks as well as convertible securities. Stocks purchased by the Fund generally will be traded on established U.S. markets and exchanges. The Adviser utilizes a blended style of investing by allocating and reallocating, for management investment purposes, varying portions of the portfolio between the Fund's sub-advisers, LSV Asset Management (LSV) (with respect to the value style portion of the portfolio, where LSV looks for companies with relatively low or unrecognized valuations) and Mazama Capital Management, Inc. (Mazama) (with respect to the growth style portion of the portfolio, where Mazama looks for companies which have above-average sales earnings growth).


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.





Risk/Return Bar Chart and Table

[GRAPHIC ILLUSTRATION OMITTED]




The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (4.50)%.

Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 21.72% (quarter ended December 31, 2001). Its lowest quarterly return was (17.12)% (quarter ended September 30, 2002).

Average Annual Total Return Table

The following table represents the Fund's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index, a broad-based market index. The Russell 2000 Index is an unmanaged index of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and it is not possible to invest directly in an index. The information presented above, for the periods prior to January 8, 2001, is the historical information for the Governor Aggressive Growth Fund. The quoted performance of Small Cap Stock Fund includes performance of certain predecessor collective trust funds (commingled) accounts, for the periods dating back to July 1, 1994 and prior to VISION Small Cap Stock Fund's commencement of operations on February 3, 1997, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the SEC and, therefore, were not subject to investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts performance may have been adversely affected.




(For the periods ended December 31, 2002)

Class A Shares                                1 Year   5 Years      Start of
                                                                  Performance 1
-------------------------------------------------------------------------------
Return Before Taxes                          (22.63)%   0.49%         7.95%
-------------------------------------------------------------------------------
Return After Taxes on Distributions2         (26.47)%  (2.92)%        5.71%
-------------------------------------------------------------------------------
Return After Taxes on Distributions and      (10.86)%  (0.72)%        5.88%
Sale of Fund Shares2
-------------------------------------------------------------------------------
Class B Shares
-------------------------------------------------------------------------------
Return Before Taxes                          (22.00)%    NA          (8.01)%
-------------------------------------------------------------------------------
Russell 2000 Index                           (20.48)%   7.52%         7.08%
-------------------------------------------------------------------------------


1 The Fund's Class A Shares and Class B Shares start of performance dates were July 1, 1994 and January 10, 2001, respectively.



2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Vision Mid Cap Growth Fund

Goal
Long-term capital appreciation.




Strategy

The Fund seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of mid-cap companies with market capitalizations at time of purchase of $1 billion to $15 billion. The Fund's Adviser chooses stocks of mid-cap companies that have significant growth potential.

In selecting securities for the Fund, the Adviser purchases securities of companies that have not reached full maturity, but that have above-average sales and earnings growth. The Adviser may invest up to 20% of its net assets in medium-sized companies with relatively low or unrecognized market valuations.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.




Risk/Return Bar Chart and Table

[GRAPHIC ILLUSTRATION OMITTED]





The Accounting Survivor's (ARK Mid-Cap Equity Portfolio) Class A Shares commenced operations on September 1, 1999. Performance results before September 1, 1999 are shown for the Accounting Survivor's Institutional Class Shares, which is not offered in this prospectus. The performance results have been adjusted for the total annual operating expenses applicable to Accounting Survivor's Class A Shares.



The bar chart shows the variability of the Accounting Survivor's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Accounting Survivor's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Accounting Survivor's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (4.71)%.

Within the periods shown in the chart, the Accounting Survivor's Class A Shares highest quarterly return was 30.55% (quarter ended December 31, 1998). Its lowest quarterly return was (15.92)% (quarter ended September 30, 2001).



Average Annual Total Return Table

The following table represents the Accounting Survivor's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's Mid Cap 400 Index (S&P Mid Cap 400), a broad-based market index, and the Lipper Mid Cap Growth Funds Classification. The S&P Mid Cap 400 is a capitalization-weighted index that measures the performance of common stocks in the mid-range of the U.S. stock market. Lipper Mid Cap Growth Funds Classification is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.



(For the periods ended December 31, 2002)

Accounting Survivor-Class A Shares            1 Year    5 Years      Start of
                                                                   Performance 1
--------------------------------------------------------------------------------
Return Before Taxes                            (24.85)%    2.58%         6.84%
-------------------------------------------------------------------------------
Return After Taxes on Distributions2           (24.85)%    0.69%         4.86%
-------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale   (15.26)%    2.03%         5.40%
of Fund Shares2
-------------------------------------------------------------------------------
S&P Mid Cap 400                                (14.51)%    6.40%        10.20%
-------------------------------------------------------------------------------
Lipper Mid Cap Growth Funds                    (29.02)%   (2.18)%        0.23%
Classification
-------------------------------------------------------------------------------

1 The Accounting Survivor's Class A Shares start of performance date was November 18, 1996.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.





Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Vision Mid Cap Stock Fund



Goal

To provide total return. The Fund's total return will consist of two components:
(1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that capital appreciation will comprise the largest component of its total return.


Strategy

The Fund pursues its goal by investing, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of mid-cap companies with market capitalizations  at  time of  purchase  of $1  billion  to $15  billion.  Equity securities include common and preferred stocks as well as convertible securities. Independence Investment LLC (Independence), the Fund's sub-adviser, will select stocks based upon both their relative value and potential for growth. The Fund's total return will result mostly from capital appreciation rather than income.

VISION Mid Cap Stock Fund commenced operations on October 15, 1999, when it acquired both VISION Growth and Income Fund and VISION Capital Appreciation Fund (the "Acquired Funds") in a reorganization. In order to comply with comments made by the staff of the SEC, Mid Cap Stock Fund had to become an "accounting survivor" of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired Funds, and the fact that Mid Cap Stock Fund's sub-adviser never managed, or provided any investment advice to, the Acquired Funds. Accordingly, the following financial and performance information presented for Mid Cap Stock Fund in reality reflects the historical operations of VISION Growth and Income Fund for all periods prior to October 15, 1999. This past performance does not necessarily predict future performance of Mid Cap Stock Fund and should be evaluated in light of the Fund's organization and the differences noted above.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.




Risk/Return Bar Chart and Table


[GRAPHIC ILLUSTRATION OMITTED]

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (4.79)%.

Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 27.55% (quarter ended June 30, 1999). Its lowest quarterly return was (25.98)% (quarter ended September 30, 1998).



Average Annual Total Return Table

The following table represents the Fund's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's Mid Cap 400 Index (S&P Mid Cap 400) and the Russell Mid Cap Index (RMC), broad-based market indexes. The S&P Mid Cap 400 is a capitalization-weighted index that measures the performance of common stocks in the mid-range of the U.S. stock market. The RMC measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and it is not possible to invest directly in an index.



(For the periods ended December 31, 2002)

Class A Shares                               1 Year     5 Years      Start of
                                                                   Performance 1
-------------------------------------------------------------------------------
Return Before Taxes                           (18.66)    (1.18)%          7.56%
-------------------------------------------------------------------------------
Return After Taxes on Distributions2         (18.66)%    (2.55)%          5.68%
-------------------------------------------------------------------------------
Return After Taxes on Distributions and      (11.46)%    (1.32)%          5.62%
Sale of Fund Shares 2
-------------------------------------------------------------------------------
Class B Shares
-------------------------------------------------------------------------------
Return Before Taxes                          (19.14)%      N/A           (3.62)%
-------------------------------------------------------------------------------
S&P Mid Cap 400                              (14.50)%     6.42%          12.15%
-------------------------------------------------------------------------------
RMC                                          (16.19)%     2.19%           9.49%
-------------------------------------------------------------------------------

1 The Fund's Class A and Class B Shares start of performance dates were November 29, 1993 and March 14, 2000, respectively.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


VISION Multi cap growth Fund

Goal
Long-term capital appreciation.




Strategy

The Fund seeks its investment goal by investing, under normal market conditions, at least 80% of the value of its assets in common stocks and securities convertible into common stocks of small- and mid-size companies with market capitalizations at time of purchase of $15 billion or less. The Fund's Adviser will build a broadly diversified portfolio of stocks with above-average capital growth potential.

In selecting securities for the Fund, the Adviser purchases securities of well-known, established companies, and considers each company's current financial strength, as well as its revenue and earnings growth and the valuation of its stock.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.



Risk/Return Bar Chart and Table

[GRAPHIC ILLUSTRATION OMITTED]



The bar chart shows the variability of the Accounting Survivor's (ARK Capital Growth Portfolio) Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Accounting Survivor's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Accounting Survivor's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (1.30)%.

Within the periods shown in the chart, the Accounting Survivor's Class A Shares highest quarterly return was 34.98% (quarter ended December 31, 1998). Its lowest quarterly return was (22.85)% (quarter ended September 30, 2001).







Average Annual Total Return Table

The following table represents the Accounting Survivor's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500) and the Russell 1000 Growth Index, broad-based market indexes, and the Lipper Multi Cap Growth Funds Classification. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 1000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Multi Cap Growth Funds Classification is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.


(For the periods ended December 31, 2002)

Accounting Survivor-Class A Shares            1 Year    5 Years      Start of
                                                                   Performance 1
-------------------------------------------------------------------------------
Return Before Taxes                            (36.80)%   (0.26)%        6.36%*
-------------------------------------------------------------------------------
Return After Taxes on Distributions2           (36.80)%   (1.27)%        4.29%*
-------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale   (22.59)%    0.00%         4.57%*
of Fund Shares2
-------------------------------------------------------------------------------
Accounting Survivor-Class B Shares
-------------------------------------------------------------------------------
Return Before Taxes                            (37.42)%   (0.71)%        5.87%**
-------------------------------------------------------------------------------
S&P 500                                        (22.10)%   (0.58)%        9.43%
-------------------------------------------------------------------------------
Russell 1000 Growth Index                      (27.88)%   (3.84)%        7.61%
-------------------------------------------------------------------------------
Lipper Multi Cap Growth Funds                  (30.42)%   (2.69)%        6.72%
Classification
-------------------------------------------------------------------------------

1 The Accounting Survivor's Class A and Class B Shares start of performance date was July 16, 1993.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.



*Since July 16, 1993. Class A Shares of the Accounting Survivor were offered beginning March 9, 1994. Performance results shown before that date are for the Accounting Survivor's Institutional Class Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Accounting Survivor's Class A Shares. The Accounting Survivor's Institutional Class Shares, which is not offered by this prospectus, commenced operations on July 16, 1993. The Accounting Survivor's Class A Shares annual returns would have been substantially similar to those of the Accounting Survivor's Institutional Class Shares because Shares of each class are invested in the same portfolio of securities.

**Since July 16, 1993. Class B Shares of the Accounting Survivor were offered beginning September 14, 1998. Performance results shown before that date are for the Accounting Survivor's Institutional Class Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Accounting Survivor's Class B Shares. The Accounting Survivor's Institutional Class Shares, which is not offered by this prospectus, commenced operations on July 16, 1993. The Accounting Survivor's Class B Shares annual returns would have been substantially similar to those of the Accounting Survivor's Institutional Class Shares because Shares of each class are invested in the same portfolio of securities.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.






Vision Large Cap Growth Fund

Goal
To provide capital appreciation.



Strategy

The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of companies with market capitalizations at time of purchase greater than $4 billion. Equity securities include common and preferred stocks as well as convertible securities. Montag & Caldwell, Inc. (Montag & Caldwell), the Fund's sub-adviser, uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well-established large cap companies that:

o    have a strong history of earnings growth;
o    are  attractively   priced,   relative  to  the  company's   potential  for
     above-average, long-term earnings and revenue growth;
o    have strong balance sheets;
o    have a sustainable competitive advantage; and
o    are currently, or have the potential to become industry leaders.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.





Risk/Return Bar Chart and Table


[GRAPHIC ILLUSTRATION OMITTED]



The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (0.62)%.

Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 10.41% (quarter ended December 31, 2001). Its lowest quarterly return was (15.30)% (quarter ended March 31, 2001).




Average Annual Total Return Table

The following table represents the Fund's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), the Russell 1000 Index and the Standard & Poor's 500/Barra Growth Index (S&P 500/BG), broad-based market indexes. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The S&P 500/BG is an unmanaged capitalization-weighted index of stocks in the S&P 500 having the highest price-to-book ratios. The S&P 500/BG consists of approximately half of the S&P 500 on a market capitalization basis. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)
Class A Shares                                  1 Year         Start of
                                                             Performance 1
------------------------------------------------------------------------------
Return Before Taxes                            (27.73)%        (16.43)%
------------------------------------------------------------------------------
Return After Taxes on Distributions2           (27.73)%        (16.44)%
------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale   (17.03)%        (12.70)%
of Fund Shares2
------------------------------------------------------------------------------
Class B Shares
------------------------------------------------------------------------------
Return Before Taxes                            (27.94)%        (17.59)%
------------------------------------------------------------------------------
S&P 500                                        (22.10)%        (15.41)%
------------------------------------------------------------------------------
Russell 1000 Index                             (21.65)%        (26.40)%
------------------------------------------------------------------------------
S&P 500/BG                                     (23.58)%        (21.43)%
------------------------------------------------------------------------------



1 The Fund's Class A and Class B Shares start of performance dates were March 20, 2000 and April 6, 2000, respectively.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Vision Large Cap Stock Fund

Goal
Growth of principal.




Strategy

The Fund seeks its investment goal by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in equity securities (primarily common stocks) of companies with market capitalizations at time of purchase greater than $4 billion.

In selecting investments for the Fund, the Adviser emphasizes stocks with higher-than-average sales growth, higher-than-average return on equity, above-average free cash flow, and return on invested capital that exceeds the cost of capital. The Adviser will also weigh corporate management's ability to adjust to the dynamics of rapidly changing economic and business conditions. The Adviser's investment approach is based on the conviction that, over the long term, broad-based economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.




Risk/Return Bar Chart and Table

[GRAPHIC ILLUSTRATION OMITTED]


The bar chart shows the variability of the Accounting Survivor's (ARK Value Equity Portfolio) Class A Shares total returns on a calendar year-end basis.



The total returns displayed for the Accounting Survivor's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Accounting Survivor's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (4.37)%.

Within the periods shown in the chart, the Accounting Survivor's Class A Shares highest quarterly return was 18.95% (quarter ended December 31, 1998). Its lowest quarterly return was (19.11)% (quarter ended September 30, 2002).




Average Annual Total Return Table

The following table represents the Accounting Survivor's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the S&P 500 and the Standard & Poor's 500/Barra Value Index (S&P 500/BV), broad-based market indexes, and the Lipper Large Cap Value Funds Classification. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500/BV is a market capitalization-weighted index of the stocks in the S&P 500 having the lowest price-to-book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. The Lipper Large Cap Value Funds Classification is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.



(For the periods ended December 31, 2002)

Accounting Survivor-Class A                   1 Year    5 Years      Start of
Shares                                                             Performance 1
-------------------------------------------------------------------------------
Return Before Taxes                            (28.39)%   (2.44)%        4.23%*
-------------------------------------------------------------------------------
Return After Taxes on Distributions2           (28.73)%   (4.52)%        1.74%*
-------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale   (17.19)%   (1.73)%        3.19%*
of Fund Shares 2
--------------------------------------------------------------------------------
Accounting Survivor-Class B
Shares
-------------------------------------------------------------------------------
Return Before Taxes                           (29.06)%   (2.72)%        3.80%**
-------------------------------------------------------------------------------
S&P 500                                        (22.10)%   (0.58)%        6.30%
-------------------------------------------------------------------------------
S&P 500/BV                                     (20.85)%   (0.85)%        5.12%
-------------------------------------------------------------------------------
Lipper Large Cap Value Funds                   (20.92)%   (1.36)%        4.82%
Classification
-------------------------------------------------------------------------------

1 The Accounting Survivor's Class A and Class B Shares start of performance date was April 1, 1996. Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Equity Fund Shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the Accounting Survivor in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

*Since April 1, 1996. Class A Shares of the Accounting Survivor were offered beginning April 1, 1998. Performance results shown before that date are for the Accounting Survivor's Institutional Class Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Accounting Survivor's Class A Shares. The Accounting Survivor's Institutional Class Shares, which is not offered by this prospectus, commenced operations on April 1, 1996. Performance results before that date are for the Marketvest Equity Fund, which began offering its shares on April 1, 1996 and was reorganized into the Accounting Survivor on March 27, 1998. The Accounting Survivor's Class A Shares annual returns would have been substantially similar to those of the Accounting Survivor's Institutional Class Shares because Shares of each class are invested in the same portfolio of securities. **Since April 1, 1996. Class B Shares of the Accounting Survivor were offered beginning September 14, 1998. Performance results shown before that date are for the Accounting Survivor's Institutional Class Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Accounting Survivor's Class B Shares. The Accounting Survivor's Institutional Class Shares, which is not offered by this prospectus, commenced operations on April 1, 1998. Performance results before that date are for the Marketvest Equity Fund, which began offering its shares on April 1, 1996 and was reorganized into the Accounting Survivor on March 27, 1998. The Accounting Survivor's Class B Shares annual returns would have been substantially similar to those of the Accounting Survivor's Institutional Class Shares because Shares of each class are invested in the same portfolio of securities.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



Vision Equity Index Fund

Goal

Investment results that correspond to the performance of the Standard & Poor's 500 Index (S&P 500).




Strategy

The Fund seeks its investment goal by investing in substantially all of the securities listed in the S&P 500, which is comprised of 500 selected securities (mostly common stocks). Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of companies included in the S&P 500. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P 500. The Fund will approximate the industry and sector weightings of the S&P 500 by matching the weightings of the stocks included in the S&P 500.

The Fund may, to a limited extent, invest in futures contracts, options, options on futures, and index participation contracts based on the S&P 500. The Fund will invest in these contracts and options to maintain sufficient liquidity to meet redemption requests, to increase the level of Fund assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs.

Although the Fund will not replicate the performance of the S&P 500 precisely, it is anticipated that there will be a close correlation between the Fund's performance and that of the S&P 500 in both rising and falling markets. The size and timing of cash flows and the level of expenses are the principal factors that contribute to the lack of precise correlation between the S&P 500 and the Fund. The Fund attempts to achieve a 95% or better correlation between the performance of the Fund and that of the S&P 500.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Tracking Error Risk. Due to additional expenses borne by the Fund which are not borne by the Fund's benchmark index, the Fund may not be able achieve its investment objective of accurately correlating to the S&P 500.




Risk/Return Bar Chart and Table


[GRAPHIC ILLUSTRATION OMITTED]





The bar chart shows the variability of the Accounting Survivor's (ARK Equity Index Portfolio) Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Accounting Survivor's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Accounting Survivor's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (3.35)%.

Within the periods shown in the chart, the Accounting Survivor's Class A Shares highest quarterly return was 21.14% (quarter ended December 31, 1998). Its lowest quarterly return was (17.19)% (quarter ended September 30, 2002).

Average Annual Total Return Table

The following table represents the Accounting Survivor's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the S&P 500, a broad-based market index, and the Lipper S&P 500 Index Objective. The Lipper S&P 500 Index Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)

Accounting Survivor-Class A                     1 Year    5 Years    Start of
Shares                                                             Performance 1
-------------------------------------------------------------------------------
Return Before Taxes                            (25.90)%   (1.54)%       (0.83)%
-------------------------------------------------------------------------------
Return After Taxes on Distributions2           (26.16)%   (2.85)%       (2.13)%
-------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale   (15.89)%   (1.13)%       (0.59)%
of Fund Shares 2
-------------------------------------------------------------------------------
S&P 500                                        (22.10)%   (0.58)%        0.64%
-------------------------------------------------------------------------------
Lipper S&P 500 Index Objective                 (23.12)%   (1.22)%        0.13%
-------------------------------------------------------------------------------

1 The Accounting Survivor's Class A Shares start of performance date was October 3, 1997.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



Vision Large Cap Value Fund



Goal

To  provide  income.  Capital  appreciation  is  a  secondary,   non-fundamental
investment consideration.

Strategy

The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of U.S. companies with market capitalizations at time of purchase greater than $4 billion. Equity securities include common and preferred stocks, as well as convertible securities. The Adviser uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.




Risk/Return Bar Chart and Table


[GRAPHIC ILLUSTRATION OMITTED]





The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (3.20)%. Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 18.26% (quarter ended December 31, 1998). Its lowest quarterly return was (21.47)% (quarter ended September 30, 2002).

Average Annual Total Return Table

The following table represents the Fund's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500/Barra
Value Index (S&P 500/BV), a broad-based market index. The S&P 500/BV is constructed by sorting the S&P 500 based on its price-to-book ratios, with the low price-to-book companies forming the index. The S&P 500 is an index of large cap common stocks. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

Class A Shares                                 1 Year   5 Years      Start of
                                                                   Performance 1
-------------------------------------------------------------------------------
Return Before Taxes                              (29.11)%  (4.20)%       (3.09)%
-------------------------------------------------------------------------------
Return After Taxes on Distributions2             (11.46)%  (5.06)%       (3.94)%
-------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of  (17.86)%  (3.59)%       (2.73)%
Fund Shares 2
-------------------------------------------------------------------------------
Class B Shares
-------------------------------------------------------------------------------
Return Before Taxes                             (29.38)%    NA          (9.68)%
------------------------------------------------------------------------------
S&P 500/BV                                      (20.85)%  (1.06)%       (0.55)%
------------------------------------------------------------------------------


1 The Fund's Class A and Class B Shares start of performance dates were September 26, 1997 and December 10, 1999, respectively.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Vision Equity Income Fund

Goal
Current income and growth of capital.




Strategy

The Fund seeks its investment goal by investing primarily in dividend-paying U.S. common stocks and other equity securities. Under normal circumstances, at least 80% of the value of the Fund's net assets will be invested in dividend-paying equity securities. The Fund may, to a limited extent, purchase convertible and preferred stocks and investment grade fixed income securities. The Fund's Adviser will build a broadly diversified portfolio of stocks of mid-size and large companies that have an above-average dividend yield relative to the broad stock market.

In selecting securities for the Fund, the Adviser purchases stocks of high-quality companies that have consistently paid dividends. In addition, the Adviser will generally invest in stocks of companies whose securities are attractively valued relative to comparable investments.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.





Risk/Return Bar Chart and Table

[GRAPHIC ILLUSTRATION OMITTED]


The bar chart shows the variability of the Accounting Survivor's (ARK Equity Income Portfolio) Class A Shares total returns on a calendar year-end basis. The total returns displayed for the Accounting Survivor's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Accounting Survivor's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (6.21)%. Within the periods shown in the chart, the Accounting Survivor's Class A Shares highest quarterly return was 12.41% (quarter ended June 30, 1997). Its lowest quarterly return was (19.21)% (quarter ended September 30, 2002).

Average Annual Total Return Table

The following table represents the Accounting Survivor's Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), a broad-based market index, and the Lipper Equity Income Funds Classification. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lipper Equity Income Funds Classification is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)

Accounting Survivor-Class A Shares            1 Year    5 Years      Start of
                                                                   Performance 1
-------------------------------------------------------------------------------
Return Before Taxes                            (22.95)%   (2.74)%        2.46%
-------------------------------------------------------------------------------
Return After Taxes on Distributions2           (23.37)%   (4.17)%        0.57%
-------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale   (14.06)%   (2.35)%        1.59%
of Fund Shares2
-------------------------------------------------------------------------------
S&P 500                                        (22.10)%   (0.58)%        4.00%
-------------------------------------------------------------------------------
Lipper Equity Income Funds                     (17.22)%   (0.27)%        3.93%
Classification
-------------------------------------------------------------------------------


1 The Accounting Survivor's Class A Shares start of performance date was November 18, 1996.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


                                Investment Range
                            Managed Allocation Funds


Goals
   VISION  MANAGED  ALLOCATION
   FUND  --  AGGRESSIVE  GROWTH
   seeks capital appreciation.

   VISION  MANAGED  ALLOCATION
      FUND --  MODERATE  GROWTH
      seeks            capital
      appreciation        and,
      secondarily, income.

   VISION  MANAGED  ALLOCATION
      FUND   --    CONSERVATIVE
      GROWTH   seeks   capital
      appreciation and income.


Strategies
Each   Managed    Allocation
Fund  seeks to  achieve  its
goal  by   investing   in  a
combination   of  underlying
funds  ("Underlying  Funds")
managed   by  the   Adviser.
Each   Fund's   assets   are
allocated  among  Underlying
Funds that invest  primarily
in the three  asset  classes
shown  below  so  that  each
Fund  normally  has exposure
to  each  of   these   asset
classes.   With  respect  to
each   Fund,    the   amount
allocated      among     the
Underlying  Funds  will vary
from  time  to  time  in  an
attempt  to   achieve   that
Fund's  goal  based upon the
Adviser's  view of  economic
conditions.  In the  case of
VISION  Managed   Allocation
Fund  --  Aggressive   Growth
and      VISION      Managed
Allocation  Fund --  Moderate
Growth,      the     largest
allocations  normally are to
Underlying     Funds    that
invest  primarily  in equity
securities       (Underlying
Equity Funds).  With respect
to      VISION       Managed
Allocation  Fund --  Moderate
Growth,  however, the amount
allocated   to    Underlying
Funds that invest  primarily
in fixed  income  securities
(Underlying   Fixed   Income
Funds)   and  money   market
funds    (Underlying   Money
Market  Funds)  can at times
exceed    the    amount   in
equities.  In  the  case  of
VISION  Managed   Allocation
Fund -- Conservative  Growth,
the   largest    allocations
normally  are to  Underlying
Fixed Income  Funds,  but at
times the  amount  allocated
to  Underlying  Equity Funds
and Underlying  Money Market
Funds can  exceed the amount
in  Underlying  Fixed Income
Funds.   After  the  Closing
Date  of the  Reorganization
Plan,  it  is   contemplated
that the list of  Underlying
Funds  will  be  revised  to
include  certain   Successor
Funds.



-------------------
VISION      MANAGED
ALLOCATION  FUND --
AGGRESSIVE GROWTH
The  Fund  currently  plans
to  invest in shares of the
following        underlying
VISION   Funds  within  the
percentage           ranges
indicated.

Asset Class
                                     (Percentage of the Managed Allocation Fund
                                     - Aggressive Growth Assets)
-------------------------------------------------------------------------------
MONEY MARKET FUNDS                   0-20%
Prime Money Market Fund
U.S. Treasury Money
  Market Fund
------------------------------------------------------------------------------
FIXED INCOME FUNDS                   0-30%

Short Duration Government
Bond Fund

Intermediate-Term Bond
Fund
U.S. Government Bond Fund
-------------------------------------------------------------------------------
EQUITY FUNDS                         70-100%
Large Cap Growth Fund
Small Cap Stock Fund
International Equity Fund
Mid Cap Stock Fund
Large Cap Stock Fund
Large Cap Value Fund
------------------------------------------------------------------------------

VISION MANAGED ALLOCATION FUND-- MODERATE GROWTH
-------------------------------------------------------------------------------
The Fund currently plans to invest in shares of the following VISION Funds within the percentage ranges indicated:

Asset Class                       Investment Range
                                  (Percentage of the Managed Allocation Fund -
                                  Moderate Growth Assets)
------------------------------------------------------------------------------
MONEY MARKET FUNDS                5-45%
Prime Money Market Fund
U.S. Treasury Money Market Fund
------------------------------------------------------------------------------
FIXED INCOME FUNDS                15-50%

Short Duration Government
Bond Fund

Intermediate-Term
Bond Fund
U.S. Government Bond Fund
------------------------------------------------------------------------------
EQUITY FUNDS                      40-70%
Large Cap Growth Fund
Small Cap Stock Fund
International Equity
Fund
Mid Cap Stock Fund
Large Cap Stock Fund
Large Cap Value Fund

-------------------------------------------------------------------------------
VISION MANAGED ALLOCATION FUND-- CONSERVATIVE GROWTH
-------------------------------------------------------------------------------
The Fund currently plans to invest in shares of the following Underlying VISION Funds within the percentage ranges indicated;
Asset Class                       Investment Range
                                  (Percentage of the Managed Allocation Fund -
                                  Conservative Growth Assets)
-------------------------------------------------------------------------------
MONEY MARKET FUNDS                5-50%
Prime Money Market Fund
U.S. Treasury Money Market Fund
-------------------------------------------------------------------------------
FIXED INCOME FUNDS                35-70%

Short Duration Government Bond
Fund

Intermediate-Term
Bond Fund
U.S. Government Bond
Fund
-------------------------------------------------------------------------------
EQUITY FUNDS                      5-35%
Large Cap Growth Fund
Small Cap Stock Fund
International Equity Fund
Mid Cap Stock Fund
Large Cap Stock Fund
Large Cap Value Fund


Goals, Strategies and Risks of the Underlying Funds

The goals, strategies and risks of each Underlying Fund other than VISION Prime Money Market Fund are set forth elsewhere in this prospectus. A summary of the goals, strategies and risks of VISION Prime Money Market Fund is as follows:

VISION Prime Money Market Fund. The goal of VISION Prime Money Market Fund is to seek current income with liquidity and stability of principal by investing in high quality money market investments. The Fund seeks to maintain a constant net asset value of $1.00 per share for purchases and redemptions. The Fund may invest primarily in bank instruments, corporate debt securities, municipal securities, variable rate demand instruments, mortgage-backed securities, asset-backed securities, Treasury securities, agency securities and repurchase agreements. The principal risks applicable to the Fund are interest rate risk, call risk, credit risk, prepayment risk and risk of foreign investment.

Additional information on VISION Prime Money Market Fund can be found in a separate VISION Funds prospectus, which is available by calling (800) 836-2211.


VISION MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH

Risk/Return Bar Chart and Table


[GRAPHIC ILLUSTRATION OMITTED]



The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (3.49)%.

Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 9.85% (quarter ended December 31, 2001). Its lowest quarterly return was (16.18)% (quarter ended September 30, 2002).




Average Annual Total Return Table

The following table represents the Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for Fund's Class A Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), broad-based market indexes. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. investment grade corporate debt and mortgage backed obligations. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and it is not possible to invest directly in an index.



(For the periods ended December 31, 2002)

Class A Shares                                 1 Year    Start of Performance1
-------------------------------------------------------------------------------
Return Before Taxes                           (22.55)%          (5.78)%
-------------------------------------------------------------------------------
Return After Taxes on Distributions2          (22.74)%          (6.42)%
-------------------------------------------------------------------------------
Return After Taxes on Distributions and       (13.70)%          (4.73)%
Sale of Fund Shares2
-------------------------------------------------------------------------------
Class B Shares                                  ---            (22.23)%
-------------------------------------------------------------------------------
S&P 500                                       (22.10)%          (7.21)%
-------------------------------------------------------------------------------
LBAB                                           10.25%            7.33%
-------------------------------------------------------------------------------

1 The Fund's Class A and Class B Shares start of performance dates were February 18, 1999 and May 1, 2002, respectively.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

VISION MANAGED ALLOCATION FUND - MODERATE GROWTH

Risk/Return Bar Chart and Table


[GRAPHIC ILLUSTRATION OMITTED]

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (1.98)%.

Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 6.36% (quarter ended December 31, 2001). Its lowest quarterly return was (9.90)% (quarter ended September 30, 2002).



Average Annual Total Return Table

The following table represents the Fund's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), broad-based market indexes. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. investment grade corporate debt and mortgage backed obligations. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and it is not possible to invest directly in an index.



(For the periods ended December 31, 2002)

Class A Shares                                 1 Year     Start of Performance 1
-------------------------------------------------------------------------------
Return Before Taxes                            (14.79)%           (2.22)%
-------------------------------------------------------------------------------
Return After Taxes on Distributions2           (15.24)%           (3.28)%
-------------------------------------------------------------------------------
Return After Taxes on Distributions and        (9.00)%            (2.22)%
Sale of Fund Shares2
-------------------------------------------------------------------------------
Class B Shares
-------------------------------------------------------------------------------
Return Before Taxes                               --             (15.40)%
-------------------------------------------------------------------------------
LBAB                                           (22.10)%           (7.34)%
-------------------------------------------------------------------------------
S&P 500                                         10.25%             7.25%
-------------------------------------------------------------------------------

1 The Fund's Class A and Class B Shares start of performance dates were February 3, 1999 and April 30, 2002, respectively.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sales of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

Past performance is no guarantee of future results. This information provides you historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Vision Managed Allocation Fund - Conservative Growth

Risk/Return Bar Chart and Table

[GRAPHIC ILLUSTRATION OMITTED]

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (0.70)%.

Within the periods shown in the chart, the Fund's A Class Shares highest quarterly return was 2.23% (quarter ended December 31, 2001). Its lowest quarterly return was (1.43)% (quarter ended September 30, 2001).




Average Annual Total Return Table

The following table represents the Fund's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for Fund's Class A Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P
500) and the Lehman Brothers Aggregate Bond Index (LBAB), broad-based market indexes. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. investment grade corporate debt and mortgage backed obligations. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and it is not possible to invest directly in an index.



 (For the periods ended December 31, 2002)

Class A Shares                                     1 Year          Start of
                                                                 Performance 1
-------------------------------------------------------------------------------
Return Before Taxes                                (5.12)%           0.92%
-------------------------------------------------------------------------------
Return After Taxes on Distributions2               (6.12)%          (0.49)%
-------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale       (3.11)%          (0.05)%
of Fund Shares2
-------------------------------------------------------------------------------
Class B Shares
-------------------------------------------------------------------------------
Return Before Taxes                                  --             (7.35)%
-------------------------------------------------------------------------------
S&P 500                                           (22.10)%          (7.77)%
-------------------------------------------------------------------------------
LBAB                                               10.25%            7.24%
-------------------------------------------------------------------------------

1 The Fund's Class A and Class B Shares start of performance dates were February 3, 1999, and April 30, 2002, respectively.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sales of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

Past performance is no guarantee of future results. This information provides you historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


BALANCED FUND
------------------------------------------------------------------------------

VISION balanced FUND

Goal

To provide total return. The Fund's total return will consist of both current income and, to a lesser extent, capital appreciation, provided by fixed income securities, and long-term capital appreciation provided by equity securities.

Strategy

The Fund seeks its investment goal by investing primarily in a diverse portfolio of common stocks and investment grade fixed income securities. The Fund's Adviser will select common stocks of mid-sized and larger companies (companies with market capitalizations of $2 billion or more) that are recognized leaders in their respective markets. In evaluating securities for the Fund, the Adviser considers each company's current financial strength, revenue, earnings growth, and relative valuation of its stock. The Adviser will also purchase investment grade fixed income securities with varying maturities, including corporate and government securities and mortgage-backed securities. The Adviser will adjust the Fund's asset mix based on its analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends. The Fund maintains at least 25% of its total assets in fixed-income senior securities.

In selecting securities for the Fund, the Adviser attempts to maximize total return by purchasing a combination of common stocks and fixed income securities of U.S. issuers. The Adviser will also attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities. The dollar-weighted average maturity of the Fund's fixed income securities may vary depending on market conditions, but will be between five and twenty years.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.





Risk/Return Bar Chart and Table

[GRAPHIC ILLUSTRATION OMITTED]



The bar chart shows the variability of the Accounting Survivor's (ARK Balanced Portfolio) Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Accounting Survivor's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Accounting Survivor's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (0.92)%.

Within the periods shown in the chart, the Accounting Survivor's Class A Shares highest quarterly return was 18.25% (quarter ended December 31, 1998). Its lowest quarterly return was (11.71)% (quarter ended September 30, 2002).




Average Annual Total Return Table

The following table represents the Accounting Survivor's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers U.S. Aggregate Bond Index, the Standard & Poor's 500 Index (S&P 500) and the 60/40 Hybrid of the S&P 500 and the Lehman Brothers U.S. Aggregate Bond Index, respectively, broad-based market indexes, and the Lipper Balanced Funds Objective. The Lehman Brothers U.S. Aggregate Index is a widely recognized, market value-weighted index of U.S. government obligations, corporate debt securities and AAA-rated mortgage backed securities. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The 60/40 Hybrid of the S&P and the Lehman Brothers U.S. Aggregate Bond Index, respectively, is comprised of two unmanaged indexes, weighted 60% S&P 500 and 40% Lehman Brothers U.S. Aggregate Bond Index. The Lipper Balanced Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.



(For the periods ended December 31, 2002)

Accounting Survivor-Class A                  1 Year    5 Years       Start of
Shares                                                            Performance 1
--------------------------------------------------------------------------------
Return Before Taxes                           (21.73)%    2.29%         6.49%*
--------------------------------------------------------------------------------
Return After Taxes on Distributions2          (22.23)%    0.89%         4.45%*
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale  (13.33)%    1.54%         4.50%*
of Fund Shares2
--------------------------------------------------------------------------------
Accounting Survivor-Class B Shares
--------------------------------------------------------------------------------
Return Before Taxes                           (22.52)%    1.97%        6.18%**
--------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Bond            10.25%     7.55%         7.17%
Index
--------------------------------------------------------------------------------
S&P 500                                       (22.10)%   (0.58)%        9.43%
--------------------------------------------------------------------------------
60/40 Hybrid of the S&P 500 and the           (9.16)%     2.67%         8.53%
Lehman Brothers U.S. Aggregate Bond
Index, Respectively
--------------------------------------------------------------------------------
Lipper Balanced Funds Objective               (12.74)%    1.10%         6.98%
--------------------------------------------------------------------------------


1 The Accounting Survivor's Class A Shares and Class B Shares start of performance date was July 16, 1993.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Accounting Survivor's Class B Shares will differ from those for Accounting Survivor's Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


*Since July 16, 1993. Class A Shares of the Accounting Survivor were offered beginning March 9, 1994. Performance results shown before that date are for the Accounting Survivor's Institutional Class Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Accounting Survivor's Class A Shares. The Accounting Survivor's Institutional Class Shares, which is not offered by this prospectus, commenced operations on July 16, 1993. The Accounting Survivor's Class A Shares annual returns would have been substantially similar to those of the Accounting Survivor's Institutional Class Shares because Shares of each class are invested in the same portfolio of securities.

**Since July 16, 1993. Class B Shares of the Accounting Survivor were offered beginning September 14, 1998. Performance results shown before that date are for the Accounting Survivor's Institutional Class Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to Accounting Survivor's Class B Shares. The Accounting Survivor's Institutional Class Shares, which is not offered by this prospectus, commenced operations on July 16, 1993. The Accounting Survivor's Class B Shares annual returns would have been substantially similar to those of the Accounting Survivor's Institutional Class Shares because Shares of each class are invested in the same portfolio of securities.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.






Income Funds
------------------------------------------------------------------------------

VISION INTERMEDIATE-TERM BOND FUND

Goal
Current income.




Strategy

The Fund seeks its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in fixed income securities. The Fund's Adviser will select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities ("junk bonds"). The Fund normally invests in securities with intermediate maturities, and the Fund will have a dollar-weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund's investments will vary depending on market conditions.

In selecting securities for the Fund, the Adviser considers a security's current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Adviser will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

o Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate and credit risks than investment grade securities.





Risk/Return Bar Chart and Table

[GRAPHIC ILLUSTRATION OMITTED]




The total returns shown above are for the Institutional Class Shares, which is another class of shares offered by the Accounting Survivor (ARK Intermediate Fixed Income Portfolio). The Institutional Class Shares are not offered in this prospectus for the Fund's Class A, Class B and Class C Shares. The total returns for the Accounting Survivor's Institutional Class Shares are disclosed here because Class A Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for the Class A Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Class A Shares will exceed those of the Accounting Survivor's Institutional Class Shares.

The bar chart shows the variability of the Accounting Survivor's Institutional Class Shares total returns on a calendar year-end basis.

The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 1.62%. Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 5.81% (quarter ended September 30, 2002). Its lowest quarterly return was (1.13)% (quarter ended March 31, 2002).

Average Annual Total Return Table

The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Institutional Class Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Intermediate U.S.
Government Bond Index and the Lehman Brothers Intermediate Government/Credit Index, broad-based market indexes, and the Lipper Intermediate Investment Grade Debt Funds Objective. The Lehman Brothers Intermediate U.S. Government Bond Index is a widely recognized index of U.S. Treasury securities and government agency securities with maturities ranging from one to ten years. The Lehman Brothers Intermediate Government/Credit Index is a widely recognized, market value-weighted index of U.S. Treasury securities, U.S. government agency obligations, corporate debt securities, fixed-rate nonconvertible corporate debt securities, Yankee bonds and nonconvertible corporate debt securities issued by or guaranteed by foreign governments and agencies. Lipper Intermediate Investment Grade Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)

Accounting Survivor-Institutional Class Shares     1 Year   5 Years      Start of
                                                                       Performance 1
--------------------------------------------------------------------------------------
                                                  ------------------------------------
Return Before Taxes                                8.96%     6.43%        6.45%
--------------------------------------------------------------------------------------
---------------------------------------------------
Return After Taxes on Distributions2                7.10%    4.20%        4.14%
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of     5.44%    4.03%        4.00%
Fund Shares2
--------------------------------------------------------------------------------------
                                                  ------------------------------------
Lehman Brothers Intermediate U.S. Government       9.64%     7.44%        7.28%
Bond Index
--------------------------------------------------------------------------------------
Lehman Brothers Intermediate Government/Credit     9.84%     7.48%        7.33%
Index
--------------------------------------------------------------------------------------
Lipper Intermediate Investment Grade Debt Funds    7.34%     6.21%        6.49%
Objective
--------------------------------------------------------------------------------------


1 The Accounting Survivor's Institutional Class Shares start of performance date was November 18, 1996.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


VISION income Fund

Goal
Primarily current income and secondarily capital growth.




Strategy

The Fund seeks its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage backed securities. The Fund's Adviser will generally select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities ("junk bonds"). The dollar-weighted average maturity of the Fund's investments will vary depending on market conditions, but will be between five and twenty years.

In selecting securities for the Fund, the Adviser considers a security's current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Adviser will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

o Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate and credit risks than investment grade securities.





Risk/Return Bar Chart and Table

[GRAPHIC ILLUSTRATION OMITTED]


The bar chart shows the variability of the Accounting Survivor's (ARK Income Portfolio) Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Accounting Survivor's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. The Accounting Survivor's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 1.30%. Within the periods shown in the chart, the Accounting Survivor's Class A Shares highest quarterly return was 6.58% (quarter ended June 30, 1995). Its lowest quarterly return was (2.24)% (quarter ended March 31, 1996).




Average Annual Total Return Table

The following table represents the Accounting Survivor's Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers U.S. Aggregate Bond Index, a broad-based market index, and Lipper Corporate A-Rated Debt Funds Objective. The Lehman Brothers U.S. Aggregate Bond Index is a widely recognized, market value-weighted index of U.S. government obligations, corporate debt securities and AAA-rated mortgage backed securities. The Lipper Corporate A-Rate Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.




(For the periods ended December 31, 2002)
Accounting Survivor-Class A Shares              1 Year    5 Years      Start of
                                                                     Performance 1
------------------------------------------------------------------------------------
                                            ----------------------------------------
Return Before Taxes                             3.69%      5.05%         5.64%*
------------------------------------------------------------------------------------
--------------------------------------------
Return After Taxes on Distributions2            1.95%      2.84%         3.39%*
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale    2.21%      2.90%         3.36%*
of Fund Shares2
------------------------------------------------------------------------------------
Accounting Survivor-Class B Shares
------------------------------------------------------------------------------------
Return Before Taxes                             2.75%      5.02%         5.46%**
------------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate                  10.25%     7.55%         7.17%
Bond Index
------------------------------------------------------------------------------------
Lipper Corporate A-Rated Debt                   7.44%      5.83%         6.28%
Funds Objective
------------------------------------------------------------------------------------



1 The Accounting Survivor's Class A and Class B Shares start of performance date was July 16, 1993.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* Since July 16, 1993. Class A Shares of the Accounting Survivor were offered beginning April 12, 1994. Performance results shown before that date are for the Accounting Survivor's Institutional Class Shares and have been adjusted for the maximum sales charge and total annual operating expensed applicable to the Accounting Survivor's Class A Shares. The Accounting Survivor's Institutional Class Shares, which is not offered by this prospectus, commenced operations on July 16, 1993. The Accounting Survivor's Class A Shares annual returns would have been substantially similar to those of the Accounting Survivor's Institutional Class Shares because Shares of each class are invested in the same portfolio securities. ** Since July 16, 1993. Class B Shares of the Accounting Survivor were offered beginning September 14, 1998. Performance results shown before that date are for the Accounting Survivor's Institutional Class Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Accounting Survivor's Class B Shares. The Accounting Survivor's Institutional Class Shares, which is not offered by this prospectus commenced operations on July 16, 1993. The Accounting Survivor's Class B Shares annual returns would have been substantially similar to those of the Accounting Survivor's Institutional Class Shares because Shares of each class are invested in the same portfolio of securities.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.




Vision Short-Term Corporate Bond Fund

Goal
Current income.




Strategy

The Fund seeks its investment goal by investing primarily in U.S. corporate fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. corporate fixed income securities. The Fund's Adviser will select investment grade securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities ("junk bonds"). The Fund also invests in a range of U.S. government securities, including mortgage and asset backed securities. The Fund will have a dollar-weighted average maturity of no more than three years. However, the dollar-weighted average maturity of the Fund's investments will vary depending on market conditions.

In selecting securities for the Fund, the Adviser considers a security's current yield, capital appreciation potential, maturity and yield to maturity. The Adviser will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

o Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate and credit risks than investment grade securities.




Risk/Return Bar Chart and Table

[GRAPHIC ILLUSTRATION OMITTED]




The total returns shown above are for the Institutional Class Shares, which is another class of shares offered by the Accounting Survivor (ARK Short-Term Bond Portfolio). The Institutional Class Shares are not offered in this prospectus for the Fund's Class A, Class B and Class C Shares. The total returns for the Accounting Survivor's Institutional Class Shares are disclosed here because Class A Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for the Class A Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Class A Shares will exceed those of the Accounting Survivor's Institutional Class Shares.

The bar chart shows the variability of the Accounting Survivor's (ARK Short-Term Bond Portfolio) Institutional Class Shares total returns on a calendar year-end basis.

The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.78%. Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 2.67% (quarter ended September 30, 1998). Its lowest quarterly return was (0.88)% (quarter ended March 31, 2002).



Average Annual Total Return Table

The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Institutional Class Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB), a broad-based market index, and the Lipper Short Investment Grade Debt Funds Objective. The LB1-3GB is a widely recognized index of U.S. government obligations with maturities between one and three years. The Lipper Short Investment Grade Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.



(For the periods ended December 31, 2002)



Accounting Survivor-Institutional Class         1 Year    5 Years      Start of
Shares                                                               Performance 1
------------------------------------------------------------------------------------
                                          ------------------------------------------
Return Before Taxes                             4.30%      5.12%         5.20%
------------------------------------------------------------------------------------
------------------------------------------
Return After Taxes on Distributions2            2.82%      3.10%         3.12%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale    2.62%      3.09%         3.11%
of Fund Shares2
------------------------------------------------------------------------------------
LB1-3GB                                         6.01%      6.51%         6.50%
------------------------------------------------------------------------------------
Lipper Short Investment Grade Debt              3.76%      5.45%         5.78%
Funds Objective
------------------------------------------------------------------------------------



1 The Accounting Survivor's Institutional Class Shares start of performance date was April 1, 1996. Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Equity Fund Shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the Accounting Survivor in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Vision Maryland Municipal Bond Fund

Goal

Current income exempt from federal regular income tax and Maryland state and local income taxes.



Strategy

The Fund seeks its investment goal by investing primarily in municipal securities that generate income that is exempt from federal regular income tax and Maryland state and local income taxes. The principal issuers of these securities are state and local governments and agencies located in Maryland, as well as the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Under normal market conditions, the Fund's assets will be invested so that at least 80% of its income distributed will not be subject to federal regular income tax and Maryland state income tax. However, the income from these securities may be subject to federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund normally invests in investment grade debt securities with long and intermediate maturities, and the Fund will have a dollar-weighted average maturity of seven to twelve years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund's investments will vary depending on market conditions.

In selecting securities, the Fund's Adviser considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

o    Tax  Risks.   Failure  of  a  municipal  security  to  meet  certain  legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

o Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities.

o Maryland Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Maryland issuers.





Risk/Return Bar Chart and Table



[GRAPHIC ILLUSTRATION OMITTED]



The bar chart shows the variability of the Accounting Survivor's (ARK Maryland Tax Free Portfolio) Class A Shares total returns on a calendar year-end basis.


The total returns displayed for the Accounting Survivor's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. The Accounting Survivor's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 1.05%. Within the periods shown in the chart, the Accounting Survivor's Class A Shares highest quarterly return was 4.24% (quarter ended December 31, 2000). Its lowest quarterly return was (2.11)% (quarter ended June 30, 1999).





Average Annual Total Return Table

The following table represents the Accounting Survivor's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 10 Year Municipal Bond Index (LB10MB) and the Lehman Brothers 7 Year Municipal Bond Index (LB7MB), broad-based market indexes, and the Lipper Maryland Municipal Debt Funds Objective. The LB10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between eight and twelve years. The LB7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between six and eight years. The Lipper Maryland Municipal Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)

Accounting Survivor-Class A Shares              1 Year    5 Years      Start of
                                                                     Performance 1
------------------------------------------------------------------------------------
                                          ------------------------------------------
Return Before Taxes                             3.46%      3.89%         4.53%*
------------------------------------------------------------------------------------
------------------------------------------
Return After Taxes on Distributions2            3.46%      3.83%         4.46%*
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale    3.66%      3.91%         4.45%*
of Fund Shares2
------------------------------------------------------------------------------------
Accounting Survivor-Class B Shares
------------------------------------------------------------------------------------
Return Before Taxes                             2.46%      6.33%          6.58%**
------------------------------------------------------------------------------------
LB10MB                                          10.17%     6.12%          6.46%
------------------------------------------------------------------------------------
LB7MB                                           10.35%     6.07%          6.19%
------------------------------------------------------------------------------------
Lipper Maryland Municipal Debt Funds            6.77%      4.44%          4.91%
Objective
------------------------------------------------------------------------------------



1 The Accounting Survivor's Class A and Class B Shares start of performance date was November 18, 1996.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

*Since November 18, 1996. Class A Shares of the Accounting Survivor were offered beginning January 2, 1997. Performance results shown before that date are for the Accounting Survivor's Institutional Class Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Accounting Survivor's Class A Shares. The Accounting Survivor's Institutional Class Shares, which is not offered by this prospectus, commenced operations on November 18, 1996. The Accounting Survivor's Class A Shares annual returns would have been substantially similar to those of the Accounting Survivor's Institutional Class Shares because Shares of each class are invested in the same portfolio of securities.

**Since November 18, 1996. Class B Shares of the Accounting Survivor were offered beginning September 1, 1999. Performance results shown before that date are for the Accounting Survivor's Institutional Class Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Accounting Survivor's Class B Shares. The Accounting Survivor's Institutional Class Shares, which is not offered by this prospectus, commenced operations on November 18, 1996. The Accounting Survivor's Class B annual returns would have been substantially similar to those of the Accounting Survivor's Institutional Class Shares because Shares of each class are invested in the same portfolio of securities.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.




Vision Pennsylvania Municipal Bond Fund



Goal

Current income exempt from federal regular income tax and Pennsylvania personal income taxes.


Strategy

The Fund seeks its investment goal by investing primarily in municipal securities that generate income that is exempt from federal regular income tax and Pennsylvania personal income taxes. The principal issuers of these securities are state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Under normal market conditions, the Fund's assets will be invested so that at least 80% of its income distributed will not be subject to federal regular income tax and Pennsylvania personal income tax. However, the income from these securities may be subject to federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund normally invests in investment grade debt securities with long and intermediate maturities, and the Fund will have a dollar-weighted average maturity of seven to twelve years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund's investments will vary depending on market conditions.

In selecting securities, the Fund's Adviser considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

o    Tax  Risks.   Failure  of  a  municipal  security  to  meet  certain  legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

o Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities.

o Pennsylvania Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers.




Risk/Return Bar Chart and Table

[GRAPHIC ILLUSTRATION OMITTED]


The  bar  chart  shows  the  variability  of  the  Accounting   Survivor's  (ARK
Pennsylvania Tax Free Portfolio) Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Accounting Survivor's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Accounting Survivor's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 1.22%.

Within the periods shown in the chart, the Accounting Survivor's Class A Shares highest quarterly return was 4.13% (quarter ended September 30, 2002). Its lowest quarterly return was (2.58)% (quarter ended June 30, 1999).

Average Annual Total Return Table

The following table represents the Accounting Survivor's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 10 Year Municipal Bond Index (LB10MB) and the Lehman Brothers 7 Year Municipal Bond Index (LB7MB), broad-based market indexes, and the Lipper Pennsylvania Municipal Debt Funds Objective. The LB10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between eight and twelve years. The LB7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between six and eight years. The Lipper Pennsylvania Municipal Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)

Accounting Survivor-Class A Shares              1 Year    5 Years      Start of
                                                                     Performance 1
------------------------------------------------------------------------------------
                                          ------------------------------------------
Return Before Taxes                             3.99%      3.73%         4.22%*
------------------------------------------------------------------------------------
------------------------------------------
Return After Taxes on Distributions2            3.99%      3.68%         4.17%*
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale    3.96%      3.75%         4.16%*
of Fund Shares2
------------------------------------------------------------------------------------
Accounting Survivor-Class B Shares
------------------------------------------------------------------------------------
Return Before Taxes                             3.14%      5.62%         5.65%**
------------------------------------------------------------------------------------
LB10MB                                          10.17%     6.12%         6.68%
------------------------------------------------------------------------------------
LB7MB                                           10.35%     6.07%         6.34%
------------------------------------------------------------------------------------
Lipper Pennsylvania Municipal Debt              7.06%      4.48%          5.23%
Funds Objective
------------------------------------------------------------------------------------


1 The Accounting Survivor's Class A and Class B Shares start of performance date was April 1, 1996. Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Equity Fund Shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the Accounting Survivor in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* Since April 1, 1996. Class A Shares of the Accounting Survivor were offered beginning March 23, 1998. Performance results shown before that date are for the Accounting Survivor's Institutional Class Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Accounting Survivor's Class A Shares. The Accounting Survivor's Institutional Class Shares, which is not offered by this prospectus, commenced operations on March 23, 1998. Performance results before that date are for the Marketvest Pennsylvania Intermediate Municipal Bond Fund, which began offering its shares on April 1, 1996 and was reorganized into the Fund on March 20, 1998. The
Accounting Survivor's Class A Shares annual returns would have been substantially similar to those of the Accounting Survivor's Institutional Class Shares because Shares of each class are invested in the same portfolio of securities.

**Since April 1, 1996. Class B Shares of the Accounting Survivor were offered beginning September 1, 1999. Performance results shown before that date are for the Accounting Survivor's Institutional Class Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Accounting Survivor's Class B Shares. The Accounting Survivor's Institutional Class Shares, which is not offered by this prospectus, commenced operations on March 23, 1998. Performance results before that date are for the Marketvest Pennsylvania Intermediate Municipal Bond Fund, which began offering its shares on April 1, 1996 and was reorganized into the Fund on March 20, 1998. The
Accounting Survivor's Class B Shares annual returns would have been substantially similar to those of the Accounting Survivor's Institutional Class Shares because Shares of each class are invested in the same portfolio of securities.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.




VISION NEW YORK MUNICIPAL BOND FUND
(formerly VISION New York Municipal Income Fund)

Goal

To provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with the preservation of capital.

Strategy

Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of New York and New York municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities.

In selecting securities, the Fund's Adviser considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.




Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

o    Tax  Risks.   Failure  of  a  municipal  security  to  meet  certain  legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

o Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities.

o New York Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers.





Risk/Return Bar Chart and Table

[GRAPHIC ILLUSTRATION OMITTED]

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.86%.

Within the periods shown in the chart, the Fund's highest quarterly return was 6.57% (quarter ended March 31, 1995). Its lowest quarterly return was (4.48)% (quarter ended March 31, 1994).




Average Annual Total Return Table

The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers New York Tax-Exempt Index (LBNYTE), a broad-based market index, and the Lipper New York Municipal Debt Funds Average. The LBNYTE is a total return performance benchmark for the New York long-term, investment grade, tax-exempt bond market. Returns and attributes for this index are calculated semi-monthly using approximately 22,000 municipal bonds classified as general obligation bonds (state and local), revenue bonds (excluding insured revenue bonds), insured bonds (includes all bond insurers with Aaa/AAA ratings), and prerefunded bonds. The Lipper New York Municipal Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)
Class A Shares                               1 Year   5 Years       Start of
                                                                  Performance 1
-------------------------------------------------------------------------------
Return Before Taxes                           3.86%    4.12%         5.03%
-------------------------------------------------------------------------------
Return After Taxes on Distributions2          3.83%    4.05%         4.98%
-------------------------------------------------------------------------------
Return After Taxes on Distributions and       3.88%    4.10%         4.90%
Sale of Fund Shares2
-------------------------------------------------------------------------------
LBNYTE                                        9.67%    6.17%         2.17%
-------------------------------------------------------------------------------
Lipper New York Municipal Debt Funds Average  8.83%    4.92%         5.13%
-------------------------------------------------------------------------------


1    The Fund's Class A Shares start of performance date was September 22, 1993.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Vision U.S. Government Bond Fund
(formerly VISION U.S. Government Securities Fund)

Goal

To provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.




Strategy

The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio consisting of debt obligations that are guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities, including mortgage backed securities issued by U.S. government agencies. The Fund anticipates that most of its assets will be invested in fixed income securities having maturities greater than one year. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of "U.S. government securities." The Fund may invest at times to a limited extent in other types of debt obligations to enhance total return (e.g., corporate debt obligations, taxable municipal securities, asset backed securities, etc.).


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.





Risk/Return Bar Chart and Table

[GRAPHIC ILLUSTRATION OMITTED]


The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 1.10%.

Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 6.45% (quarter ended June 30, 1995). Its lowest quarterly return was (2.81)% (quarter ended June 30, 1994).

Average Annual Total Return Table

The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Aggregate Bond Index (LBAB) and Lehman Brothers U.S. Government Bond Index (LBUSGB), broad-based market indexes, and the Lipper U.S. Government Funds Objective. The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. agency obligations, foreign obligations, U.S. investment grade corporate debt and mortgage backed obligations. The LBUSGB is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. The Lipper U.S. Government Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. The Adviser has elected to change the index from LBAB to LBUSGB because it is more representative of the securities in which the Fund invests. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.


(For the periods ended December 31, 2002)

Class A Shares                                1 Year    5 Years      Start of
                                                                  Performance 1
-------------------------------------------------------------------------------
Return Before Taxes                            4.76%     5.85%        5.55%
-------------------------------------------------------------------------------
Return After Taxes on Distributions2           2.58%     3.36%        3.07%
-------------------------------------------------------------------------------
Return After Taxes on Distributions and        2.86%     3.40%        3.14%
Sales of Fund Shares 2
-------------------------------------------------------------------------------
LBAB                                          10.25%     7.55%        7.08%
-------------------------------------------------------------------------------
LBUSGB                                        11.50%     7.26%        6.99%
-------------------------------------------------------------------------------
Lipper U.S. Government Funds Objective         9.84%     6.55%        5.96%
-------------------------------------------------------------------------------


1    The Fund's Class A Shares start of performance date was September 22, 1993.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



VISION SHORT DURATION GOVERNMENT BOND FUND


(formerly VISION Institutional Limited Duration Government Fund)

Goal
To seek current income, with preservation of capital as a secondary objective.




Strategy

The Fund normally invests substantially all, but under normal market conditions no less than 80% of the value of its net assets in a diversified portfolio of debt obligations issued or supported as to principal and interest by the U.S. government or its agencies and instrumentalities including mortgage backed securities, asset backed securities, variable and floating rate securities, and zero coupon securities, and in repurchase agreements backed by such securities. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of "U.S. government securities". The Fund expects to maintain a duration of less than three years under normal market conditions.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.





Risk/Return Bar Chart and Table

[GRAPHIC ILLUSTRATION OMITTED]



The total returns shown above are for the Institutional I Shares, which is another class of shares offered by VISION Short Duration Government Bond Fund. Institutional I Shares are not offered in this prospectus for the Fund's Class A, Class B and Class C Shares. The total returns for Institutional I Shares are disclosed here because Class A Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Class A Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Class A Shares will exceed those of the Institutional I Shares.

The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Institutional I Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Institutional I Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.34%.

Within the periods shown in the chart, the Fund's Institutional I Shares highest quarterly return was 3.51% (quarter ended September 30, 2001). Its lowest quarterly return was 0.24% (quarter ended December 31, 2001).

Average Annual Total Return Table

The following table represents the Fund's Institutional I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB), a broad-based market index, and the Lipper Short U.S. Government U.S. Government Index. The LB1-3GB tracks the performance of short-term U.S. government and corporate bonds The Lipper Short U.S. Government Index is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index and average shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

The information presented below, for the periods prior to January 8, 2001, is the historical information for VISION Limited Duration Government Securities Fund. The quoted performance of Short Duration Government Bond Fund includes performance of certain predecessor collective trust fund ("commingled") accounts, for the periods dating back to October 31, 1995 and prior to VISION Limited Duration Government Securities Fund's commencement of operations on July 1, 1997, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the SEC and, therefore, were not subject to investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts' performance may have been adversely affected.

 (For the periods ended December 31, 2002)

Institutional I Shares                    1 Year     5 Years        Start of
                                                                  Performance 1
-------------------------------------------------------------------------------
Return Before Taxes                        2.68%      4.97%          5.00%
-------------------------------------------------------------------------------
Return After Taxes on Distributions2       0.78%      2.70%          3.25%
-------------------------------------------------------------------------------
Return After Taxes on Distributions        1.61%      2.82%          3.14%
and Sale of Fund Shares2
-------------------------------------------------------------------------------
LB1-3GB                                    6.01%      6.51%          6.41%
-------------------------------------------------------------------------------
Lipper Short U.S. Government Index         5.29%      5.87%          5.84%
-------------------------------------------------------------------------------

1 The Fund's Institutional I Shares start of performance date was October 31, 1995.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


MONEY MARKET FUNDS
--------------------------------------------------------------------------


VISION MONEY MARKET FUND

Goal
To seek current income with liquidity and stability of principal.




Strategy

The Fund invests at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government, banks and corporations.

In selecting securities for the Fund, the Adviser considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.


Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.





Risk/Return Bar Chart and Table

[GRAPHIC ILLUSTRATION OMITTED]

Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The Fund's Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.16%.

Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 1.53% (quarter ended September 30, 2000). Its lowest quarterly return was 0.23% (quarter ended December 31, 2002).



Average Annual Total Return Table

The following table represents the Fund's Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. First Tier Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The average is unmanaged and it is not possible to invest directly in an average.

(For the periods ended December 31, 2002)

                                   1 Year     5 Years     10 Years
----------------------------------------------------------------------
Class A Shares                      1.14%      4.06%        4.98%
----------------------------------------------------------------------
iMoneyNet,   Inc.   First   Tier    1.15%      4.05%        4.21%
Retail Average
----------------------------------------------------------------------

The Fund's Class A Shares 7-Day Net Yield as of December 31, 2002 was 0.75%. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

VISION PENNSYLVANIA TAX FREE MONEY MARKET FUND


Goal

Maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and security of principal.


Strategy

The Fund seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from federal and Pennsylvania personal income taxes. The Fund has a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from federal income tax, including the federal alternative minimum tax, and Pennsylvania personal income tax. The principal issuers of these securities may be state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions.


In selecting securities for the Fund, the Adviser considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.


Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

o Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. o Pennsylvania Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers.






Risk/Return Bar Chart and Table

[GRAPHIC ILLUSTRATION OMITTED]




The total returns shown above are for the Institutional Class Shares, which is another class of shares offered by the Accounting Survivor (ARK Pennsylvania Tax-Free Money Market Portfolio). The Institutional Class Shares are not offered in this prospectus for the Fund's Class A, Class B and Class C Shares. The total returns for the Accounting Survivor's Institutional Class Shares are disclosed here because Class A Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for the Class A Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Class A Shares will exceed those of the Accounting Survivor's Institutional Class Shares.

Historically, the Accounting Survivor has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Accounting Survivor's Institutional Class Shares total return on a calendar year-end basis.

The Accounting Survivor's Institutional Class Shares are sold without a sales charge (load). The total return displayed above is based upon net asset value.

The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.15%. Within the period shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 0.28% (quarter ended June 30, 2002). Its lowest quarterly return was 0.23% (quarter ended December 31, 2002).

Average Annual Total Return Table

The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. Tax Free State Specific Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The average is unmanaged and it is not possible to invest directly in an average.

(For the periods ended December 31, 2002)

 Accounting Survivor-Institutional Class         1 Year         Start of
 Shares                                                       Performance 1
 ------------------------------------------------------------------------------
 Return Before Taxes                              0.99%           1.32%
 ------------------------------------------------------------------------------
 iMoneyNet, Inc. Tax Free State Specific          0.90%           1.50%
 Institutional Average
 ------------------------------------------------------------------------------

1 The Accounting Survivor's Institutional Class Shares start of performance date was May 1, 2001.

The Accounting Survivor's Institutional Class Shares 7-Day Net Yield as of December 31, 2002 was 0.95%.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

VISION NEW YORK TAX FREE MONEY MARKET FUND



Goal

To seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.


Strategy

The Fund invests at least 80% of its net assets in a diversified portfolio of tax-exempt money market obligations. The Fund maintains a fundamental investment policy that at least 80% of its income will, under normal market conditions, be exempt from federal regular income tax, federal alternative minimum tax and New York State income tax. Such income should also be exempt from New York City income taxes.

In selecting securities for the Fund, the Adviser considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.


Risks All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

o    Tax  Risks.   Failure  of  a  municipal  security  to  meet  certain  legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

o New York Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers.





Risk/Return Bar Chart and Table

[GRAPHIC ILLUSTRATION OMITTED]


Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis. The Fund's Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value. The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.16%.

Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 0.95% (quarter ended June 30, 2000). Its lowest quarterly return was 0.22% (quarter ended September 30, 2002).

Average Annual Total Return Table

The following table represents the Fund's Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. Tax Free State Specific Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The average is unmanaged and it is not possible to invest directly in an average.

(For the periods ended December 31, 2002)

                                               1 Year      5 Years      10 Years
-------------------------------------------------------------------------------
Class A Shares                                 0.98%        2.50%         2.61%
-------------------------------------------------------------------------------
iMoneyNet,  Inc.  Tax Free State  Specific     0.87%        2.42%         2.57%
Retail Average
-------------------------------------------------------------------------------


The Fund's 7-Day Net Yield as of December 31, 2002 was 0.95%.
Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


VISION Tax free MONEY MARKET FUND



Goal

Maximizing current income exempt from federal income tax and providing liquidity and stability of principal.


Strategy

The Fund seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund is well diversified among issuers and comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Adviser to be of equal credit quality. The Fund maintains a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from federal income tax, including the federal alternative minimum tax (AMT). The Fund attempts to invest 100% of its assets in securities exempt from federal income tax (not including the AMT).

In selecting securities for the Fund, the Adviser considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.


Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

o    Tax  Risks.   Failure  of  a  municipal  security  to  meet  certain  legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.





Risk/Return Bar Chart and Table

[GRAPHIC ILLUSTRATION OMITTED]



The bar chart shows the variability of the Accounting Survivor's (ARK Tax-Free Money Market Portfolio) Class A Shares total returns on a calendar year basis.

Historically the Accounting Survivor has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Accounting Survivor's Class A Shares total returns on a calendar year-end basis.


The Accounting Survivor's Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value. The Accounting Survivor's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.13%.

Within the periods shown in the chart, the Accounting Survivor's Class A Shares highest quarterly return was 0.94% (quarter ended December 31, 2000). Its lowest quarterly return was 0.21% (quarter ended September 30, 2002).



Average Annual Total Return Table

The following table represents the Accounting Survivor's Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. Tax Free Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The average is unmanaged and it is not possible to invest directly in an average.

(For the calendar periods ended December 31, 2002)

Accounting Survivor-Class A Shares          1 Year      5 Years        Start of
                                                                   Performance1
-------------------------------------------------------------------------------
Return Before Taxes                         0.88%        2.45%          2.71%
-------------------------------------------------------------------------------
iMoneyNet, Inc. Tax Free Retail             0.87%        2.42%          2.57%
Average
------------------------------------------------------------------------------

1 The Accounting Survivor's Class A Shares start of performance was March 15, 1994. The Accounting Survivor's Class A Shares 7-Day Net Yield as of December 31, 2002 was 0.91%.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.




VISION U.S. Government MONEY MARKET FUND



Goal
To seek current income and provide liquidity and security of principal.


Strategy

The Fund seeks its investment goal by investing in obligations issued by the U.S. government and its agencies and instrumentalities and repurchase agreements. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements backed by such instruments.

In selecting securities for the Fund, the Adviser considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.


Risks All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.





Risk/Return Bar Chart and Table


[GRAPHIC ILLUSTRATION OMITTED]




Historically the Accounting Survivor has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Accounting Survivor's (ARK U.S. Government Money Market Portfolio) Class A Shares total returns on a calendar year-end basis.

The Accounting Survivor's Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Accounting Survivor's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.18%. Within the periods shown in the chart, the Accounting Survivor's Class A Shares highest quarterly return was 1.52% (quarter ended December 31, 2000. Its lowest quarterly return was 0.25% (quarter ended December 31, 2002).


Average Annual Total Return Table

The following table represents the Accounting Survivor's Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. Government Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The average is unmanaged and it is not possible to invest directly in an average.

(For the calendar periods ended December 31, 2002)

Accounting Survivor-Class A Shares       1Year     5 Years         Start of
                                                                 Performance1
-------------------------------------------------------------------------------
Return Before Taxes                      1.27%       4.04%           4.15%
-------------------------------------------------------------------------------
iMoneyNet, Inc. Government Retail        1.16%       4.01%           4.15%
Average
-------------------------------------------------------------------------------

1 The Accounting Survivor's Class A Shares Start of Performance date was July 7, 1997. The Accounting Survivor's Class A Shares 7-Day Net Yield as of December 31, 2002 was 0.81%.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.




VISION U.S. TREASURY MONEY MARKET FUND
(formerly VISION Treasury Money Market Fund)

Goal
To seek current income with liquidity and stability of principal.




Strategy

The Fund invests at least 80% of the value of its net assets in a diversified portfolio of direct obligations of the U.S. Treasury, such as Treasury bills and notes, and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the Adviser considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.


Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.



Risk/Return Bar Chart and Table

[GRAPHIC ILLUSTRATION OMITTED]

Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The Fund's Class A Shares are sold without a sales charge (load). The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.17%.

Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 1.47% (quarter ended December 31, 2000). Its lowest quarterly return was 0.23% ( quarter ended December 31, 2002).



Average Annual Total Return Table

The following table represents the Fund's Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. Treasury Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The average is unmanaged and it is not possible to invest directly in an average.

(For the calendar periods ended December 31, 2002)

                                   1 Year 5 Years  10 Years
---------------------------------------------------------------------
Class A Shares                     1.13%  3.90%    4.13%
---------------------------------------------------------------------
iMoneyNet,  Inc.  Treasury  Retail 1.16%  4.01%    4.15%
Average
---------------------------------------------------------------------

The Fund's Class A Shares 7-Day Net Yield as of December 31, 2002 was 0.78%. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.




WHAT ARE THE FUNDS' FEES AND EXPENSES?

VISION Group of Funds
Fees and Expenses


This  table  describes  the fees and  expenses  that you may pay if you buy and hold Class A
Shares, Class B Shares and Class C Shares of the Funds.
                                   International    Small Cap       Mid Cap       Large Cap
                                    Equity Fund    Stock Fund     Stock Fund     Growth Fund
Shareholder Fees                   Class   Class  Class   Class  Class   Class  Class  Class
                                     A       B      A       B      A       B      A      B
Fees Paid Directly From Your
Investment
Maximum Sales Charge (Load)        5.50%    None  5.50%   None   5.50%   None   5.50%   None
Imposed on Purchases (as a
percentage of offering price)
Maximum Deferred Sales Charge       None   5.00%   None   5.00%   None   5.00%   None  5.00%
(Load) (as a percentage of
original purchase price or
redemption proceeds, as
applicable)
Maximum Sales Charge (Load)         None    None   None   None    None   None    None   None
Imposed on Reinvested Dividends
(and other Distributions) (as a
percentage of offering price).
Redemption Fee (as a percentage     None    None   None   None    None   None    None   None
of amount redeemed, if applicable)
Exchange Fee                        None    None   None   None    None   None    None   None

Annual Fund Operating Expenses
(Before Waivers)1
Expenses That are Deducted From
Fund Assets (as a percentage of
average net assets)
Management Fee                     1.00%   1.00%  0.85%   0.85%  0.85%   0.85%  0.85%2 0.85%2

Distribution (12b-1) Fee3          0.25%   0.75%  0.25%   0.75%  0.25%3  0.75%  0.25%3 0.75%
Shareholder Services Fee4          0.25%   0.25%  0.25%   0.25%  0.25%   0.25%  0.25%  0.25%
Other Expenses                     0.27%   0.27%  0.22%   0.22%  0.29%   0.29%  0.51%  0.51%
Total Annual Fund Operating        1.77%   2.27%  1.57%   2.07%  1.64%   2.14%  1.86%  2.36%
Expenses

1 Although not contractually obligated to do so, the adviser, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending April 30, 2004.

Total Waiver of Fund Expenses      0.21%    0.00%  0.25%   0.00%  0.39%   0.00%  0.55%  0.16%

Total Actual Annual Operating
  Expenses (After                  1.56%   2.27%  1.32%   2.07%  1.25%   2.14%  1.31%  2.20%
Waivers)


2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Large Cap Growth Fund (after the anticipated voluntary waiver) is expected to be 0.69% for the fiscal year ending April 30, 2004.

3 A portion of the distribution (12b-1) fee for Mid Cap Stock Fund and Large Cap Growth Funds' Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution  (12b-1)  fee  expected  to be paid by the  Funds  (after  the anticipated voluntary waiver) is expected to be 0.11% and 0.11%, respectively, for the fiscal year ending April 30, 2004.

4 The shareholder services fee for the Funds' Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.04%, 0.00%, 0.00% and 0.00%, respectively, for the fiscal year ending April 30, 2004.


                                     LARGE CAP       MANAGED        MANAGED        MANAGED
                                     VALUE FUND    ALLOCATION     ALLOCATION     ALLOCATION
                                                      FUND           FUND           FUND
                                                   AGGRESSIVE      MODERATE     CONSERVATIVE
                                                     GROWTH         GROWTH         GROWTH

Shareholder Fees                   Class   Class  Class   Class  Class   Class  Class  Class
                                     A       B      A       B      A       B      A      B
Fees Paid Directly From Your
Investment
Maximum Sales Charge (Load)        5.50%    None  5.00%   None   4.50%   None   4.00%   None
Imposed on Purchases (as a
percentage of offering price)
Maximum Deferred Sales Charge       None   5.00%   None   5.00%   None   5.00%   None  5.00%
(Load) (as a percentage of
original purchase price or
redemption proceeds, as
applicable)
Maximum Sales Charge (Load)         None    None   None   None    None   None    None   None
Imposed on Reinvested Dividends
(and other Distributions) (as a
percentage of offering price).
Redemption Fee (as a percentage     None    None   None   None    None   None    None   None
of amount redeemed, if applicable)
Exchange Fee                        None    None   None   None    None   None    None   None

Annual Fund Operating Expenses
(Before Waivers and
Reimbursements)1
Expenses That are Deducted From
Fund Assets (as a percentage of
average net assets)
Management Fee2                    0.70%   0.70%  0.25%2  0.25%2 0.25%2  0.25%2 0.25%2 0.25%2

Distribution (12b-1) Fee3          0.25%   0.75%  0.25%   0.75%3 0.25%   0.75%3 0.25%  0.75%3
Shareholder Services Fee4          0.25%   0.25%  0.25%          0.25%   0.25%  0.25%  0.25%4
                                                          0.25%4
Other Expenses                     0.35%   0.35%  1.43%5  1.43%5 0.88%   0.88%  1.44%5 1.44%5
Total Annual Fund Operating        1.55%   2.05%  2.18%   2.68%  1.63%   2.13%  2.19%  2.69%
Expenses
1   Although not contractually obligated to do so, the adviser, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending April 30, 2004.
Total Waiver of Fund Expenses      0.39%   0.00%  1.18%   0.68%  0.63%   0.13%  1.19%  0.69%
Total Actual Annual Operating
  Expenses (After Waivers and      1.16%    2.05% 1.00%   2.00%  1.00%   2.00%  1.00%  2.00%
  Reimbursements)


2 The adviser expects to voluntarily waived a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Managed Allocation Fund Aggressive Growth, Managed Allocation Fund Moderate Growth and the Managed Allocation Conservative Growth (after the anticipated voluntary waiver) is expected to be 0.00%, 0.00% and 0.00%, respectively, for the fiscal year ending April 30, 2004.

3 A portion of the distribution (12b-1) fee for the Funds Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee expected to be paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.11%, 0.00%, 0.12% and 0.00%, respectively, for the fiscal year ending April 30, 2004. A portion of the distribution (12b-1) fee for the Managed Allocation Fund Aggressive Growth, Managed Allocation Fund Moderate Growth and the Managed Allocation Conservative Growth Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee expected to be paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.56%, 0.57%, and 0.62% for the fiscal year ending April 30, 2004.

4 The shareholder services fee for the Funds' Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.00%, 0.00%, 0.00% and 0.00%, respectively, for the fiscal year ending April 30, 2004. The shareholder services fee for Managed Allocation Fund Aggressive Growth and Managed Allocation Fund Conservative Growth Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.00% and 0.00%, respectively, for the fiscal year ending April 30, 2004.

5 The adviser expects to voluntarily reimburse a portion of other expenses for Managed Allocation Fund Aggressive Growth and Managed Allocation Fund Conservative Growth. The adviser can terminate this anticipated voluntary reimbursement at any time. The Other Expenses expected to be paid by the Funds is expected to be 1.00% and 1.00%, respectively, for the fiscal year ending April 30, 2004.


                                     Large Cap    Equity Index      Equity        Mid Cap
                                     Stock Fund       Fund        Income Fund   Growth Fund
Shareholder Fees                   Class   Class  Class   Class  Class   Class Class   Class
                                     A       B      A       B      A       B      A       B
Fees Paid Directly From Your
Investment
Maximum Sales Charge (Load)        5.50%    None  5.50%   None   5.50%   None   5.50%   None
Imposed on Purchases (as a
percentage of offering price)
Maximum Deferred Sales Charge       None   5.00%   None   5.00%   None   5.00%  None   5.00%
(Load) (as a percentage of
original purchase price or
redemption proceeds, as
applicable)
Maximum Sales Charge (Load)         None    None   None   None    None   None   None    None
Imposed on Reinvested Dividends
(and other Distributions) (as a
percentage of offering price).
Redemption Fee (as a percentage     None    None   None   None    None   None   None    None
of amount redeemed, if applicable)
Exchange Fee                        None    None   None   None    None   None   None    None

Annual Fund Operating Expenses
(Before Waivers)1
Expenses That are Deducted From
Fund Assets (as a percentage of
average net assets)
Management Fee2                    0.85%   0.85%  0.20%2  0.20%2 0.70%   0.70% 0.85%2  0.85%2

Distribution (12b-1) Fee3          0.25%3  0.75%  0.25%   0.75%  0.25%3  0.75% 0.25%3  0.75%
Shareholder Services Fee4          0.25%4  0.25%  0.25%4         0.25%4  0.25% 0.25%4  0.25%4
                                                          0.25%
Other Expenses                     0.19%   0.19%  0.25%   0.25%  0.28%   0.28%  0.31%  0.31%
Total Annual Fund Operating        1.54%   2.04%  0.95%   1.45%  1.48%   1.98%  1.66%  2.16%
Expenses


1   Although not contractually obligated to do so, the adviser, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending April 30, 2004.
Total Waiver of Fund Expenses      0.27%   0.00%  0.37%   0.15%  0.30%   0.00% 0.37%   0.05%
Total Actual Annual Operating
  Expenses (After Waivers)         1.27%    2.04% 0.58%   1.30%  1.18%   1.98% 1.29%   2.11%


2 The adviser expects to voluntarily waived a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by Equity Index Fund and Mid Cap Growth Fund (after the anticipated voluntary waiver) is expected to be 0.05% and 0.80%, respectively, for the fiscal year ending April 30, 2004.

3 A portion of the distribution (12b-1) fee of Large Cap Stock Fund, Equity Income Fund and Mid Cap Growth Fund Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee expected to be paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.23%, 0.20% and 0.18%, respectively, for the fiscal year ending April 30, 2004.

4 All or a portion of the shareholder services fee for the Funds' Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.00%, 0.03%, 0.00% and 0.00%, respectively, for the fiscal year ending April 30, 2004.


                                     Small Cap Growth Fund  Multi-Cap Growth  Balanced Fund
                                                                  Fund
Shareholder Fees                   Class AClass   Class C   Class A Class B    Class A Class
                                            B                                            B
Fees Paid Directly From Your
Investment
Maximum Sales Charge (Load)         5.50%  None    None      5.50%    None      5.50%   None
Imposed on Purchases (as a
percentage of offering price)
Maximum Deferred Sales Charge       None  5.00%    1.00%     None    5.00%       None  5.00%
(Load) (as a percentage of
original purchase price or
redemption proceeds, as
applicable)
Maximum Sales Charge (Load)         None   None    None      None     None       None   None
Imposed on Reinvested Dividends
(and other Distributions) (as a
percentage of offering price).
Redemption Fee (as a percentage     None   None    None      None     None       None   None
of amount redeemed, if
applicable)
Exchange Fee                        None   None    None      None     None       None   None

Annual Fund Operating Expenses
(Before Waivers)1
Expenses That are Deducted From
Fund Assets (as a percentage of
average net assets)
Management Fee                      0.85% 0.85%    0.85%     0.70    0.70%      0.65%  0.65%

Distribution (12b-1) Fee            0.25% 0.75%    0.75%     0.25%   0.75%      0.25%  0.75%
Shareholder Services Fee2          0.25%2 0.25%    0.25%             0.25%2     0.25%2 0.25%2
                                                            0.25%2
Other Expenses                      0.21% 0.21%    0.21%     0.21%   0.21%      0.20%  0.20%
Total Annual Fund Operating         1.56% 2.06%    2.06%     1.41%   1.91%      1.35%  1.85%
Expenses
1   Although not contractually obligated to do so, the shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending April 30, 2004.
Total Waiver of Fund Expenses       0.23% 0.00%  0.00%        0.22%    0.02%   0.25%    0.05%
Total Actual Annual Operating
  Expenses (After Waivers and       1.33% 2.06%   2.06%       1.19%    1.89%   1.10%    1.80%
  Reimbursements)
2   All or a portion of the shareholder services fee for the Funds' Class A Shares is expected
to be voluntarily waived.  This anticipated voluntary waiver can be   terminated at any time.
The shareholder services fee paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.02%, 0.03% and 0.00%, respectively, for the fiscal year ending April 30, 2004.
A portion of the shareholder services fee for Multi Cap Growth Fund and Balanced Fund Class B
Shares is expected to be voluntarily waived.  This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.23% and 0.20%, respectively, for the fiscal year ending
April 30, 2004.


                                   Income Fund   Intermediate-Term Maryland      Pennsylvania
                                                    Bond Fund      MUNICIPAL      MUNICIPAL
                                                                   Bond Fund      Bond Fund

Shareholder Fees                 Class A   Class  Class   Class  Class   Class  Class  Class B
                                             B      A       B      A       B      A
Fees Paid Directly From Your
Investment
Maximum Sales Charge (Load)       4.50%     None  4.50%   None   4.50%   None   4.50%   None
Imposed on Purchases (as a
percentage of offering price)
Maximum Deferred Sales Charge      None    5.00%   None   5.00%   None   5.00%   None   5.00%
(Load) (as a percentage of
original purchase price or
redemption proceeds, as
applicable)
Maximum Sales Charge (Load)        None     None   None   None    None   None    None   None
Imposed on Reinvested Dividends
(and other Distributions) (as a
percentage of offering price).
Redemption Fee (as a percentage    None     None   None   None    None   None    None   None
of amount redeemed, if
applicable)
Exchange Fee                       None     None   None   None    None   None    None   None

Annual Fund Operating Expenses
(Before Waivers)1
Expenses That are Deducted From
Fund Assets (as a percentage of
average net assets)
Management Fee2                   0.60%    0.60%  0.70%2  0.70%2 0.70%2  0.70%2 0.70%   0.70%

Distribution (12b-1) Fee3         0.25%    0.75%  0.25%3  0.75%  0.25%3  0.75%  0.25%   0.75%
Shareholder Services Fee4         0.25%    0.25%  0.25%          0.25%   0.25%  0.25%   0.25%
                                                          0.25%
Other Expenses                    0.17%    0.17%  0.17%   0.17%  0.22%   0.22%  0.20%   0.20%
Total Annual Fund Operating       1.27%    1.77%  1.37%   1.87%  1.42%   1.92%  1.40%   1.90%
Expenses
1   Although not contractually obligated to do so, the adviser, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending April 30, 2003
Total Waiver of Fund Expenses     0.24%    0.04%  0.61%   0.20%  0.40%   0.20%  0.23%   0.06%
Total Actual Annual Operating
  Expenses (After                 1.03%     1.73% 0.76%   1.67%  1.02%   1.72%  1.17%   1.84%
Waivers)
2   The adviser expects to voluntarily waived a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by
  Intermediate-Term Bond Fund and Maryland Municipal Bond Fund (after the anticipated voluntary waiver) is expected to be 0.59% and 0.62%, respectively, for the fiscal year ending April 30, 2004.
3  All or a portion of the distribution (12b-1) fee of Intermediate-Term Bond Fund and
  Maryland Municipal Bond Fund Class A Shares is expected to be voluntarily waived.  This anticipated voluntary waiver can be terminated at any time.  The distribution (12b-1) fee expected to be paid by the Funds (after the anticipated voluntary waiver) is expected to be
  0.00% and 0.18%, respectively, for the fiscal year ending April 30, 2004.
4   All or a portion of the shareholder services fee for the Funds' Class A Shares is expected to be voluntarily waived.  This anticipated voluntary  waiver can be terminated at any time. The shareholder services fee paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.01%, 0.00%, 0.00% and 0.02%, respectively, for the fiscal year ending April 30, 2004.  A portion of the shareholder services fee for the Funds' Class B
  Shares is expected to be voluntarily waived.  This anticipated voluntary  waiver can be terminated at any time. The shareholder services fee paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.21%, 0.16%, 0.13% and 0.19%, respectively, for the fiscal year ending April 30, 2004.


                                      New York        U.S.                       Short-Term
                                     MUNICIPAL     Government        Short        corporate
                                     Bond Fund      Bond Fund      Duration       Bond Fund
                                                                  Government
                                                                   Bond Fund

Shareholder Fees                   Class   Class  Class   Class  Class   Class  Class  Class
                                     A       B      A       B      A       B      A      B
Fees Paid Directly From Your
Investment
Maximum Sales Charge (Load)        4.50%    None  4.50%   None   4.50%   None   4.50%   None
Imposed on Purchases (as a
percentage of offering price)
Maximum Deferred Sales Charge       None   5.00%   None   5.00%   None   5.00%   None  5.00%
(Load) (as a percentage of
original purchase price or
redemption proceeds, as
applicable)
Maximum Sales Charge (Load)         None    None   None   None    None   None    None   None
Imposed on Reinvested Dividends
(and other Distributions) (as a
percentage of offering price).
Redemption Fee (as a percentage     None    None   None   None    None   None    None   None
of amount redeemed, if applicable)
Exchange Fee                        None    None   None   None    None   None    None   None

Annual Fund Operating Expenses
(Before Waivers)1
Expenses That are Deducted From
Fund Assets (as a percentage of
average net assets)
Management Fee                     0.70%2  0.70%2 0.70%   0.70%  0.60%2  0.60%2 0.70%  0.70%

Distribution (12b-1) Fee           0.25%3  0.75%  0.25%3  0.75%  0.25%3  0.75%  0.25%3 0.75%
Shareholder Services Fee3          0.25%4  0.25%3 0.25%4  0.25%  0.25%4  0.25%  0.25%4 0.25%
Other Expenses                     0.23%   0.23%  0.21%   0.21%  0.20%   0.20%  0.23%  0.23%
Total Annual Fund Operating        1.43%   1.93%  1.41%   1.91%  1.30%   1.80%  1.43%  1.93%
Expenses
1   Although not contractually obligated to do so, the adviser, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending April 30, 2004.
Total Waiver of Fund Expenses              0.10%  0.46%   0.00%  0.51%   0.11%  0.25%  0.00%
                                   0.57%
Total Actual Annual Operating
  Expenses (After                  0.86%   1.83%  0.95%   1.91%  0.79%   1.69%  1.18%  1.93%
Waivers)

2   The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the New York Municipal Bond Fund and the Short Duration Government Bond Fund (after the anticipated voluntary waiver) is expected to be 0.63% and 0.49%, respectively, for the fiscal year ending April 30, 2004.

3   All or a  portion of the distribution (12b-1) fee the Funds' Class A Shares is expected to be voluntarily waived.  This anticipated voluntary waiver can be terminated at any time.  The distribution (12b-1) fee expected to be paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.00%, 0.04%, 0.10%, and 0.00%
  respectively, for the fiscal year ending April 30, 2004.
4   The shareholder services fee for the Funds' Class A Shares is expected to be voluntarily waived.  This anticipated voluntary  waiver can be terminated at any time. The shareholder services fee paid by the Funds (after the anticipated voluntary waiver) is expected to be
  0.00%, 0.00%, 0.00% and 0.00%, respectively, for the fiscal year ending April 30, 2004.
  The shareholder services fee for New York Municipal Bond Funds'' Class B Shares is
  expected to be voluntarily waived.  This anticipated voluntary  waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.22% for the fiscal year ending April 30, 2004.




                                        New York     Money Market Fund   U.S. Treasury
                                        Tax Free                         Money Market
                                        Money                                Fund
                                        Market
Shareholder Fees                        Fund
                                         Class A     Class A    Class B     Class A
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on     None       None       None        None
Purchases (as a percentage of offering
price)
Maximum Deferred Sales Charge (Load)       None       None       None        None
(as a percentage of original purchase
price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on     None       None       None        None
Reinvested Dividends (and other
Distributions) (as a percentage of
offering price)
Redemption Fee (as a percentage of         None       None       None        None
amount redeemed, if applicable)
Exchange Fee                               None       None       None        None

Annual Fund Operating Expenses (Before
Waivers )1
Expenses That are Deducted From Fund
Assets (as a percentage of projected
average net assets)
Management Fee2                           0.50%2     0.50%2      0.50%      0.50%2
Distribution (12b-1) Fee3                 0.25%3     0.25%3      0.75%      0.25%3
Shareholder Services Fee                  0.25%4     0.25%4     0.25%4      0.25%4
Other Expenses                            0.16%       0.17%      0.17%       0.17%
Total Annual Fund Operating Expenses      1.16%       1.17%      1.67%       1.17%
1   Although not contractually obligated to do so, the adviser and shareholder services provider expect to  waive certain amounts.  These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending
  April 30, 2004.
Total Waiver of Fund Expenses             0.54%       0.47%      0.34%       0.55%
Total Actual Annual Operating Expenses
(After Waivers)                           0.62%       0.70%      1.33%       0.62%


2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.30%, 0.24% and 0.30%, respectively, for the fiscal year ending April 30, 2004.

3 All or a portion of the distribution (12b-1) fee the Funds' Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee expected to be paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.00%, 0.04% and 0.00%, respectively, for the fiscal year ending April 30, 2004.

4 The shareholder services fee for New York Tax Free Money Market Funds' and U.S. Treasury Money Market Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.16% and 0.15%, respectively, for the fiscal year ending April 30, 2004. The shareholder services fee for Money Market Funds' Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.17% for the fiscal year ending April 30, 2004.



                                        U.S.        Tax Free   Pennsylvania
                                        Government    Money     Tax FRee
                                        Money        Market       Money
                                        Market        Fund     Market Fund
Shareholder Fees                        Fund
                                        Class A     Class A     Class A
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on     None       None        None
Purchases (as a percentage of offering
price)
Maximum Deferred Sales Charge (Load)       None       None        None
(as a percentage of original purchase
price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on     None       None        None
Reinvested Dividends (and other
Distributions) (as a percentage of
offering price)
Redemption Fee (as a percentage of         None       None        None
amount redeemed, if applicable)
Exchange Fee                               None       None        None

Annual Fund Operating Expenses (Before
Waivers )1
Expenses That are Deducted From Fund
Assets (as a percentage of projected
average net assets)
Management Fee2                           0.50%2     0.50%2      0.50%2
Distribution (12b-1) Fee                  0.25%3     0.25%3      0.25%3
Shareholder Services Fee4                 0.25%4      0.25%       0.25%
Other Expenses                            0.16%       0.17%       0.27%
Total Annual Fund Operating Expenses      1.16%       1.17%       1.27%

1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending April 30, 2004.

Total Waiver of Fund Expenses             0.50%       0.55%       0.52%
Total Actual Annual Operating Expenses
(After Waivers)                           0.66%       0.62%       0.75%

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.27%, 0.22% and 0.30%, respectively, for the fiscal year ending April 30, 2004.

3 The distribution (12b-1) fee the U.S. Government Money Market Fund, Tax Free Money Market Fund and Pennsylvania Tax Free Money Market Fund Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee expected to be paid by the Funds' Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00%, 0.00% and 0.00%, respectively, for the fiscal year ending April 30, 2004.

4 All or a portion of the shareholder services fee for the Funds' Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.23%, 0.23% and 0.18%,respectively, for the fiscal year ending April 30, 2004.


EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund's Class A Shares, Class B Shares and Class C Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund's Class A Shares, Class B Shares and Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares, Class B Shares and Class C Shares operating expenses are before waivers and reimbursements as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class A Shares                         1 Year 3 Years 5 Years 10 Years
International Equity Fund                $719 $1,074  $1,452   $2,509
Small Cap Stock Fund                     $701 $1,018  $1,358   $2,315
Mid Cap Stock Fund                       $708 $1,039  $1,393   $2,387
Large Cap Growth Fund                    $729 $1,103  $1,501   $2,610
Large Cap Value Fund                     $699 $1,013  $1,348   $2,294
Managed Allocation Fund                  $710 $1,148  $1,611   $2,888
  Aggressive Growth
Managed Allocation Fund                  $608   $941  $1,297   $2,296
  Moderate Growth
Managed Allocation Fund                  $613 $1,058  $1,528   $2,823
  Conservative Growth
Large Cap Stock Fund                     $698 $1,010  $1,343   $2,284
Equity Index Fund                        $642   $836  $1,047   $1,652
Equity Income Fund                       $692   $992  $1,314   $2,221
Mid Cap Growth Fund                      $709 $1,045  $1,403   $2,407
Small Cap Growth Fund                    $700 $1,016  $1,353   $2,304
Multi Cap Growth Fund                    $686   $972  $1,279   $2,148
Balanced Fund                            $680   $954  $1,249   $2,085
Income Fund                              $574   $835  $1,116   $1,915
Intermediate-Term Bond Fund              $583   $864  $1,166   $2,022
Maryland Municipal Bond Fund             $588   $879  $1,191   $2,075
Pennsylvania Municipal Bond              $586   $873  $1,181   $2,054
Fund
New York Municipal Bond Fund             $589   $882  $1,196   $2,086
U.S. Government Bond Fund                $587   $876  $1,186   $2,065

                                         $576   $848  $1,131   $1,947
Short Duration Government
Bond Fund

Short-Term Corporate Bond Fund           $589   $882  $1,196   $2,086
New York Tax Free Money                  $118   $368    $638   $1,409
Market Fund
Money Market Fund                        $119   $372    $644   $1,420
U.S. Treasury Money Market               $119   $372    $644   $1,420
Fund
U.S. Government Money Market             $118   $368    $638   $1,409
Fund
Tax Free Money Market Fund               $119   $372    $644   $1,420
Pennsylvania Tax Free Money              $126   $403    $697   $1,534
Market Fund


Class B Shares                         1 Year3 Years 5 Years 10 Years
International Equity Fund
  Expenses assuming redemption           $729 $1,006  $1,410   $2,595
  Expenses assuming no                   $229   $706  $1,210   $2,595
redemption
Small Cap Stock Fund
  Expenses assuming redemption           $710   $949  $1,314   $2,400
  Expenses assuming no                   $210   $649  $1,114   $2,400
redemption
Mid Cap Stock Fund
  Expenses assuming redemption           $717   $970  $1,349   $2,472
  Expenses assuming no                   $217   $670  $1,149   $2,472
redemption
Large Cap Growth Fund
  Expenses assuming redemption           $739 $1,036  $1,460   $2,696
  Expenses assuming no                   $239   $736  $1,260   $2,696
redemption
Large Cap Value Fund
  Expenses assuming redemption           $708   $943  $1,303   $2,379
  Expenses assuming no                   $208   $643  $1,103   $2,379
redemption
Managed Allocation Fund
Aggressive Growth
  Expenses assuming redemption           $771 $1,132  $1,620   $3,012
  Expenses assuming no                   $271   $832  $1,420   $3,012
redemption
Managed Allocation Fund
Moderate Growth
  Expenses assuming redemption           $716   $967  $1,344   $2,462
  Expenses assuming no                   $216   $667  $1,144   $2,462
redemption
Managed Allocation Fund
Conservative Growth
  Expenses assuming redemption           $772 $1,135  $1,625   $3,022
  Expenses assuming no                   $272   $835  $1,425   $3,022
redemption
Large Cap Stock Fund
  Expenses assuming redemption           $707   $940  $1,298   $2,369
  Expenses assuming no                   $207   $640  $1,098   $2,369
redemption

Class B Shares                          1Year3 Years 5 Years 10 Years
Equity Index Fund
  Expenses assuming redemption           $648   $759    $992   $1,735
  Expenses assuming no                   $148   $459    $792   $1,735
redemption
Equity Income Fund
  Expenses assuming redemption           $701   $921  $1,368   $2,306
  Expenses assuming no                   $201   $621  $1,068   $2,306
redemption
Mid Cap Growth Fund
  Expenses assuming redemption           $719   $976  $1,359   $2,493
  Expenses assuming no                   $219   $676  $1,159   $2,493
redemption
Small Cap Growth Fund
  Expenses assuming redemption           $709   $946  $1,308   $2,390
  Expenses assuming no                   $209   $646  $1,108   $2,390
redemption
Multi Cap Growth Fund
  Expenses assuming redemption           $694   $900  $1,232   $2,233
  Expenses assuming no                   $194   $600  $1,032   $2,233
redemption
Balanced Fund
  Expenses assuming redemption           $688   $882  $1,201   $2,169
  Expenses assuming no                   $188   $582  $1,001   $2,169
redemption
Income Fund
  Expenses assuming redemption           $680   $857  $1,159   $2,084
  Expenses assuming no                   $180   $557    $959   $2,084
redemption
Intermediate-Term Bond Fund
  Expenses assuming redemption           $690   $888  $1,211   $2,190
  Expenses assuming no                   $190   $588  $1,011   $2,190
redemption
Maryland Municipal Bond Fund
  Expenses assuming redemption           $695   $903  $1,237   $2,243
  Expenses assuming no                   $195   $603  $1,037   $2,243
redemption
Pennsylvania Municipal Bond
Fund
  Expenses assuming redemption           $693   $897  $1,326   $2,222
  Expenses assuming no                   $193   $597  $1,026   $2,222
redemption
New York Municipal Bond Fund
  Expenses assuming redemption           $696   $906  $1,242   $2,254
  Expenses assuming no                   $196   $606  $1,042   $2,254
redemption
U.S. Government Bond Fund
  Expenses assuming redemption           $694   $900  $1,232   $2,233
  Expenses assuming no                   $194   $600  $1,032   $2,233
redemption

Short Duration Government
Bond Fund

  Expenses assuming                      $683   $866  $1,175   $2,116
redemption
  Expenses assuming no                   $183   $566    $975   $2,116
redemption
  Short-Term Corporate
Bond Fund
  Expenses assuming                      $696   $906  $1,242   $2,254
redemption
  Expenses assuming no                   $196   $606  $1,042   $2,254
redemption
 Money Market Fund
  Expenses assuming                      $170   $526    $907   $1,976
redemption
  Expenses assuming no                   $170   $526    $907   $1,976
redemption

Class C Shares                         1 Year3 Years 5 Years 10 Years
Small Cap Growth Fund
  Expenses assuming                      $309   $646  $1,108   $2,390
redemption
  Expenses assuming no                   $209   $646  $1,108   $2,390
redemption




WHAT ARE THE FUNDS' MAIN INVESTMENTS AND INVESTMENT TECHNIQUES?
-------------------------------------------------------------------------------

PRINCIPAL SECURITIES OF THE FUNDS

-------------------------------------------------------------------------------

The principal securities of each of the Funds listed below (each, an "Equity Fund, " and collectively, the "Equity Funds") are marked with an "X".

EQUITY FUNDS
                InternationalSmall Small Mid    Mid   Multi  Large  Large Equity Large Equity
                   Equity    Cap   Cap   Cap    Cap   Cap    Cap    Cap   Index  Cap   Income
                   Fund      GrowthStock Growth Stock Growth Growth Stock Fund   Value Fund
                             Fund  Fund  Fund   Fund  Fund   Fund   Fund         Fund
Equity Securities  X         X     X     X      X     X      X      X     X      X     X
Common Stocks      X         X     X     X      X     X      X      X     X      X     X
Preferred Stocks   X         X     X     X      X     X      X      X            X     X
Convertible        X
Securities
Foreign Securities X         X
Derivative         X
Contracts
Futures Contracts  X




MANAGED ALLOCATION FUNDS



The principal securities of each of the Funds listed below (each, a "Managed Allocation Fund," and collectively, the "Managed Allocation Funds") are marked with an "X".



                       Managed            Managed           Managed
                       Allocation Fund-- Allocation Fund-- Allocation Fund-- Aggressive Growth* Moderate Growth* Conservative Growth*
Equity Securities       X                  X                  X
  Common Stocks         X                  X                  X
  Preferred Stocks      X                  X                  X
Fixed Income Securities X                  X                  X
  Treasury Securities   X                  X                  X
  Agency Securities     X                  X                  X
  Corporate Debt        X                  X                  X
Securities
  Municipal Securities  X                  X                  X
  Tax-Exempt Securities X                  X                  X
  Municipal Notes       X                  X                  X
  Mortgage-Backed       X                  X                  X
Securities
 Collateralized         X                  X                  X
 Mortgage Obligations
 (CMOs)
  Asset-Backed          X                  X                  X
Securities
  Zero Coupon           X                  X                  X
Securities
  Bank Instruments      X                  X                  X
  Credit Enhancement    X                  X                  X
Foreign Securities      X                  X                  X
  Depositary Receipts   X                  X                  X
  Foreign Exchange      X                  X                  X
Contracts
  Foreign Government    X                  X                  X
Securities

* Through investment in the Underlying Funds


BALANCED FUND


The principal securities of the Balanced Fund (the "Balanced Fund") is marked with an "X".

                      Balanced
                      Fund
Equity Securities     X
Common Stocks         X
Fixed Income          X
Securities
Treasury              X
Securities
Agency Securities     X
Corporate Debt        X
Securities



INCOME FUNDS

The principal securities of each of the Funds listed below (each, an "Income Fund, " and collectively, the "Income Funds") are marked with an "X".

                   Intermediate Income Short-Term Maryland  Pennsylvania  New        U.S.        Short
                   Bond Fund    Fund   Corporate  Municipal Municipal     York       Government  Duration
                                       Bond       Bond      Bond Fund     Municipl   Bond        Government
                                       Fund       Fund                    Bond       Fund        Bond
                                                                          Fund                   Fund
Fixed Income          X           X     X        X       X         X       X        X
Securities
Treasury Securities   X           X     X                                  X        X
Agency Securities     X           X     X                                  X        X
Corporate Debt        X           X     X                                  X        X
Securities
Mortgage Backed       X           X     X                                  X        X
Securities
Asset Backed          X           X     X                                  X        X
Securities
Tax-Exempt                                       X       X         X
Securities
General Obligation                               X       X         X
Bonds
Special Revenue Bonds                            X       X         X
Tax Increment                                                             X          X         X
Financing Bonds
Municipal Notes                                  X       X         X
Variable Rate         X           X     X        X       X         X       X        X
Demand Instruments

MONEY MARKET FUNDS

The principal securities of each of the Funds listed below (each, a "Money Market Fund, " and collectively, the "Money Market Funds") are marked with an "X."

                          Money  Tax Free    U.S.       U.S.      Pennsylvania  New York
                          Market Money       Government Treasury  Tax Free      Tax Free
                          Fund   Market Fund Money      Money     Money         Money
                                             Market     Market    Market        Market Fund
                                             Fund       Fund      Fund
Fixed Income              X      X           X          X         X                X
Securities
Treasury                  X                  X          X
Securities
Agency                    X                  X
Securities
Corporate Debt            X
Securities
Commercial                X
Paper
Tax-Exempt                       X                                X                X
Securities
General Obligation               X                                X                X
Bonds
Special Revenue Bonds            X                                X                X
Tax Increment                    X                                X                X
Financing Bonds
Municipal                        X                                X                X
Notes
Variable Rate Demand      X      X                                X                X
Instruments
Repurchase Agreements     X                  X          X




PRINCIPAL SECURITIES OF THE FUNDS


The following list is a description of the principal securities in which the Funds may invest. More information of the principal and acceptable investments of the Funds is contained in the Funds' Statement of Additional Information.


EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal types of equity securities in which certain Funds may invest.




Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.




Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.




FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which a Fund may invest.


Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.


Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.


Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.


Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.


Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks.


Commercial Paper

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.




Convertible Securities

Convertible securities are fixed income securities that International Equity Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Fund may invest in convertible securities rated below investment grade. See "Risks Associated with Non-Investment Grade Securities" herein.

International Equity Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.




Tax-Exempt Securities

Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax
(AMT) for individuals and corporations.


     General Obligation Bonds

     General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.


     Special Revenue Bonds

     Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.


     Tax Increment Financing Bonds

     Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.


     Municipal Notes

     Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.




     Variable Rate Demand Instruments

     Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.




Foreign Securities

Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o    the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.


Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, International Equity Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.



International Equity Fund may also trade derivative  contracts  over-the-counter
(OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.



Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

International Equity Fund may trade in the following types of derivative contracts.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.


SPECIAL TRANSACTIONS



Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

A Fund's custodian will take possession of the securities subject to repurchase agreements. The Adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

A Fund may invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash.




PORTFOLIO TURNOVER (Equity and Income Funds only)

Each Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.




TEMPORARY DEFENSIVE INVESTMENTS

Certain Funds may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to fail to meet its investment objective and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.




INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser or sub-adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's or sub-adviser's credit assessment that the security is comparable to investment grade.


Specific Risks of Investing in the Funds
-------------------------------------------------------------------------------




STOCK MARKET RISKS

The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.

The Adviser or sub-adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.




RISKS RELATED TO INVESTING FOR GROWTH

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.


RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.


RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.




CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.




PREPAYMENT RISKS

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.



A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.




TAX RISKS In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Tax Free Money Market Fund and New York Tax Free Money Market Fund to their shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Income from Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, Tax Free Money Market Fund, Pennsylvania Tax Free Money Market Fund and New York Tax Free Money Market Fund may be subject to the alternative minimum tax (AMT). However, Tax Free Money Market Fund, Pennsylvania Tax Free Money Market Fund and New York Tax Free Money Market Fund are required to limit to 20% of their income that would be subject to AMT.


RISKS OF NON-DIVERSIFICATION

Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund and New York Municipal Bond Fund are non-diversified. Compared to diversified mutual funds, each of these Funds may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases a Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund's Share price and performance.


RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES

The convertible securities in which a Fund may invest may be rated below investment grade. Convertible securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.




MARYLAND INVESTMENT RISKS

Maryland Municipal Bond Fund emphasizes investments in Maryland and is more subject to events that may adversely affect Maryland issuers compared to funds that invest in multiple states.

Maryland's economy is relatively diversified across the service, trade and government sectors. The high proportion of federal government jobs, which contributes to high wealth levels, made the state vulnerable to the recession and concurrent federal downsizing in the early 1990's; however, Maryland's economic growth rate has improved and is nearing the national average.




NEW YORK INVESTMENT RISKS

New York Municipal Bond Fund and New York Tax Free Money Market Fund emphasize investments in New York and are subject to events that may adversely affect New York issuers compared to funds that invest in multiple states. New York's economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State's economy through its international importance in economic sectors such as advertising, finance, and banking. Any major changes to the financial conditions of New York City would ultimately have an effect on the State.

Yields on New York municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could impact New York Municipal Bond Fund or New York Tax Free Money Market Fund's portfolio. The ability of these Funds to achieve their investment goals also depends on the continuing ability of the issuers of New York municipal securities and participation interest, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

Additionally, the tragic events of September 11, 2001 may have adverse short-term or long-term economic effects on New York City.


PENNSYLVANIA INVESTMENT RISKS

Pennsylvania Municipal Bond Fund and Pennsylvania Tax Free Money Market Fund emphasize investments in Pennsylvania and are more subject to events that may adversely affect Pennsylvania issuers.

Pennsylvania's economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of nonagricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the Commonwealth or its municipalities, and could adversely affect the market value of the Pennsylvania Exempt Securities in the Pennsylvania Municipal Bond Fund or the ability of the respective obligors to make payments of interest and principal due on such Securities.


RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent International Equity Fund and Small Cap Growth Fund and its Adviser and sub-adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.


CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Adviser attempts to manage currency risk by limiting the amount International Equity Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.


TRACKING ERROR RISK

Factors such as fund expenses, imperfect correlation between the fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, Equity Index Fund, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.

ASSET ALLOCATION RISK

Balanced Fund is subject to the risk that the Adviser's asset allocation decisions between equity securities, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total returns.




WHAT DO SHARES COST?
-------------------------------------------------------------------------------



You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. All of the Funds covered by this prospectus offer Class A Shares. All of the Funds except Pennsylvania Tax Free Money Market Fund, New York Tax Free Money Market Fund, Tax Free Money Market Fund and U.S. Government Money Market Fund also offer Class B Shares and Small Cap Growth Fund also offers Class C Shares. The differences between the three classes relate to the timing and amount of asset based sales charge an investor bears directly or indirectly as a shareholder. When the Funds receive your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). The Class A Shares of all the funds except the Money Market Funds bear front-end sales charges. Class B Shares and Class C Shares (offered only by VISION Small Cap Growth Fund) do not charge front-end sales charges. Each Money Market Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The Money Market Funds cannot guarantee that their NAV will always remain at $1.00 per Share.




The value of Shares of the Income, Balanced, and Equity Funds is generally determined based upon the market value of portfolio securities. The value of Shares of the Managed Allocation Funds is also based upon the share prices of the underlying VISION Funds in which they invest, and the prices of those shares are determined by the market value of the portfolio securities held by the Underlying Funds. However, in all cases, the Funds' Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. If an Equity Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, the value of a Fund's assets may change on days you cannot purchase, redeem or exchange Shares.



NAV for the Income, Balanced, Managed Allocation and Equity Funds is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. NAV for the Money Market Funds is determined twice daily at 3:00 p.m. (Eastern time) and at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Equity Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Funds generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at time of purchase may be valued at amortized cost. For International Equity Fund, futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.



The minimum initial investment in each Fund is $500 unless the investment is in a retirement plan or an IRA account, in which case the minimum initial investment is $250, or unless the investment is by a Sweep Account, in which case the minimum initial investment is $1,000,000. Subsequent investments must be in amounts of at least $25.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Funds.



The maximum front-end sales charge that you will pay on an investment in Class A Shares is 5.50% on Equity Funds; and 5.50% on the Balanced Fund; 5.00% on the Managed Allocation Fund-Aggressive Growth; 4.50% on the Income Funds and Managed Allocation Fund-Moderate Growth; and 4.00% on the Managed Allocation Fund-Conservative Growth. Class A Shares of the Money Market Funds, Class B Shares of all Funds, and Class C Shares (offered only by VISION Small Cap Growth
Fund) do not charge front-end sales charges. The maximum contingent deferred sales charge (CDSC) you will pay (at the time of redemption) on Class B Shares is 5.00%. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your returns and minimize sales charges and marketing fees. For Class C Shares (VISION Small Cap Growth Fund), the maximum CDSC of 1.00% is imposed if you sell Class C Shares within the first year of your purchase. Keep in mind that investment professionals may charge you additional fees for their services in connection with your Share transactions.




SALES CHARGE WHEN YOU PURCHASE -- Class A Shares

Class A Shares of each Equity Fund and the Balanced Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:


                           Sales Charge as a        Sales Charge as a
                           Percentage of Public     Percentage of
Purchase Amount            Offering Price           NAV
-------------------------------------------------------------------------------
Less than $50,000          5.50%                    5.82%
$50,000 but less than      4.25%                    4.44%
$100,000
$100,000 but less than     3.25%                    3.36%
$250,000
$250,000 but less than     2.25%                    2.30%
$500,000
$500,000 but less than     2.00%                    2.04%
$1 million
$1 million or greater*     0.00%                    0.00%

Class A Shares of VISION Managed Allocation Fund -- Aggressive Growth are sold at their NAV next determined after an order is received, plus a sales charge as follows:

                                 Sales           Sales Charge as a
                                 Charge as a
                                 Percentage      Percentage of
                                 of Public
Purchase Amount                  Offering        NAV
                                 Price
------------------------------------------------------------------------------
Less than $50,000                5.00%           5.26%
$50,000 but less than            4.00%           4.17%
$100,000
$100,000 but less than           3.00%           3.09%
$250,000
$250,000 but less than           2.00%           2.04%
$500,000
$500,000 but less than $1        1.00%           1.01%
million
$1 million or greater*           0.00%           0.00%


Class A Shares of each Income Fund and Managed Allocation Fund -- Moderate Growth are sold at their NAV next determined after an order is received, plus a sales charge as follows:

                           Sales Charge as a            Sales Charge as a
                           Percentage of Public         Percentage of
Purchase Amount            Offering Price               NAV
-------------------------------------------------------------------------------
Less than $100,000         4.50%                        4.71%
$100,000 but less than     3.75%                        3.90%
$250,000
$250,000 but less than     3.00%                        3.09%
$500,000
$500,000 but less than     2.00%                        2.04%
$1 million
$1 million or greater*     0.00%                        0.00%



Class A Shares of Managed Allocation Fund -- Conservative Growth are sold at their NAV next determined after an order is received, plus a sales charge as follows:



                                Sales Charge as a             Sales Charge as a
                                Percentage of Public          Percentage of
Purchase Amount                 Offering Price                NAV
------------------------------------------------------------------------------
Less than $100,000              4.00%                           4.17%
$100,000   but   less   than    3.00%                           3.09%
$250,000
$250,000   but   less   than    2.00%                           2.04%
$500,000
$500,000  but  less  than $1    1.00%                           1.01%
million
$1 million or greater*          0.00%                           0.00%

* If you make an investment of $1,000,000 or more at net asset value in Class A Shares, and you redeem all or any portion of your shares at any time within the 12-month period beginning on the first day of the calendar month following the month in which you made your purchase, your redemption proceeds will be subject to a 1.00% redemption fee. The redemption fee will be calculated using the share price at time of purchase or the time of redemption, whichever is lower.

The sales charge at purchase may be reduced by:

o purchasing Shares in greater quantities to reduce the applicable sales charge;

o    combining concurrent purchases of Shares:

-    by you, your spouse, and your children under age 21; or


- of the same share class of two or more VISION Funds (other than money market funds);

o accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

o signing a Letter of Intent (LOI) to purchase a specific dollar amount of Shares within 18 months (call your investment professional or see the Fund's purchase application for more information).

In addition, Bank@Work customers of M&T Bank shall be entitled to a reduction of 0.25% in the sales charge as a percentage of public offering price that they would otherwise pay pursuant to the tables set forth above (e.g., a 5.50% sales charge would be reduced to 5.25%).


The sales charge may be eliminated when you purchase Shares:

o within 90 days of redeeming Shares of an equal or lesser amount of the redemption;

o within 60 days of redeeming shares of any other mutual fund which was sold with a sales charge or commission or fixed or variable rate annuities of an equal or lesser amount;

o by exchanging Shares from the same share class of another VISION Fund (other than a money market fund);

o through wrap accounts or other investment programs where you pay the investment professional directly for services;

o through investment professionals that receive no portion of the sales charge;

o as a current or retired Trustee, Director or employee of the Fund, the Adviser, the Distributor, the Sub-adviser and their affiliates, and the immediate family members of these individuals;

o as an employee of a dealer which has a selling group agreement with the Distributor;

o    as an investor referred by any sub-adviser to the Funds.

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional must notify the Fund's Distributor, Federated Securities Corp., or Mutual Fund Services at time of purchase. If the Distributor or Mutual Fund Services is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.



SALES CHARGE WHEN YOU REDEEM--Class B Shares and Class C Shares Your redemption proceeds with respect to Class B Shares may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC), as follows:

SHARES HELD UP TO:       CLASS B SHARES--CDSC

1 year                   5.00%
2 years                  4.00%
3 years                  3.00%
4 years                  3.00%
5 years                  2.00%
6 years                  1.00%
7 years or more          0.00%

Class B Shares convert to Class A Shares (which pay lower ongoing expenses) eight years after purchase. This is a non-taxable event.



Your       redemption
proceeds         with
respect  to  Class  C
Shares     may     be
reduced  by a CDSC of
1.00% on Shares  held
up to one year.




You   will   not   be
charged  a CDSC  when
redeeming Shares:
 o   purchased   with
  reinvested
  dividends        or
  capital gains;
 o   you   reinvested
  within  90  days of
  a          previous
  redemption;
 o  if  you  exchange
  Class   B    Shares
  into  the  Class  B
  Shares  of  another
  VISION  Fund  where
  the   Shares   were
  held     for    the
  applicable     CDSC
  holding period;
 o purchased  through
  investment
  professionals   who
  did   not   receive
  advanced      sales
  payments;
 o  if,   after   you
  purchase    Shares,
  you          become
  disabled,        as
  defined by the IRS;
 o if the  redemption
  qualified     under
  the      Systematic
  Withdrawal Program;
 o   if   the    Fund
  redeems        your
  Shares  and  closes
  your   account  for
  not   meeting   the
  minimum     balance
  requirement;
 o      if       your
  redemption   is   a
  required
  retirement     plan
  distribution;
 o upon the  death of
  the last  surviving
  shareholder  of the
  account.

If  your   redemption
qualifies,   you   or
your       investment
professional   should
notify            the
Distributor   at  the
time  of   redemption
to   eliminate    the
CDSC.      If     the
Distributor   is  not
notified,   the  CDSC
will apply.



To  keep  the   sales
charge   as   low  as
possible,   the  Fund
redeems  your  Shares
in this order:
 o  Shares  that  are
  not  subject  to  a
  CDSC; and

 o  Shares  held  the
  longest         (to
  determine       the
  number   of   years
  your     Class    B
  Shares   have  been
  held,  include  the
  time    you    held
  Class B  shares  of
  other  VISION Funds
  that    have   been
  exchanged       for
  Shares    of   this
  Fund).


The   CDSC   is  then
calculated  using the
share  price  at time
of     purchase    or
redemption,
whichever is lower.
---------------------


How  are  the   Funds
Sold?
---------------------



The   Trust    offers
seven    classes   of
Shares:    Class    A
Shares,    Class    B
Shares,    Class    C
Shares,    Class    S
Shares,
Institutional
Shares,
Institutional       I
Shares            and
Institutional      II
Shares.   Each  class
represents  interests
in      a      single
portfolio          of
securities.      Each
Equity          Fund,
Balanced   Fund   and
each   Fixed   Income
Fund  offers  Class A
Shares,    Class    B
Shares            and
Institutional       I
Shares     and,    in
addition,  Small  Cap
Growth   Fund  offers
Class C Shares.  Each
Managed    Allocation
Fund  offers  Class A
and  Class B  Shares.
Each   Money   Market
Fund  offers  Class A
Shares            and
Institutional       I
Shares     and,    in
addition,      VISION
Money   Market   Fund
offers     Class    B
Shares,    Class    S
Shares,
Institutional  Shares
and  Institutional  I
Shares;    Tax   Free
Money   Market  Fund,
Pennsylvania      Tax
Free   Money   Market
Fund     and     U.S.
Government      Money
Market   Fund   offer
Institutional      II
Shares;    and   U.S.
Treasury        Money
Market   Fund  offers
Class    A    Shares,
Class  S  Shares  and
Institutional      II
Shares.

This       prospectus
relates    only    to
Class    A    Shares,
Class  B  Shares  and
Class C  Shares.  All
Share   classes  have
different       sales
charges   and   other
expenses,       which
affect          their
performance.  Contact
your       investment
professional  or call
Mutual Fund  Services
at   (800)   836-2211
for more  information
concerning   Class  S
Shares,
Institutional
Shares,
Institutional       I
Shares            and
Institutional      II
Shares.



The            Fund's
Distributor   markets
the Shares  described
in  this   prospectus
to   institutions  or
individuals,
directly  or  through
an         investment
professional     that
has   an    agreement
with the  Distributor
(Authorized  Dealer).
When the  Distributor
receives    marketing
fees    and     sales
charges,  it may  pay
some  or all of  them
to         investment
professionals.    The
Distributor  and  its
affiliates   may  pay
out of  their  assets
other         amounts
(including  items  of
material   value)  to
investment
professionals     for
marketing         and
servicing     Shares.
The  Distributor is a
subsidiary         of
Federated  Investors,
Inc. (Federated).



RULE 12B-1 PLANS
The    Funds     have
adopted a Rule  12b-1
Plan  on   behalf  of
Class  A,  Class  and
Class    C    Shares,
which  allows  it  to
pay  marketing   fees
to  the   Distributor
for  the   sale   and
distribution  of  the
Funds'    Class    A,
Class    B    and   C
Shares.  In the  case
of   Class  B  and  C
Shares,  the Plan may
also   be   used   to
compensate        the
Distributor,      the
Adviser,            a
sub-adviser,    their
affiliates         or
investment
professionals     for
commissions  advanced
on the  sale of those
Shares.           The
Distributor       may
voluntarily  waive or
reduce    its   fees.
Because  these Shares
pay  marketing   fees
on an ongoing  basis,
your  investment cost
may  be  higher  over
time    than    other
shares           with
different       sales
charges           and
marketing fees.


SHAREHOLDER SERVICES
The    Funds     have
adopted             a
Shareholder  Services
Plan  on   behalf  of
Class    A    Shares,
Class  B  Shares  and
Class    C    Shares,
which              is
administered       by
Federated    Services
Company.          M&T
Securities,      Inc.
(M&T      Securities)
acts  as  shareholder
servicing  agent  for
the Funds,  providing
shareholder
assistance,
communicating      or
facilitating
purchases         and
redemptions        of
Shares,           and
distributing
prospectuses      and
other information.





How    to    Purchase
Shares
---------------------


PLACING YOUR ORDER
You   may    purchase
Shares   through  M&T
Bank,  M&T Securities
or     through     an
Authorized  Dealer at
the     NAV      next
determined  after the
purchase   order   is
received   plus   any
applicable      sales
charge.

Where  a Fund  offers
more  than one  Share
class  and you do not
specify   the   class
choice  on your  form
of    payment,    you
automatically    will
receive    Class    A
Shares.



The   Funds   reserve
the  right to  reject
any          purchase
request.         This
includes,         for
example,   a  request
from  any  individual
or  group  who,  in a
Fund's    view,    is
likely  to  engage in
excessive     trading
(usually  defined  as
more     than    four
transactions  out  of
a   Fund   within   a
calendar year.



The   Funds   do  not
issue           share
certificates.


THROUGH           M&T
SECURITIES, INC.
To  purchase   Shares
through             a
representative     of
M&T  Securities  call
(800) 724-5445.


THROUGH            AN
AUTHORIZED DEALER
Contact          your
Authorized     Dealer
for          specific
instructions  on  how
to purchase Shares.


PAYMENT METHODS
Payment  may be  made
by   check,   federal
funds     wire     or
Automated    Clearing
House (ACH).


PAYMENT BY CHECK
To  purchase   Shares
of  a  Fund  for  the
first  time  by  mail
using  a   check   as
payment,     complete
and  sign an  account
application  form and
mail   it,   together
with a check  payable
to  (Name of the Fund
and Class of  Shares)
to:

    VISION Group of
    Funds
    P.O. Box 4556
    Buffalo, New
    York 14240-4556

Current  shareholders
can  purchase  Shares
by mail by  sending a
check   to  the  same
address.   Orders  by
mail  are  considered
received        after
payment  by check has
been  converted  into
federal  funds.  This
is normally  the next
business   day  after
the      check     is
received.



The  Funds   will  no
longer  accept  cash,
money orders,  credit
cards,      travelers
checks,       counter
checks,            or
non-government  third
party          checks
(checks,  other  than
government    checks,
made   payable  to  a
third    party    and
endorsed    over   to
VISION).   Government
checks  (such  as IRS
rebate  checks)  that
are made  payable  to
you may  continue  to
be  endorsed  over to
your    VISION   Fund
account  or  accounts
you open  (such as an
Education   IRA   you
open for  your  child
or grandchild).



Shares  of the  Money
Market          Funds
purchased   by  check
begin         earning
dividends  on the day
after  the  check  is
converted        into
federal funds.



PAYMENT BY WIRE
You   may    purchase
Shares   by   Federal
Reserve         wire,
whereby   your   bank
sends  money  to  the
Funds'      custodian
bank    through   the
Federal  Reserve wire
system.  Wire  orders
will      only     be
accepted  on  days on
which the Funds,  M&T
Bank,     and     the
Federal  Reserve wire
system  are  open for
business.        Some
financial
institutions      may
charge   a  fee   for
wire services.


o Money  Market Fund,
  U.S.     Government
  Money  Market  Fund
  and  U.S.  Treasury
  Money  Market  Fund
  ("Taxable     Money
  Market   Funds")-If
  you   place    your
  order  before  3:00
  p.m.       (Eastern
  time)     and    if
  payment  by federal
  funds  is  received
  by  the   Fund   by
  3:00 p.m.  (Eastern
  time),   you   will
  begin       earning
  dividends      that
  day;     otherwise,
  you   will    begin
  earning   dividends
  the next day.
o  New  York Tax Free
   Money       Market
   Fund,   Tax   Free
   Money  Market Fund
   and   Pennsylvania
   Tax   Free   Money
   Market  Fund ("Tax
   Free Money  Market
   Funds")-If     you
   place  your  order
   before  11:00 a.m.
   (Eastern     time)
   and if  payment by
   federal  funds  is
   received   by  the
   Fund by 3:00  p.m.
   (Eastern    time),
   you   will   begin
   earning  dividends
   that          day;
   otherwise,     you
   will         begin
   earning  dividends
   the next  business
   day.
o  Equity,   Balanced
   and         Income
   Funds-If       you
   place  your  order
   before  the  close
   of         regular
   trading,  normally
   4:00          p.m.
   (Eastern    time),
   you  will  receive
   that       closing
   day's         NAV,
   provided      that
   your   payment  by
   federal  funds  is
   received  the next
   business day.


PAYMENT BY ACH
You   may    purchase
Shares             by
transferring    money
via  ACH  from   your
checking    or    NOW
deposit   account  to
your  Fund   account.
If  you  place   your
order  by  3:00  p.m.
(Eastern  time),  you
will   receive   that
day's   closing  NAV.
Since  ACH  transfers
are         processed
overnight,  you  will
not   begin   earning
dividends          on
purchases    of   the
Money   Market  Funds
until     the    next
business day.


CUSTOMER AGREEMENTS
Shareholders
normally     purchase
Shares        through
different   types  of
customer  accounts at
M&T   Bank   and  its
affiliates.       You
should    read   this
prospectus   together
with  any  agreements
between  you  and the
M&T   Bank  to  learn
about  the   services
provided,   the  fees
charged   for   those
services,   and   any
restrictions      and
limitations imposed.




SYSTEMATIC
INVESTMENT PROGRAM
Once you have  opened
a Fund  account,  you
can   add   to   your
investment    on    a
regular    basis   in
amounts   of  $25  or
more          through
automatic  deductions
from  your   checking
or    NOW     deposit
account.   The  money
may be withdrawn  and
periodically
invested    in   Fund
Shares  at  the  next
NAV calculated  after
your     order     is
received   plus   any
applicable      sales
charge.  To  sign  up
for   this   program,
please   call  Mutual
Fund  Services for an
application.




THROUGH AN EXCHANGE
You   may    purchase
Shares   of  a   Fund
through  an  exchange
from the  same  Share
class   of    another
VISION   Fund.    You
must     meet     the
minimum       initial
investment
requirement       for
purchasing     Shares
and   both   accounts
must  have  identical
registrations.



RETIREMENT
INVESTMENTS
Shares  of the  Funds
can be  purchased  as
an   investment   for
retirement  plans  or
IRA   accounts.   You
may be  subject to an
annual  IRA   account
fee.  Each  Tax  Free
Money   Market  Fund,
and     New      York
Municipal  Bond Fund,
Maryland    Municipal
Bond    Fund,     and
Pennsylvania
Municipal  Bond  Fund
are   generally   not
appropriate       for
retirement  plans  or
IRA   accounts.   For
further      details,
contact   the   Funds
and   consult  a  tax
adviser.




How to Redeem Shares
---------------------

Each   Fund   redeems
Shares   at  its  NAV
next       determined
after     the    Fund
receives          the
redemption    request
in    proper    form,
subject    to   daily
cut-off  times,  less
any applicable  CDSC.
Shares     may     be
redeemed           by
telephone    or    by
mail.      Redemption
requests  for  Shares
held  through  an IRA
account  must be made
by  mail  and  not by
telephone.

You should  note that
there      may     be
different     cut-off
times,      depending
upon  the  method  of
payment   you  choose
(see      "Redemption
Payment      Options"
below).


REDEMPTION      ORDER
METHODS

By Telephone
To  redeem  Shares by
telephone,       call
Mutual Fund  Services
at  (800)   836-2211,
your  M&T  Securities
representative,    or
your       Authorized
Dealer.  The proceeds
will  be   sent   via
check,        Federal
Reserve  wire  or ACH
to  your   designated
bank account.

You               are
automatically
eligible    to   make
telephone
redemptions    unless
you  check the box on
your   new    account
application  form  to
decline           the
privilege.    It   is
recommended  that you
provide           the
necessary
information  for  the
telephone  redemption
option     on    your
initial  application.
If   you  do  not  do
this and  later  wish
to take  advantage of
the         telephone
redemption
privilege,   you  may
call    Mutual   Fund
Services          for
authorization forms.



The   Funds   reserve
the  right to  modify
or   terminate    the
telephone  redemption
privilege    at   any
time.    Shareholders
will   be    notified
prior      to     any
modification       or
termination.     Your
telephone
instructions  may  be
electronically
recorded   for   your
protection.
Shareholders      who
accept the  telephone
instructions  may  be
electronically
recorded   for   your
protection.
Shareholders      who
accept the  telephone
redemption    service
authorize  the  Trust
and  its   agents  to
act    upon     their
telephonic
instructions       to
redeem   Shares  from
any    account    for
which    they    have
authorized       such
services.   Redeeming
Fund  Shares over the
telephone          is
extremely
convenient,  but  not
without         risk.
Although   the   Fund
has  created  certain
safeguards        and
procedures         to
confirm the  identity
of  callers  and  the
authenticity       of
instructions,     the
Fund      is      not
responsible  for  any
losses    or    costs
incurred           by
following   telephone
instructions       we
reasonably    believe
to  be  genuine.   If
you      or      your
financial
intermediary
transact   with   the
Fund     over     the
telephone,  you  will
generally   bear  the
risk of any loss.




By Mail
You    may     redeem
Shares   by   sending
your written  request
to:

    VISION Group of
    Funds
    P.O. Box 4556
    Buffalo, New
    York 14240-4556

Your written  request
must   include   your
name,    the   Fund's
name    and     Share
class,  your  account
number,    and    the
number  of  shares or
dollar   amount   you
wish    to    redeem.
Please   call  Mutual
Fund    Services   at
(800)   836-2211  for
specific
instructions   before
redeeming by mail.


REDEMPTION    PAYMENT
OPTIONS
You may receive  your
redemption   proceeds
by   wire,   by   ACH
transfer,    or    by
check.


By Wire
o Money        Market
  Funds-If  you  call
  before   3:00  p.m.
  (Eastern     time),
  proceeds  of a wire
  order    will    be
  wired   that   same
  day  to  your   M&T
  Bank   account   or
  other    designated
  bank  account  of a
  bank   that   is  a
  member    of    the
  Federal     Reserve
  System.    If   you
  request a  same-day
  wire    redemption,
  you     will    not
  receive   dividends
  for    that    day.
  Orders     received
  after   3:00   p.m.
  (Eastern      time)
  will        receive
  dividends  for that
  day  and   will  be
  processed   at  the
  NAV            next
  determined
  following   receipt
  of the  request  in
  proper  form.  Wire
  transfers        of
  proceeds       from
  redemptions     can
  only   be  made  on
  days on  which  the
  Federal     Reserve
  wire  system,   M&T
  Bank,    and    the
  Funds  are open for
  business.
o Equity,     Managed
  Allocation,
  Balanced        and
  Income     Funds-To
  receive  payment of
  redemption
  proceeds  by  wire,
  call   before   the
  close  of   regular
  trading,   normally
  4:00 p.m.  (Eastern
  time),  to  receive
  that day's  closing
  NAV.  Proceeds of a
  wire  order will be
  wired  the next day
  to  your  M&T  Bank
  account   or  other
  designated     bank
  account  of a  bank
  that  is  a  member
  of   the    Federal
  Reserve     System.
  Wire  transfers  of
  proceeds       from
  redemptions     can
  only   be  made  on
  days on  which  the
  Federal     Reserve
  wire  system,   M&T
  Bank,    and    the
  Funds  are open for
  business.
o Certain   financial
  institutions    may
  charge  a  fee  for
  wire transfers.

By ACH
You     may      have
redemption   proceeds
sent    directly   to
your  checking or NOW
deposit  account  via
ACH   transfer   from
the   Fund.   If  you
place  your  order by
3:00  p.m.   (Eastern
time),    you    will
receive   that  day's
closing  NAV.   Since
ACH   transfers   are
processed  overnight,
you will not  receive
redemption   proceeds
until   the    second
business day.



By Check
Normally,   a   check
for the  proceeds  is
mailed   within   one
business   day  after
your       redemption
order  is   received,
but in no event  more
than  seven  business
days,  after  receipt
of      a      proper
redemption request.




ADDITIONAL CONDITIONS

Signature Guarantees
You   must   have   a
signature   guarantee
on            written
redemption requests:

o   when    you   are
  requesting        a
  redemption       of
  $50,000 or more;
o  when  you  want  a
  redemption   to  be
  sent to an  address
  other  than the one
  you have on  record
  with the Fund; or
o when  you  want the
  redemption  payable
  to  someone   other
  than            the
  shareholder      of
  record.
Your   signature  can
be  guaranteed by any
federally     insured
financial
institution  (such as
a  bank   or   credit
union)      or      a
broker-dealer    that
is a  domestic  stock
exchange member,  but
not   by   a   notary
public.


Limitations        on
Redemption Proceeds
Redemption   proceeds
are          normally
transmitted    within
one  business day (or
sooner,  as described
under     "Redemption
Payment     Options")
after   receiving   a
request   in   proper
form.        However,
payment     may    be
delayed  up to  seven
days:

o   to   allow   your
  purchase    payment
  to clear;
o during  periods  of
  market  volatility;
  or
o        when       a
  shareholder's
  trade  activity  or
  amount    adversely
  impacts   a  Fund's
  ability  to  manage
  its assets.

SYSTEMATIC
WITHDRAWAL   PROGRAMS
(SWP)



Class A Shares
You               may
automatically  redeem
Class A  Shares  in a
minimum   amount   of
$50   on  a   regular
basis.  Your  account
must  be   worth   at
least  $10,000 at the
time the  program  is
established.     This
program  may  reduce,
and        eventually
deplete,         your
account.     Payments
should     not     be
considered  yield  or
income.    Generally,
it is  not  advisable
to     continue    to
purchase    Class   A
Shares  subject  to a
sales   charge  while
redeeming      Shares
using  this  program.
For more  information
and  an   application
form     for     this
program  call  Mutual
Fund    Services   at
(800) 836-2211.


Class B Shares
A  CDSC  will  not be
charged     on    SWP
redemptions  of Class
B Shares if:

o   Shares   redeemed
  are  12% or less of
  the  account  value
  in a  single  year;
  and,
o the  account  is at
  least    one   year
  old; and,
o all  dividends  and
  capital       gains
  distributions   are
  reinvested; and
o the  account has at
  least   a   $10,000
  balance   when  the
  SWP is  established
  (multiple  Class  B
  Share      accounts
  cannot           be
  aggregated  to meet
  this        minimum
  balance).
You  will be  subject
to    a    CDSC    on
redemption    amounts
that  exceed  the 12%
annual   limit.    In
measuring         the
redemption
percentage,      your
account   is   valued
when  you   establish
the  SWP   and   then
annually  at calendar
year-end.

This    program   may
reduce,           and
eventually   deplete,
your         account.
Payments  should  not
be  considered  yield
or  income.  For more
information   and  an
application  form for
this   program   call
Mutual Fund  Services
at (800) 836-2211.



CHECKWRITING
You    may    request
checks    to   redeem
Shares  of the  Money
Market  Funds.   Your
account          will
continue  to  receive
the  daily   dividend
declared    on    the
Shares          being
redeemed   until  the
check  is   presented
for   payment.    The
ability   to   redeem
Shares  by check  may
not   be    available
when  establishing an
account   through  an
investment
professional.     You
should    read   this
prospectus   together
with  any  applicable
agreement     between
you      and      the
institution  to learn
about  the   services
provided,   the  fees
charged   for   those
services,   and   any
restrictions       or
limitations  that may
be imposed.  For more
information,  contact
Mutual Fund Services.


ONLINE TRANSACTIONS
Shareholders  of  the
Money   Market  Funds
can purchase,  redeem
or  exchange   Shares
on-line   by  signing
up   for    the   M&T
Online        Trading
Service.   For   more
information,  contact
Mutual Fund  Services
at (800) 836-2211.




REDEMPTION IN KIND
Although   the  Funds
intend  to pay  Share
redemptions  in cash,
each  Fund   reserves
the  right to pay the
redemption  price  in
whole  or in  part by
a   distribution   of
the Fund's  portfolio
securities.


REDEMPTION       FROM
RETIREMENT ACCOUNTS
In  the   absence  of
your         specific
instructions,  10% of
the   value  of  your
redemption   from   a
retirement    account
in  a  Fund   may  be
withheld  for  taxes.
This      withholding
only    applies    to
certain    types   of
retirement accounts.


How    to    Exchange
Shares
---------------------



You   may    exchange
Shares  of a Fund for
the same Share  class
of   another   VISION
Fund    or    certain
other           funds
distributed        by
Federated  Securities
Corp.   at  the   NAV
next       determined
after     the    Fund
receives          the
exchange  request  in
proper   form.    You
also     would    pay
applicable      sales
charges          when
exchanging     Shares
from   one   of   the
Money   Market  Funds
into   one   of   the
Income,       Managed
Allocation,  Balanced
or Equity  Funds.  In
order   to   exchange
Shares you must:



o  meet  the  minimum
  initial  investment
  requirements    (if
  the        exchange
  results    in   the
  establishment  of a
  new account);
o    establish     an
  account    in   the
  Fund  you  want  to
  acquire  if  you do
  not     have     an
  account   in   that
  Fund;
o  ensure   that  the
  account
  registrations   are
  identical;
o      receive      a
  prospectus  for the
  Fund   into   which
  you     wish     to
  exchange; and
o only  exchange into
  a Fund  that may be
  legally   sold   in
  your    state    of
  residence.

An     exchange    is
treated      as     a
redemption        and
subsequent   purchase
and   is  a   taxable
transaction.




For        additional
information     about
the          exchange
privilege,       call
Mutual Fund  Services
at (800) 836-2211.




CLASS     A     SHARE
EXCHANGES

Exchanges at NAV
If    you    exchange
between   Funds  with
different       sales
charges,          the
exchange    will   be
made at NAV.

If you  paid a  sales
charge           once
(including     Shares
acquired      through
reinvestment       of
dividends         and
capital   gains)  you
will  not have to pay
the   sales    charge
again upon  exchange.
This is true  even if
you  exchange  out of
a Fund  with a  sales
charge,  then  into a
Fund  without a sales
charge  and back into
a Fund  with a  sales
charge.



Exchanges  Subject to
a Sales Charge
If   you    purchased
into a  Fund  without
a sales  charge,  and
exchange  into a Fund
with a sales  charge,
you will be  assessed
the applicable  sales
charge  when you make
the         exchange.
However,   the  sales
charge  will  not  be
applied     to    any
Shares    that    you
acquired      through
reinvestment       of
dividends         and
capital        gains.
Dividends    of   the
Class  A  Shares   of
the   Money    Market
Funds      can     be
reinvested       into
Class  A  Shares   of
any   other    VISION
Fund  at NAV at  time
of payment.


CLASS     B     SHARE
EXCHANGES
You   may    exchange
Class B  Shares  from
one  Fund to  Class B
Shares of  another at
NAV    without    any
sales   charge.   The
time   you  held  the
original    Class   B
Shares  will be added
to the  time you held
the     exchanged-for
Class  B  Shares  for
purposes           of
calculating       any
applicable  CDSC when
you        ultimately
redeem those Shares.

The Funds may  modify
or   terminate    the
exchange    privilege
at  any   time,   and
shareholders  will be
notified   prior   to
any  modification  or
termination.      The
Funds'  management or
adviser           may
determine   from  the
amount,    frequency,
and     pattern    of
exchanges    that   a
shareholder        is
engaged in  excessive
trading    that    is
detrimental    to   a
Fund    and     other
shareholders.      If
this   occurs,    the
Fund  may   terminate
the  availability  of
exchanges   to   that
shareholder,    limit
the     number     of
exchanges    allowed,
and  may   bar   that
shareholder      from
purchasing      other
VISION Funds.




EXCHANGING  SHARES BY
TELEPHONE
You   may    exchange
Shares  between Funds
by   calling   Mutual
Fund    Services   at
(800) 836-2211.



Money Market Funds
Your        telephone
instructions  must be
received  by M&T Bank
by     3:00      p.m.
(Eastern   time)  and
transmitted        to
Federated
Shareholder  Services
Company  by 4:00 p.m.
(Eastern   time)  for
Shares      to     be
exchanged  that  same
day.




Equity,       Managed
Allocation,  Balanced
and Income Funds
Exchange
instructions  must be
received   by  Mutual
Fund   Services   and
transmitted        to
Federated
Shareholder  Services
Company  by the close
of  regular  trading,
normally   4:00  p.m.
(Eastern  time),  for
Shares      to     be
exchanged  that  same
day.

You will not  receive
a  dividend  from the
Fund  into  which you
are   exchanging   on
the   date   of   the
exchange.

You              will
automatically      be
eligible          for
telephone  exchanges,
unless  you check the
box   on   the    new
account   application
form to decline  this
privilege.    It   is
recommended  that you
provide           the
necessary
information  for  the
telephone    exchange
option     on    your
initial  application.
If   you  do  not  do
this and  later  wish
to take  advantage of
the  privilege,   you
may call  Mutual Fund
Services          for
authorization forms.

Shareholders      who
accept the  telephone
exchange      service
authorize  the  Trust
and  its   agents  to
act    upon     their
telephonic
instructions       to
exchange  Shares from
any    account    for
which    they    have
authorized       such
services.  Exchanging
Fund  Shares over the
telephone          is
extremely
convenient,  but  not
without         risk.
Although   the   Fund
has  created  certain
safeguards        and
procedures         to
confirm the  identity
of  callers  and  the
authenticity       of
instructions,     the
Fund      is      not
responsible  for  any
losses    or    costs
incurred           by
following   telephone
instructions       we
reasonably    believe
to  be  genuine.   If
you      or      your
financial
intermediary
transact   with   the
Fund     over     the
telephone,  you  will
generally   bear  the
risk of any loss.





                         DIVIDENDS DECLARED/
EXCHANGING  SHARES BY    DIVIDENDS PAID
MAIL
You   may    exchange
Shares   by  mail  by
sending  your written
request to:

   VISION   Group  of
   Funds
   P.O. Box 4556
   Buffalo,  New York
   14240-4556



All written  requests
must   include   your
name,    the   Fund's
name    and     Share
class,  your  account
number,    and    the
number  of  shares or
dollar   amount   you
wish to exchange  and
the  name of the Fund
into     which    the
exchange   is  to  be
made.





SYSTEMATIC
TRANSFER/EXCHANGE
PLAN (STEP)
You   may    exchange
Shares  from one Fund
into  another Fund on
a monthly,  quarterly
or   annual    basis.
Exchanges  must be at
least   $25  and  are
subject            to
limitations  and  any
applicable      sales
charges as  described
above.    For    more
information   and  an
application  form for
the        Systematic
Transfer/Exchange
Plan,   call   Mutual
Fund    Services   at
(800) 836-2211.


 Account   and  Share
Information
---------------------




CONFIRMATIONS AND
ACCOUNT STATEMENTS
Except  with  respect
to the  Money  Market
Funds,    you    will
receive  confirmation
of         purchases,
redemptions       and
exchanges     (except
systematic
transactions).
Shareholders  of  all
Funds  will   receive
periodic   statements
reporting         all
account     activity,
including  systematic
transactions,
dividends         and
capital gains paid.


DIVIDENDS AND CAPITAL
GAINS



FUND
International  Equity  Fund,  Small Cap Growth  Fund, Annually/Annually
Multi Cap Growth Fund
Small Cap Stock Fund,  Mid Cap Growth Fund,  Mid Cap Stock Fund,
Quarterly/Quarterly Large Cap Growth Fund, Large Cap Stock Fund,
Equity Index Fund, Large Cap Value Fund, Balanced Fund, Managed Allocation Funds Equity Income Fund Monthly/Monthly
Intermediate-Term Bond Fund, Income Fund, Short-Term Corporate Daily/Monthly Bond Fund, Maryland Municipal Bond Fund, Pennsylvania Municipal
Bond Fund, New York Municipal Bond Fund,  U.S.  Government  Bond
Fund,  Short Duration  Government Bond Fund,  Money Market Fund,
Pennsylvania  Tax Free Money Market Fund,  Tax Free Money Market
Fund,  New York Tax Free  Money  Market  Fund,  U.S.  Government
Money Market Fund, U.S. Treasury Money Market Fund



Only shareholders of a Fund on the record date are entitled to receive payments of dividends and/or capital gains.

The Money Market Funds do not expect to realize any capital gains or losses If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

In addition, each Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend (other than a Fund that declares dividends daily) or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain.


ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.


TAX INFORMATION

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Tax information will be mailed to you on or before January 31 each year. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

The Funds' distributions are expected to be as follows:




FUND                                                DISTRIBUTIONS ARE EXPECTED TO BE
                                                    PRIMARILY:
International   Equity  Fund,  Small  Cap  Growth   Capital Gains
Fund,  Small Cap Stock Fund, Mid Cap Growth Fund,
Mid Cap Stock Fund,  Multi Cap Growth Fund, Large
Cap Growth  Fund,  Large Cap Stock  Fund,  Equity
Index Fund,  Managed  Allocation  Fund-Aggressive
Growth, Managed Allocation Fund-Moderate Growth
Large  Cap  Value  Fund,   Equity   Income  Fund,   Dividends  and Capital
Balanced      Fund,       Managed      Allocation   Gains
Fund-Conservative Growth
Intermediate-Term    Bond   Fund,   Income   Fund,  Dividends
Short-Term    Corporate   Bond   Fund,    Maryland
Municipal Bond Fund,  Pennsylvania  Municipal Bond
Fund,   New  York   Municipal   Bond  Fund,   U.S.
Government  Bond Fund,  Short Duration  Government
Bond Fund,  Money  Market Fund,  Pennsylvania  Tax
Free Money  Market  Fund,  Tax Free  Money  Market
Fund,  New York Tax Free Money Market  Fund,  U.S.
Government Money Market Fund, U.S.  Treasury Money
Market Fund


It is anticipated that distributions for New York Tax Free Money Market Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, Tax Free Money Market Fund and Pennsylvania Tax Free Money Market Fund will be primarily dividends that are exempt from federal income tax, although a portion of each Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although each of these Funds' dividends will be exempt from New York, Pennsylvania or Maryland state personal income tax to the extent that they are derived from interest on obligations exempt from New York, Pennsylvania or Maryland personal income taxes, respectively. Redemptions and exchanges are taxable sales. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Please consult your tax adviser regarding your federal, state, and local tax liability.




Who Manages the Funds?
-------------------------------------------------------------------------------



The Board of Trustees (the Board) governs the Funds. The Board selects and oversees the Adviser, M&T Asset Management, a department of M&T Bank. The Adviser manages each Fund's assets, including buying and selling portfolio securities. The Adviser's address is One M&T Plaza, Buffalo, New York 14240.

The Adviser is the principal banking subsidiary of M&T Bank, a regional bank holding company in existence since 1969. M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State and Pennsylvania, and parts of Maryland and West Virginia. As of December 31, 2002, M&T Bank had over $8.4 billion in assets under management. M&T Bank has served as investment adviser to the Funds since 1988. As of December 31, 2002, M&T Bank managed $2.7 billion in net assets of money market funds and $1.0 billion in net assets of fluctuating mutual funds. On April 1, 2003, M&T Bank acquired Allfirst, parent of AIA, adviser to the ARK Funds, and as a result, AIA is now a wholly-owned subsidiary of M&T Bank. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.


For its services under an Advisory Contract, the Adviser receives an annual Advisory Fee from each Fund, equal to a percentage of each Fund's average daily net assets as follows:



      FUND                                       ADVISORY
                                                 FEE
      International Equity Fund                  1.00%
      Small Cap Growth Fund                      0.85%
      Small Cap Stock Fund                       0.85%
      Mid Cap Growth Fund                        0.85%
      Mid Cap Stock Fund                         0.85%
      Multi Cap Growth Fund                      0.70%
      Large Cap Growth Fund                      0.85%
      Large Cap Stock Fund                       0.85%
      Equity Index Fund                          0.20%
      Large Cap Value Fund                       0.70%
      Equity Income Fund                         0.70%
      Balanced Fund                              0.65%
      Managed Allocation Funds                   0.25%
      Intermediate-Term Bond Fund                0.70%
      Income Fund                                0.60%
      Short-Term Corporate Bond Fund             0.70%
      Maryland Municipal Bond Fund               0.70%
      Pennsylvania   Municipal   Bond            0.70%
      Fund
      New York Municipal Bond Fund               0.70%
      U.S. Government Bond Fund                  0.70%

      -------------------------------
                                                 0.60%
      Short Duration  Government Bond
      Fund


      Money Market Fund                          0.50%
      Tax Free Money Market Fund                 0.50%
      Pennsylvania   Tax  Free  Money            0.50%
      Market Fund
      New York Tax Free Money  Market            0.50%
      Fund
      U.S.  Government  Money  Market            0.50%
      Fund
      U.S. Treasury Money Market Fund            0.50%

-------------------------------------------------------------------------------

The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.







SUB-ADVISERS

The Adviser has entered into a Sub-Advisory Agreement with UBS, which sub-advises International Equity Fund. UBS is a wholly-owned subsidiary of UBS AG. UBS was organized in 1989 and was acquired by Swiss Bank Corporation, a predecessor company of UBS AG. As of December 31, 2002, UBS manages approximately $403 billion in assets. Subject to the supervision of the Adviser and the Board and in accordance with the investment objective and restrictions of International Equity Fund, UBS manages International Equity Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales. For its services, UBS receives a fee based upon a percentage of the International Equity Fund's average daily net assets, which is paid by the Adviser and not by the Fund.

The Adviser has entered into a Sub-Advisory Agreement with LSV, which sub-advises the value equity portion of the Small Cap Stock Fund. LSV is an active quantitative value equity money manager. As of December 31, 2002, LSV oversees approximately $9.68 billion of client assets in a broad range of investment styles for retirement plans, endowments and foundations, corporations, public funds and mutual fund sponsors. Subject to the supervision of the Adviser and the Board and in accordance with the investment objective and restrictions of the Fund, LSV manages the value equity portion of Small Cap Stock Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the Fund's records relating to such purchases and sales. For its services, LSV receives a fee based upon a percentage of the Small Cap Stock Fund's average daily net assets, which is paid by the Adviser and not by the Fund.

The Adviser has entered into a Sub-Advisory Agreement with Mazama, which sub-advises the growth equity portion of Small Cap Stock Fund. Mazama focuses solely on small cap investing and has managed small cap portfolios since 1993. As of December 31, 2002, Mazama oversees approximately $1.44 billion of client assets in institutional accounts for corporations, public funds and mutual fund sponsors. Subject to the supervision of the Adviser and the Board and in accordance with the investment objective and restrictions of the Fund, Mazama manages the growth equity portion of Small Cap Stock Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the Fund's records relating to such purchases and sales. For its services, Mazama receives a fee based upon a percentage of the Small Cap Stock Fund's average daily net assets, which is paid by the Adviser and not by the Fund.

The Adviser has entered into a Sub-Advisory Agreement with Independence, which sub-advises Mid Cap Stock Fund. Independence has complete discretion to manage portfolio securities of the Fund, subject to the Fund's investment objective, policies and limitations. Independence is a registered investment adviser founded in 1982 and a subsidiary of John Hancock Financial. As of December 31, 2002, Independence and its subsidiaries manage approximately $18.9 billion in assets. For its services, Independence receives a fee based upon a percentage of the Mid Cap Stock Fund's average daily net assets, which is paid by the Adviser and not by the Fund.

The Adviser has entered into a  Sub-Advisory  Agreement  with Montag & Caldwell, which sub-advises Large Cap Growth Fund. Montag & Caldwell has complete discretion to manage portfolio securities of the Fund, subject to the Fund's investment objective, policies and limitations and subject to supervision of and oversight by the Adviser and the Fund's Board. Montag & Caldwell and its predecessors have been engaged in the business of providing investment counseling to individuals and institutions since 1945. Total assets under management for all clients (including two other mutual funds) were approximately $24 billion as of December 31, 2002. For its services, Montag & Caldwell receives a fee based upon a percentage of the Large Cap Growth Fund's average daily net assets, which is paid by the Adviser and not by the Fund.

The Adviser has entered into a Sub-Advisory Agreement with Federated Investment Management Company (FIMCO), which sub-advises New York Tax Free Money Market Fund. FIMCO has complete discretion to manage portfolio securities of the Fund, subject to the Fund's investment objective, policies and limitations. FIMCO is a registered investment adviser and a subsidiary of Federated. FIMCO and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. For its services FIMCO receives a fee based upon a percentage of the New York Tax Free Money Market's average daily net assets, which is paid by the Adviser and not by the Fund.

The Adviser (subject to the approval of the Board) may select and replace sub-advisers and amend Sub-Advisory agreements between the Adviser and the sub-advisers without obtaining shareholder approval. Accordingly, the Adviser may (subject to Board approval) appoint and replace sub-advisers and amend Sub-Advisory agreements without obtaining shareholder approval. The foregoing applies to all Funds except VISION Money Market Fund.




PORTFOLIO MANAGERS

It is currently expected that the portfolio managers of each VISION Fund upon consummation of the Reorganization shall be as follows, although the Adviser will conduct an ongoing review of the Funds and their portfolio managers both prior to and following consummation of the Reorganization, and will make any changes that are deemed necessary or desirable.

UBS's Global Equity Committee will be responsible for the day-to-day management of International Equity Fund and currently manages VISION International Equity Fund.


Mark Stevenson will be co-portfolio manager of Managed Allocation-Aggressive Growth Fund, Managed Allocation-Moderated Growth Fund and Managed Allocation-Conservative Growth Fund and is currently co-manager of VISION Managed Allocation Funds.


Thomas D. DeHudy will be a co-portfolio manager of Small Cap Growth Fund and Multi Cap Growth Fund and is currently a co-portfolio manager of ARK Capital Growth Portfolio. Mr. DeHudy has been a Principal of AIA since 2001. Mr. DeHudy is also an equity analyst and provides research coverage for the technology sector and selected consumer cyclical areas. He was an analyst with Lord, Abbett & Co. from 1999 until he joined AIA. Prior to that, he was a portfolio manager and analyst with Howard Hughes Medical Institute, which he joined in 1989. Mr. DeHudy has more than 20 years of experience in investment research, and is a Chartered Financial Analyst.

H. Giles Knight will be a co-portfolio manager of Small Cap Growth Fund and is currently a co-portfolio manager of ARK Small Cap Equity Portfolio. He has been a Principal of AIA and Portfolio Manager since 1996 and a Senior Vice President of Allfirst since 1995. Mr. Knight has more than 30 years of experience in the investment industry.

The value equity portion of Small Cap Stock Fund will be managed by LSV's team of portfolio managers, who are supported by specialized fundamental, quantitative and technical analysts. The role of the portfolio management team includes quantitative modeling, research, performance measurement and attribution analysis, benchmarking, optimization and programming. The team conducts ongoing research relating to management of the value equity portion of the Fund. LSV's team of portfolio managers currently manages the value equity portion of VISION Small Cap Growth Fund.

The growth equity portion of Small Cap Stock Fund will be managed by Mazama's team of portfolio managers who are supported by specialized fundamental, quantitative and technical analysts. Mazama's team of portfolio managers currently manage the growth equity portion of VISION Small Cap Stock Fund.

Mark Schultz will be a co-portfolio manager of Mid Cap Growth Fund, Small Cap Growth Fund and Multi Cap Growth Fund and is currently co-portfolio manager of VISION Large Cap Core Fund. Mr. Schultz is a Vice President and Portfolio Manager with M&T Asset Management. He is responsible for management of equity model portfolios, with specific responsibility for the growth model. As an analyst, Mr. Schultz focuses on technology and diversified financial companies. Prior to joining M&T Asset Management in July 2001, Mr. Schultz worked as a portfolio manager with Caldwell Securities in Toronto, Canada from June 1996 to September 1999. He began his career with Royal Bank of Canada in country risk analysis and multinational corporate banking. Mr. Schultz holds his chartered financial analyst designation (CFA) and a doctorate in politics from the University of Oxford.

David G. Robertson will be a co-portfolio manager of Mid Cap Growth Fund and is currently co-portfolio manager of ARK Mid-Cap Equity Portfolio. Mr. Robertson has been a Vice President of AIA since 2000. He is also an equity analyst. He was an analyst for Blackrock, an investment management firm, from 1996 until he joined AIA. Mr. Robertson has more than 13 years of experience in the investment industry.

Thomas R. Pierce will be a co-portfolio manager of Large Cap Stock Fund and Large Cap Value Fund and is currently portfolio manager of VISION Large Cap Value Fund and is co-portfolio manager of VISION Large Cap Core Fund and three other VISION Funds. Mr. Pierce is a Vice President of M&T Asset Management Department. Mr. Pierce joined M&T Bank in January 1995 from Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading since 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce is a Chartered Financial Analyst and has a B.A. in Economics from Washington University, and an MBA from the University of Chicago.


James Thorne will be a co-portfolio manager of Large Cap Stock Fund and Large Cap Value Fund and is currently co-portfolio manager of VISION Large Cap Core Fund. Mr. Thorne is a Vice President and Senior Portfolio Manager of M&T Asset Management Department, concentrating on equity selections as well as economic forecasting. Mr. Thorne joined M&T Bank in February 2001. From February 1994 through December 2000, he was Portfolio Manager at Caldwell Securities Investment Management. Prior to 1994 Mr. Thorne was a professor at the Schulich School of Business and at Bishop's University. Mr. Thorne received his Ph.D. in Economics, in the fields of Finance and Industrial Organization from York University in June 1993.

Clyde L. Randall II will be a co-portfolio manager of Large Cap Stock Fund, Equity Income Fund and Balanced Fund and is currently a co-portfolio manager of ARK Blue Chip Equity Portfolio and ARK Equity Income Portfolio. Mr. Randall has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1995. He has more than 14 years of experience in investment research and equity analysis, and is a Chartered Financial Analyst.

Allen J. Ashcroft, Jr. will be a co-portfolio manager of Large Cap Stock Fund, Equity Income Fund and Balanced Fund and is currently a co-portfolio manager of ARK Blue Chip Equity Portfolio and ARK Equity Income Portfolio. He has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1995. Mr. Ashcroft has more than 20 years of experience in investment research and equity analysis.

J. Eric Leo will be a co-portfolio manager of Large Cap Stock Fund, Large Cap Value Fund and Balanced Fund and is currently a co-portfolio manager of ARK Value Equity Portfolio and heads a Portfolio Management Team that manages ARK Balanced Portfolio. Through the team approach, the firm seeks consistent implementation of process and continuity in investment management staff for ARK Balanced Portfolio. Mr. Leo has been Vice President and Senior Portfolio Manager of AIA and an officer of Allfirst since 1997. Mr. Leo has more than 30 years of experience in the investment industry.

Barbara L. Rishel will be a co-portfolio manager of Large Cap Stock Fund and Large Cap Value Fund and is currently a co-portfolio manager of ARK Value Equity Portfolio. Ms. Rishel has been a Principal of AIA since 2001. She is also an equity analyst. Ms. Rishel was a research analyst for The Adams Express Co. from 1997 until she joined AIA. She has more than 15 years of experience in the investment industry.

David L. Watson has managed Large Cap Growth Fund since its inception in March 2000. Since 1998, Mr. Watson has been a Vice President and Senior Portfolio Manager of Montag & Caldwell, Inc. Mr. Watson has over 18 years of equity and fixed income investment management experience. He established an office for Merrill Lynch Asset Management in Atlanta in 1997 and was employed there through 1998. Prior to 1997, Mr. Watson was employed as a senior portfolio manager with Trusco Capital Management in Atlanta. Mr. Watson received his Bachelor's degree in Finance from Mississippi State University and his M.B.A. from the Goizueta Business School of Emory University. He is a Chartered Financial Analyst and member of the Atlanta Society of Financial Analysts.

Clarence W. Woods, Jr. will be a co-portfolio manager of Equity Index Fund and is currently a co-portfolio manager of ARK Equity Index Portfolio. Mr. Woods has been a Vice President and Principal of, and Chief Equity Trader for, AIA since 1996. He heads the equity-trading unit. Mr. Woods has more than 17 years experience in the investment industry.

Peter C. Hastings will be a co-portfolio manager of Equity Index Fund and is currently a co-portfolio manager of ARK Equity Index Portfolio. Mr. Hastings has been a Vice President of AIA since 1997. Mr. Hastings has more than 6 years of experience in the investment industry.

Robert J. Truesdell will be a co-portfolio manager of Intermediate-Term Bond Fund and Short Duration Government Bond Fund and has supervised the management of VISION Government Securities Fund since its inception. Mr. Truesdell also co-manages VISION Intermediate-Term Bond Fund and oversees VISION Money Market Funds. Mr. Truesdell joined M&T Bank as Vice President and Fixed Income Manager in 1988. He holds an M.B.A. in Accounting from the State University of New York at Buffalo.

Wilmer C. Stith III will be the portfolio manager of Short-Term Corporate Bond Fund, and a co-portfolio manager of Income Fund, Intermediate-Term Bond Fund and U.S. Government Bond Fund and is currently co-portfolio manager of ARK Intermediate Fixed Income Portfolio, ARK U.S. Government Bond Portfolio and ARK Income Portfolio. He has been a Vice President of AIA and Portfolio Manager since 1996. He manages separate account money market accounts, assists in the management of the money market portfolios, and is responsible for analyzing and trading various fixed income securities. Mr. Stith has more than 10 years of experience in the investment industry, and is a Chartered Financial Analyst.


James M. Hannan will be a co-portfolio manager of Income Fund, U.S. Government Bond Fund, Short Duration Government Bond Fund, and Balanced Fund and is currently co-portfolio manager of ARK Income Portfolio, ARK U.S. Government Bond Portfolio, ARK Short-Term Treasury Portfolio, ARK Balanced Portfolio, ARK U.S. Treasury Money Market Portfolio, ARK U.S. Government Money Market Portfolio, ARK Money Market Portfolio, ARK Tax-Free Money Market Portfolio and ARK Pennsylvania Tax-Free Money Market Portfolio. He is also responsible for several separately managed institutional portfolios. Mr. Hannan has been Vice President and a Portfolio Manager of AIA since 1996 and a Vice President of Allfirst since 1987. He has more than 15 years of experience in the investment industry.

Colleen M. Marsh will be a co-portfolio manager of Intermediate-Term Bond Fund and Pennsylvania Municipal Bond Fund and is currently co-portfolio manager of VISION Intermediate-Term Bond Fund and portfolio manager of VISION Pennsylvania Municipal Income Fund. She is Vice President and Senior Fixed Income Portfolio Manager for M&T Asset Management Department. She serves on M&T Asset Management Department's Fixed Income Committee, which is responsible for the analysis of interest rate movements, the economic outlook, portfolio strategy, and credit analysis. Prior to joining M&T Bank, Ms. Marsh was Director of Fixed Income at Martindale Andres & Company (Martindale) in Philadelphia, a subsidiary of Keystone Financial, Inc. She was Vice President for Keystone and managed funds and portfolios in the Trust Department there since 1985. Ms. Marsh has a B.S. degree in Business Economics from Bloomsburg University.

Susan L. Schnaars will be the portfolio manager of Maryland Municipal Bond Fund, and a co-portfolio manager of Pennsylvania Municipal Bond Fund and is currently the portfolio manager of ARK Maryland Tax Free Portfolio and co-portfolio manager of ARK Pennsylvania Tax Free Portfolio. Ms. Schnaars is also responsible for managing several large institutional accounts. She has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1992. Ms. Schnaars is a Chartered Financial Analyst and a Certified Public Accountant, and has more than 12 years of experience in the investment industry.

Mark Tompkins will be the portfolio manager of New York Municipal Bond Fund and a co-portfolio manager of U.S. Government Bond Fund and is currently the portfolio manager of VISION New York Municipal Income Fund and VISION U.S. Government Securities Fund. He is a Senior Portfolio Manager in the M&T Asset Management Department. He is responsible for managing fixed income portfolios and the trading of fixed income securities for trust accounts. Prior to joining M&T Bank in August 1998, Mr. Tompkins spent over 4 years as a Portfolio Manager with Karpus Investment Management in Rochester, New York. At Karpus, he was responsible for managing fixed income investments for various portfolios including corporations and high net worth individuals. Mr. Tompkins holds a B.S. in Mechanical Engineering from Oakland University and a M.B.A. in Finance and Accounting from Syracuse University. He is a Chartered Financial Analyst candidate and a member of the Bond Club of Buffalo.

FIMCO will be responsible for the day-to-day management of New York Tax Free Money Market Fund. FIMCO currently manages VISION New York Tax Free Money Market Fund.

Independence's investment committee will be responsible for the day-to-day management of Mid Cap Stock Fund. Independence provides prudent, structured decision making from a recognized institutional money manager; a dedicated research group including both fundamental and quantitative analysts; and a goal of consistent performance and controlling risk. Independence's investment committee currently manages VISION Mid Cap Stock Fund.



Financial Information
-------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS


The following financial highlights are intended to help you understand the financial performance of each Existing VISION Fund and each Accounting Survivor for the past five fiscal years, or since inception, if the life of the Existing VISION Fund or the Accounting Survivor is shorter, and for the six-month period ended October 31, 2002. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.


VISION Intermediate-Term Bond Fund, VISION Pennsylvania Municipal Bond Fund, VISION Small Cap Stock Fund and VISION International Equity Fund acquired the assets of a corresponding portfolio of the Governor Funds in a tax free reorganization on January 8, 2001. Each Governor Fund was deemed the "accounting survivor". The following financial information incorporates the operations of these funds as portfolios of the Governor Funds prior to January 8, 2001.

The fiscal year end information for the Existing VISION Funds has been audited by Ernst & Young, LLP, whose report, along with the Funds' audited financial statements, is included in the April 30, 2002 Annual Report of the Trust. The fiscal year end information for the ARK Funds, which will be the Accounting Survivors in the Reorganization, has been audited by KPMG LLP, whose report, along with the Funds' audited financial statements, is included in the April 30, 2002 Annual Report of the ARK Funds.


Financial Highlights
                                 VISION Group of Funds
                                 Financial Highlights
      (For a share outstanding throughout each period)



                                                  Net
                                               Realized
                                   Net            and
                                              Unrealized
                    Net                       Gain (Loss)
                     Asset      Investment        on                   Distributions
         Year        Value,       Income      Investments   Total       from Net
                                                  and         from
         Ended                                  Foreign
                   beginning    (Operating     Currency    Investment  Investment
       April 30,    of            Loss)      Transactions                Income
                    period                                 Operations
-------------------------------------------------------------------------------
      International Equity Fund - Class A Shares (c)
      1999 (d)      $10.00        0.11           0.48         0.59        ---
      2000 (f)      $10.59        0.08           1.28         1.36       (0.14)
      2001 (g)(h)   $11.67       0.01(i)        (1.31)       (1.30)       ---
      2002           $9.66        0.16          (0.71)       (0.55)      (0.16)
      2002 (j)       $8.95        0.03          (1.51)       (1.48)       ---
      International Equity Fund - Class B Shares
      2001 (k)      $10.25      (0.05)(i)       (0.55)       (0.60)       ---
      2002           $9.65        0.20          (0.83)       (0.63)      (0.13)
      2002 (j)       $8.89       (0.01)         (1.49)       (1.50)       ---
      Small Cap Stock Fund - Class A Shares (c)
      1998 (f)      $10.24       (0.01)          1.30         1.29        ---
      1999 (f)      $11.41       (0.01)          1.00         0.99        ---
      2000 (f)      $12.02       (0.03)          1.60         1.57        ---
      2001 (g)      $11.88      (0.08)(i)       (0.64)       (0.72)       ---
      (h)
      2002          $10.02       0.00(m)         0.77         0.77        ---
      2002 (j)      $10.45       (0.01)         (2.17)       (2.18)       ---
      Small Cap Stock Fund - Class B Shares
      2001 (k)       $9.75      (0.05)(i)        0.31         0.26        ---
      2002          $10.01       (0.06)          0.75         0.69        ---
      2002 (j)      $10.36       (0.04)         (2.15)       (2.19)       ---
      Mid Cap Stock Fund - Class A Shares (n)
      1998          $15.11        0.11           4.34         4.45       (0.09)
      1999          $16.13        0.05          (1.67)       (1.62)      (0.07)
      2000          $13.45       (0.01)          2.54         2.53       (0.02)
      2001          $15.51      (0.03)(i)        1.00         0.97         --
      2002          $14.51       0.00(m)        (0.12)       (0.12)        --
      2002 (j)      $14.39       0.00(m)        (2.47)       (2.47)        --
      Mid Cap Stock Fund - Class B Shares
      2000 (o)      $14.28       (0.03)          1.25         1.22         --
      2001          $15.50      (0.15)(i)        1.00         0.85         --
      2002          $14.38       (0.07)         (0.17)       (0.24)        --
      2002 (j)      $14.14       (0.06)         (2.43)       (2.49)        --




                        Distributions
                           from Net
                           Realized
   Distributions           Gain on
    in Excess of       Investments and                     Net Asset
   Net Investment     Foreign Currency        Total        Value, end       Total
       Income           Transactions                       of period      Return(a)
                                          Distributions
--------------------------------------------------------------------------------------

        ---                  ---               ---          $10.59          5.90%
        ---                (0.14)            (0.28)         $11.67         12.87%
        ---                (0.71)            (0.71)          $9.66        (11.41)%
        ---                  ---             (0.16)          $8.95         (5.60)%
        ---                  ---               ---           $7.47        (16.54)%

        ---                  ---               ---           $9.65         (5.85)%
        ---                  ---             (0.13)          $8.89         (6.42)%
        ---                  ---               ---           $7.39        (16.87)%

        ---                (0.12)            (0.12)         $11.41         12.72%
      (0.01)               (0.37)            (0.38)         $12.02          9.24%
        ---                (1.71)            (1.71)         $11.88         16.31%
        ---                (1.14)            (1.14)         $10.02         (6.57)%
        ---                (0.34)            (0.34)         $10.45          8.03%
        ---                  ---               ---           $8.27        (20.86)%

        ---                  ---               ---          $10.01          2.67%
        ---                (0.34)            (0.34)         $10.36          7.22%
        ---                  ---               ---           $8.17        (21.14)%

        --                 (3.34)            (3.43)         $16.13         31.40%
        --                 (0.99)            (1.06)         $13.45         (9.26)%
        --                 (0.45)            (0.47)         $15.51         19.88%
        --                 (1.97)            (1.97)         $14.51          6.51%
        --                   --                --           $14.39         (0.83)%
        --                   --                --           $11.92        (17.16)%

        --                   --                --           $15.50          8.54%
        --                 (1.97)            (1.97)         $14.38          5.69%
        --                   --                --           $14.14         (1.67)%
        --                   --                --           $11.65        (17.61)%



                            Ratios to Average Net Assets
-------------------------------------------------------------------------------------

                    Net                                 Net Assets,
                 Investment            Expense              end         Portfolio
                   Income              Waiver/           of period       Turnover
   Expenses      (Operating         Reimbursement      (000 omitted)       Rate
                   Loss)                 (b)
-------------------------------------------------------------------------------------

      0.98% (e)         2.80% (e)            1.86% (e)        $39,506      17%
      0.97%             0.72%                1.85%            $44,697      56%
      1.46% (e)         0.07% (e)            0.42% (e)        $34,916      73%
      1.64%             0.61%                0.15%            $45,754      61%
      1.52% (e)         0.91% (e)            0.25% (e)        $41,697      23%

      4.04% (e)       (0.50)% (e)            0.00% (l)             $5      73%
      2.44%             0.04%                0.10%                $57      61%
      2.42% (e)         0.01% (e)            0.10% (e)            $52      23%

      0.83%           (0.09)%                1.33%           $135,612       8%
      1.04%           (0.05)%                1.47%           $139,512      18%
      1.06%           (0.25)%                1.40%           $148,926      43%
      1.30% (e)       (0.83)% (e)            0.17% (e)       $113,499      21%
      1.23%           (0.57)%                0.07%           $115,011      136%
      1.27% (e)       (0.29)% (e)            0.10% (e)        $91,908      36%

      0.89% (e)       (0.72)% (e)              ---                $35      21%
      2.05%           (1.35)%                  ---               $387      136%
      2.12% (e)       (1.12)% (e)              ---               $428      36%

      1.21%             0.65%                   --           $143,404      88%
      1.20%             0.32%                   --            $82,203      145%
      1.54%           (0.13)%                   --           $110,651      163%
      1.39%           (0.17)%                   --           $119,409      112%
      1.39%           (0.26)%                0.06%           $119,407      91%
      1.23% (e)            --                0.20% (e)        $99,863      38%

      2.45% (e)       (1.82)% (e)               --                $53      163%
      2.14%           (1.06)%                   --             $1,364      112%
      2.20%           (1.09)%                   --             $2,051      91%
      2.18% (e)       (0.95)% (e)               --             $1,714      38%


  (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
  (b) This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios shown above.

  (c) Formerly Governor International Equity Fund and Governor Aggressive Growth Fund, respectively.
  (d) Reflects operations for the period from February 9, 1999 (date of public investment) to June 30, 1999.
  (e) Computed on an annualized basis.
  (f) Reflects operations for the year ended June 30.
  (g) Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.

  (h) Effective January 8, 2001, the Funds changed their investment adviser from Martindale Andres & Company LLC to Manufactures and Traders Trust Company.

  (i) Based on average shares outstanding.
  (j) Six months ended October 31, 2002 (unaudited).
  (k) Reflects operations for the period from January 10, 2001 (date of public investment) to April 30, 2001.
  (l) Amount represents less than 0.01%.
  (m) Amount represents less than $0.01 per share.
  (n) Prior to October 15, 1999, reflects operations for VISION Growth and Income Fund.
  (o) Reflects operations for the period from March 15, 2000 (date of initial public investment) to April 30, 2000.


       (See Notes which are an integral part of the Financial Statements)


                                       VISION Group of Funds
                                        Financial Highlights
------------------------------------------------------------------------------------------------
     (For a share outstanding throughout each period)

                                                        Net
                               Net Asset             Investment       Net Realized
            Year                 Value,                Income              and       Total
                                                                       Unrealized      from
           Ended               beginning             (Operating        Gain (Loss)
                                                                           on       Investment
         April 30,             of period               Loss)           Investments
                                                                                    Operations
------------------------------------------------------------------------------------------------
     Large Cap Growth Fund - Class A Shares
     2000 (c)                   $10.00                 0.01               0.03         0.04
     2001                       $10.04               (0.02)(f)           (1.47)       (1.49)
     2002                        $8.54                0.00(g)            (0.63)       (0.63)
     2002 (h)                    $7.91               (0.00)(g)           (1.35)       (1.35)
     Large Cap Growth Fund - Class B Shares
     2000 (i)                   $10.31                0.00(g)            (0.27)       (0.27)
     2001                       $10.04               (0.10)(f)           (1.47)       (1.57)
     2002                        $8.46                (0.02)             (0.68)       (0.70)
     2002 (h)                    $7.76                (0.02)             (1.34)       (1.36)



                           Distributions
                              from Net
DistributionDistributions
  from Net   in Excess of     Realized                          Net Asset
                  Net          Gain on          Total           Value, end               Total
Investment    Investment
   Income       Income       Investments    Distributions       of period              Return(a)
-----------------------------------------------------------------------------------------------------------

    --            --             --              --              $10.04                  0.40%
  (0.01)          --             --            (0.01)             $8.54                 (14.87)%
    --            --             --              --               $7.91                 (7.38)%
    --            --             --              --               $6.56                 (17.07)%

    ---          ---            ---              --              $10.04                 (2.62)%
  (0.01)         ---            ---            (0.01)             $8.46                 (15.66)%
    ---          ---            ---              ---              $7.76                 (8.27)%
    ---          ---            ---              ---              $6.40                 (17.52)%


                    Ratios to Average Net Assets
---------------------------------------------------------------------


                   Net                       Net Assets,
                Investment     Expense           end      Portfolio
                 Income        Waiver/        of period    Turnover
  Expenses      (Operating   Reimbursement       (000        Rate
                  Loss)          (b)           omitted)
---------------------------------------------------------------------

     0.00% (d)(e)   1.23% (d)       4.50% (d)      $6,617     1%
     1.51%        (0.23)%           0.14%         $12,128    52%
     1.18%          0.04%           0.29%         $15,368    45%
     1.27% (d)    (0.01)% (d)       0.38% (d)     $13,585    23%

     0.00% (d)(e)   0.99% (d)       5.50% (d)         $42     1%
     2.51%        (1.16)%           0.14%            $442    52%
     2.15%        (0.91)%           0.24%          $1,162    45%
     2.16% (d)    (0.90)% (d)       0.24% (d)      $1,067    23%



 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (b) This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios shown above.
 (c) Reflects operations for the period from March 20, 2000 (date of initial public investment) to April 30, 2000.
 (d) Computed on an annualized basis.
 (e) Amount represents less than 0.01%.
 (f) Based on average shares outstanding.
 (g) Amount represents less than $0.01 per share.
 (h) Six months ended October 31, 2002 (unaudited).
 (i) Reflects operations for the period from April 6, 2000 (date of initial public investment) to April 30, 2000.


 (See Notes which are an integral part of the Financial Statements)


                                      VISION Group of Funds
                                      Financial Highlights

---------------------------------------------------------------------------------------------
     (For a share outstanding throughout each period)


                                        Net
                      Net Asset      Investment       Net Realized
                                                                                 Distributions
         Year           Value,         Income        and Unrealized   Total        from Net
                                                                        from
        Ended         beginning      (Operating      Gain (Loss) on
                                                                     Investment  Investment
      April 30,       of period        Loss)          Investments                   Income
                                                                     Operations
---------------------------------------------------------------------------------------------
     Large Cap Value Fund - Class A Shares (c)
     1998 (d)           $9.99          0.08              1.47           1.55       (0.07)
     1999              $11.47          0.19              0.78           0.97       (0.19)
     2000              $12.24          0.18             (0.94)         (0.76)      (0.18)
     2001              $11.14         0.09(f)            1.24           1.33       (0.09)
     2002              $11.96          0.06             (1.49)         (1.43)      (0.06)
     2002 (g)          $10.31          0.04             (2.39)         (2.35)      (0.03)
     Large Cap Value Fund - Class B Shares
     2000 (h)          $11.18          0.05              0.12           0.17       (0.06)
     2001              $11.13        (0.04)(f)           1.24           1.20       (0.01)
     2002              $11.90         (0.01)            (1.52)         (1.53)        --
     2002 (g)          $10.21         (0.01)            (2.36)         (2.37)        --
     Managed Allocation Fund - Aggressive Growth- Class A Shares (i)
     1999 (j)          $10.00          0.02              0.77           0.79       (0.02)
     2000 (k)          $10.77          0.11              0.75           0.86       (0.11)
     2001 (m)(n)       $11.49          0.07             (0.89)         (0.82)      (0.07)
     2002              $10.26          0.02             (0.63)         (0.61)      (0.02)
     2002 (g)           $9.49         (0.01)            (1.65)         (1.66)        --
     Managed Allocation Fund - Aggressive Growth- Class B Shares (o)
     2002               $9.49         (0.03)            (1.66)         (1.69)        --
     Managed Allocation Fund - Moderate Growth- Class A Shares (i)
     1999 (p)          $10.00          0.04              0.56           0.60       (0.04)
     2000 (k)          $10.56          0.18              0.54           0.72       (0.18)
     2001 (m)(n)       $11.09          0.14             (0.48)         (0.34)      (0.14)
     2002              $10.12          0.15             (0.39)         (0.24)      (0.16)
     2002 (g)           $9.70          0.05             (1.07)         (1.02)      (0.05)
     Managed Allocation Fund - Moderate Growth- Class B Shares (o)
     2002               $9.70          0.01             (1.08)         (1.07)      (0.02)




                           Distributions
   Distributions        from Net
   in Excess of         Realized                                        Net
                                                         Asset
  Net Investment        Gain on             Total          Value, end     Total
      Income          Investments       Distributions       of period   Return(a)

        --                --               (0.07)            $11.47      15.51%
        --              (0.01)             (0.20)            $12.24       8.59%
        --              (0.16)             (0.34)            $11.14      (6.15)%
        --              (0.42)             (0.51)            $11.96      12.36%
        --              (0.16)             (0.22)            $10.31     (11.99)%
        --                --               (0.03)            $7.93      (22.82)%

        --              (0.16)             (0.22)            $11.13       1.62%
        --              (0.42)             (0.43)            $11.90      11.11%
        --              (0.16)             (0.16)            $10.21     (12.88)%
        --                --                 --              $7.84      (23.21)%

       ---                ---              (0.02)            $10.77       7.87%
      (0.03)           (0.00)(l)           (0.14)            $11.49       8.00%
       ---              (0.34)             (0.41)            $10.26      (7.35)%
       ---              (0.14)             (0.16)            $9.49       (5.92)%
        --                ---                ---             $7.83      (17.49)%

        --                ---                ---             $7.80      (17.81)%

       ---                ---              (0.04)            $10.56       6.02%
       ---              (0.01)             (0.19)            $11.09       6.81%
       ---              (0.49)             (0.63)            $10.12      (3.18)%
       ---              (0.02)             (0.18)            $9.70       (2.39)%
       ---                ---              (0.05)            $8.63      (10.53)%

       ---                ---              (0.02)            $8.61      (11.04)%

                            Ratios to Average Net Assets
--------------------------------------------------------------------------------------
                           Net                                 Net Assets,
                        Investment             Expense             end     Portfolio
                          Income               Waiver/          of period   Turnover
        Expenses     (Operating Loss)     Reimbursement (b)       (000        Rate
                                                                omitted)

           1.08% (e)            1.41% (e)             0.52% (e)    $37,403        11%
           1.02%                1.67%                    --        $45,582        55%
           0.99%                1.53%                    --        $30,721        88%
           1.15%                0.77%                    --        $37,847        80%
           1.13%                0.56%                    --        $42,697        63%
           1.11% (e)            0.90% (e)                --        $38,256        13%

           1.99% (e)            0.17% (e)                --            $10        88%
           2.15%              (0.38)%                    --           $229        80%
           2.13%              (0.47)%                    --           $617        63%
           2.11% (e)          (0.11)% (e)                --           $445        13%

           1.81% (e)            0.07% (e)            51.10% (e)       $218         0%
           1.64%                0.26%                 9.53%         $1,352        28%
           1.40% (e)            0.76% (e)             3.43% (e)     $1,634        72%
           1.00%                0.23%                 1.22%         $4,872         4%
           1.00% (e)          (0.36)% (e)             0.61% (e)     $4,716         7%

           2.01% (e)          (1.38)% (e)             0.74% (e)       $971         7%

           1.76% (e)            1.17% (e)            36.79% (e)       $285         6%
           1.64%                1.09%                 7.85%         $1,214        32%
           1.39% (e)            1.70% (e)             3.73% (e)     $1,920        76%
           1.00%                1.63%                 0.67%         $8,166         2%
           1.00% (e)            1.01% (e)             0.13% (e)     $8,790         5%

           2.01% (e)          (0.03)% (e)             0.25% (e)     $2,250         5%


(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios shown above.

(c)  Formerly VISION Equity Income Fund, effective August 30, 1999.

(d) Reflects operations for the period from September 26, 1997 (date of initial public investment) to April 30, 1998.

(e)  Computed on an annualized basis.

(f)  Based on average shares outstanding.

(g)  Six months ended October 31, 2002 (unaudited).

(h) Reflects operations for the period from December 10, 1999 (date of initial public investment) to April 30, 2000.

(i) Formerly Governor Lifestyle Growth Fund and Governor Lifestyle Moderate Growth Fund, respectively.

(j) Reflects operations for the period from February 18, 1999 (date of initial public investment) to June 30, 1999.

(k)  Reflects operations for the year ended June 30.

(l)  Amount represents less than $0.01 per share.

(m) Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.

(n) Effective January 8, 2001, the Funds changed their investment adviser from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.

(o) Reflects operations for the period from April 30, 2002 (date of initial public investment) to October 31, 2002 (unaudited).

(p) Reflects operations for the period from February 4, 1999 (date of initial public investment) to June 30, 1999.


         (See Notes which are an integral part of the Financial Statements)


                                    VISION Group of Funds

                                    Financial Highlights


     (For a share outstanding throughout each period)




                                                                                   Distributions
                 Net                       Net Realized                            from
                  Asset                                              Distributions Net
       Year       Value,         Net            and       Total       from
                                            Unrealized      from        Net        Realized
       Ended                                Gain (Loss)                            Gain on
                beginning    Investment         on       Investment  Investment
     April 30,   of             Income      Investments                Income
                  period                                 Operations                Investments
     ------------------------------------------------------------------------------------
     Managed Allocation Fund - Conservative Growth- Class A Shares (c)
     1999 (d)     $10.00        0.07           0.15         0.22      (0.07)      ---
     2000 (f)     $10.15        0.25           0.24         0.49      (0.25)   (0.00)(
                                                                                  g)
     2001         $10.39       0.19(j)        (0.10)        0.09      (0.20)    (0.39)
     (h)(i)
     2002         $9.89        0.32(j)        (0.17)        0.15      (0.30)      ---
     2002 (k)     $9.74         0.12          (0.36)       (0.24)     (0.12)      ---
     Managed Allocation Fund - Conservative Growth- Class B Shares (l)
     2002         $9.74         0.08          (0.37)       (0.29)     (0.09)      ---
     New York Municipal Income Fund
     1998         $10.08        0.46           0.38         0.84      (0.46)    (0.04)
     1999         $10.42        0.46           0.19         0.65      (0.46)    (0.09)
     2000         $10.52        0.46          (0.75)       (0.29)     (0.46)    (0.05)
     2001         $9.72         0.45           0.52         0.97      (0.45)      --
     2002         $10.24       0.41(m)       0.17(m)        0.58      (0.41)      --
     2002 (k)     $10.41        0.20           0.25         0.45      (0.20)      --




                                                         Ratios to Average Net Assets


                                 ---------------------------------------------------------
   Total     Net        Total     Expenses        Net        Expense     Net      Portfolio
              Asset   Return(a)                Investment    Waiver/     Assets,  Turnover
DistributionsValue,                             Income      Reimbursement  end     Rate
               end                                             (b)       of
             of                                                           period
             period                                                      (000
                                                                         omitted)




  (0.07)     $10.15     2.21%         1.79% (e)    2.57% (e)   92.41% (e)    $150      2%
  (0.25)     $10.39     4.94%         1.65%        2.19%       25.56%        $311     28%
  (0.59)      $9.89     0.94%         1.38% (e)    2.71% (e)   17.68% (e)    $448     91%
  (0.30)      $9.74     1.60%         1.00%        3.28%        1.75%      $2,788     19%
  (0.12)      $9.38    (2.48)%        1.00% (e)    2.49% (e)    0.93% (e)  $3,270      6%

  (0.09)      $9.36    (3.00)%        2.02% (e)    1.46% (e)    1.07% (e)    $992      6%

  (0.50)     $10.42     8.37%         0.96%        4.35%        0.31%     $43,456     45%
  (0.55)     $10.52     6.37%         0.82%        4.38%        0.20%     $52,860     44%
  (0.51)      $9.72    (2.71)%        0.85%        4.60%        0.20%     $48,081     34%
  (0.45)     $10.24    10.11%         0.88%        4.36%        0.14%     $74,851     50%
  (0.41)     $10.41     5.74%         0.83%        3.98% (m)    0.09%     $80,452     46%
  (0.20)     $10.66     4.38%         0.86% (e)    3.84% (e)    0.09% (e) $83,547     23%



(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c)  Formerly Governor Lifestyle Conservative Growth Fund.

(d) Reflects operations for the period from February 3, 1999 (date of initial public investment) to June 30, 1999.

(e)  Computed on an annualized basis.

(f)  Reflects operations for the year ended June 30.

(h) Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.

(i) Effective January 8, 2001, the Funds changed their investment adviser from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.

(j)  Based on average shares outstanding.

(k)  Six months ended October 31, 2002 (unaudited).

(l) Reflects operations for the period from April 30, 2002 (date of initial public investment) to October 31, 2002 (unaudited).

(m) Effective May 1, 2001, New York Municipal Income Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. For the year ended April 30, 2002, this change had no effect on net investment income per share and net realized gain/loss per share, and increased the ratio of net investment income to average net assets from 3.97% to 3.98%. Per share, ratios and supplemental data for periods prior to May 1, 2001, have not been restated to reflect this change in presentation.





             (See Notes which are an integral part of the Financial Statements)


                                  VISION Group of Funds
                                  Financial Highlights
------------------------------------------------------------------------------------------
(For an Institutional Share outstanding throughout each period)

                Net               Net
                Asset             Realized          Distributions Distributions
Period          Value,    Net     and                from         from            Net
                                 Unrealized Total     Net         Net           Asset
                                             from
Ended                             Gain                                              Total
               beginning Investment(Loss) on  Investment Investment Realized Total   Value,
                                                                          end
April 30,       of                                             Gains      of   Return
                period  Income   InvestmentsOperatioIncome            Distribution  period (a)
------------------------------------------------------------------------------------------

Short Duration Government Bond Fund (formerly Institutional Limited
Duration U.S. Government Fund) (i)

1998 (g)        $10.00   0.56      (0.04)     0.52     (0.56)    (0.00)(0.56)  $9.96 5.39%
1999 (e)        $9.96    0.54      (0.13)     0.41     (0.54)    (0.00)(0.54)  $9.83 4.25%
2000 (e)        $9.83    0.55      (0.14)     0.41     (0.55)    ---  (0.55)  $9.69 4.31%
2001 (f)(g)     $9.69    0.50       0.11      0.61     (0.49)    ---  (0.49)  $9.81 6.47%
2002            $9.81   0.62(k)  (0.06)(k)    0.56     (0.57)    ---  (0.57)  $9.80 5.87%
2002 (h)        $9.80    0.19       0.18      0.37     (0.23)    ---  (0.23)  $9.94 3.79%



                             Ratios to Average Net Assets
---------------------------------------------------------------------------------------
                                                             Net Assets,
                        Net              Expense                 end         Portfolio
                    Investment           Waiver/              of period      Turnover
      Expenses        Income          Reimbursement         (000 omitted)      Rate
                                           (b)
---------------------------------------------------------------------------------------
         0.65% (d)         5.58% (d)            1.18% (d)            $29,360      482%
         0.59%             5.51%                1.03%                $52,041      519%
         0.61%             5.77%                0.94%                $73,140      237%
         0.71% (d)         6.05% (d)            0.21% (d)            $56,282      158%
         0.63%             4.55% (k)            0.27%                $89,014       89%
         0.69% (d)         3.69% (d)            0.40% (d)           $106,138       52%

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c)  Less than $0.01 per share.

(d)  Computed on an annualized basis.

(e)  Reflects operations for the year ended June 30.

(f) Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds changed their fiscal year end from June 30 to April 30.

(g) Effective January 8, 2001, the Funds changed their investment adviser from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.

(h)  Six months ended October 31, 2002 (unaudited).

(i) Formerly Governor Limited Duration Government Securities Fund, effective date January 8, 2001.

(j) Reflects operations for the period from July 1, 1997 (date of initial public investment) to June 30, 1998.

(k) Effective May 1, 2001, the Institutional Limited Duration U.S. Government Fund adopted the provisions of the American Institute of Certified Public Accountant (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $0.05, increase net realized gain/loss per share by $0.05, and decrease the ratio of net investment income to average net assets from 5.68% to 4.55%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

(See Notes which are an integral part of the Financial Statements)



                              VISION Group of Funds
                               Financial Highlights
------------------------------------------------------------------------------
     (For a share outstanding throughout each period)


                       Net Asset                         Distributions
          Year          Value,            Net               from Net
         Ended         beginning      Investment           Investment
       April 30,       of period        Income               Income
---------------------------------------------------------------------------
     Money Market Fund - Class A Shares
     1998               $1.00            0.05               (0.05)
     1999               $1.00            0.05               (0.05)
     2000               $1.00            0.05               (0.05)
     2001               $1.00            0.06               (0.06)
     2002               $1.00            0.02               (0.02)
     2002 (c)           $1.00            0.01               (0.01)
     Treasury Money Market Fund - Class A Shares
     1998               $1.00            0.05               (0.05)
     1999               $1.00            0.04               (0.04)
     2000               $1.00            0.05               (0.05)
     2001               $1.00            0.05               (0.05)
     2002               $1.00            0.02               (0.02)
     2002 (c)           $1.00            0.01               (0.01)

                                                Ratios to Average Net Assets
                           -----------------------------------------------------------------------
                                                                                Net Assets,
 Net Asset                                 Net             Expense                  end
 Value,        Total                    Investment         Waiver/               of period
    end
 of period   Return(a)     Expenses       Income        Reimbursement          (000 omitted)
                                                             (b)

   $1.00       5.11%          0.64%           5.00%               0.05%           $686,259
   $1.00       4.76%          0.63%           4.64%               0.05%           $932,896
   $1.00       4.95%          0.63%           4.87%               0.05%          $1,095,128
   $1.00       5.85%          0.64%           5.67%               0.05%          $1,598,305
   $1.00       2.41%          0.71%           2.39%               0.18%          $1,512,433
   $1.00       0.56%          0.70% (d)       1.12% (d)           0.25% (d)      $1,401,802

   $1.00       4.98%          0.59%           4.96%               0.08%           $441,422
   $1.00       4.54%          0.59%           4.49%               0.08%           $498,548
   $1.00       4.71%          0.58%           4.62%               0.08%           $423,685
   $1.00       5.60%          0.59%           5.45%               0.09%           $790,307
   $1.00       2.38%          0.59%           2.27%               0.09%           $741,357
   $1.00       0.57%          0.61% (d)       1.16% (d)           0.09% (d)       $646,454


 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (c) Six months ended October 31, 2002 (unaudited).
 (d) Computed on an annualized basis.



       (See Notes which are an integral part of the Financial Statements)

                              VISION Group of Funds

                              Financial Highlights

                (For a share outstanding throughout each period)

  Year      Net          Net      Net
  Ended     Asset                 Realized   Total       Distributions Distributions Distributions
April 30,   Value,   Investment   and        from        from          in            from Net
                        Income    Unrealized             Net           Excess        Realized
            beginning             Gain       Investment                of            Gain on
            of                    (Loss) on              Investment    Net
            period                           Operations  Income        Investments   Investments
                                  Investments                          Income





--------
        U.G. Government Bond Fund (formerly U.S. Government
        Securities Fund)
        1998         $9.28      0.60        0.34     0.94    (0.60)   (0.01)(e)    --
        1999         $9.61      0.58       (0.08)    0.50    (0.58)      --      (0.02)
        2000         $9.51      0.59       (0.49)    0.10    (0.59)      --        --
        2001         $9.02      0.59        0.41     1.00    (0.58)      --        --
        2002         $9.44     0.59(f)    0.03(f)    0.62    (0.57)      --        --
        2002 (d)     $9.49      0.23        0.33     0.56    (0.26)      --        --
        New York New York Tax Free Money Market Fund
        1998         $1.00      0.03        ---      0.03    (0.03)     ---        ---
        1999         $1.00      0.03        ---      0.03    (0.03)     ---        ---
        2000         $1.00      0.03        ---      0.03    (0.03)     ---        ---
        2001         $1.00      0.03        ---      0.03    (0.03)     ---        ---
        2002         $1.00      0.02        ---      0.02    (0.02)     ---        ---
        2002 (d)     $1.00      0.01        ---      0.01    (0.01)     ---        ---



                                                   Ratio to Average Net Assets
                                     ---------------------------------------------------------
Total        Net       Total      Expenses             Net          Expense     Net
Distribution Asset   Return(a)                      Investment      Waiver/     Assets,
             Value,                                   Income        Reimbursement
             end                                                     (b)
             of
             period
                                                                                end    Portfolio
                                                                               of       Turnover
                                                                               period
                                                                              (000      Rate
                                                                              omitted)
 (0.61)    $9.61     10.42%            1.03%             6.30%     0.09%       $53,922  70%
 (0.60)    $9.51     5.31%             0.92%             5.95%     0.05%       $64,100  68%
 (0.59)    $9.02     1.11%             0.93%             6.36%     0.05%       $60,165  46%
 (0.58)    $9.44     11.43%            0.95%             6.27%     0.03%       $88,980  47%
 (0.57)    $9.49     6.72%             0.96%             4.48% (f)   --       $116,350  41%
 (0.26)    $9.79     5.94%             0.95% (e)         4.64% (e)   --       $124,992  31%

 (0.03)    $1.00     3.14%             0.50%             3.09%       0.28%     $73,345  ---
 (0.03)    $1.00     2.75%             0.58%             2.69%       0.14%    $110,291  ---
 (0.03)    $1.00     2.97%             0.60%             3.00%       0.09%    $172,791  ---
 (0.03)    $1.00     3.52%             0.62%             3.44%       0.09%    $158,359  ---
 (0.02)    $1.00     1.62%             0.63%             1.59%       0.09%    $187,043  ---
 (0.01)    $1.00     0.50%             0.61% (e)         0.98% (e)   0.09% (e)$201,856  ---


(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e)  Computed on an annualized basis.

(d)  Six months ended October 31, 2002 (unaudited).

(d) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal tax purposes.

(f) Effective May 1, 2001, U.S. Government Securities Fund adopted the provisions of the AICPA, Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended April 30, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain
     (loss) on investment per share, but decreased the ratio of net investment income to average net assets from 6.00% to 4.84%. Per share, ratio and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.




             (See Notes which are an integral part of the Financial Statements)



-------------------------------------------------------------------------------
For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and the Fiscal Years Ended April 30, (Audited)
-------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and the Fiscal Years Ended April 30,
(Audited)
                                                                                                                     Ratio
                           Realized                                                                       Ratio of   of
                           and          Distribution DistributionsNet Asset                      Ratio of  Net        Expenses
    Net       Net          Unrealized   from Net     from         Value,              Net Assets Expenses  Investment to
    Asset     Investment   Gains        Investment   Capital      End       Total     End of     to        Income     Average
    Value,    Income       (Losses)     Income       Gains        of Period Return    Period     Average   to         Net
    Beginning              on                                              (A)       (000)      Net       Average    Assets
    of Period              Investments                                                          Assets    Net        (Excluding
                                                                                                          Assets     Waivers)
VISION U.S. Government Money Market Fund4
Class A Shares
2002# $1.00   0.01         -            (0.01)      -            $1.00     0.63%++   $97,620    0.66%*    1.25%0.83%*
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
2002  1.00    0.02         -            (0.02)      -            1.00      2.39      79,396     0.65      2.46%0.85%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
2001  1.00    0.06         -            (0.06)      -            1.00      5.75      119,725    0.63      5.62 0.83
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
2000  1.00    0.05         -            (0.05)      -            1.00      4.92      120,578    0.64      4.58 0.84
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
1999  1.00    0.05         -            (0.05)      -            1.00      4.75      104,037    0.64      4.62 0.84
------
----------------------------------------------------------------------------------------------------------------------------
1998(11.00    0.04         -            (0.04)      -            1.00      5.19++    78,265     0.67*     4.98*0.87*
----------------------------------------------------------------------------------------------------------------------------
VISION Tax Free Money Market Fund6
----------------------------------------------------------------------------------------------------------------------------
Class A Shares
----------------------------------------------------------------------------------------------------------------------------
2002# $1.00   -^           -            -^          -            $1.00     0.45%++   $41,512    0.62%*    1.36%0.92%*
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
2002  1.00    0.02         -            (0.02)      -            1.00      1.54      49,232     0.60      1.49 0.86
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
2001  1.00    0.03         -            (0.03)      -            1.00      3.50      38,358     0.59      3.46 0.84
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
2000  1.00    0.03         -            (0.03)      -            1.00      2.94      45,970     0.60      2.90 0.85
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
1999  1.00    0.03         -            (0.03)      -            1.00      2.74      246,496    0.60      2.66 0.85
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
1998  1.00    0.03         -            (0.03)      -            1.00      3.16      25,144     0.61      3.11 0.86
----------------------------------------------------------------------------------------------------------------------------










For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and the Fiscal Years Ended April 30, (Audited)







-------------------------------------------------------------------------------
     For a Share  Outstanding  Throughout  the Six Months Ended October 31, 2002
(Unaudited) and the Fiscal Years Ended April 30, (Audited)
-------------------------------------------------------------------------------


                                                                                                           Ratio
                       Realized   Distribution DistributionNet Asset                                Ratio of  of
    Net      Net       and        from Net     from        Value,              Net Assets  Ratio of Net       Expenses
    Asset    InvestmentUnrealized Investment   Capital     End       Total     End of      Expenses Investmentto       Portfolio
    Value,   Income    Gains      Income       Gains       of Period Return    Period      to       Income    Average  Turnover
    Beginning          (Losses)                                   (A)       (000)       Average  to        Net      Rate
    of                 on                                                               Net      Average   Assets
    Period             Investments                                                      Assets   Net       (Excluding
                                                                                                 Assets    Waivers)
VISION Maryland Municipal Bond Fund5
Class A Shares
2002#  $10.080.20      0.22       (0.20)    -          $10.30     4.22%++   $24,190     1.02%*   3.92%*    1.39%*   12.16%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
2002   9.90  0.42      0.18       (0.42)    -          10.08      6.13      26,666      0.94     4.16      1.31     8.72
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
2001   9.48  0.43      0.42       (0.43)    -          9.90       9.09      24,671      0.94     4.38      1.30     28.94
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
2000   10.21 0.43      (0.69)     (0.43)    (0.04)     9.48       (2.50)    25,924      0.94     4.43      1.30     24.29
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
1999   10.14 0.43      0.14       (0.43)    (0.07)     10.21      5.69      32,395      0.93     4.18      1.29     30.83
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
1998   9.87  0.44      0.34       (0.45)    (0.06)     10.14      7.91      25,283      0.90     4.39      1.15     22.40
--------------------------------------------------------------------------------------------------------------------------------
Class B Shares
--------------------------------------------------------------------------------------------------------------------------------
2002#  10.09 0.17      0.22       (0.17)    -          $10.31     3.85%++   $1,445      1.72%*   3.20%*    3.02%*   12.16%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
2002   9.91  0.35      0.18       (0.35)    -          10.09      5.37      1,266       1.69     3.40      1.86     8.72
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
2001   9.48  0.36      0.43       (0.36)    -          9.91       8.47      745         1.69     3.57      1.85     28.94
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
2000(1)9.75  1.51      (0.23)     (1.51)    (0.04)     9.48       13.17++   50          1.68*    3.82*     1.85*    24.29
--------------------------------------------------------------------------------------------------------------------------------




# For the six month period ended October 31, 2002.
*Annualized.
+ Not Annualized.
+++ Period ended February 28.
(1) Commenced operations on July 7, 1997.
(2) Commenced operations on January 22, 1999.
(3) Commenced operations on May 1, 2001.
(4) Formerly ARK U.S. Government Money Market Portfolio.
(5) Formerly ARK Maryland Tax-Free Portfolio.
(6)  Formerly ARK Tax-Free Money Market Portfolio.
(A) Total return figures do not include the effect of any front-end or deferred sales load.

The accompanying notes are an integral part of the financial statements.


For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and the Fiscal Years Ended April 30, (Audited)






                                                                                                                 Ratio
                       Realized  Distribution Distribution Net Asset                                  Ratio of   of
    Net     Net        and       from Net     from         Value,              Net Assets   Ratio of  Net        Expenses
    Asset   Investment UnrealizedInvestment   Capital      End       Total     End of       Expenses  Investment to       Portfolio
    Value,  Income     Gains     Income       Gains        of Period Return    Period (000) to        Income     Average  Turnover
    Beginning          (Losses)                                  (A)                    Average   to        Net           Rate
    of                 on                                                               Net       Average   Assets
    Period             Investments                                                      Assets    Net       (Excluding
                                                                                                 Assets    Waivers)

VISION Pennsylvania Municipal Bond Fund7
Class A Shares
2002# $10.07 0.20     0.24      (0.20)     -         $10.31     4.37%++   2,393        1.17%*    3.82%*    2.03%*   6.51%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
2002  9.80   0.41     0.27      (0.41)     -         10.07      7.03      2,177        1.09      4.08      1.30     16.15
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
2001  9.38   0.41     0.42      (0.41)     -         8.99       8.00      2,603        1.09      4.24      1.29     25.67
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
2000  10.22  0.40     (0.80)    (0.40)     (0.04)    9.38       (3.95)    3,036        1.09      4.23      1.29     30.92
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
1999  10.13  0.39     0.15      (0.39)     (0.06)    10.22      5.39      3,820        1.10      3.84      1.30     43.46
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
1998  10.26  0.04     (0.13)    (0.04)     -         10.13      (0.94) ++ 2,577        1.01*     3.72      1.24*    3.50
-----------------------------------------------------------------------------------------------------------------------------
Class B Shares
-----------------------------------------------------------------------------------------------------------------------------
2002# $10.09 0.16     0.24      (0.16)     -         $10.33     4.00%++   352          1.84%*    3.08%*    7.61%*   6.51%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
2002  9.82   0.34     0.27      (0.34)     -         10.99      6.26      176          1.84      3.33      1.85     16.15
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
2001  9.39   0.34     0.43      (0.34)     -         9.82       8.30      76           1.84      25.67     1.84     25.67
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
2000  9.71   1.20     (0.28)    (1.20)     (0.04)    9.39       9.37++    188          1.84*     3.63*     1.84*    30.92
-----------------------------------------------------------------------------------------------------------------------------





For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and the Fiscal Years Ended April 30, (Audited)










                                                                                                                Ratio
                      Realized  Distributions Distributions  Net Asset                                Ratio of  of
    Net      Net      and       from Net      from           Value,             Net Assets  Ratio of  Net       Expenses
    Asset    InvestmentUnrealizedInvestment    Capital        End       Total    End of      Expenses  Investmentto       Portfolio
    Value,   Income   Gains     Income        Gains          of Period Return   Period      to        Income    Average  Turnover
    Beginning         (Losses)                                         (A)      (000)       Average   to        Net      Rate
    of                on                                                                    Net       Average   Assets
    Period            Investments                                                           Assets    Net       (Excluding
                                                                                                      Assets    Waivers)

VISION Income Fund8
Class A Shares
2002# $10.16 0.22     0.31      (0.22)        -       $10.47           5.27%++  $12,494     1.03%*    4.24%*    1.48%*   148.01%
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
2002 10.08   0.54     0.09      (0.53)        (0.02)  10.16            6.30     11,459      0.96      5.13      1.26     142.61
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
2001 9.62    0.58     0.47      (0.59)        -       10.08            11.19    8,991       0.95      5.97      1.24     339.82
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
2000 10.20   0.56     (0.58)    (0.56)        -       9.62             (0.18)   5,830       0.95      5.67      1.24     328.20
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1999 10.37   0.58     (0.16)    (0.59)        -       10.20            4.08     8,573       0.95      5.59      1.24     50.41
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1998 9.94    0.58     0.44      (0.59)        -       10.37            10.47    6,889       0.95      5.82      1.16     154.87
----------------------------------------------------------------------------------------------------------------------------------
Class B Shares
----------------------------------------------------------------------------------------------------------------------------------
2002# $10.03 0.18     0.31      (0.18)        -       $10.34           4.94%++  $1,810      1.73%*    3.53%*    2.81%*   148.01%
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
2002  9.96   0.45     0.09      (0.45)        (0.02)  10.03            5.44     1,421       1.71      4.35      1.80     142.61
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
2001  9.51   0.51     0.45      (0.51)        -       9.96             10.35    705         1.70      5.19      1.79     339.82
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
2000  10.08  0.48     0.57      (0.48)        -       9.51             (0.85)   429         1.71      4.97      1.80     328.20
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1999(110.40  0.35     0.32      (0.35)        -       10.08            0.35++   280         1.70*     4.71*     1.79*    50.41
----------------------------------------------------------------------------------------------------------------------------------

VISION Balanced Fund9
----------------------------------------------------------------------------------------------------------------------------------
Class A Shares
----------------------------------------------------------------------------------------------------------------------------------
2002# $12.86 0.11     (1.81)    (0.10)        -       $11.06           (13.24)% $30,965     1.10%*    1.76%*    1.62%*   37.41%
                                                                       ++
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
2002  14.40  0.24     (1.52)    (0.26)        -       12.86            (8.97)   39,276      1.01      1.78      1.41     50.05
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
2001  16.84  0.32     (1.48)    (0.33)        (0.95)  14.40            (7.06)   43,644      1.02      2.08      1.41     36.26
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
2000  14.59  0.28     2.88      (0.25)        (0.66)  16.84            22.26    43,098      1.01      1.84      1.40     54.46
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1999  13.20  0.26     2.02      (0.26)        (0.63)  14.59            17.97    26,927      1.01      1.94      1.40     56.70
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1998  11.40  0.27     3.04      (0.28)        (1.23)  13.20            30.67    15,074      1.02      2.20      1.33     71.58
----------------------------------------------------------------------------------------------------------------------------------
Class B Shares
----------------------------------------------------------------------------------------------------------------------------------
2002# $12.84 0.06     (1.79)    (0.06)        -       $11.05           (13.51)% $11,177     1.80%*    1.06%*    2.18%*   37.41%
                                                                       ++
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
2002  14.38  0.14     (1.52)    (0.16)        -       12.84            (9.66)   13,956      1.76      1.03      1.86     50.05
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
2001  16.82  0.20     (1.47)    (0.22)        (0.95)  14.38            (7.78)   14,827      1.77      1.35      1.86     36.26
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
2000  14.60  0.16     2.87      (0.15)        (0.66)  16.82            21.32    10,991      1.77      1.10      1.86     54.46
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1999(112.58  0.16     2.67      (0.18)        (0.63)  14.60            23.13++  2,479       1.75*     0.99*     1.84*    56.70
----------------------------------------------------------------------------------------------------------------------------------



# For the six month period ended October 31, 2002.
(1) Commenced operations on September 14, 1998.
(2) Commenced operations on January 22, 1999.
++  Not Annualized.
(3) Commenced operations on May 1, 2001.
+++ Period ended February 28.
(4) Commenced operations on September 14, 1998.
*Annualized.
(5) Commenced operations October 1, 1997.
(A) Total return figures do not include the effect of any front-end or deferred sales load.
(6) Commenced operations on November 3, 1997.
(7) Formerly ARK Pennsylvania Tax-Free Portfolio.
(8) Formerly ARK Income Portfolio.
(9) Formerly ARK Balanced Portfolio.
The accompanying notes are an integral part of the financial statements.






For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and the Fiscal Years Ended April 30, (Audited)






                                                                                                                Ratio
                        Realized   Distributions DistributionNet                                     Ratio of   of
    Net       Net       and        from Net      from        Asset             Net Assets  Ratio of  Net        Expenses
    Asset     InvestmentUnrealized Investment    Capital     Value,   Total    End of      Expenses  Investment to       Portfolio
    Value,    Income    Gains      Income        Gains       End      Return   Period      to        Income     Average  Turnover
    Beginning           (Losses)                             of       (A)      (000)       Average   to Average Net      Rate
    of Period           on                                   Period                        Net       Net Assets Assets
                        Investments                                                        Assets               (Excluding
                                                                                                                Waivers)

 VISION Equity Income Fund11
Class A Shares
2002# $10.29  0.07      (2.24)     (0.06)        -       $8.06        (21.13)% $4,244      1.18%*    1.63%*     1.92%*   23.85%
                                                                      ++
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
2002  11.33   0.15      (0.99)     (0.15)        (0.05)  10.29        (7.43)   5,136       1.10      1.41       1.48     42.83
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
2001  11.99   0.19      0.42       (0.19)        (1.08)  11.33        5.33     4,193       1.10      1.62       1.46     21.41
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
2000  12.04   0.22      0.38       (0.22)        (0.43)  11.99        5.29     3,353       1.09      1.72       1.45     41.43
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1999  12.52   0.23      0.21       (0.23)        (0.69)  12.04        3.92     3,659       1.08      1.93       1.44     56.03
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1998(211.01   0.28      2.73       (0.29)        (1.21)  12.52        28.73++  3,428       1.07*     2.39*      1.45*    39.88
----------------------------------------------------------------------------------------------------------------------------------

VISION Large Cap Stock Fund12
-----------------------------------------------------------------------------------------------------------------------------------
Class A Shares
-----------------------------------------------------------------------------------------------------------------------------------
2002# $9.43   0.02      (2.18)     (0.01)        -       $7.26        (22.88)% $3,942      1.38%*    0.57%*     2.11%*   18.25
                                                                      ++
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
2002  11.28   0.02      (1.07)     (0.03)        (0.77)  9.43         (9.53)   5,935       1.31      0.24       1.75     21.81
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
2001  14.10   0.01      (0.87)     (0.01)        (1.95)  11.28        (6.10)   6,890       1.30      0.06       1.73     9.63
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
2000  15.22   0.14      1.40       (0.15)        (2.51)  14.10        10.72    7,516       1.32      (0.01)     1.75     25.00
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
1999  14.60   0.05      1.36       (0.07)        (0.72)  15.22        10.29    3,553       1.31      0.29       1.74     32.21
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
1998(314.55   -         0.05       -             -       14.60        0.34++   227         1.26*     0.62*      1.67*    4.34
-----------------------------------------------------------------------------------------------------------------------------------
Class B Shares
-----------------------------------------------------------------------------------------------------------------------------------
2002# $9.17   (0.01)    (2.11)     -             -       $7.05        (23.12)% $875        2.08%*    (0.14)%*   3.82%*   18.25%
                                                                      ++
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
2002  11.05   (0.01)    (1.10)     -             (0.77)  9.17         (10.26)  1,141       (0.69)    (0.53)     2.20     21.81
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
2001  13.94   (0.02)    (0.92)     -             (1.95)  11.05        (6.79)   858         (0.69)    (0.69)     2.18     9.63
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
2000  15.16   (0.07)    1.36       -             (2.51)  13.94        9.93     583         2.07      (0.77)     2.20     25.00
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1999(412.93   0.01      2.97       (0.03)        (0.72)  15.16        23.70++  164         2.07*     (0.67)*    2.20*    32.21
----------------------------------------------------------------------------------------------------------------------------------

VISION Equity Index Fund13
----------------------------------------------------------------------------------------------------------------------------------
Class A Shares
----------------------------------------------------------------------------------------------------------------------------------
2002# $9.00   0.05      (1.57)     (0.04)        -       $7.44        (16.94)% $6,341      0.58%*    1.18%*     1.33%*   59.68%
                                                                      ++
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
2002  10.42   0.08      (1.42)     (0.08)        -       9.00         (12.85)  7,709       0.50      0.87       0.99     31.17
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
2001  14.79   0.09      (1.77)     (0.09)        (2.60)  10.42        (12.51)  9,260       0.50      0.70       0.96     44.36
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
2000  13.84   0.11      1.25       (0.11)        (0.30)  14.79        9.95     7,453       0.50      0.78       0.99     58.81
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1999  11.57   0.11      2.40       (0.11)        (0.13)  13.84        22.05    4,974       0.48      0.92       1.00     34.04
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
1998(69.78    0.06      1.80       (0.07)        -       11.57        19.08++  1,417       0.45*     1.02*      1.08*    49.56
----------------------------------------------------------------------------------------------------------------------------------










For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and the Fiscal Years Ended April 30, (Audited)











                                                                                                            Ratio
                        Realized   DistributionDistributionNet Asset                               Ratio    of
     Net      Net       and        from Net   from        Value,             Net Assets  Ratio of of Net   Expenses
     Asset    InvestmentUnrealized Investment Capital     End        Total   End of      Expenses Investmento       Portfolio
     Value,   Income    Gains      Income     Gains       of Period  Return  Period      to       Income   Average  Turnover
     Beginning          (Losses)                                     (A)     (000)       Average  to       Net      Rate
     of                 on                                                               Net      Average  Assets
     Period             Investments                                                      Assets   Net      (Excluding
                                                                                                 Assets   Waivers)
VISION Mid-Cap Growth Fund14
Class A Shares
2002# $12.(0.01)   (2.81)         -          -      $9.76           (22.42)%$4,831      1.29%*   (0.12)%**2.02%**  121.28%
                                                                    ++
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
2002  13.1(0.03)   (0.55)         -          -      12.58           (4.41)  5,965       1.21     (0.25)   1.58     105.88
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
2001  17.9(0.01)   (1.13)         -          (3.60) 13.16           (6.62)  4,489       1.21     (0.27)   1.57     95.51
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
2000(315.2(0.02)   4.74           -          (2.04) 34.04           34.04++ 1,161       1.23*    (0.31)** 1.59*    55.90
----------------------------------------------------------------------------------------------------------------------------




#For the six month period ended October 31, 2002.
(3) Commenced operations on September 1, 1999
++  Not Annualized.
(4) Commenced operations on February 20, 2001.
**  Annualized.
(5) Commenced operations on October 1, 2002.
(A) Total return figures do not include the effect of any front-end or deferred sales load.
(6) For the six-month period ended April 30, 2001.
(B) Calculated using the Average Shares Method.
(7) Period ended October 31, 2000.
(1) Commenced operations on July 31, 1998.
(8) Years ended December 31, 1999 and December 31, 1998.
(2) Commenced operations on September 14, 1998.
(9) Commenced operations on July 24, 1998
(10) Commenced operations on July 3,2001.
(11) Formerly ARK Equity Income Portfolio.
(12) Formerly ARK Value Equity Portfolio.
(13) Formerly ARK Equity Index Portfolio.
(14) Formerly ARK Mid-Cap Equity Portfolio.


The accompanying notes are an integral part of the financial statements.



For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and the Fiscal Years Ended April 30, (Audited)





                                                                                                    Ratio    Ratio of
     Net             RealizedDistributionsDistributions    Net Asset                       Ratio of    of Net   Expenses
     Asset   Net     and     from Net  from     Return  Value,                          Expenses    Investment        Portfolio
     Value,InvestmentUnrealizInvestmentCapital  of      End         Total      Net      to Average  Income   Average  Turnover
    BeginningIncome  Gains   Income    Gains    Capital of Period   Return (A) Assets   Net Assets  to       Net      Rate
     of              (Losses)                                                  End of               Average  Assets
     Period          on                                                        Period               Net      (Excluding
                     Investments                                               (000)                Assets   Waivers)
VISION Small Cap Growth Fund3
Class A Shares
2002#$17.(0.04)  (5.16)      -         -        -       $12.56      (29.28)%   $54,145  1,33%*      (0.59)%* 2.24%*   117.67%
                                                                    ++
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
2002 16.9(0.05)  0.82        -         -        -       17.76       4.53       74,576   1.27        (0.38)   1.58     266.74
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
2001 23.0(0.02)  (2.01)      -         (4.03)   (0.02)  16.99       (10.09)    65,062   1.25        (0.11)   1.56     359.60
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
2000 12.5(0.05)  15.25       -         (4.72)   -       23.07       126.13     11,292   1.30        (0.49)   1.61     753.31
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
1999 11.8(0.07)  1.16        -         $0.33)   -       12.59       9.66       2,248    1.32        (0.64)   1.63     733.14
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
1998 8.53(0.06)  3.98        -         (0.62)   -       11.83       47.57      1,853    1.21        (0.46)   1.36     410.72
--------------------------------------------------------------------------------------------------------------------------------
Class B Shares
--------------------------------------------------------------------------------------------------------------------------------
2002#$17.(0.02)  (5.18)      -         -        -       $12.40      (29.55)%   $1,463   2.08%*      (1.34)%* 3.75%*   117.67%
                                                                    ++
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
2002 16.9(0.14)  0.77        -         -        -       17.60       3.71       829      2.01        (1.20)   2.03     266.74
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
2001(16.8(0.01)  0.18        -         -        -       16.97       1.01++     125      2.07*       (0.61)*  2.08*    359.60
--------------------------------------------------------------------------------------------------------------------------------
Class C Shares
--------------------------------------------------------------------------------------------------------------------------------
2002#($12.-7     0.15        -         -        -       $12.42      1.22%++    $-+      2.09%*      2.18%*   102.74%* 117.67%
--------------------------------------------------------------------------------------------------------------------------------






For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and the Fiscal Years Ended April 30, (Audited)






                                                                                                             Ratio
                          RealizedDistributionDistributions Net                                  Ratio of   of
        Net      Net      and     from Net    from          Asset             Net      Ratio of  Net        Expenses
        Asset    InvestmentUnrealizInvestment  Capital      Value,  Total     Assets   Expenses  Investment to Average Portfolio
        Value,   Income   Gains   Income      Gains         End     Return    End of   to        Income     Net Assets Turnover
        Beginning          (Losses)                          of      (A)       Period   Average   to Average (Excluding Rate
        of Period          on                                Period            (000)    Net       Net Assets Waivers)
                           Investments                                                  Assets

VISION Multi Cap Growth Fund2
Class A Shares
2002#   $13.8(0.04)        (2.79)  -           -       $11.02        (20.43)%  $23,601  1.19%*    (0.43)%*   1.93%*     116.90%
                                                                     ++
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
2002    19/99(0.04)        (4.99)  -           -       13.85         (26.64)   33,621   1.10      (0.24)     1.45       201.73
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
2001    25.890.03          (5.15)  -           (1.89)  18.88         (20.37)   44,988   1.11      0.11       1.46       90.32
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
2000    18.58(0.05)        9.22    -           (1.86)  25.89         51.12     52,445   1.11      (0.29)     1.46       113.74
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
1999    14.82(0.03)        4.30    -           (0.51)  18.58         29.34     23,035   1.09      (0.23)     1.44       118.46
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
1998    11.87-             4.93    (0.02)      (1.96)  14.82         44.90     14,401   1.06      (0.10)     1.37       174.55
-----------------------------------------------------------------------------------------------------------------------------------
Class B Shares
-----------------------------------------------------------------------------------------------------------------------------------
2002#   $13.5(0.10)        (2.71)  -           -       $10.74        (20.74)%  $8,932   1.89%*    (1.13)%*   2.58%*     116.90%
                                                                     ++
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
2002    18.61(0.15)        (4.91)  -           -       13.55         (27.19)   12,196   1.85      (0.99)     1.90       201.73
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
2001    25.74(0.08)        (5.16)  -           (1.89)  18.61         (20.98)   16,231   1.86      (0.66)     1.91       90.32
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
2000    18.61(0.13)        9.12    -           (1.86)  25.74         50.03     14,129   1.86      (1.04)     1.91       113.74
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
1999(1) 13.53(0.04)        5.63    -           (0.51)  18.61         40.88++   2,162    1.87*     (1.09)*    1.92*      118.46
-----------------------------------------------------------------------------------------------------------------------------------





# For the six month period ended October 31, 2002.
++ Not Annualized.
* Annualized.
(1) Commenced operations on September 14, 1998.
(2) Formerly ARK Capital Growth Portfolio.
(3) Formerly ARK Small-Cap Equity Portfolio.

The accompanying notes are an integral part of the financial statements.





For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and the Fiscal Years Ended April 30, (Audited)










                                                                                                                        Ratio
                            Realized                                                                         Ratio of   of
                            and         DistributionDistributionNet Asset                         Ratio of    Net        Expenses
    Net Asset      Net      Unrealized  from Net    from       Value,                Net Assets  Expenses    Investment to
    Value,         InvestmenGains       Investment  Capital    End       Total       End of      to Average  Income     Average
    Beginning      Income   (Losses)    Income      Gains      of Period Return (A)  Period      Net Assets  to Average Net
    of Period               on                                                       (000)                   Net Assets Assets
                            Investments                                                                                 (Excluding
                                                                                                                        Waivers)
VISION Pennsylvania Tax Free Money Market Fund (1)
Institutional Class Shares
2002#     $1.00    0.01     -           (0.01)      -          $1.00     0.52%++     $15,275     0.58%*       1.03%*     0.95%*
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
2002(2)   1.00     0.02     -           (0.02)      -          1.00      1.54++      24,051      0.57*        1.51*      0.76*
----------------------------------------------------------------------------------------------------------------------------------





(A) Total return figures do not include the effect of any front-end or deferred sales load.
# For the six month period ended October 31, 2002.
++    Not Annualized.
(1) Formerly ARK Pennsylvania Tax Free Money Market Portfolio.
(2) Commenced operations on May 1, 2001.

The accompanying notes are an integral part of the financial statements.







                                                                                                           Ratio
                              Realized                                                             Ratio   of
                              and         DistributionDistributionNet                        Ratio   of Net  Expenses
    Net Asset   Net           Unrealized  from Net   from       Asset              Net     of      Investment to
    Value,      Investment    Gains       Investment Capital    Value,   Total     Assets  ExpensesIncome  Average
    Beginning   Income        (Losses)    Income     Gains      End      Return    End of  to      to      Net
    of Period                 on                                of       (A)       Period  Average Average Assets
                              Investments                       Period             (00)    Net     Net     (Excluding
                                                                                           Assets  Assets  Waivers)
VISION Intermediate-Term Bond Fund (1)
Institutional Class Shares
2002# $9.84 0.22       0.50         (0.22)    -        $10.34    7.43%++$128.086             4.41%*  0.95%*  112.92%
                                                                                   0.84%*
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
2002  9.85 0.51       (0.01)       (0.51)    -^       9.84      5.18   130.235     0.82     5.11    0.97    83.47
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
2001  9.42 0.55       0.43         (0.55)    -        9.85      10.72  129,531     0.80     5.75    0.95    36.26
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
2000  9.93 0.53       (0.50)       (0.53)    (0.01)   9.42      0.32   114,554     0.81     5.52    0.96    29.28
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
1999  10.000.55       (0.02)       (0.55)    (0.05)   9.93      5.40   100,419     0.77     5.49    0.95    52.87
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
1998  9.80 0.60       0.23         (0.60)    (0.03)   10.00     8.65   84,328      0.69     6.02    0.87    41.63
-------------------------------------------------------------------------------------------------------------------






(A) Total return figures do not include the effect of any front-end or deferred sales load.
# For the six month period ended October 31, 2002.
++    Not Annualized.
(1) Formerly ARK Intermediate Fixed Income Portfolio.
(2) Commenced operations on May 1, 2001.

The accompanying notes are an integral part of the financial statements.









                                                                                                          Ratio
                       Realized  DistributionDistributionNet Asset                               Ratio    of Expenses
    Net       Net      and       from Net  from       Value,             Net       Ratio of   of Net      to Average
    Asset     InvestmentUnrealizedInvestmentCapital    End       Total    Assets    Expenses   Investment Net Assets  Portfolio
    Value,    Income   Gains     Income    Gains      of Period Return   End of    to Average Income   (Excluding  Turnover
    Beginning          (Losses)                                 (A)      Period    Net Assets to       Waivers)    Rate
    of Period          on                                                (000)                Average
                       Investments                                                            Net
                                                                                              Assets
VISION Short-Term Corporate Bond Fund (1)
Institutional Class Shares
2002# $9.80   0.19     0.17      (0.19)    -      $9.97         3.67%+   $66,056   1.00%*     3.74%*   1.15%*      127.78%
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
2002  9.99    0.45     (0.19)    (0.45)    -      9.08          2.65     71,193    0.97       4.54     1.13        79.12
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
2001  9.63    0.55     0.36      (0.55)    -      9.99          9.70     76,090    0.97       5.52     1.11        107.45
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
2000  9.94    0.50     (0.30)    (0.50)    (0.01) 9.63          2.01     92,185    0.97       5.09     1.11        65.58
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
1999  9.95    0.51     (0.01)    (0.51)    -      9.94          5.15     111,127   0.97       5.14     1.11        91.22
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
1998  9.96    0.09     (0.01)    (0.09)    -      9.95            0.82++ 131,669     0.97*    5.14*    1.16*       108.18
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
1998+ 9.95    0.57     0.01      (0.57)    -      9.96          5.98     133.544   0.82       5.78     1.01        135.00
-------------------------------------------------------------------------------------------------------------------------









(A) Total return figures do not include the effect of any front-end or deferred sales load.
# For the six month period ended October 31, 2002.
+Period ended February 28
++Not Annualized.
      (1) Formerly ARK Short-Term Bond Portfolio.

The accompanying notes are an integral part of the financial statements.

VISION Group oF FUNDS

VISION International Equity Fund

VISION Small Cap Growth Fund+

VISION Small Cap Stock Fund

VISION Mid Cap Growth Fund

VISION Mid Cap Stock Fund

VISION Multi Cap Growth Fund

VISION Large Cap Growth Fund

VISION Large Cap Stock Fund

VISION Equity Index Fund

VISION Large Cap Value Fund

VISION Equity Income Fund

VISION Balanced Fund

VISION Managed Allocation Fund - Aggressive Growth

VISION Managed Allocation Fund - Moderate Growth

VISION Managed Allocation Fund - Conservative Growth

VISION Intermediate-Term Bond Fund

VISION Income Fund

VISION Short-Term Corporate Bond Fund

VISION Maryland Municipal Bond Fund

VISION Pennsylvania Municipal Bond Fund

VISION New York Municipal Bond Fund
(formerly VISION New York Municipal Income Fund)

VISION U.S. Government Bond Fund
(formerly VISION U.S. Government Securities Fund)



                   VISION Short Duration Government Bond Fund
     (formerly VISION Institutional Limited Duration U.S. Government Fund)



VISION Pennsylvania Tax Free Money Market Fund*

VISION New York Tax Free Money Market Fund*

VISION Money Market Fund

VISION Tax Free Money Market Fund*

VISION U.S. Government Money Market Fund*

VISION U.S. Treasury Money Market Fund
(formerly VISION Treasury Money Market Fund)*

* Class A Shares Only
===============================================================================
+Only VISION Small Cap Growth Fund has Class C Shares




May 15, 2003


A Statement of Additional Information (SAI) dated May 15, 2003, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the SAIs and in the Annual and Semi-Annual Reports to shareholders of the VISION Group of Funds and the ARK Funds as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports (when available) and other information without charge, and make inquiries, call (800) 836-2211.



You can obtain information about the Funds (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by e-mail at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington D.C. 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.



DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
M&T Asset Management Department
Manufacturers and Traders Trust Company
One M&T Plaza
Buffalo, NY 14203

CO-ADMINISTRATOR
M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

SUB-ADVISER TO VISION
INTERNATIONAL EQUITY FUND
UBS Global Asset Management
(Americas) Inc.
(formerly, Brinson Partners, Inc.)
209 South LaSalle Street
Chicago, IL 60604

SUB-ADVISERS TO VISION SMALL CAP STOCK FUND
LSV Asset Management
200 West Madison Street
Suite 2780 Chicago, IL 60806

Mazama Capital Management, Inc.
One SW Columbia Street Suite 1860
Portland, OR 97258

SUB-ADVISER TO VISION MID CAP STOCK FUND
Independence Investment LLC
53 State Street
Boston, MA 02100

SUB-ADVISER TO VISION LARGE CAP GROWTH FUND
Montag & Caldwell, Inc.
3455 Peachtree Road, N.E.
Suite 1200
Atlanta, GA 30326-3248

SUB-ADVISER TO VISION NEW YORK TAX FREE MONEY MARKET FUND
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CO-ADMINISTRATOR
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN AND FUND ACCOUNTANT
State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

INDEPENDENT AUDITORS
Ernst & Young, LLP
200 Clarendon Street
Boston, MA 02116-5072








SEC File No. 811-5514


28499 (05/03)

Sign up for Fund Document e-delivery by visiting www.visionfunds.net/myaccount




[GRAPHIC ILLUSTRATION]:  VISION International Equity Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION International Equity Fund as of the calendar year-end for each of three years.

The `y' axis reflects the "% Total Return" beginning with "-20.00%" and increasing in increments of 2.50% up to 0.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features three distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 2000 through 2002. The percentages noted are:
(8.77)%, (15.35)% and (11.90)%, respectively.



[GRAPHIC ILLUSTRATION]:  VISION Small Cap Growth Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION Small Cap Growth Fund as of the calendar year-end for each of seven years.

The `y' axis reflects the "% Total Return" beginning with "-50.00%" and increasing in increments of 25.00% up to 175.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features seven distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1996 through 2002. The percentages noted are: 14.52%, 5.36%, 19.05%, 149.79%, (7.40)%, (5.90)%, and (27.86)%,
respectively.





[GRAPHIC ILLUSTRATION]:  VISION Small Cap Stock Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION Small Cap Stock Fund as of the calendar year-end for each of eight years.

The `y' axis reflects the "% Total Return" beginning with "-30.00%" and increasing in increments of 5.00% up to 35.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features eight distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1995 through 2002. The percentages noted are: 26.89%, 19.54%, 15.91%, 3.51%, 18.88%, 3.14%, 4.40% and (18.15)%,
respectively.



[GRAPHIC ILLUSTRATION]:  VISION Mid Cap Growth Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION Mid Cap Growth Fund as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "-30.00%" and increasing in increments of 10.00% up to 40.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features six distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1997 through 2002. The percentages noted are: 31.39%, 22.07%, 23.70%, 9.17%, (6.90)% and (20.99)%, respectively.







[GRAPHIC ILLUSTRATION]:  VISION Mid Cap Stock Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION Mid Cap Stock Fund as of the calendar year-end for each of nine years.

The `y' axis reflects the "% Total Return" beginning with "-30.00%" and increasing in increments of 10.00% up to 40.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features nine distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1994 through 2002. The percentages noted are: (1.61)%, 30.86%, 27.52%, 24.20%, (11.11)%, 14.41%, 19.29%, (4.42)% and
(13.96)%, respectively.








[GRAPHIC ILLUSTRATION]:  VISION Multi Cap Growth Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION Multi Cap Growth Fund as of the calendar year-end for each of nine years.

The `y' axis reflects the "% Total Return" beginning with "-50.00%" and increasing in increments of 10.00% up to 60.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features nine distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1994 through 2002. The percentages noted are: (10.41)%, 22.85%, 17.64%, 29.07%, 40.93%, 46.27%, (5.13)%, (20.17)% and
(33.64)%, respectively.








[GRAPHIC ILLUSTRATION]:  VISION Large Cap Growth Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION Large Cap Growth Fund as of the calendar year-end for each of two years.

The `y' axis reflects the "% Total Return" beginning with "-30.00%" and increasing in increments of 5.00% up to 10.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features two distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 2001 through 2002. The percentages noted are:
(12.27)% and (23.51)%, respectively.








[GRAPHIC ILLUSTRATION]:  VISION Large Cap Stock Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION Large Cap Stock Fund as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "-30.00%" and increasing in increments of 10.00% up to 40.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features six distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1997 through 2002. The percentages noted are: 28.82%, 18.79%, 11.70%, (1.33)%, (5.73)% and (24.79)%, respectively.










[GRAPHIC ILLUSTRATION]:  VISION Equity Index Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION Equity Index Fund as of the calendar year-end for each of five years.

The `y' axis reflects the "% Total Return" beginning with "-30.00%" and increasing in increments of 10.00% up to 40.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features five distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1998 through 2002. The percentages noted are: 29.01%, 20.76%, (8.73)%, (12.23)% and (22.18)%, respectively.








[GRAPHIC ILLUSTRATION]:  VISION Large Cap Value Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION Large Cap Value Fund as of the calendar year-end for each of five years.

The `y' axis reflects the "% Total Return" beginning with "-30.00%" and increasing in increments of 10.00% up to 20.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features five distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1998 through 2002. The percentages noted are: 15.19%, (4.36)%, 9.31%, (5.50)% and (24.97)%, respectively.








[GRAPHIC ILLUSTRATION]:  VISION Equity Income Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION Equity Income Fund as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "-30.00%" and increasing in increments of 10.00% up to 40.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The shaded chart features six distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1997 through 2002. The percentages noted are: 32.04%, 8.43%, 2.46%, 13.56%, (10.44)% and (19.09)%,
respectively.










[GRAPHIC ILLUSTRATION]:  VISION Managed Allocation Fund-Aggressive Growth

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION Managed Allocation Fund-Aggressive Growth as of the calendar year-end for each of three years.

The `y' axis reflects the "% Total Return" beginning with "-25.00%" and increasing in increments of 5.00% up to 0.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features three distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 2000 through 2002. The percentages noted are:
(3.71)%, (7.71)% and (18.51)%, respectively.







[GRAPHIC ILLUSTRATION]:  VISION Managed Allocation Fund-Moderate Growth

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION Managed Allocation Fund-Moderate Growth as of the calendar year-end for each of three years.

The `y' axis reflects the "% Total Return" beginning with "-20.00%" and increasing in increments of 5.00% up to 5.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features three distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 2000 through 2002. The percentages noted are:
(2.21)%, (2.49)% and (10.77)%, respectively.











[GRAPHIC ILLUSTRATION]:  VISION Managed Allocation Fund-Conservative Growth

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION Managed Allocation Fund-Conservative Growth as of the calendar year-end for each of three years.

The `y' axis reflects the "% Total Return" beginning with "-2.00%" and increasing in increments of 1.00% up to 3.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features three distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 2000 through 2002. The percentages noted are: 0.30%, 2.26% and (1.13)%, respectively.






[GRAPHIC ILLUSTRATION]:  VISION Balanced Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION Balanced Fund as of the calendar year-end for each of nine years.

The `y' axis reflects the "% Total Return" beginning with "-30.00%" and increasing in increments of 10.00% up to 30.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features nine distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1994 through 2002. The percentages noted are: (5.30)%, 21.29%, 7.83%, 22.30%, 24.61%, 22.46%, 0.32%, (6.49)% and
(17.83)%, respectively.







[GRAPHIC ILLUSTRATION]:  VISION Intermediate-Term Bond Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION Intermediate-Term Bond Fund as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "-2.00%" and increasing in increments of 2.00% up to 14.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features six distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1997 through 2002. The percentages noted are: 7.58%, 7.63%, (0.57)%, 8.83%, 7.59% and 8.96%, respectively.







[GRAPHIC ILLUSTRATION]:  VISION Income Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION Income Fund as of the calendar year-end for each of nine years.

The `y' axis reflects the "% Total Return" beginning with "-10.00%" and increasing in increments of 5.00% up to 30.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features nine distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1994 through 2002. The percentages noted are: (2.79)%, 17.99%, 2.60%, 9.22%, 6.66%, (2.03)%, 10.26%, 7.10% and 8.57%,
respectively.







[GRAPHIC ILLUSTRATION]:  VISION Short-Term Corporate Bond Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION Short-Term Corporate Bond Fund as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 10.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features six distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 2002. The percentages noted are: 5.66%, 6.00%, 2.96%, 6.61%, 5.76% and 4.30%, respectively.







[GRAPHIC ILLUSTRATION]:  VISION Maryland Municipal Bond Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION Maryland Municipal Bond Fund as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "-8.00%" and increasing in increments of 2.00% up to 14.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features six distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1997 through 2002. The percentages noted are: 8.11%, 5.46%, (3.54)%, 10.02%, 4.49% and 8.34%, respectively.






[GRAPHIC ILLUSTRATION]:  VISION Pennsylvania Municipal Bond Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION Pennsylvania Municipal Bond Fund as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "-8.00%" and increasing in increments of 2.00% up to 14.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features six distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1997 through 2002. The percentages noted are: 6.22%, 5.31%, (4.86)%, 9.84%, 4.90% and 8.91%, respectively.







[GRAPHIC ILLUSTRATION]:  VISION New York Municipal Bond Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION New York Municipal Bond Fund as of the calendar year-end for each of nine years.

The `y' axis reflects the "% Total Return" beginning with "-10.00%" and increasing in increments of 5.00% up to 30.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features nine distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1994 through 2002. The percentages noted are: (5.41)%, 17.77%, 3.62%, 8.22%, 5.88%, (4.77)%, 12.81%, 3.68% and 8.71%,
respectively.








[GRAPHIC ILLUSTRATION]:  VISION U.S. Government Bond Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION U.S. Government Bond Fund as of the calendar year-end for each of nine years.

The `y' axis reflects the "% Total Return" beginning with "-15.00%" and increasing in increments of 5.00% up to 35.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features nine distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1994 through 2002. The percentages noted are: (4.95)%, 18.25%, 2.14%, 8.91%, 8.30%, (2.34)%, 11.89%, 7.14% and 9.73%,
respectively.






[GRAPHIC ILLUSTRATION]:  VISION Short Duration Government Bond Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION Short Duration Government Bond Fund as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "-2.00%" and increasing in increments of 2.00% up to 14.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features six distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1997 through 2002. The percentages noted are: 7.58%, 7.63%, (0.57)%, 8.83%, 7.59% and 8.96%, respectively.






[GRAPHIC ILLUSTRATION]:  VISION Money Market Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION Money Market Fund as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 7.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features ten distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 2002. The percentages noted are: 2.97%, 3.91%, 5.56%, 4.94%, 5.07%, 4.98%, 4.61%, 5.89%, 3.71% and 1.14%%, respectively.







[GRAPHIC ILLUSTRATION]:  VISION New York Tax Free Money Market Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION New York Tax Free Money Market Fund as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 6.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features ten distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 2002. The percentages noted are: 1.80%, 2.34%, 3.36%, 2.97%, 3.11%, 2.94%, 2.71%, 3.60%, 2.27% and 0.98%, respectively.





[GRAPHIC ILLUSTRATION]:  Vision Money Market Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Vision Money Market Fund as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 7.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 2002. The percentages noted are: 2.97%, 3.91%, 5.56%, 4.94%, 5.07%, 4.98%, 4.61%, 5.89%, 3.71% and
1.14%%, respectively.






[GRAPHIC ILLUSTRATION]:  VISION Pennsylvania Tax Free Money Market Fund

The graphic presentation displayed here consists of a bar chart representing the annual total return of the VISION Pennsylvania Tax Free Money Market Fund as of the calendar year-end for one year.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 10.00%.

The `x' axis represents the calendar year ended 2002. The chart features one distinct vertical bar, shaded in light gray, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund for the calendar year is stated directly at the top of the respective bar, for the calendar year 2002. The percentage noted is: 0.99%.





[GRAPHIC ILLUSTRATION]:  VISION Tax Free Money Market Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION Tax Free Money Market Fund as of the calendar year-end for each of eight years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 10.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features eight distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 2002. The percentages noted are: 3.55%, 3.08%, 3.14%, 2.92%, 2.71%, 3.54%, 2.23% and 0.88%, respectively.





[GRAPHIC ILLUSTRATION]:  VISION U.S. Government Money Market Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION U.S. Government Money Market Fund as of the calendar year-end for each of five years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 10.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features five distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1998 through 2002. The percentages noted are: 4.96%, 4.60%, 5.86%, 3.57% and 1.27%, respectively.






[GRAPHIC ILLUSTRATION]:  VISION U.S. Treasury Money Market Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION U.S. Treasury Money Market Fund as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 8.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features ten distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 2002. The percentages noted are: 2.84%, 3.72%, 5.45%, 4.83%, 4.94%, 4.80%, 4.38%, 5.64%, 3.61% and 1.13%, respectively.








                       STATEMENT OF ADDITIONAL INFORMATION

                       CLASS A, CLASS B AND CLASS C SHARES







                              VISION GROUP OF FUNDS
                            FOR WHERE YOU WANT TO BE


                       Statement of Additional Information

                                  May 15, 2003
==============================================================================



==============================================================================

VISION International Equity Fund

VISION Small Cap Growth Fund+

VISION Small Cap Stock Fund

VISION Mid Cap Growth Fund

VISION Mid Cap Stock Fund

VISION Multi Cap Growth Fund

VISION Large Cap Growth Fund

VISION Large Cap Stock Fund

VISION Equity Index Fund

VISION Large Cap Value Fund

VISION Equity Income Fund

VISION Balanced Fund

VISION Managed Allocation Fund - Aggressive Growth

VISION Managed Allocation Fund - Moderate Growth

VISION Managed Allocation Fund - Conservative Growth

VISION Intermediate-Term Bond Fund

VISION Income Fund

VISION Short-Term Corporate Bond Fund

VISION Maryland Municipal Bond Fund

VISION Pennsylvania Municipal Bond Fund

VISION New York Municipal Bond Fund
(formerly VISION New York Municipal Income Fund)

VISION U.S. Government Bond Fund
(formerly VISION U.S. Government Securities Fund)

VISION Short Duration Government Bond Fund
(formerly VISION Institutional Limited Duration
      U.S. Government Fund)

VISION Pennsylvania Tax-Free Money Market Fund*

VISION New York Tax-Free Money Market Fund*

VISION Money Market Fund

VISION Tax-Free Money Market Fund*

VISION U.S. Government Money Market Fund*

VISION U.S. Treasury Money Market Fund
(formerly VISION Treasury Money Market Fund)*



*Offer Class A Shares
===============================================================================
+ Only VISION Small Cap Growth Fund has Class C Shares



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for the Funds dated May 15, 2003.

This SAI incorporates by reference the Funds' Annual and Semi-Annual Reports. Obtain the prospectus or the Annual Report without charge by calling (800) 836-2211; in the Buffalo area call (716) 635-9368.

==============================================================================
CONTENTS
How Are the Funds Organized?  ...............................................4
Securities In Which the Funds Invest.........................................5
Investment Risks............................................................18
Fundamental Investment Objectives and Policies..............................21
Investment Limitations......................................................23
Determining Market Value of Securities......................................28
What Do Shares Cost?........................................................29
How Are the Funds Sold?.....................................................31
Exchanging Securities For Shares............................................31
Subaccounting Services......................................................31
Redemption in Kind..........................................................32
Account and Share Information...............................................32
Tax Information.............................................................32
Who Manages and Provides Services to the Funds?.............................35
Fees Paid by the Funds for Services.........................................44
How Do the Funds Measure Performance?.......................................50
Financial Information.......................................................72
Investment Ratings..........................................................73
Addresses............................................................Back Cover

28527 (05/03)



15


HOW ARE THE FUNDS ORGANIZED?
===============================================================================

Each Fund covered by this SAI is a diversified portfolio of VISION Group of Funds (the "Trust"), a Delaware business trust, except for Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and New York Municipal Bond Fund , which are non-diversified portfolios of the Trust. On August 11, 2000, the Trust was organized to acquire all of the assets and liabilities of the VISION Group of Funds, Inc., a Maryland corporation (the "Corporation") that was originally incorporated under the laws of the State of Maryland on February 23, 1988, and registered as an open-end management investment company. On November 8, 2000, each portfolio of the Corporation in existence at that time became a portfolio of the Trust. Accordingly, references in this SAI for periods prior to November 8, 2000, relate to the Funds as portfolios of the Corporation, and substantially identical arrangements for the Corporation. The Trust may offer separate series of Shares representing interests in separate portfolios of securities. The Fund's investment adviser is M&T Asset Management, a department of Manufacturers and Traders Trust Company (M&T Bank or Adviser).

==============================================================================

Performance and Financial History of Newly Created Funds

Each of the following Funds (a "Successor Fund") has been newly created as part of an Agreement and Plan of Reorganization ("Reorganization Plan"). As identified in the following chart, the Reorganization Plan contemplates that each Successor Fund will acquire the assets and liabilities of one or more corresponding portfolio(s) of The ARK Funds, a Massachusetts business trust and, where noted, portfolios of the Trust (each, a "Former Portfolio"), in a tax-free transaction. It is contemplated that the Successor Portfolio will be the successor to the performance and financial history of the corresponding Former Portfolio identified with an asterisk (*) as the "Accounting Survivor."

Successor Fund                        Former Portfolio
--------------------------------------------------------------------------------
VISION Large Cap Stock Fund           VISION Large Cap Core Fund
                                      ARK Blue Chip Equity Portfolio
                                      ARK Value Equity Portfolio*
--------------------------------------------------------------------------------
VISION Equity Index Fund              ARK Equity Index Portfolio *
--------------------------------------------------------------------------------
VISION Equity Income Fund             ARK Equity Income Portfolio *
--------------------------------------------------------------------------------
VISION Mid Cap Growth Fund            ARK Mid Cap Equity Portfolio *
--------------------------------------------------------------------------------
VISION Small Cap Growth Fund          ARK Small Cap Equity Portfolio *
--------------------------------------------------------------------------------
VISION Multi Cap Growth Fund          ARK Capital Growth Portfolio *
--------------------------------------------------------------------------------
VISION Balanced Fund                  ARK Balanced Portfolio *
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Income Fund                    ARK Income Portfolio *
--------------------------------------------------------------------------------
VISION Intermediate-Term Bond Fund    VISION Intermediate Term Bond Fund
                                      ARK Intermediate Fixed Income Portfolio *
--------------------------------------------------------------------------------
VISION Short-Term Corporate Bond Fund ARK Short-Term Bond Portfolio *
--------------------------------------------------------------------------------
VISION Maryland Municipal Bond Fund   ARK Maryland Tax Free Portfolio *
--------------------------------------------------------------------------------
VISION  Pennsylvania  Municipal  Bond VISION Pennsylvania Municipal Income Fund
Fund                                  ARK Pennsylvania Tax Free Portfolio*
--------------------------------------------------------------------------------
VISION U.S.  Government  Money Market ARK   U.S.    Government   Money   Market
Fund                                  Portfolio*
                                      ARK  U.S.   Government   Cash  Management
                                      Portfolio
--------------------------------------------------------------------------------
VISION Tax Free Money Market Fund     ARK Tax Free Money Market Portfolio *
                                      ARK Tax Free Cash Management Portfolio
--------------------------------------------------------------------------------
VISION  Pennsylvania  Tax Free  Money ARK  Pennsylvania  Tax-Free  Money Market
Market Fund                           Portfolio *
--------------------------------------------------------------------------------

*Accounting Survivor



The Boards of Trustees of the Trust and The ARK Funds have unanimously approved the Reorganization Plan. However, the Reorganization Plan is subject to approval of each Former Portfolio at special shareholder meetings of the Trust and of The ARK Funds scheduled for August 14, 2003. Each Successor Fund will not have investment operations and will not offer its Shares to the general public unless and until the Reorganization Plan is approved by the shareholders of its corresponding Former Portfolio(s) and the transactions contemplated by the Reorganization Plan take place ("Closing Date"). The Closing Date is scheduled to take place before August 31, 2003. The shareholder meeting date and Closing Date are subject to change. Assuming the Reorganization Plan is approved and is consummated, each Successor Fund will be the successor to the corresponding Accounting Survivor's performance and financial history, and the historical performance and financial information of the corresponding Accounting Survivor for the periods presented prior to the Closing Date will represent past performance for the Successor Funds. As with all mutual funds, past performance is not indicative of future performance. Each of the ARK Fund Former Portfolios is advised by Allied Investment Advisors, Inc. ("AIA"), formerly a wholly-owned subsidiary of Allfirst Financial, Inc. On April 1, 2003, M&T Bank Corporation, parent of Manufacturers and Traders Trust Company ("M&T" Bank), acquired Allfirst Financial, Inc., and as a result, AIA is now an indirect wholly-owned subsidiary of M&T Bank. Each Successor Fund has investment objectives and
policies  that  are  identical  or   substantially   similar  to  those  of  the
corresponding Accounting Survivor, except for , which will be more representative of a blend of the corresponding Former Portfolios. Because each Successor Portfolio has different fee and expense arrangements than the corresponding Former Portfolios, certain adjustments have been made to the performance history of the Accounting Survivor.


=============================================================================

Performance Information and Financial History of VISION Funds Which Succeeded to Governor Funds

Each of the following VISION Funds is the successor to a corresponding portfolio of the Governor Funds pursuant to a reorganization that took place on January 8, 2001.


===============================================================================



Successor Vision Fund                                       Corresponding Governor Fund

Vision International Equity Fund                            International Equity Fund

Vision Small Cap Stock Fund                                 Aggressive Growth Fund

Vision Managed Allocation Fund - Aggressive Growth          Lifestyle Growth Fund

Vision Managed Allocation Fund - Moderate Growth            Lifestyle  Moderate Growth Fund

Vision Managed Allocation Fund - Conservative Growth        Lifestyle Conservative Fund


Prior to that date, each Successor VISION Fund had no investment operations. Accordingly, the performance information and financial information provided in this SAI for periods prior to January 8, 2001, is historical information for the corresponding Governor Fund. Each of the Governor Funds was managed by Martindale Andres & Company LLC, which became subsidiary of M&T Bank Corporation on October 6, 2000, through January 8, 2001, when M&T Asset Management, a department of M&T Bank, assumed all advisory responsibilities. Each corresponding Governor Fund had investment objectives and policies that are identical or substantially similar to that of the Successor VISION Fund,
although   Governor   Funds  had   different   fee  and  expense   arrangements.
==============================================================================



SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or N = Not an acceptable investment of a Fund.


EQUITY FUNDS
--------------------------------------------------------------------------------------------

             InternationalSmall    Small Mid   Mid   Multi  Large  Large EquityLarge Equity
                 Equity   Cap      Cap   Cap   Cap   Cap    Cap    Cap   Index Cap   Income
                 Fund     Growth   Stock GrowthStock Growth Growth Stock Fund  Value Fund
                          Fund     Fund  Fund  Fund  Fund   Fund   Fund        Fund
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Equity           P        P        P     P     P     P      P      P     P     P     P
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Common           P        P        P     P     P     P      P      P     P     P     P
Stocks
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Preferred        P        P        P     P     P     P      P      P     P     P     P
Stocks
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Interests        A        A        A     A     A     A      A      A     A     A     A
in
Other
Limited
Liability
Companies
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Real             N        A        A     A     A     A      A      A     A     A     A
Estate
Investment
Trusts
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Warrants         A        A        A     A     A     A      A      A     A     A     A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Fixed            A        P        P     P     P     P      P      P     P     P     P
Income
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Treasury         A        A        A     A     A     A      A      A     A     A     A
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Agency           A        A        A     A     A     A      A      A     A     A     A
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Corporate        A        A        A     A     A     A      A      A     A     A     A
Debt
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Commerical       A        A        A     A     A     A      A      A     A     A     A
Paper
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Demand           A        A        A     A     A     A      A      A     A     A     A
Instruments
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Mortgage         A        A        A     A     A     A      A      A     A     A     A
Backed
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Asset            A        A        A     A     A     A      A      A     A     A     A
Backed
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Zero             A        A        A     A     A     A      A      A     A     A     A
Coupon
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Bank             A        A        A     A     A     A      A      A     A     A     A
Instruments
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Convertible      P        A        A     A     A     A      A      A     A     A     A
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Foreign          P        A        A     A     A     A      A      A     A     A     A
Securities
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Derivative       P        A        A     A     A     A      A      A     A     A     A
Contracts
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Futures          P        A        A     A     A     A      A      A     A     A     A
Contracts
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Options          A        A        A     A     A     A      A      A     A     A     A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Special          A        A        A     A     A     A      A      A     A     A     A
Transactions
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Repurchase       A        A        A     A     A     A      A      A     A     A     A
Agreements
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Reverse          A        A        A     A     A     A      A      A     A     A     A
Repurchase
Agreements
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Delayed          A        A        A     A     A     A      A      A     A     A     A
Delivery
Transactions
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Securities       A        A        A     A     A     A      A      A     A     A     A
Lending
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Asset            A        A        A     A     A     A      A      A     A     A     A
Coverage
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Investing        A        A        A     A     A     A      A      A     A     A     A
in
Securities
of
Other
Investment
Companies





BALANCED FUND
------------------------------------------
Equity                  P
Securities
------------------------------------------
------------------------------------------
Common                  P
Stocks
------------------------------------------
------------------------------------------
Preferred               A
Stocks
------------------------------------------
------------------------------------------
Interests               A
in Other
Limited
Liability
Companies
------------------------------------------
------------------------------------------
Real Estate             A
Investment
Trusts

------------------------------------------
------------------------------------------
Warrants                A
------------------------------------------
------------------------------------------
Fixed                   P
Income
Securities
------------------------------------------
------------------------------------------
Treasury                P
Securities
------------------------------------------
------------------------------------------
Agency                  P
Securities
------------------------------------------
------------------------------------------
Corporate               P
Debt
Securities
------------------------------------------
------------------------------------------
Commercial              A
Paper
------------------------------------------
------------------------------------------
Demand                  A
Instruments
------------------------------------------
------------------------------------------
Mortgage                A
Backed
Securities
------------------------------------------
------------------------------------------
Asset                   A
Backed
Securities
------------------------------------------
------------------------------------------
Zero Coupon             A
Securities
------------------------------------------
------------------------------------------
Bank                    A
Instruments
------------------------------------------
------------------------------------------
Convertible             A
Securities
------------------------------------------
------------------------------------------
Foreign                 A
Securities
------------------------------------------
------------------------------------------
Derivative              A
Contracts
------------------------------------------
------------------------------------------
Futures                 A
Contracts
------------------------------------------
------------------------------------------
Options                 A
------------------------------------------
------------------------------------------
Special                 A
Transactions
------------------------------------------
------------------------------------------
Repurchase              A
Agreements
------------------------------------------
------------------------------------------
Reverse                 A
Repurchase
Agreements
------------------------------------------
------------------------------------------
Delayed                 A
Delivery
Transactions
------------------------------------------
------------------------------------------
Securities              A
Lending
------------------------------------------
------------------------------------------
Asset                   A
Coverage
------------------------------------------
------------------------------------------
Investing               A
in
Securities
of Other
Investment
Companies
------------------------------------------




MANAGED ALLOCATION FUNDS

As described in the prospectus, the Managed Allocation Funds seek to achieve their investment objectives by investing in a combination of underlying funds (the "Underlying Funds") managed by the Adviser. The types of securities shown for the Managed Allocation Funds in the table below represent the investments by the Underlying Funds.


 -------------------------------------------------------------------------
                               Managed       Managed        Managed
                               Allcation     Allocation     Allocation
                               Fund          Fund           Fund
                               -             -              -
                               Conservative  Moderate       Aggressive
                               Growth        Growth         Growth
 -------------------------------------------------------------------------
 Equity Securities             P             P              P
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Common Stocks                 P             P              P
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Preferred Stocks              P             P              P
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Real Estate                   A             A              A
 Investment Trusts
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Warrants                      A             A              A
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Fixed Income                  P             P              P
 Securities
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Treasury                      P             P              P
 Securities
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Agency Securities             P             P              P
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Corporate Debt                P             P              P
 Securities
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Commercial Paper              A             A              A
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Demand Instruments            A             A              A
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Mortgage Backed               P             P              P
 Securities
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Asset Backed                  P             P              P
 Securities
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Zero Coupon                   P             P              P
 Securities
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Bank Instruments              P             P              P
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
    Credit                     P             P              P
 Enhancement
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Convertible                   A             A              A
 Securities
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Tax Exempt                    A             A              A
 Securities
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Variable Rate                 A             A              A
 Demand Instruments
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Municipal                     A             A              A
 Securities
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Municipal Notes               A             A              A
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Foreign Securities            P             P              P
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Depository                    P             P              P
 Receipts
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Foreign Exchange              P             P              P
 Contracts
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Foreign                       P             P              P
 Government
 Securities
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Derivative                    A             A              A
 Contracts
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Futures Contracts             A             A              A
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Options                       A             A              A
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Special                       A             A              A
 Transactions
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Repurchase                    A             A              A
 Agreements
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Reverse                       A             A              A
 Repurchase
 Agreements
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Delayed Delivery              A             A              A
 Transactions
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Securities Lending            A             A              A
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Asset Coverage                A             A              A
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Investing in                  A             A              A
 Securities of
 Other Investment
 Companies
 -------------------------------------------------------------------------



MONEY MARKET AND INCOME FUNDS
-----------------------------------------------------------------------------------------------------------------------
                 IntermediateIncome  Short-Term Maryland  Pennsylvania  New        U.S.         ShortDuration
                    Bond Fund Fund   Corporate  Municipal Municipal     York       Government   Government
                                     Bond       Bond      Bond Fund     Municipal  Bond Fund    Bond Fund
                                     Fund       Fund                    Bond
                                                                        Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fixed               P         P      P       P       P          P       P         P
Income
Securities
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Treasury            P         P      P       A       A          A       P         P
Securities
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Agency              P         P      P       A       A          A       P         P
Securities
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Corporate           P         P      P       A       A          A       A         A
Debt
Securities
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Commercial          A         A      A       A       A          A       A         A
Paper
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Demand              A         A      A       A       A          A       A         A
Instruments
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Taxable             A         A      A       N       N          N       A         A
Municipal
Securities
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Mortgage            P         P      P       N       N          N       P         P
Backed
Securities
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Asset               P         P      P       N       N          N       A         A
Backed
Securities
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Zero                A         A      A       A       A          A       A         A
Coupon
Securities
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Bank                A         A      A       N       N          N       A         A
Instruments
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Credit              A         A      A       A       A          A       N         N
Enhancement
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Foreign             A         A      A       P       P          P       N         N
Securities
-----------------------------------------------------------------------------------------------------------------------
Tax                 A         A      A       P       P          P       N         N
Exempt
Securities
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
General             A         A      A       P       P          P       N         N
Obligation
Bonds
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Special             A         A      A       P       P          P       N         N
Revenue
Bonds
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Tax                 A         A      A       P       P          P       N         N
Increment
Financing
Bonds
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Municipal           A         A      A       P       P          P       N         N
Notes
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Variable            P         P      P       P       P          P       A         A
Rate
Demand
Instruments
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Municipal           A         A      A       A       A          A       A         A
Leases
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Derivative          A         A      A       A       A          A       A         A
Contracts
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Futures             A         A      A       A       A          A       A         A
Contracts
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Options             A         A      A       A       A          A       A         A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Special             A         A      A       A       A          A       A         A
Transactions
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Repurchase          A         A      A       A       A          A       A         A
Agreements
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Reverse             A         A      A       A       A          A       A         A
Repurchase
Agreements
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Delayed             A         A      A       A       A          A       A         A
Delivery
Transactions
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Securities          A         A      A       A       A          A       A         A
Lending
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Asset               A         A      A       A       A          A       A         A
Coverage
-----------------------------------------------------------------------------------------------------------------------
Investing           A         A      A       A       A          A       A         A
in
Securities
of
Other
Investment
Companies




                        Money    Tax     U.S.      U.S.       Pennsylvania  New York
                        Market   Free    GovernmentTreasury   Tax Free      Tax Free
                        Fund     Money   Money     Money      Money         Money
                                 Market  Market    Market     Market        Market Fund
                                 Fund    Fund      Fund       Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Fixed                   P        P       P         P          P         P
Income
Securities
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Treasury                A        A       P         P          A         A
Securities
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Agency                  P        A       P         N          A         A
Securities
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Corporate               P        A       A         N          N         N
Debt
Securities
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Commerical              P        A       A         N          A         A
Paper
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Demand                  A        A       A         N          A         A
Instruments
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Taxable                 N        N       A         N          N         N
Municipal
Securities
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Mortgage                N        N       N         N          N         N
Backed
Securities
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Asset                   N        N       N         N          N         N
Backed
Securities
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Zero Coupon             N        A       N         N          N         N
Securities
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Bank                    A        A       A         N          N         N
Instruments
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Credit                  A        A       A         N          A         A
Enhancement
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Foreign                 N        N       N         N          P         A
Securities
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Tax Exempt              N        P       A         N          P         P
Securities
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
General                 N        P       A         N          P         P
Obligation
Bonds
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Special                 N        P       A         N          P         P
Revenue
Bonds
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Tax                     N        P       A         N          P         P
Increment
Financing
Bonds
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Municipal               N        P       A         N          P         P
Notes
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Variable                A        P       A         A          A         A
Rate Demand
Instruments
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Municipal               N        N       N         N          N         N
Leases
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Derivative              N        N       N         N          N         N
Contracts
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Futures                 N        N       N         N          N         N
Contracts
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Options                 N        N       N         N          N         N
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Special                 A        A       P         P          A         A
Transactions
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Repurchase              A        A       P         P          A         A
Agreements
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Reverse                 A        A       A         A          A         A
Repurchase
Agreements
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Delayed                 A        A       A         A          A         A
Delivery
Transactions
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Securities              N        A       A         N          N         N
Lending
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Asset                   A        A       A         A          A         A
Coverage
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Investing               N        A       A         N          A         A
in
Securities
of Other
Investment
Companies
------------------------------------------------------------------------------------





SECURITIES DESCRIPTIONS AND TECHNIQUES

Following are descriptions of securities and techniques that each Fund may or may not pursue, as noted in the preceding table.

Equity Securities

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which a Fund invests.

     Common Stocks

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

     Preferred Stocks

     Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.


     Interests in Other Limited Liability Companies

     Entities  such  as  limited  partnerships,   limited  liability  companies,
     business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

     Real Estate Investment Trusts (REITs)

     REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

     Warrants

     Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

     Treasury Securities

     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

     Agency Securities

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

     The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

     Corporate Debt Securities

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

     In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

     Commercial Paper

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

     Demand Instruments

     Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

     Taxable Municipal Securities

     Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, a Fund may invest in taxable municipal securities.

     Mortgage Backed Securities

     Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

     Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

     Collateralized Mortgage Obligations (CMOs)

     CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

     Sequential CMOs

     In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

     PACs, TACs and Companion Classes

     More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

     IOs and POs

     CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

     Floaters and Inverse Floaters

     Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

     Z Classes and Residual Classes

     CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

     The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.


Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Equity Funds may invest in commercial paper rated below investment grade. See "Risks Associated with Non-investment Grade Securities" herein.

The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

     General Obligation Bonds

     General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

     Special Revenue Bonds

     Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

     Private Activity Bonds

     Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

     The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). A Fund may invest in bonds subject to AMT.

     Tax Increment Financing Bonds

     Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

     Municipal Notes

     Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

     Variable Rate Demand Instruments

     Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

     Municipal Leases

     Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

     A Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, a Fund may also invest directly in individual leases.


Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:

| it is organized under the laws of, or has a principal office located in, another country;

|    the principal trading market for its securities is in another country; or

| it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

     Depositary Receipts

     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.

   Foreign Government Securities

     Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

     Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Funds (other than the Money Market Funds) may trade in the following types of derivative contracts.

     Futures Contracts

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

     The Funds may buy/sell financial futures contracts. Mid Cap Stock Fund and Large Cap Value Fund may also buy/sell stock index futures contracts.

     Options

     Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

     The Funds may:

| Buy call options on portfolio securities in anticipation of an increase in the value of the underlying asset;

| Buy put options on portfolio securities in anticipation of a decrease in the value of the underlying asset.

     Each Fund may also write call options on all or any portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

     Each Fund may also write put options on all or a portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

     When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Investment Ratings for Money Market Funds

A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Money Market Funds will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

If a security is downgraded below the minimum quality grade discussed in the Fund's investment strategy, the Adviser or Subadviser will re-evaluate the security, but will not be required to sell it.

Special Transactions

   Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

   Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

      To Be Announced Securities (TBAs)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

   Securities Lending

The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

   Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies

The Funds may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing any uninvested cash.

INVESTMENT RISKS
===============================================================================

There are many factors which may affect an investment in the Funds. The Funds' principal risks are described in the prospectus. Additional risk factors are outlined below.

Stock Market Risks The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Sector Risks

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Liquidity Risks

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC  derivative   contracts   generally   carry  greater   liquidity  risk  than
exchange-traded contracts.

Risks Related to Investing for Growth

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Currency Risks

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Euro Risks

The Euro is the new single currency of the European Monetary Union (EMU). With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

Risks of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

To the extent a Fund invests in foreign securities, its share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than would otherwise be the case.

Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Risks Associated with Noninvestment Grade Securities

The convertible securities in which the Equity Funds may invest may be rated below investment grade. Convertible securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks Associated with Complex CMOs

CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.


Tax Risks

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Tracking Error Risk

Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Funds, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.


Lower-Quality Municipal Securities

The Maryland Municipal Bond Fund and Pennsylvania Municipal Bond Fund may invest a portion of their assets in lower-quality municipal securities as described in the prospectus. While the markets for Maryland and Pennsylvania municipal securities are considered to be adequate, adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Funds to value their portfolio securities, and their ability to dispose of lower-quality bonds. The outside pricing services are monitored by the Advisor to determine whether the services are furnishing prices that accurately reflect fair value. The impact of changing investor perceptions may be especially pronounced in markets where municipal securities are thinly traded.


The Funds may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the best interest of the Funds' shareholders.

Fund Expenses - Managed Allocation Funds

Mutual fund portfolios bear charges for advisory fees and operational expenses. The Managed Allocation Funds and the Underlying Funds in which they invest each bear these expenses, so investors in the Managed Allocation Funds may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.


==============================================================================

FUNDAMENTAL INVESTMENT OBJECTIVES and Policies

The International Equity Fund's investment objective is to seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

The  Small  Cap  Growth  Fund's   investment   objective  is  long-term  capital
appreciation.

The Small Cap Stock Fund's investment objective is to seek growth of capital.

The  Mid  Cap  Growth   Fund's   investment   objective  is  long-term   capital
appreciation.

The Mid Cap Stock Fund's investment objective to provide total return. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that capital appreciation will comprise the largest component of its total return.

The  Multi  Cap  Growth  Fund's   investment   objective  is  long-term  capital
appreciation.

The Large Cap Growth Fund's investment objective is to provide capital appreciation.

The Large Cap Stock Fund's investment objective is growth of principal.

The Equity Index Fund's investment objective is investment results that correspond to the performance of the Standard & Poor's 500 Index (S&P 500).

The Large Cap Value Fund's investment objective is to provide income. Capital appreciation is a secondary, non-fundamental investment consideration.

The Equity Income Fund's investment objective is current income and growth of capital.

The Balanced Fund's investment objective is to provide total return. The Fund's total return will consist of both current income and, to a lesser extent, capital appreciation, provided by fixed income securities and long-term capital appreciation provided by equity securities.

The Managed Allocation Fund - Aggressive Growth's investment objective is to seek capital appreciation.

The Managed Allocation Fund - Moderate Growth's investment objective is to seek capital growth and, secondarily, income.

The Managed Allocation Fund - Conservative Growth's investment objective is to seek capital appreciation and income.

The Intermediate Term Bond Fund's investment objective is current income.

The  Income  Fund's  investment   objective  is  primarily  current  income  and
secondarily capital growth.

The Short-Term Corporate Bond Fund's investment objective is current income.

The Maryland Municipal Bond Fund's investment objective is current income exempt from federal regular income tax and Maryland state and local income taxes.

Under normal circumstances, the Maryland Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and income taxes imposed by the State of Maryland.

The Pennsylvania Municipal Bond Fund's investment objective is current income exempt from federal regular income tax and Pennsylvania personal income taxes.

Under normal circumstances, the Pennsylvania Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income taxes imposed by the Commonwealth of Pennsylvania.

The New York Municipal Bond Fund's investment objective is to provide current income which is exempt from Federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with preservation of capital.

Under normal circumstances, the New York Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income taxes imposed by the state of New York and New York municipalities.

The U.S.  Government  Bond Fund's  investment  objective  is to provide  current
income.  Capital  appreciation  is  a  secondary,   non-fundamental   investment
consideration.

The Short Duration Government Bond Fund's investment objective is to seek current income, with preservation of capital as a secondary objective.

The Pennsylvania Tax Free Money Market Fund's investment objective is maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and security of principal.

Under normal circumstances, Pennsylvania Tax Free Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax and Pennsylvania personal income tax.

The New York Tax Free Money Market Fund's investment objective is to seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

Under normal circumstances, New York Tax Free Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax and New York state income tax.

The Money Market Fund's investment objective is to seek current income with liquidity and stability of principal.

The Tax-Free Money Market Fund's investment objective is maximizing current income exempt from federal income tax and providing liquidity and security of principal.

Under normal circumstances, Tax Free Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax.

The U.S. Government Money Market Fund's investment objective is to seek maximum current income and provide liquidity and security of principal.

The U.S. Treasury Money Market Fund's investment objective is to seek current income with liquidity and stability of principal.

Unless otherwise stated above, all of the investment objectives and policies listed above are fundamental. The investment objectives and policies may not be changed by the Funds' Trustees without shareholder approval.

Each of the following Funds have adopted a non-fundamental investment policy to invest at least 80% of its net assets, plus borrowings for investment purposes, in a manner consistent with Rule 35d-1 of the 1940 Act: International Equity Fund, Small Cap Growth Fund, Small Cap Stock Fund, Mid Cap Growth Fund, Mid Cap Stock Fund, Multi Cap Growth Fund, Large Cap Growth Fund, Large Cap Stock Fund, Equity Index Fund, Large Cap Value Fund, Equity Income Fund, Intermediate-Term Bond Fund, Short-Term Corporate Bond Fund, U.S. Government Bond Fund, Short Duration Government Bond Fund, Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Money Market Fund. Each such Fund will provide its shareholders with at least 60 days prior notice of any changes to such policy as required by Rule 35d-1.

==============================================================================

INVESTMENT LIMITATIONS - U.S. treasury money market fund, money market fund, new york tax-free money market fund, U.S. government BOND fund, new york municipal BOND fund, large cap value fund, large cap growth fund and mid cap stock fund

The Large Cap Growth Fund may, in the future, seek to achieve the Fund's investment objective by investing all of the Fund's assets in a no-load, open-end management investment company having substantially the same investment objectives as the Fund. The Fund's investment policy permits such an investment. Shareholders will receive prior written notice with respect to any such investment.

Issuing Senior Securities and Borrowing Money

Each Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

Underwriting

The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where the Funds may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate

The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Lending Cash or Securities

The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Commodities

The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Concentration of Investments

The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

Diversification - all Funds except New York Municipal Income Fund

With respect to securities comprising 75% of the value of its total assets, the Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

Investing in Exempt-Interest Obligations

The New York Tax-Free Money Market Fund will not invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, including AMT obligations.

The above limitations cannot be changed unless authorized by the Board of Trustees (Board) and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin

     U.S Treasury Money Market Fund, Money Market Fund and New York Tax Free Money Market Fund: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities.

     New York Municipal Bond Fund, U.S. Government Bond Fund, Large Cap Value Fund, and Large Cap Growth Fund: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     Mid-Cap Stock Fund: The Fund will not purchase on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Issuing Senior Securities and Borrowing Money

As an operating (non-fundamental) policy, the New York Tax-Free Money Market Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.

Investing in Restricted and Illiquid Securities

The Funds may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid.

The U.S. Government Bond Fund, New York Municipal Bond Fund and Large Cap Value Fund will not invest more than 15% of the value of their respective net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees, non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice.

The Mid Cap Stock Fund and Large Cap Growth Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Each Money Market Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, and restricted securities that have not been determined to be liquid under criteria established by the Trust's Trustees.

Dealing in Puts and Calls

The New York Tax-Free Money Market Fund will not write or purchase put or call options. Purchasing Securities to Exercise Control

The New York Tax-Free Money Market Fund will not invest in any issuer for purposes of exercising control or management.

Borrowing Money

The New York Tax-Free Money Market Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio assets is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. The New York Tax-Free Money Market Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.

Pledging Assets

The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Other Investment Companies

The Funds may invest their assets in securities of other investment companies as an efficient means of carrying out their investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Funds expect that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Funds' investment adviser.

In applying the Funds' concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Funds' total assets in any one industry will constitute "concentration."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. Except for the Large Cap Growth Fund, none of the Funds has any present intent to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

investment limitations - all other funds
==============================================================================

The following investment restrictions may be changed only by a vote of the majority of the outstanding Shares of a Fund.

All Funds except Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and New York Municipal Bond Fund will not:

     1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government (and "regulated investment companies" as defined in the Code for each Fund except Small Cap Stock Fund and Short Duration Government Bond Fund), its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     2. Purchase any securities which would cause more than 25% of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government, its agencies or instrumentalities (and "regulated investment companies" as defined in the Code for each Fund except Small Cap Stock Fund and Short Duration Government Bond Fund); (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; (c) with respect to all Funds except the three Managed Allocation Funds and Small Cap Stock Fund, utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and (d) with respect to all Funds except the three Managed Allocation Funds, the International Equity Fund and the Short Duration Government Bond Fund, technology companies will be divided according to their services (for example, medical devices, biotechnology, semi-conductor, software and communications will each be considered a separate industry).

The Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and New York Municipal Bond Fund will not:

     1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund's total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user.

     2. Make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities, except industrial development bonds, will not be deemed to constitute an industry.

In addition, all Funds will not:

     1. Borrow money or issue senior securities except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder. (The 1940 Act currently permits each Fund to borrow up to one-third the value of its total assets at the time of such borrowing.)

     2. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

     3. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except as may be necessary to make margin payments in connection with derivative securities transactions, and except to the extent disclosed in the current prospectus or statement of additional information of such Fund;

     4. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

     5. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

     6. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current prospectus or statement of additional information of such Fund.

The following investment restrictions may be changed without the vote of a majority of the outstanding Shares of the Funds. Each Fund may not:

     1. Purchase or otherwise acquire any security if, as a result, more than 15% (10% in the case of New York Tax-Free Money Market Fund, U.S. Treasury Money Market Fund, Pennsylvania Tax-Free Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund -- collectively, the "Money Market Funds") of its net assets would be invested in securities that are illiquid.

     2. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom.

     3. Mortgage or hypothecate the Fund's assets in excess of one-third of such Fund's total assets.

     4. The Small Cap Stock Fund, the International Equity Fund and the Money Market Funds may not engage in any short sales. Each Fund other than the Small Cap Fund, the International Equity Fund and the Managed Allocation Funds may not engage in short sales of any securities at any time if, immediately after and as a result of the short sale, the market value of securities sold short by such Fund would exceed 25% of the value of that Fund's total assets.

In applying the concentration restriction for Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and New York Municipal Bond Fund, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry. In addition, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value (NAV) or other external events cause a Fund's investments in illiquid securities to exceed the limit set forth in this Statement of Additional Information for its investment in illiquid securities, such Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, no Fund would be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

The Underlying Funds in which the Managed Allocation Funds may invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby allowing a Managed Allocation Fund to participate in certain investment strategies indirectly that may be prohibited under the fundamental and non-fundamental investment restrictions and policies listed above.

REGULATORY COMPLIANCE

The Money Market Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this statement of additional information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Money Market Funds will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Money Market Funds will determine the effective maturity of their investments according to the Rule. The Money Market Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.

PORTFOLIO TURNOVER

The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The Securities and Exchange Commission (SEC) requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

The portfolio turnover rate for a Fund may vary greatly from year to year, and may also be affected by cash management requirements for share redemptions. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a Fund and may result in tax consequences to shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.


For the fiscal years ended April 30, 2002 and 2001, the portfolio turnover rates for each of the following Funds were as follows:

Fund                                                   2002         2001

International Equity Fund..............................61.00%       73.00%
Small Cap Growth Fund*.................................266.74%      359.60%
Small Cap Stock Fund*..................................136.00%      21.00%
Mid Cap Growth Fund*...................................105.88%      95.51%
Mid Cap Stock Fund.....................................91.00%       112.00%
Multi Cap Growth Fund*.................................201.73%      90.32%
Large Cap Growth Fund..................................45.00%       52.00%
Large Cap Stock Fund...................................21.81%       9.63%
Equity Index Fund......................................31.17%       44.36%
Large Cap Value Fund...................................63.00%       80.00%
Equity Income Fund.....................................42.83%       21.41%
Balanced Fund..........................................50.05%       36.26%
Managed Allocation Fund - Aggressive Growth............4.00%        72.00%
Managed Allocation Fund - Moderate Growth .............2.00%        76.00%
Managed Allocation Fund - Conservative Growth .........19.00%       91.00%
Intermediate-Term Bond Fund............................83.47%       36.26%
Income Fund*...........................................142.61%      339.82%
Short-Term Corporate Bond Fund*........................79.12%       107.45%
Maryland Municipal Bond Fund...........................8.72%        28.94%
Pennsylvania Municipal Bond Fund.......................16.15%       25.67%
New York Municipal Bond Fund...........................46.00%       50.00%
Short Duration Government Bond Fund**..................89.00%       158.00%
U.S. Government Bond Fund..............................41.00%       47.00%

*The variation in each Fund's portfolio turnover rate from 2002 to 2001 was due to the Funds' investment policies which by nature are conducive to either higher or lower portfolio turnover when appropriate under market conditions.

**The portfolio turnover rate for the Short Duration Government Bond Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to the Short Duration Government Bond Fund and may result in additional tax consequences to the Fund's shareholders.


==============================================================================

DETERMINING MARKET VALUE OF SECURITIES

MONEY MARKET FUNDS

The  Trustees  have decided  that the best method for  determining  the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

A Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule promulgated by the SEC under the 1940 Act. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the NAV per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

INCOME, BALANCED AND EQUITY FUNDS

Market values of the Income, Balanced and Equity Funds' portfolio securities are determined as follows:

| for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

| in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

| futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

| for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

| for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds' Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?
===============================================================================

Each Equity, Balanced, Managed Allocation and Income Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR eliminating THE FRONT-END SALES CHARGE-Class A Shares You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts

Larger purchases of the same Share class reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases

You can combine concurrent purchases of the same share class of two or more VISION Funds in calculating the applicable sales charge.

Letter of Intent

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within an 18-month period to combine such purchases in calculating the sales charge. The Funds' custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege

You may reinvest, within 90 days, your Share redemption proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Funds

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

| current and retired employees and directors of M&T Bank, M&T Bank Corporation and their subsidiaries;

|    current and former Trustees of the Trust;

|    clients of the M&T Capital Advisers and Trust Groups of M&T Bank;

| employees (including registered representatives) of a dealer which has a selling group agreement with the Funds' distributor and consents to such purchases;

|    current and retired employees of any sub-adviser to the VISION Funds; and

|    investors  referred  by any  sub-adviser  to the  VISION  Funds.  Immediate relatives include grandparents, parents, siblings, children, and grandchildren of a qualified investor, and the spouse of any immediate relative.

PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF MUTUAL FUND SHARES OR ANNUITIES

Investors may purchase Class A Shares of each of the Funds at NAV, without a sales charge, with the proceeds from either: (i) the redemption of shares of a mutual fund which was sold with a sales charge or commission; or (ii) fixed or variable rate annuities. The purchase must be made within 60 days of the redemption, and M&T Bank's Mutual Fund Services must be notified by the investor in writing, or by the investor's financial institution, at the time the purchase is made, and must be presented satisfactory evidence of the redemption. Redemptions of mutual fund shares that are subject to a contingent deferred sales charge are not eligible to purchase Fund Shares under this method. The distributor will uniformly and periodically offer to pay cash payments as incentives to broker/dealers whose customers or clients purchase Shares of a Fund under this "no-load" purchase provision. This payment will be made out of the distributor's assets and not by the Trust, the Funds or a Fund's shareholders.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE-Class B Shares

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Funds' transfer agent, no CDSC will be imposed on redemptions:

| following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

| representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

| of Shares that represent a reinvestment within 90 days of a previous redemption;

| which are involuntary redemptions processed by a Fund because the accounts do not meet the minimum balance requirements; and

| which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program.


HOW ARE THE FUNDS SOLD?
===============================================================================

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLANS

As compensation type plans, the Rule 12b-1 Plans are designed to pay the Distributor (who may then pay investment professionals such as banks (including M&T Bank and its affiliates), broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Funds may pay M&T Securities, Inc. for providing shareholder services and maintaining shareholder accounts. M&T Securities, Inc. may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor (but not out of Fund assets) or Adviser. The Distributor may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES
===============================================================================

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES
==============================================================================
Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND
==============================================================================

Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, each Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


==============================================================================

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.


==============================================================================

TAX INFORMATION

FEDERAL INCOME TAX

Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If a Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.


Tax-Free Portfolios: Tax-Free Money Market Fund, Pennsylvania Tax Free Money Market Fund, NEW YORK TAX-FREE MONEY MARKET FUND, Maryland Municipal Bond Fund, NEW YORK MUNICIPAL BOND FUND AND Pennsylvania Municipal Bond Fund

If a Tax-Free  Portfolio  satisfies the  requirement  that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code, it may pay "exempt-interest dividends" to its shareholders; each Tax-Free Portfolio intends to continue to satisfy this requirement. Those dividends constitute the portion of its aggregate dividends (excluding capital gain distributions) equal to the excess of its excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for Federal income tax purposes, although the amount of those dividends must be reported on the recipient's Federal income tax return. Shareholders' treatment of dividends from a Tax-Free Portfolio under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisors concerning this matter.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Tax-Free Portfolio is not deductible for federal income tax purposes. Under IRS rules for determining when borrowed funds are used for purchasing or carrying particular assets, Tax-Free Portfolio shares may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity obligations ("PABs") should consult their tax advisors before purchasing shares of a Tax-Free Portfolio because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, "substantial user" is defined to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of PABs. Interest on certain PABs (which the Tax-Free Portfolios expect to purchase) is treated as a Tax Preference Item, although it remains fully tax-exempt for regular Federal income tax purposes; a portion (not expected to exceed 20%) of each Tax-Free Portfolio's exempt-interest dividends thus may constitute a Tax Preference Item. Interest on all tax-exempt obligations is included in "adjusted current earnings" of corporations for purposes of the AMT.

If shares of a Tax-Free Portfolio are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any loss not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon.

If a Tax-Free Portfolio invests in instruments that generate taxable interest income, under the circumstances described in the prospectuses and in the discussion of municipal market discount bonds below, the portion of any dividend of that Portfolio attributable to the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, and only the remaining portion will qualify as an exempt-interest dividend. The exempt-interest dividend portion is determined by the ratio of (1) the net tax-exempt income a Portfolio realizes for the entire year to (2) the aggregate amount of distributions for the year and thus is an annual average, rather than a day-to-day determination. Moreover, if a Tax-Free Portfolio realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders.

A Tax-Free Portfolio may invest in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, a price less than the amount of the issue price plus accrued original issue discount) ("municipal market discount bonds"). If a bond's market discount is less that the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the Tax-Free Portfolio acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by a Tax-Free Portfolio after April 30, 1993 (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period between the dates of acquisition and maturity. In lieu of treating the disposition gain as above, a Tax-Free Portfolio may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as a Tax-Free Portfolio) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from Tax-Free Portfolio still would be tax-exempt to the extent described above; they would only be included in the calculation of whether a recipient's income exceeded the established amounts. Receipt of tax-exempt income may result in collateral tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, certain foreign corporations doing business in the United States, certain S corporations with excess passive income and individuals otherwise eligible for the earned income credit. Prospective purchasers of Portfolio shares should consult their own tax advisors as to the applicability of any such collateral consequences.

Shares of a Tax-Free Portfolio would not be suitable for tax-exempt institutions and for tax-exempt retirement plans qualified under section 401 of the Code, H.R. 10 plans and individual retirement accounts.

NEW YORK TAXES

Under existing New York laws, shareholders of the NY Municipal Income Fund and NY Tax-Free Money Market Fund will not be subject to New York State or New York City personal income taxes on dividends to the extent that such dividends qualify as "exempt interest dividends" under the Internal Revenue Code of 1986 and represent interest income attributable to obligations of the State of New York and its political subdivisions, as well as certain other obligations, the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of Puerto Rico. To the extent that distributions are derived from other income, such distributions will be subject to New York State or New York City personal income tax.

The NY Municipal Income Fund and NY Tax-Free Money Market Fund cannot predict in advance the exact portion of their dividends that will be exempt from New York State and New York City personal income taxes. However, the Funds will report to shareholders at least annually what percentage of the dividends they actually paid is exempt from such taxes.

Dividends paid by the NY Municipal Income Fund and NY Tax-Free Money Market Fund are exempt from the New York City unincorporated business tax to the same extent that they are exempt from the New York City personal income tax.

Dividends paid by the Fund are not excluded from net income in determining New York State or New York City franchise taxes on corporations or financial institutions.

Income from the NY Municipal Income Fund and NY Tax-Free Money Market Fund is not necessarily free from taxes in states other than New York. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

Dividends paid by the NY Municipal Income Fund and NY Tax-Free Money Market Fund that are attributable to the net interest earned on some temporary and any realized net short-term capital gains are taxed as ordinary income.

PENNSYLVANIA TAXES

The Pennsylvania Municipal Bond Fund and Pennsylvania Tax-Free Money Market Fund intend to invest all, or substantially all, of its assets in debt obligations the interest on which is exempt for federal income tax purposes. In order for the Funds to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Funds' assets at the close of each quarter of the Funds' taxable year must consist of exempt-interest obligations.

As described in this SAI, the Pennsylvania Municipal Bond Fund and Pennsylvania Tax-Free Money Market Fund are designed to provide investors with tax-exempt interest income. The Funds are not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Internal Revenue Code (the "Code"), H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt. In addition, the Funds may not be an appropriate investment for persons or entities that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partnerships and its partners and an S corporation and its shareholders.

MARYLAND TAXES

To the extent that dividends paid by the Funds qualify as exempt-interest dividends of a regulated investment company, the portion of the exempt-interest dividends that represents interest received by the Funds (a) on obligations of Maryland or its political subdivisions and authorities, (b) on obligations of the United States, or (c) obligations of certain authorities, commissions, instrumentalities, possessions or territories of the United States, will be exempt from Maryland state and local income taxes when allocated or distributed to a shareholder of the Funds. In addition, gains realized by the Funds from the sale or exchange of a bond issued by Maryland or a political subdivision of Maryland, will not be subject to Maryland state and local income taxes.

To the extent that distributions of the Funds are attributable to sources other than those described in the preceding paragraph, such as, for example, interest received by the Funds on obligations issued by states other than Maryland or capital gains realized on obligations issued by U.S. territories and possessions and from states other than Maryland, and income earned on repurchase agreements, such distributions will be subject to Maryland state and local income taxes. Income earned on certain private activity bonds (other than obligations of the State of Maryland or a political subdivision or authority thereof) which the Funds might hold will constitute a Maryland tax preference for individual shareholders. In addition, capital gains realized by a shareholder upon a redemption or exchange of portfolio shares will be subject to Maryland state and local income taxes.


==============================================================================

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES



The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Each Board member oversees all portfolios of the Trust and serves for an indefinite term. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years, other directorships held, and total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is composed of 30 funds and is the only investment company in the Fund Complex.



INTERESTED TRUSTEE BACKGROUND AND COMPENSATION


----------------------------------------------------------------------------
Name
Address                                                           Total
--------------------  ---------------------------------------  Compensation
Birth date                                                         From
Position With Trust   Principal Occupations for Past Five         Trust
Date Service Began    Years and Other Directorships Held
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Mark J. Czarnecki+    Principal Occupations: Executive Vice         $0
--------------------  President, Manufacturers and Traders
Manufacturers and     Trust Company ("M&T Bank"), division
Traders Trust         head for M&T Bank's investment area,
Company               M&T Investment Group.
One M&T Plaza
Buffalo, NY 14203     Other Directorships Held:  None
Birthdate:
November 3, 1955

Trustee

Began serving:
August 2000

----------------------------------------------------------------------------

+ Mark J. Czarnecki is "interested" due to positions he holds with M&T Bank, the Funds' adviser.



INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION


Name
Address                                                           Total
Birth date            ---------------------------------------  Compensation
Position With Trust                                                From
Date Service Began    Principal Occupations for Past Five         Trust
                      Years and Other Directorships Held
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Randall I. Benderson   Principal Occupations: President and      $20,000
--------------------  Chief Operating Officer, Benderson
570 Delaware Avenue   Development Company, Inc.
Buffalo, NY           (construction).
Birth date: January
12, 1955              Other Directorships Held: None

Trustee

Began serving:
February 1990

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Joseph J. Castiglia   Principal Occupations: Chairman of the     $20,000
Roycroft Campus       Board,  HealthNow New York, Inc.
21 South Grove        (health care company) ; Chairman of
Street, Suite 291     the Board, Catholic Health System of
East Aurora, NY       Western New York (hospitals, long-term
14052                 care, home health care); and former
Birth date: July      President, Chief Executive Officer and
20, 1934              Vice Chairman, Pratt & Lambert United,
                      Inc. (manufacturer of paints and
Trustee               chemical specialties).

Began serving:        Other Directorships Held: Energy East
February 1988         Corp.

----------------------------------------------------------------------------
----------------------------------------------------------------------------
John S. Cramer       Principal Occupations: Retired              $20,000
4216 Jonathan Lane   President and Chief Executive Officer,
Harrisburg, PA 17110 Pinnacle Health System (health care).
Birth date:
February 22, 1942    Other Directorships Held: None

Trustee

Began serving:
December 2000

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Daniel R. Gernatt,    Principal Occupations: President and       $20,000
Jr.                   CFO, Gernatt Asphalt Products, Inc.;
Richardson & Taylor   Executive Vice President, Dan Gernatt
Hollow Roads          Gravel Products, Inc.; Vice President,
Collins, NY           Country Side Sand & Gravel, Inc.
Birth  date: July
14, 1940              Other Directorships Held: None

Trustee

Began serving:
February 1988

----------------------------------------------------------------------------
----------------------------------------------------------------------------
George K.             Principal Occupations: Retired             $20,000
Hambleton, Jr.        President, Brand Name Sales, Inc.
1003 Admiral's Walk   (catalog showroom operator); Retired
Buffalo, NY           President, Hambleton & Carr, Inc.
Birth date:           (catalog showroom operator).
February 8, 1933
                      Other Directorships Held: None
Trustee

Began serving:
February 1988

----------------------------------------------------------------------------



OFFICERS

----------------------------------------------------------------------------


Name                                                              Total
Address                                                        Compensation
Birth date            Principal Occupations for Past Five          From
Position With Trust --Years and Previous Positions                Trust*

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Edward C. Gonzales    Principal Occupations: President and          $0
--------------------  Executive Vice of other funds
Federated Investors   distributed by Federated Securities
Tower                 Corp.; Vice Chairman, Federated
Pittsburgh, PA        Investors, Inc.; Trustee, Federated
Birth date: October   Administrative Services.
22, 1930
                      Previous Positions:  Trustee or
Chairman and          Director of other funds distributed by
Treasurer             Federated Securities Corp.; CEO and
                      Chairman, Federated Administrative
                      Services; Vice President, Federated
                      Investment Management Company,
                      Federated Investment Counseling,
                      Federated Global Investment Management
                      Corp. and Passport Research, Ltd.;
                      Director and Executive Vice President,
                      Federated Securities Corp.; Director,
                      Federated Services Company; Trustee,
                      Federated Shareholder Services Company.

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Charles L. Davis      Principal Occupations: Vice President,        $0
Federated Investors   Director of Mutual Fund Services and
Tower                 Strategic Relationships Management,
Pittsburgh, PA        Federated Services Company.
Birth Date:  March
23, 1960

Chief Executive
Officer
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Carl W. Jordan        Principal Occupations: President, M&T         $0
One M&T Plaza         Securities, Inc., since 1998;
Buffalo, NY           Administrative Vice President, M&T
Birth date: January   Bank, 1995-2001; Senior Vice
2, 1955               President, M&T Bank, 2001-Present.

President

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Kenneth G. Thompson   Principal Occupations: Administrative         $0
One M&T Plaza         Vice President, M&T Bank; Vice
Buffalo, NY           President, M&T Bank, 1999-2002; Region
Birth date:           Sales Manager, M&T Securities, Inc.,
September 4, 1964     1995-1999.

Vice President

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Beth S. Broderick     Principal Occupations: Vice President,        $0
Federated Investors   Mutual Fund Services Division,
Tower                 Federated Services Company.
Pittsburgh, PA
Birth date: August
2, 1965

Vice President and
Assistant Treasurer

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Richard J. Thomas     Principal Occupations:  Treasurer of          $0
Federated Investors   the Federated Fund Complex; Senior
Tower                 Vice President, Federated
Pittsburgh, PA        Administrative Services.
Birth Date:  June
17, 1954              Previous Positions:  Vice President,
                      Federated Administrative Services;
Treasurer             held various management positions
                      within Funds Financial Services
                      Division of Federated Investors, Inc.
----------------------------------------------------------------------------
----------------------------------------------------------------------------
C. Grant Anderson     Principal Occupations: Counsel, Reed          $0
Federated Investors   Smith, LLP
Tower                 Previous Positions Corporate Counsel,
Pittsburgh, PA        Federated Investors, Inc.; Vice
Birth date:           President, Federated Services Company.
November 6, 1940

Secretary

----------------------------------------------------------------------------
*  Officers do not receive any compensation from the Funds.



COMMITTEES of the board
-------------------------------------------------------------------------------
Board     Committee        Committee Functions                         Meetings
Committe--Members                                                      Held
                                                                       During
                                                                       Last
                                                                       Fiscal
                                                                       Year

 Audit    Randall I.       The Audit Committee reviews and                One
          Benderson        recommends to the full Board the
          ---------------  independent auditors to be selected to
          Joseph J.        audit the Funds' financial statements;
          Castiglia        meets with the independent auditors
          John S. Cramer   periodically to review the results of
          Daniel R.        the audits and report the results to
          Gernatt, Jr.     the full Board; evaluates the
          George K.        independence of the auditors, reviews
          Hambleton, Jr.   the Funds' internal audit function; and
                           investigates any matters brought to the
                           Committee's attention that are within
                           the scope of its duties.


Board ownership of shares in the funds and in the TRUST
AS OF DECEMBER 31, 2002


Interested              Dollar      Aggregate
Board Member Name     Range ofDollar Range of
                        SharesShares Owned in
                         Owned      the Trust
                    in Fund[s]
----------------------------------------------
----------------------------------------------
Mark J. Czarnecki               Over $100,000
----------------------------------------------
----------------------------------------------
     VISION Mid     $1-$10,000
Cap Stock Fund
----------------------------------------------
----------------------------------------------
     VISION New
York Tax-Free             Over
-------------------   $100,000
     Money Market
Fund
----------------------------------------------
----------------------------------------------


----------------------------------------------
----------------------------------------------
Independent             Dollar      Aggregate
Board Member Name     Range ofDollar Range of
                        SharesShares Owned in
                         Owned      the Trust
                    in Fund[s]
----------------------------------------------
----------------------------------------------
Randall I.                      Over $100,000
Benderson
----------------------------------------------
----------------------------------------------
     VISION New
York Tax-Free             Over
-------------------   $100,000
     Money Market
Fund
----------------------------------------------
----------------------------------------------

----------------------------------------------
----------------------------------------------
Joseph J. Castiglia             Over $100,000
----------------------------------------------
----------------------------------------------
     VISION Money   $1-$10,000
Market Fund
----------------------------------------------
----------------------------------------------
VISION Large Cap          Over
Growth Fund           $100,000
----------------------------------------------
----------------------------------------------
John S. Cramer                     $1-$10,000
----------------------------------------------
----------------------------------------------

----------------------------------------------
----------------------------------------------
     VISION
Managed Allocation  $1-$10,000
     Fund -
Moderate Growth
----------------------------------------------
----------------------------------------------
     VISION
International       $1-$10,000
Equity
     Fund
----------------------------------------------
----------------------------------------------

----------------------------------------------
----------------------------------------------
Daniel R. Gernatt,              Over $100,000
Jr.
----------------------------------------------
----------------------------------------------
     VISION New
York Tax-Free      $10,000-$50,000
     Money Market
Fund
----------------------------------------------
----------------------------------------------
     VISION Large
Cap Growth                Over
     Fund             $100,000
----------------------------------------------
----------------------------------------------
     VISION Large
Cap Value                 Over
     Fund             $100,000
----------------------------------------------
----------------------------------------------
     VISION Mid           Over
Cap Stock Fund        $100,000
----------------------------------------------
----------------------------------------------
VISION                    Over
International         $100,000
Equity Fund
----------------------------------------------
----------------------------------------------
George K.                          $1-$10,000
Hambleton, Jr.
----------------------------------------------
----------------------------------------------
     VISION
     Money Market   $1-$10,000
Fund
----------------------------------------------

INVESTMENT ADVISER

     The Adviser conducts investment research and makes investment decisions for the Funds.

     The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

     As required by the 1940 Act, the Funds' Board has reviewed the Funds' investment advisory contract and subadvisory contracts. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Funds' investment objectives and long term performance; the Adviser's and subadvisers' management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided to the Funds and its shareholders by the M&T organization in addition to investment advisory services.

     In assessing the Adviser's and subadvisers' performance of their respective obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds.

     The Board also considers the compensation and benefits received by the adviser and subadvisers. This includes fees received for services provided to the Funds by other entities in the M&T organization and research services received by the Adviser and subadvisers from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser's service and fee. The Funds' Board is aware of these factors and takes them into account in its review of the Funds' advisory contract.

     The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Funds and working with the Adviser and subadviser on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Funds and the Adviser and subadviser. M&T provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the fund's portfolio securities; the nature and extent of the advisory and other services provided to the fund by the Adviser and the subadviser and their respective affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the funds and/or the Adviser are responding to them.

     The Board also receives financial information about the Adviser and subadviser, including reports on the compensation and benefits the Adviser or subadviser, as the case may be, derives from its relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by the Adviser's or subadviser's subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds' administrator and transfer agent). The reports also discuss any indirect benefit the Adviser or subadviser may derive from its receipt of research services from brokers who execute fund trades.

     The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each fund to the VISION family of funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by M&T.

SUB-ADVISERS
New York Tax-Free Money Market Fund

     The Adviser has delegated daily management of the NY Tax-Free Money Market Fund to the sub-adviser, Federated Investment Management Company (FIMCO). On June 21, 1999, Federated Investment Counseling (FIC) transferred its Sub-Advisory Contract to its affiliate, Federated Investment Management Company. FIC served as sub-adviser since September 8, 1998.

     For its services under the Sub-Advisory Agreement, FIMCO receives an allocable portion of the advisory fee the Adviser receives from the NY Tax-Free Money Market Fund. The allocation is based on the amount of securities which FIMCO manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. FIMCO is paid by the Adviser as follows:

---------------------------------------------------------
Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
---------------------------------------------------------
0.20%             on  the  first  $100  million  average
                  daily net assets;
---------------------------------------------------------
---------------------------------------------------------
0.18%             on  the  next  $100  million   average
                  daily net assets; and
---------------------------------------------------------
---------------------------------------------------------
0.15%             on average  daily net assets over $200
                  million.
---------------------------------------------------------


Mid Cap Stock Fund

     The Adviser has delegated daily management of the Mid Cap Stock Fund to the sub-adviser, Independence Investment LLC (Independence).

     For its services under the Sub-Advisory Agreement, Independence receives an allocable portion of the advisory fee the Adviser receives from the Mid Cap Stock Fund. The allocation is based on the amount of securities which Independence manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. Independence is paid by the Adviser as follows:

---------------------------------------------------------
Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
---------------------------------------------------------
0.40%             on assets up to $500 million
---------------------------------------------------------
---------------------------------------------------------
0.35%             on assets in excess of $500 million
---------------------------------------------------------


Large Cap Growth Fund

     The Adviser has delegated daily management of the Large Cap Growth Fund to the sub-adviser, Montag & Caldwell, Inc. (M&C). Alleghany Asset Management, Inc. (the parent of M&C) was acquired by ABN AMRO North America Holding Company on January 31, 2001.

     For its services under the Sub-Advisory Agreement, M&C receives an allocable portion of the advisory fee the Adviser receives from the Large Cap Growth Fund. The allocation is based on the amount of securities which M&C manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. M&C is paid by the Adviser as follows:


---------------------------------------------------------
Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
---------------------------------------------------------
0.50%             on  the  first  $50  million   average
                  daily net assets;
---------------------------------------------------------
---------------------------------------------------------
0.40%             on the next $50 million  average daily
                  net assets; and
---------------------------------------------------------
0.30%             on  the  next  $100  million   average
                  daily net assets; and,
---------------------------------------------------------
---------------------------------------------------------
0.20%             on average  daily net assets over $200
                  million.
---------------------------------------------------------

International Equity Fund

     The Adviser has delegated daily management of the International Equity Fund to the sub-adviser, UBS Global Asset Management (Americas) Inc (UBS) (formerly, Brinson Partners, Inc.). For its services under the Sub-Advisory Agreement, UBS receives an allocable portion of the advisory fee the Adviser receives from the International Equity Fund. The allocation is based on the amount of securities which UBS manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. UBS is paid by the Adviser as follows:

---------------------------------------------------------
Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
---------------------------------------------------------
0.40%             on  the  first  $50  million   average
                  daily net assets
---------------------------------------------------------
---------------------------------------------------------
0.35%             on  the  next  $150  million   average
                  daily net assets
---------------------------------------------------------
---------------------------------------------------------
0.30%             on average  daily net assets over $200
                  million
---------------------------------------------------------

Small Cap Stock Fund

     The Adviser has delegated daily management of the value component of the Small Cap Stock Fund to a sub-adviser, LSV Asset Management (LSV). For its services under the Sub-Advisory Agreement, LSV receives an allocable portion of the advisory fee the Adviser receives from the Small Cap Stock Fund. The allocation is based on the amount of securities which LSV manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. LSV is paid by the Adviser as follows:

---------------------------------------------------------
Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
---------------------------------------------------------
0.65%             On  the  first  $50  million   average
                  daily net assets
---------------------------------------------------------
---------------------------------------------------------
0.55%             On average  daily net assets  over $50
                  million
---------------------------------------------------------

     The Adviser has delegated daily management of the growth component of the Small Cap Stock Fund to a sub-adviser, Mazama Capital Management, Inc. (Mazama). For its services under the Sub-Advisory Agreement, Mazama receives an allocable portion of the advisory fee the Adviser receives from the Small Cap Stock Fund. The allocation is based on the amount of securities which Mazama manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. Mazama is paid by the Adviser as follows:

---------------------------------------------------------
Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
0.70%             On average daily net assets
---------------------------------------------------------


Code of ethics restrictions on personal trading

     As required by SEC rules, the Funds, their Adviser, subadvisers and Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Funds and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

     Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could diversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

Research Services

     Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

     On April 30, 2002, the following Funds owned securities of the following regular broker/dealers: U.S. Government Money Market Fund held repurchase agreements issued by Salomon Smith Barney Holdings valued at $348,000,000;
Short-Term Corporate Bond Portfolio held corporate obligations issued by Wachovia valued at $1,583,000, corporate obligations issued by Merrill Lynch valued at $2,101,000 and corporate obligations issued by Morgan Stanley Dean Witter valued at $1,029,000; the Intermediate-Term Bond Fund held corporate obligations issued by Morgan Stanley Dean Witter valued at $1,515,000; Income Fund held corporate obligations issued by Merrill Lynch valued at $5,004,000; Balanced Fund held equity securities issued by Morgan Stanley Dean Witter valued at $2,625,000 and equity securities issued by Merrill Lynch valued at $2,097,000; the Equity Index Fund held equity securities issued by Morgan Stanley Dean Witter valued at $554,000, equity securities issued by Wachovia Securities valued at $548,000 and equity securities issued by Merrill Lynch valued at $372,000; and Mid Cap Growth Fund held equity securities issued by E*Trade Group valued at $1,282,000.



CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company (FSC) and M&T Securities, Inc. serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. During the period May 1, 2001 through September 30, 2002, administrative services were provided for an aggregate annual fee as specified below:

Fees Payable to FSC:

----------------------------------------------------------
Maximum              Average  Aggregate  Daily Net Assets
Administrative Fee   of the Vision Group of Funds
----------------------------------------------------------
----------------------------------------------------------
0.06%                on the first $2 billion
----------------------------------------------------------
----------------------------------------------------------
0.03%                on the next $3 billion
----------------------------------------------------------
----------------------------------------------------------
0.015%               on assets in excess of $5 billion
----------------------------------------------------------

Fees Payable to M&T Securities, Inc.:
----------------------------------------------------------
Maximum              Average  Aggregate  Daily Net Assets
Administrative Fee   of the Vision Group of Funds
----------------------------------------------------------
----------------------------------------------------------
0.04%                on the first $5 billion
----------------------------------------------------------
----------------------------------------------------------
0.015%               on assets in excess of $5 billion
----------------------------------------------------------

     Effective October 1, 2002, the Administrative Fee has been changed to reflect the following fee schedule:

Fees Payable to FSC:

----------------------------------------------------------
                           Average  Aggregate  Daily  Net
Maximum                ----Assets of the Vision  Group of
Administrative Fee         Funds
----------------------------------------------------------
----------------------------------------------------------
0.06%                      on the first $2 billion
----------------------------------------------------------
----------------------------------------------------------
0.03%                      on the next $3 billion
----------------------------------------------------------
----------------------------------------------------------
0.02%                      on the next $2 billion
----------------------------------------------------------
----------------------------------------------------------
0.0125                     on the next $3 billion
----------------------------------------------------------
----------------------------------------------------------
0.01%                      on  assets  in  excess  of $10
                           billion
----------------------------------------------------------

Fees Payable to M&T Securities, Inc.:

----------------------------------------------------------
                           Average  Aggregate  Daily  Net
Maximum                ----Assets of the Vision  Group of
Administrative Fee         Funds
----------------------------------------------------------
----------------------------------------------------------
0.04%                      on the first $5 billion
----------------------------------------------------------
----------------------------------------------------------
0.03%                      on the next $2 billion
----------------------------------------------------------
----------------------------------------------------------
0.0175                     on the next $3 billion
----------------------------------------------------------
----------------------------------------------------------
0.015%                     on  assets  in  excess  of $10
                           billion
----------------------------------------------------------


     FSC, through its affiliate, Federated Shareholder Services Company (FSSC), a registered transfer agent, also serves as transfer and dividend disbursing agent to the Trust, and receives a separate fee from the Fund for these transfer agency services.

Service Arrangements Prior To November 1, 2000

     Prior to November 1, 2000, different servicing arrangements were in place for the Corporation. Federated Administrative Services (FAS) served as administrator for the Corporation, and provided the Funds with certain administrative personnel and services necessary to operate the Funds. FSC served as transfer agent (through its affiliate, FSSC) and fund accountant for the Corporation, and provided the Funds with certain financial, administrative, transfer agency and fund accounting services. FAS, FSC and FSSC are indirect wholly owned subsidiaries of Federated Investors, Inc. These services were provided for an aggregate annual fee as specified below:

----------------------------------------------------------
Maximum              Average  Aggregate  Daily Net Assets
Administrative Fee   of the Vision Group of Funds, Inc.
----------------------------------------------------------
----------------------------------------------------------
0.140 of 1%          on the first $1.4 billion
----------------------------------------------------------
----------------------------------------------------------
0.100 of 1%          on the next $750 million
----------------------------------------------------------
----------------------------------------------------------
0.070%               on assets in excess of $2.15 billion
----------------------------------------------------------



     Prior to December 1, 1997, FAS was paid an administrative fee by the Funds based on the following schedule:

----------------------------------------------------------
Maximum           Average  Aggregate  Daily Net Assets of
Administrative    the Vision Group of Funds, Inc.
Fee
----------------------------------------------------------
----------------------------------------------------------
0.150 of 1%       on the first $250 million
----------------------------------------------------------
----------------------------------------------------------
0.125 of 1%       on the next $250 million
----------------------------------------------------------
----------------------------------------------------------
0.100 of 1%       on the next $250 million
----------------------------------------------------------
----------------------------------------------------------
0.075 of 1%       on assets in excess of $750 million
----------------------------------------------------------

     The minimum administrative fee received during any year was $50,000 per Fund.

CUSTODIAN AND FUND ACCOUNTANT

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by a Fund are held by foreign banks participating in a global custody network coordinated by State Street Bank. Effective November 1, 2000, State Street Bank and Trust Company provides financial administration and fund accounting services to the Funds for an aggregate annual fee of 0.045% of the Funds' average daily net assets.

INDEPENDENT Auditors

     The independent auditor for the Funds, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Funds' financial statements and financial highlights are free of material misstatement.

==============================================================================

FEES PAID BY THE FUNDS FOR SERVICES

-------------------------------------------------------------------------------
                 Advisory Fee Paid/           Brokerage           Administrative Fee
                Advisory Fee Waived       Commissions Paid              Paid/
                                                                  Administrative Fee
                                                                        Waived
                                       -------------------------------------------------
              --------------------------------------------------------------------------
Funds           For the fiscal year      For the fiscal year     For the fiscal year
                       ended                    ended                   ended
                     April 30,                April 30,               April 30,
              --------------------------------------------------------------------------
              --------------------------------------------------------------------------
               2002     2001    2000    2002    2001    2000    2002    2001     2000
----------------------------------------------------------------------------------------
International $382,377$386,845 $527,053$69,547 $39,452 $96,172 $32,452 $42,591 $63,247
Equity Fund   $38,238 $134,854 $358,395                        $0      $5,095  $14,758
----------------------------------------------------------------------------------------
--------------
Small Cap     $1,189,8$992,167 $499,955$1,442,5$1,119,3$480,274$198,401$161,226$81,242
Growth Fund   $13,767 $12,402  $6,249                          $10,824 $0      $0
--------------
----------------------------------------------------------------------------------------
Small Cap     $2,846,9$3,782,19$4,786,5$478,598$326,608$634,832$371,925$491,682$622,241
Stock Fund    $372,376$491,682 $622,241                        $18,677 $0      $0
----------------------------------------------------------------------------------------
--------------
Mid Cap       $777,615$783,501 $606,168$85,654 $177,530$408,868$131,729$127,318$0
Growth Fund   $67,381 $58,761  $45,462                         $6,562  $0
--------------
----------------------------------------------------------------------------------------
Mid Cap       $972,545$979,474 $719,262$207,605$192,332$414,353$97,124 $120,898$116,322
Stock Fund    $0      $0       $0                              $0      $0      $0
----------------------------------------------------------------------------------------
--------------
Multi Cap     $1,477,5$1,761,84$1,220,7$396,859$618,852$1,391,9$278,654$327,198$226,703
Growth Fund   $101,116$125,846 $87,195                         $14,865 $0      $0
--------------
----------------------------------------------------------------------------------------
Large Cap     $122,938$75,978  $5,655  $20,142 $15,959 $6,091  $12,275 $9,080  $865
Growth Fund   $34,712 $12,730  $5,655                          $0      $0      $865
--------------
----------------------------------------------------------------------------------------
Large Cap     $1,400,3$1,594,37$1,967,4$418,785$126,281$215,056$371,925$491,682$622,241
Stock Fund    $0      $173,270 $393,485                        $18,677 $0      $0
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Equity Index  $201,903$257,048 $242,277$81,465 $76,861 $120,843$136,550$167,080$157,478
Fund          $145,813$151,871 $157,204                        $33,755 $53,454 $72,431
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Large Cap     $276,427$231,517 $267,746$112,595$88,500 $121,218$33,519 $34,439 $48,813
Value Fund    $0      $0       $0                              $0      $0      $0
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Equity        $546,080$593,195 $651,047$166,296$79,877 $42,940 $107,102$110,164$120,908
Income Fund   $56,451 $50,844  $55,803                         $5,379  $0      $0
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Managed       $3,918  $645     $567    $0      $100    _       $1,330  $90     $0
Allocation    $3,918  $645     $323                            $0      $0
Fund -
Conservative
Growth
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Managed       $11,116 $2,796   $2,049  $0      $5,714  _       $3,773  $378    $0
Allocation    $11,116 $2,796   $1,229                          $0      $0
Fund -
Moderate
Growth
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Managed       $7,075  $3,067   $1,637  $0      $12,219 _       $2,402  $385    $0
Allocation    $7,075  $3,067   $1,066                          $0      $0
Fund -
Aggressive
Growth
----------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
                 Advisory Fee Paid/           Brokerage           Administrative Fee
                Advisory Fee Waived       Commissions Paid              Paid/
                                                                  Administrative Fee
                                                                        Waived
              --------------------------------------------------------------------------
Funds           For the fiscal year      For the fiscal year     For the fiscal year
                       ended                    ended                   ended

              --------------------------------------------------------------------------
              --------------------------------------------------------------------------
              April   April    June    April   April   June    April   April   June
              30,     30, 2001 30,     30,     30,     30,     30,     30,     30,
               2002             2000    2002    2001    2000    2002    2001     2000
              --------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Balanced Fund $2,151,6$2,538,23$1,368,4$175,528$256,636$456,050$431,184$507,643$273,693
              $285,597$351,448 $189,483                        $22,858 $0      $0
----------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
                 Advisory Fee Paid/           Brokerage           Administrative Fee
                Advisory Fee Waived       Commissions Paid              Paid/
                                                                  Administrative Fee
                                                                        Waived
                                       -------------------------------------------------
              --------------------------------------------------------------------------
Funds           For the fiscal year      For the fiscal year     For the fiscal year
                       ended                    ended                   ended

              --------------------------------------------------------------------------
              --------------------------------------------------------------------------
              April   April    June    April   April   June    April   April   June
              30,     30, 2001 30,     30,     30,     30,     30,     30,     30,
               2002             2000    2002    2001    2000    2002    2001     2000
----------------------------------------------------------------------------------------
Intermediate  $795,306$749,586 $649,351$0      $0      $0      $173,680$162,409$140,691
Term Bond     $131,574$137,425 $119,048                        $7,394  $0      $0
Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Income Fund   $2,032,6$2,289,03$2,131,0$0      $0      $0      $434,696$495,955$461,715
              $241,935$343,356 $319,656                        $81,035 $0      $0
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Short-Term    $557,664$631,761 $733,885$0      $0      $0      $100,981$109,505$127,206
Corporate     $45,371 $42,117  $48,926                         $4,116  $0      $0
Bond Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Maryland      $788,419$742,979 $798,297$0      $0      $0      $159,258$148,595$59,658
Municipal     $201,256$182,888 $196,505                        $6,857  $0      $0
Bond Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Pennsylvania  $1,069,9$1,069,18$1,259,4$0      $0      $0      $213,783$213,834$251,887
Municipal     $4,727  $0       $0                              $9,029  $0      $0
Bond Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
New York      $553,523$454,654 $346,037$0      $0      $0      $67,114 $66,967 $63,066
Municipal     $71,167 $90,858  $98,868                         $0      $0      $0
Bond Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
U.S.          $714,832$525,184 $413,227$0      $0      $0      $86,674 $77,371 $75,305
Government    $0      $16,972  $29,516                         $0      $0      $0
Bond Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Short         $401,818$338,409 $345,946$0      $0      $0      $56,839 $72,308 $86,487
Duration      $133,940$111,378 $172,973                        $0      $8,542  $20,180
Government
Bond Fund
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                  Advisory Fee Paid/           Brokerage          Administrative Fee
                 Advisory Fee Waived       Commissions Paid              Paid/
                                                                  Administrative Fee
                                                                        Waived
               -------------------------------------------------------------------------
               -------------------------------------------------------------------------
Funds            For the fiscal year      For the fiscal year     For the fiscal year
                        ended                    ended                   ended
                      April 30,                April 30,               April 30,
               -------------------------------------------------------------------------
               -------------------------------------------------------------------------
                2002    2001     2000    2002    2001    2000    2002    2001    2000
               -------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Money Market   $8,912,6$7,236,8$5,272,75$0      $0     $0       $1,512,7$1,489,0$1,344,797
Fund           $2,673,1$723,684$527,275                         $0      $0      $0
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Tax-Free       $391,726$347,948$404,848 $0      $0     $0       $200,076$180,932$210,519
Money Market   $258,946$222,688$259,105                         $7,016  $0      $0
Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
U.S.           $4,105,5$3,852,0$4,097,21$0      $0     $0       $2,018,4$2,003,0$2,130,534
Government     $1,628,0$1,685,4$1,802,784                       $73,459 $0      $0
Money Market
Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
U.S. Treasury  $4,090,2$3,400,9$2,792,01$0      $0     $0       $694,237$702,363$711,804
Money Market   $736,238$580,724$446,722                         $0      $0      $0
Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Pennsylvania   $88,056 $1,069,1$1,259,44$0      $0     $0       $51,480 $213,834$251,887
Tax Free       $40,592 $0      $0                               $1,485  $0      $0
Money Market
Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
New York Tax   $935,723$810,287$790,870 $0      $0     $0       $158,826$167,024$201,503
Free Money     $168,430$152,780$142,357                         $0      $0      $0
Market Fund
----------------------------------------------------------------------------------------


12b-1 and Shareholder Services Fees

     The 12b-1 and Shareholder Services Fees shown below for Institutional Class Shares are disclosed because the respective Class A Shares and Class B Shares have not yet been publicly offered.

------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
------------------------------------------------------------
International $95,542      $52        $0         $155
Equity Fund
------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              Institutional Class B    Class A    Class B
                 Class
              ----------------------------------------------
------------------------------------------------------------
Small Cap      $127,113      $838     $254,618   $2,513
Growth Fund
------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
------------------------------------------------------------
Small Cap      $271,944      $402     $0         $1,207
Stock Fund
------------------------------------------------------------



------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
------------------------------------------------------------
Mid Cap         $7,549        N/A      $20,132      N/A
Growth Fund
------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
              ----------------------------------------------
------------------------------------------------------------
Mid Cap         $24,054     $4,061        $0      $12,184
Stock Fund
------------------------------------------------------------


------------------------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
              ----------------------------------------------
--------------
Multi Cap       $58,783     $35,480    $156,754   $106,441
Growth Fund
--------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
              ----------------------------------------------
------------------------------------------------------------
Large Cap       $11,679     $1,698        $0       $5,095
Growth Fund
------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
              ----------------------------------------------
--------------
Large Cap      $104,100     $2,472     $25,483     $7,415
Stock Fund
------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
------------------------------------------------------------
Equity Index    $12,698       N/A      $33,862      N/A
Fund
------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
                Class A     Class B    Class A    Class B
              ----------------------------------------------
------------------------------------------------------------
Large Cap         $0         $891         $0       $2,673
Value Fund
------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
------------------------------------------------------------
Equity          $6,903        N/A      $18,407      N/A
Income Fund
------------------------------------------------------------



------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
                Class A     Class B    Class A    Class B
              ----------------------------------------------
------------------------------------------------------------
Balanced Fund   $62,602     $36,498    $166,938   $109,493
------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
------------------------------------------------------------
Income Fund     $15,587     $2,704     $31,174     $8,112
------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
              ----------------------------------------------
--------------
Intermediate      N/A         N/A        N/A        N/A
Term Bond
Fund
------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
                Class A     Class B    Class A    Class B
              ----------------------------------------------
------------------------------------------------------------
   Managed        $0          $0          $0         $0
 Allocation
   Fund -
 Aggressive
   Growth

------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
                Class A     Class B    Class A    Class B
              ----------------------------------------------
------------------------------------------------------------
   Managed        $0          $0          $0         $0
 Allocation
   Fund -
  Moderate
   Growth

------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
                Class A     Class B    Class A    Class B
              ----------------------------------------------
------------------------------------------------------------
   Managed        $0          $0          $0         $0
 Allocation
   Fund -
Conservative
   Growth

------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
                Class A     Class B    Class A    Class B
              ----------------------------------------------
------------------------------------------------------------
Short-Term        N/A         N/A        N/A        N/A
Corporate
Bond Fund
------------------------------------------------------------
------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
------------------------------------------------------------
Maryland        $38,870     $2,630     $77,739     $7,980
Municipal
Bond Fund
------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
              ----------------------------------------------
--------------
Pennsylvania    $3,411       $393       $6,822     $3,091
Municipal
Bond Fund
--------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
------------------------------------------------------------
New York      $0          N/A         $0         $0
Municipal
Bond Fund
------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
------------------------------------------------------------
U.S.              $0          N/A         $0        N/A
Government
Bond Fund
------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Institutional Class    Institutional Class
                      Shares                 Shares

              ----------------------------------------------
--------------
Short                 $12,431                  $0
Duration
Government
Bond Fund
------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                      Class A                Class B
------------------------------------------------------------
Pennsylvania            N/A                    N/A
Tax Free
Money Market
Fund
------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                      Class A                Class A

------------------------------------------------------------
New York Tax            $0                     $0
Free Money
Market Fund
------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                      Class A                Class B
------------------------------------------------------------
Money Market            $0                 $2,240,191
Fund
------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                      Class A                Class B

------------------------------------------------------------
Tax-Free             $109,196                $65,518
Money Market
Fund
------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                      Class A                Class A
------------------------------------------------------------
U.S.                 $150,517               $250,861
Government
Money Market
Fund
------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                      Class A                Class A
------------------------------------------------------------
U.S.                    $0                     $0
Treasury
Money Market
Fund
------------------------------------------------------------


===============================================================================


HOW DO THE FUNDS MEASURE PERFORMANCE?

     The Funds may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

     When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

     The yield of Shares of the Equity, Income, Managed Allocation and Balanced Funds is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

     The yield of Shares of the Money Market Funds is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional
Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield of the Money Market Funds is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares of New York Tax-Free Money Market Fund, New York Municipal Bond Fund and Pennsylvania Municipal Bond Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

     To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.



Average Annual Total Returns and Yield
Total return are given for the period ended December 31, 2002.

     Yield and Effective Yield are given for the 7-day and 30-day periods ended December 31, 2002.


-------------------------------------------------------------------
International          30-Day         1 Year    Start of
                       Period                   Performance on
Equity Fund                                     2/9/1999
-------------------------------------------------------------------
-------------------------------------------------------------------
Class A Shares:
-------------------------------------------------------------------
-------------------------------------------------------------------
Total Return
-------------------------------------------------------------------
-------------------------------------------------------------------
Before Taxes           N/A            (16.72)%  (5.46)%
-------------------------------------------------------------------
-------------------------------------------------------------------
After Taxes on         N/A            (17.19)%   (6.60)%
Distributions
-------------------------------------------------------------------
-------------------------------------------------------------------
After Taxes on         N/A            (10.27)%   (4.73)%
Distributions and
Sale of Shares
-------------------------------------------------------------------
-------------------------------------------------------------------
Yield                  N/A            N/A       N/A
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
                       30-Day         1 Year    Start of
                       Period                   Performance on
Class B Shares:                                 1/10/2001
-------------------------------------------------------------------
-------------------------------------------------------------------
Total Return
-------------------------------------------------------------------
-------------------------------------------------------------------
Before Taxes           N/A            (17.13)%  (15.57)%
-------------------------------------------------------------------
-------------------------------------------------------------------
After Taxes on         N/A            (17.34)%  (15.89)%
Distributions
-------------------------------------------------------------------
-------------------------------------------------------------------
After Taxes on         N/A            (10.52)%   (12.35)%
Distributions and
Sale of Shares
-------------------------------------------------------------------
-------------------------------------------------------------------
Yield                  N/A            N/A       N/A
-------------------------------------------------------------------

-----------------------------------------------------------------------------
Small Cap Growth       30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Fund                                                      7/13/1995
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (31.31)%  12.23%    13.16%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (31.31)%  8.62%     8.82%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (19.22)%   8.77%     8.90%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                       30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Class B Shares:                                           7/13/1995
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (31.99)%  12.42%    12.97%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------

----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Small Cap Stock Fund   30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
                                                          7/1/1994
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (22.63)%  0.49%     7.95%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (26.47)%  (2.92)%   5.71%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (10.86)%   (0.72)%   5.88%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
--------------------------------------------------------------------
Class B Shares:        30-Day         1 Year     Start of
                       Period                    Performance on
                                                 1/10/2001
--------------------------------------------------------------------
--------------------------------------------------------------------
Total Return
--------------------------------------------------------------------
--------------------------------------------------------------------
Before Taxes           N/A            (22.00)%   (8.01)%
--------------------------------------------------------------------
--------------------------------------------------------------------
After Taxes on         N/A            (26.09)%    (10.78)%
Distributions
--------------------------------------------------------------------
--------------------------------------------------------------------
After Taxes on         N/A            (10.28)%   (6.46)%
Distributions and
Sale of Shares
--------------------------------------------------------------------
--------------------------------------------------------------------
Yield                  N/A            N/A        N/A
--------------------------------------------------------------------




Mid Cap Growth Fund    30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
                                                          11/18/1996
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (24.85)%  2.58%     6.84%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (24.85)%  0.69%     4.86%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (15.26)%   2.03%     5.40%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------



-----------------------------------------------------------------------------
Mid Cap Stock Fund     30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
                                                          11/29/1993
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (18.66)%  (1.18)%   7.56%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (18.66)%  (2.55)%   5.68%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (11.46)%   (1.32)%   5.62%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
--------------------------------------------------------------------
Class B Shares:        30-Day         1 Year     Start of
                       Period                    Performance on
                                                 3/14/2000
--------------------------------------------------------------------
--------------------------------------------------------------------
Total Return
--------------------------------------------------------------------
--------------------------------------------------------------------
Before Taxes           N/A            (19.14)%   (3.62)%
--------------------------------------------------------------------
--------------------------------------------------------------------
After Taxes on         N/A            (19.14)%    (5.12)%
Distributions
--------------------------------------------------------------------
--------------------------------------------------------------------
After Taxes on         N/A            (11.75)%    (3.36)%
Distributions and
Sale of Shares
--------------------------------------------------------------------
--------------------------------------------------------------------
Yield                  N/A            N/A        N/A
--------------------------------------------------------------------

-----------------------------------------------------------------------------
Multi Cap Growth       30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Fund                                                      7/16/1993
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (36.80)%  0.26%     6.36%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (36.80)%  (1.27)%   4.29%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (22.59)%   0.00%      4.57%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                       30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Class B Shares:                                           7/16/1993
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (37.42)%  0.71%     5.87%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------


-----------------------------------------------------------------------------
Large Cap Growth       30-Day Period     1 Year        Start of
                                                       Performance on
Fund                                                   3/20/2000
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A               (27.73)%      (16.43)%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A               (27.73)%      (16.44)%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A               (17.03)%      (12.70)%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A               N/A           N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                       30-Day Period     1 Year        Start of
                                                       Performance on
Class B Shares:                                        4/6/2000
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A               (27.94)%      (17.59)%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A               (27.94)%      (17.60)%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A               (17.16)%      (13.56)%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
Yield                  N/A               N/A           N/A
-----------------------------------------------------------------------------


-----------------------------------------------------------------------------
Large Cap Stock Fund   30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
                                                          4/1/1996
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (28.39)%  (2.44)%   4.23%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (28.73)%  (4.52)%   1.74%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (17.19)%  (1.73)%   3.19%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
-------------------------------------------------------------------
Class B Shares:        30-Day         1 Year    Start of
                       Period                   Performance on
                                                4/1/1996
-------------------------------------------------------------------
-------------------------------------------------------------------
Total Return
-------------------------------------------------------------------
-------------------------------------------------------------------
Before Taxes           N/A            (29.06)%  3.80%
-------------------------------------------------------------------
-------------------------------------------------------------------
Yield                  N/A            N/A       N/A
-------------------------------------------------------------------


-----------------------------------------------------------------------------
Equity Index Fund      30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
                                                          10/1/1997
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (25.90)%  (1.54)%   (0.83)%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (26.16)%  (1.13)%   (2.13)%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (15.89)%   (1.00)%   (0.59)%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Large Cap Value Fund   30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
                                                          9/26/1997
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (29.11)%  (4.20)%   (3.09)%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (11.46)%  (5.06)%   (3.94)%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (17.86)%  (3.59)%   (2.73)%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
--------------------------------------------------------------------
Class B Shares:        30-Day         1 Year     Start of
                       Period                    Performance on
                                                 12/10/1999
--------------------------------------------------------------------
--------------------------------------------------------------------
Total Return
--------------------------------------------------------------------
--------------------------------------------------------------------
Before Taxes           N/A            (29.38)%   (9.68)%
--------------------------------------------------------------------
--------------------------------------------------------------------
After Taxes on                        (29.38)%   (10.46)%
Distributions
--------------------------------------------------------------------
--------------------------------------------------------------------
After Taxes on                        (18.04)%    (7.80)%
Distributions and
Sale of Shares
--------------------------------------------------------------------
--------------------------------------------------------------------
Yield                  N/A            N/A        N/A
--------------------------------------------------------------------

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Equity Income Fund     30-Day          1 Year   5 Years   Start of
                       Period                             Performance on
                                                          11/18/1996
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A             (22.95)% (2.74)%   2.46%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A             (23.37)%  (4.17)%   0.57%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A             (14.06)%  (2.35)%   (1.59)%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A             N/A      N/A       N/A
-----------------------------------------------------------------------------


-----------------------------------------------------------------------------
Balanced Fund          30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
                                                          7/16/1993
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (21.73)%  2.29%     6.49%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (22.23)%  0.89%     4.45%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (13.33)%   1.54%     4.50%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                       30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Class B Shares:                                           7/16/1993
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (22.52)%  1.97%     6.18%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------


-------------------------------------------------------------------
Managed Allocation     30-Day         1 Year    Start of
Fund - Aggressive      Period                   Performance on
Growth                                          2/18/1999
-------------------------------------------------------------------
-------------------------------------------------------------------
Class A Shares:
-------------------------------------------------------------------
-------------------------------------------------------------------
Total Return
-------------------------------------------------------------------
-------------------------------------------------------------------
Before Taxes           N/A            (22.55)%  (5.78)%
-------------------------------------------------------------------
-------------------------------------------------------------------
After Taxes on         N/A            (22.74)%  (6.42)%
Distributions
-------------------------------------------------------------------
-------------------------------------------------------------------
After Taxes on         N/A            (13.70)%  (4.73)%
Distributions and
Sale of Shares
-------------------------------------------------------------------
-------------------------------------------------------------------
Yield                  N/A            N/A       N/A
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
---------------------------------------------------------
Class B Shares:        30-Day         Start of
                       Period         Performance on
                                      5/1/2002
---------------------------------------------------------
---------------------------------------------------------
Total Return
---------------------------------------------------------
---------------------------------------------------------
Before Taxes           N/A            (22.23)%
---------------------------------------------------------
---------------------------------------------------------
Yield                  N/A            N/A
---------------------------------------------------------


--------------------------------------------------------------------
Managed Allocation     30-Day         1 Year     Start of
Fund - Moderate        Period                    Performance on
Growth                                           2/4/1999
--------------------------------------------------------------------
--------------------------------------------------------------------
Class A Shares:
--------------------------------------------------------------------
--------------------------------------------------------------------
Total Return
--------------------------------------------------------------------
--------------------------------------------------------------------
Before Taxes           N/A            (14.79)%   (2.22)%
--------------------------------------------------------------------
--------------------------------------------------------------------
After Taxes on         N/A            (15.24)%   (3.28)%
Distributions
--------------------------------------------------------------------
--------------------------------------------------------------------
After Taxes on         N/A            (9.00)%    (2.22)%
Distributions and
Sale of Shares
--------------------------------------------------------------------
--------------------------------------------------------------------
Yield                  1.17%          N/A        N/A
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
----------------------------------------------------------
Class B Shares:        30-Day          Start of
                       Period          Performance on
                                       4/30/2002
----------------------------------------------------------
----------------------------------------------------------
Total Return
----------------------------------------------------------
----------------------------------------------------------
Before Taxes           N/A             (15.49)%
----------------------------------------------------------
----------------------------------------------------------
Yield                  N/A             N/A
----------------------------------------------------------

-----------------------------------------------------------------------------
Managed Allocation     7-Day Period    1 Year   5 Years   Start of
Fund - Conservative                                       Performance on
Growth                                                    2/3/1999
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A             (5.12)%  0.92%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A             (6.12)%  (0.49)%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A             (3.11)%  (0.05)%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A             N/A      N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
--------------------------------------------------------------
Class B Shares:        7-Day Period    Start of
                                       Performance on
                                       4/30/2002
--------------------------------------------------------------
--------------------------------------------------------------
Total Return
--------------------------------------------------------------
--------------------------------------------------------------
Before Taxes           N/A             (7.35)%
--------------------------------------------------------------
--------------------------------------------------------------
Yield                  N/A             N/A
--------------------------------------------------------------


-----------------------------------------------------------------------------
Intermediate-Term      30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Bond Fund                                                 11/18/1996
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
*Institutional
Class Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            8.96%     6.43%     6.45%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            7.10%     4.20%     4.14%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            5.44%     4.03%     4.00%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------


*The total returns shown above are for the Institutional Class Shares, which are other classes of shares offered by Intermediate-Term Bond Fund. Class A Shares are not offered in this SAI for the Fund's Class A, Class B and Class C Shares. The total returns for the Institutional Class Shares are disclosed here because Class A Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Class A Shares will not exceed those of the Institutional Class Shares.



-----------------------------------------------------------------------------
Income Fund            30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
                                                          7/16/1993
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            3.69%     5.05%     5.64%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            1.95%     2.84%     3.39%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            2.21%     2.90%     3.36%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
                       7-Day Period   1 Year    5 Years   Start of
                                                          Performance on
Class B Shares:                                           7/16/1993
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            2.75%     5.02%     5.46%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------



-----------------------------------------------------------------------------
Short-Term             30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Corporate Bond Fund                                       10/31/1995
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
*Institutional
Class Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            4.30%     5.12%     5.20%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            2.82%     3.10%     3.12%
Distributions          N
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            2.62%     3.09%     3.11%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------


*The total returns shown above are for the Institutional Class Shares, which are other classes of shares offered by Short-Term Corporate Bond Fund. Class A Shares are not offered in this SAI for the Fund's Class A, Class B and Class C Shares. The total returns for the Institutional Class Shares are disclosed here because Class A Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Class A Shares will not exceed those of the Institutional Class Shares.



-----------------------------------------------------------------------------
Maryland Municipal     30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Bond Fund                                                 11/18/1996
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            3.46%     3.89%     4.53%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            3.46%     3.83%     4.46%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            3.66%     3.91%     4.45%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Effective Yield        N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                       30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Class B Shares:                                           11/18/1996
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            2.46%     6.33%     6.58%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Effective Yield        N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------


-----------------------------------------------------------------------------
Pennsylvania           30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Municipal Bond Fund                                       4/1/1996
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            3.99%     3.73%     4.22%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            3.99%     3.68%     4.17%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            3.96%     3.75%     4.16%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Effective Yield        N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                        0-Day           Year      Years   Start of
                       3eriod                             Performance on
Class B Shares:        P              1         5         4/1/1996
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            3.14%     5.62%     5.65%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Effective Yield        N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------


-----------------------------------------------------------------------------
New York Municipal     30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Bond Fund                                                 10/22/1993
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            3.86%     4.12%     5.03%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            3.83%     4.05%     4.98%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            3.88%     4.10%     4.90%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Effective Yield        N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------


-----------------------------------------------------------------------------
U.S. Government        30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Bond Fund                                                 10/22/1993
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            4.76%     5.85%     5.55%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            2.58%     3.36%     3.07%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            2.86%     3.40%     3.14%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------



-----------------------------------------------------------------------------
Short-Duration         30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Government Bond Fund                                      10/31/1995
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional Class
Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            2.68%     4.97%     5.00%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            0.78%     2.70%     3.25%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            1.61%     2.82%     3.14%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------

*The total returns shown above are for the Institutional Class Shares, which are other classes of shares offered by Short Duration Government Bond Fund. Class A Shares are not offered in this SAI for the Fund's Class A, Class B and Class C Shares. The total returns for the Institutional Class Shares are disclosed here because Class A Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Class A Shares will not exceed those of the Institutional Class Shares.



-------------------------------------------------------------------
Pennsylvania           7-Day Period   1 Year    Start of
Tax-Free Money                                  Performance on
Market Fund                                     5/1/2001
-------------------------------------------------------------------
-------------------------------------------------------------------
*Institutional
Class Shares:
-------------------------------------------------------------------
-------------------------------------------------------------------
Total Return
-------------------------------------------------------------------
-------------------------------------------------------------------
Before Taxes           N/A            0.99%     1.32%
-------------------------------------------------------------------
-------------------------------------------------------------------
Yield                  0.95%          N/A       N/A
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
Pennsylvania           7-Day Period   1 Year    Start of
Tax-Free Money                                  Performance on
Market Fund                                     5/11/2001
-------------------------------------------------------------------
-------------------------------------------------------------------
*Institutional II
Shares:
-------------------------------------------------------------------
-------------------------------------------------------------------
Total Return
-------------------------------------------------------------------
-------------------------------------------------------------------
Before Taxes           N/A            1.29%     1.29%
-------------------------------------------------------------------
-------------------------------------------------------------------
Yield                  N/A            N/A       N/A
-------------------------------------------------------------------


*The total returns shown above are for the Institutional and Institutional II Shares, which are other classes of shares offered by Pennsylvania Tax-Free Money Market Fund. Class A Shares are not offered in this SAI for the Fund's Class A, Class B and Class C Shares. The total returns for Institutional and
Institutional II Shares are disclosed here because Class A Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Class A Shares will not exceed those of the Institutional and Institutional II Shares.


-----------------------------------------------------------------------------
New York Tax-Free      7-Day Period   1 Year    5 Years   10 Years
Money Market Fund
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return           N/A            0.98%     2.50%     2.61%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  0.95%          N/A       N/A       N/A
-----------------------------------------------------------------------------


-----------------------------------------------------------------------------
Money Market Fund      7-Day Period   1 Year    5 Years   Start of
                                                          Performance on
                                                          9/4/2001
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return           N/A            1.14%     4.06%     4.98%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  0.75%          N/A       N/A       N/A
-----------------------------------------------------------------------------


-----------------------------------------------------------------------------
Tax-Free Money         7-Day Period   1 Year    5 Years   Start of
                                                          Performance on
Market Fund                                               3/15/1994
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            0.88%     2.45%     2.71%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  0.91%          N/A       N/A       N/A
-----------------------------------------------------------------------------


-----------------------------------------------------------------------------
U.S. Government        7-Day Period   1 Year    5 Years   Start of
                                                          Performance on
Money Market Fund                                         7/7/1997
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return           N/A            1.27%     4.04%     4.15%
-----------------------------------------------------------------------------
Yield                  0.81%          N/A       N/A       N/A
-----------------------------------------------------------------------------


-----------------------------------------------------------------------------
U.S. Treasury Money    7-Day Period   1 Year    5 Years   10 Years
Market Fund
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return           N/A            1.13%     3.90%     4.13%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  0.78%          N/A       N/A       N/A
-----------------------------------------------------------------------------

---------------------------------------------------------------------------



TAX EQUIVALENCY TABLEs

Set forth below are samples of tax-equivalency tables that may be used in advertising and sales literature. These tables are for illustrative purposes only and are not representative of past or future performance of the Tax-Free Money Market Fund, New York Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund, New York Municipal Bond Fund, Maryland Municipal Bond Fund and Pennsylvania Municipal Bond Fund. The interest earned by the municipal securities owned by the Funds generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Funds' income may be subject to the federal AMT and state and/or local taxes. The tax-equivalent yield for the New York Tax-Free Money Market Fund for the 7-day period ended April 30, 2002 was 2.33%. The tax-equivalent yield for the New York Municipal Bond Fund for the 30-day period ended April 30, 2002 was 6.47%. The tax-equivalent yield for the Pennsylvania Municipal Bond Fund for the 30-day period ended April 30, 2002 was 5.70%.

                             TAXABLE YIELD EQUIVALENT FOR 2003
                                     STATE OF NEW YORK
-------------------------------------------------------------------------------------
TAX
BRACKET:
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
FEDERAL           10.00%      15.00%      27.00%      30.00%      35.00%      38.60%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
COMBINED
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
FEDERAL &        14.000%     21.850%     33.850%     36.850%     41.850%     45.450%
STATE
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
JOINT                 $0-    $12,001-    $47,451-   $114,651-   $174,701-       OVER
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
RETURN:          $12,000     $47,450    $114,650    $174,700    $311,950    $311,950
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
SINGLE                $0-     $6,001-    $28,401-    $68,801-   $143,501-       OVER
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
RETURN:           $6,000     $28,400     $68,800    $143,500    $311,950    $311,950
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
TAX-EXEMPT
-----------                        TAXABLE YIELD EQUIVALENT
   YIELD
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      0.50%        0.58%       0.64%       0.76%       0.79%       0.86%       0.92%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      1.00%        1.16%       1.28%       1.51%       1.58%       1.72%       1.83%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      1.50%        1.74%       1.92%       2.27%       2.38%       2.58%       2.75%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      2.00%        2.33%       2.56%       3.02%       3.17%       3.44%       3.67%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      2.50%        2.91%       3.20%       3.78%       3.96%       4.30%       4.58%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      3.00%        3.49%       3.84%       4.54%       4.75%       5.16%       5.50%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      3.50%        4.07%       4.48%       5.29%       5.54%       6.02%       6.42%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      4.00%        4.65%       5.12%       6.05%       6.33%       6.88%       7.33%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      4.50%        5.23%       5.76%       6.80%       7.13%       7.74%       8.25%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      5.00%        5.81%       6.40%       7.56%       7.92%       8.60%       9.17%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      5.50%        6.40%       7.04%       8.31%       8.71%       9.46%      10.08%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      6.00%        6.98%       7.68%       9.07%       9.50%      10.32%      11.00%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      6.50%        7.56%       8.32%       9.83%      10.29%      11.18%      11.92%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      7.00%        8.14%       8.96%      10.58%      11.08%      12.04%      12.83%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      7.50%        8.72%       9.60%      11.34%      11.88%      12.90%      13.75%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      8.00%        9.30%      10.24%      12.09%      12.67%      13.76%      14.67%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      8.50%        9.88%      10.88%      12.85%      13.46%      14.62%      15.58%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      9.00%       10.47%      11.52%      13.61%      14.25%      15.48%      16.50%
-------------------------------------------------------------------------------------

Note:       The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.  Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.


                             TAXABLE YIELD EQUIVALENT FOR 2003
                                   STATE OF PENNSYLVANIA

-------------------------------------------------------------------------------------
TAX
BRACKET:
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
FEDERAL           10.00%      15.00%      27.00%      30.00%      35.00%      38.60%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
COMBINED
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
FEDERAL &        12.800%     17.800%     29.800%     32.800%     37.800%     41.400%
STATE
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
JOINT                 $0-    $12,001-    $47,451-   $114,651-   $174,701-       OVER
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
RETURN:          $12,000     $47,450    $114,650    $174,700    $311,950    $311,950
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
SINGLE                $0-     $6,001-    $28,401-    $68,801-   $143,501-       OVER
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
RETURN:           $6,000     $28,400     $68,800    $143,500    $311,950    $311,950
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
TAX-EXEMPT
   YIELD                           TAXABLE YIELD EQUIVALENT
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      0.50%        0.57%       0.61%       0.71%       0.74%       0.80%       0.85%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      1.00%        1.15%       1.22%       1.42%       1.49%       1.61%       1.71%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      1.50%        1.72%       1.82%       2.14%       2.23%       2.41%       2.56%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      2.00%        2.29%       2.43%       2.85%       2.98%       3.22%       3.41%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      2.50%        2.87%       3.04%       3.56%       3.72%       4.02%       4.27%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      3.00%        3.44%       3.65%       4.27%       4.46%       4.82%       5.12%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      3.50%        4.01%       4.26%       4.99%       5.21%       5.63%       5.97%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      4.00%        4.59%       4.87%       5.70%       5.95%       6.43%       6.83%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      4.50%        5.16%       5.47%       6.41%       6.70%       7.23%       7.68%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      5.00%        5.73%       6.08%       7.12%       7.44%       8.04%       8.53%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      5.50%        6.31%       6.69%       7.83%       8.18%       8.84%       9.39%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      6.00%        6.88%       7.30%       8.55%       8.93%       9.65%      10.24%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      6.50%        7.45%       7.91%       9.26%       9.67%      10.45%      11.09%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      7.00%        8.03%       8.52%       9.97%      10.42%      11.25%      11.95%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      7.50%        8.60%       9.12%      10.68%      11.16%      12.06%      12.80%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      8.00%        9.17%       9.73%      11.40%      11.90%      12.86%      13.65%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      8.50%        9.75%      10.34%      12.11%      12.65%      13.67%      14.51%
-------------------------------------------------------------------------------------
      9.00%       10.32%      10.95%      12.82%      13.39%      14.47%      15.36%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.  Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.


                             TAXABLE YIELD EQUIVALENT FOR 2003
                                     STATE OF MARYLAND
                                 INCLUDING LOCAL INCOME TAX

-------------------------------------------------------------------------------
COMBINED
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
FEDERAL,        17.90%     22.90%      34.90%     37.90%     42.90%     46.50%
STATE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
& COUNTY
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
JOINT               $0 -  $12,001 -   $47,451-  $114,651-  $174,701-      OVER
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RETURN:        $12,000    $47,450    $114,650   $174,700   $311,950   $311,950
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
SINGLE              $0 -   $6,001 -   $28,401-   $68,801-  $143,501-      OVER
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RETURN:         $6,000    $28,400     $68,800   $143,500   $311,950   $311,950
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TAX-EXEMPT
   YIELD                        TAXABLE YIELD EQUIVALENT
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      0.50%      0.61%      0.65%       0.77%      0.81%      0.88%      0.93%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      1.00%      1.22%      1.30%       1.54%      1.61%      1.75%      1.87%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      1.50%      1.83%      1.95%       2.30%      2.42%      2.63%      2.80%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      2.00%      2.44%      2.59%       3.07%      3.22%      3.50%      3.74%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      2.50%      3.05%      3.24%       3.84%      4.03%      4.38%      4.67%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      3.00%      3.65%      3.89%       4.61%      4.83%      5.25%      5.61%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      3.50%      4.26%      4.54%       5.38%      5.64%      6.13%      6.54%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      4.00%      4.87%      5.19%       6.14%      6.44%      7.01%      7.48%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      4.50%      5.48%      5.84%       6.91%      7.25%      7.88%      8.41%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      5.00%      6.09%      6.49%       7.68%      8.05%      8.76%      9.35%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      5.50%      6.70%      7.13%       8.45%      8.86%      9.63%     10.28%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      6.00%      7.31%      7.78%       9.22%      9.66%     10.51%     11.21%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      6.50%      7.92%      8.43%       9.98%     10.47%     11.38%     12.15%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      7.00%      8.53%      9.08%      10.75%     11.27%     12.26%     13.08%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      7.50%      9.14%      9.73%      11.52%     12.08%     13.13%     14.02%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      8.00%      9.74%     10.38%      12.29%     12.88%     14.01%     14.95%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      8.50%     10.35%     11.02%      13.06%     13.69%     14.89%     15.89%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      9.00%     10.96%     11.67%      13.82%     14.49%     15.76%     16.82%
-------------------------------------------------------------------------------

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. The local income tax rate is assumed to be the maximum county rate, or 3.15%.

                             TAXABLE YIELD EQUIVALENT FOR 2003
                                 MULTISTATE MUNICIPAL FUND
-------------------------------------------------------------------------------------
    TAX
 BRACKET:
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  FEDERAL         10.00%    15.00%      27.00%      30.00%       35.00%       38.60%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
   JOINT              $0-  $12,001 -   $47,451-   $114,651 -   $174,701 -       OVER
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  RETURN:        $12,000   $47,450    $114,650     174,700      311,950     $311,950
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  SINGLE              $0-   $6,001 -   $28,401-    $68,801 -   $143,501 -       OVER
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  RETURN:         $6,000   $28,400     $68,800    $143,500     $311,950     $311,950
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
TAX-EXEMPT
   YIELD                           TAXABLE YIELD EQUIVALENT
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      0.50%        0.56%     0.59%       0.68%        0.71%       0.77%        0.81%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      1.00%        1.11%     1.18%       1.37%        1.43%       1.54%        1.63%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      1.50%        1.67%     1.76%       2.05%        2.14%       2.31%        2.44%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      2.00%        2.22%     2.35%       2.74%        2.86%       3.08%        3.26%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      2.50%        2.78%     2.94%       3.42%        3.57%       3.85%        4.07%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      3.00%        3.33%     3.53%       4.11%        4.29%       4.62%        4.89%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      3.50%        3.89%     4.12%       4.79%        5.00%       5.38%        5.70%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      4.00%        4.44%     4.71%       5.48%        5.71%       6.15%        6.51%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      4.50%        5.00%     5.29%       6.16%        6.43%       6.92%        7.33%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      5.00%        5.56%     5.88%       6.85%        7.14%       7.69%        8.14%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      5.50%        6.11%     6.47%       7.53%        7.86%       8.46%        8.96%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      6.00%        6.67%     7.06%       8.22%        8.57%       9.23%        9.77%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      6.50%        7.22%     7.65%       8.90%        9.29%      10.00%       10.59%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      7.00%        7.78%     8.24%       9.59%       10.00%      10.77%       11.40%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      7.50%        8.33%     8.82%      10.27%       10.71%      11.54%       12.21%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      8.00%        8.89%     9.41%      10.96%       11.43%      12.31%       13.03%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      8.50%        9.44%    10.00%      11.64%       12.14%      13.08%       13.84%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      9.00%       10.00%    10.59%      12.33%       12.86%      13.85%       14.66%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      9.50%       10.56%    11.18%      13.01%       13.57%      14.62%       15.47%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
     10.00%       11.11%    11.76%      13.70%       14.29%      15.38%       16.29%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
     10.50%       11.67%    12.35%      14.38%       15.00%      16.15%       17.10%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
     11.00%       12.22%    12.94%      15.07%       15.71%      16.92%       17.92%
-------------------------------------------------------------------------------------


Note:The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

|    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

|    charts,  graphs and illustrations  using the Funds' returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

| discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

| information about the mutual fund industry from sources such as the Investment Company Institute.

     The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

| Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, the Government Fund and the NY Municipal Income Fund will quote their Lipper rankings in the "General U.S. Government Funds" and the "New York Municipal Bond Funds" categories, respectively, in advertising and sales literature.

| Lehman Brothers Government (LT) Index is an index composed of bonds issued by the U.S. government or its agencies which have at least $1 million outstanding in principal and which have maturities of ten years or longer. Index figures are total return figures calculated monthly.

| Lehman Brothers Government/Corporate Total Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. Tracked by Lehman Brothers, the index has an average maturity of nine years. It calculates total returns for one month, three months, twelve months, and ten year periods, and year-to-date.

| Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives; foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum rating of BBB by S&P or Fitch, or a minimum rating of Baa by Moody's.

| Lehman Brothers 1-3 Year Government Index is a widely recognized index of U.S. government obligations with maturities between one and three years.

| Lehman Brothers 5 Year Municipal Bond Index is a widely recognized index of intermediate investment-grade tax-exempt bonds.

| Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $5 million and a maturity range of 6-8 years. As of January 1996 the index also includes zero coupon bonds and bonds subject to the AMT.

| Lehman Brothers 10 Year Municipal Bond Index is a widely recognized index of long-term investment-grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds, and prefunded bonds with maturities between eight and twelve years.

| Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

| Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

| Lehman Brothers Government/Credit Bond Index is composed of all bonds that are investment grade rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's. Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

| Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI-EAFE) is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency.

|    Morgan Stanley Capital International Emerging Markets Free Index (MSCI-EMF)
     is  an  unmanaged  index  reflecting   approximately   60%  of  the  market
     capitalization, by industry, in each of 26 emerging market countries.

| Merrill Lynch Corporate And Government Index is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof. These quality parameters are based on composites of ratings assigned by S&P and Moody's. Only notes and bonds with a minimum maturity of one year are included.

| Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term government securities with maturities between 1 and 2.99 years. They are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

| Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

| Merrill Lynch Taxable Bond Indices include U.S. Treasury and agency issues and were designed to keep pace with structural changes in the fixed income market. The performance indicators capture all rating changes, new issues, and any structural changes of the entire market.

| AMEX Market less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

| Salomon Brothers AAA-AA Corporate Index calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.

| Salomon Brothers Long-Term High Grade Corporate Bond Index is an unmanaged index of long-term high grade corporate bonds issued by U.S. corporations with maturities ranging from 10 to 20 years.

| Salomon Brothers Total Rate-of-Return Index for mortgage pass-through securities reflects the entire mortgage pass-through market and reflects their special characteristics. The index represents data aggregated by mortgage pool and coupon within a given sector. A market-weighted portfolio is constructed considering all newly created pools and coupons.

| Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury maturing in 30 days.

| S&P Midcap 400 Index is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market.

| S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

| Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

| Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

|    Consumer Price Index is generally considered to be a measure of inflation.

| Donoghue's Money Fund Report publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and year-to-date investment results for the same money funds.

| iMoneyNet, formerly IBC Financial Data, is the leading provider of information on money market mutual funds. The company, a subsidiary of Informa Financial Information, Inc., has published Money Fund Report, an industry-leading weekly newsletter since 1975, and has produced Money Fund Vision, a database software package, since 1993.

| Bank Rate Monitor National Index, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading banks and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

| Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than l,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

From time to time, the Money Market Fund will quote their Lipper rankings in the "money market instrument funds" category in advertising and sales literature.
Investors may use such a reporting service in addition to the Funds' prospectuses to obtain a more complete view of the Funds' performance before investing. Of course, when comparing Fund performance to any reporting service, factors such as composition of the reporting service and prevailing market conditions should be considered in assessing the significance of such comparisons.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, a Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as federally insured bank products, including time deposits, bank savings accounts, certificates of deposit, and Treasury bills, and to money market funds using the Lipper, Inc. money market instruments average. Unlike federally insured bank products, the Shares of the Funds are not insured. Unlike money market funds, which attempt to maintain a stable NAV, the NAV of the Income and Equity Funds' Shares fluctuates.
Advertisements may quote performance information which does not reflect the effect of any applicable sales charges.

Mutual Fund Market

Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available according to the Investment Company Institute.

FINANCIAL INFORMATION
=============================================================================

The Financial Statements for the Funds, for the fiscal year ended April 30, 2002, and the six months ended October 31, 2002, are incorporated by reference to the Annual Report to Shareholders and the Semi-Annual Report to Shareholders of the Vision Group of Funds and the ARK Funds, respectively, each dated April 30, 2002 and October 31, 2002.

INVESTMENT RATINGS
===============================================================================

Standard and Poor's
Long-Term Debt Rating Definitions

     AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

     BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

     B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

     CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

     C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Commercial Paper (CP) Ratings

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Short-Term Municipal Obligation Ratings

     A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

     SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

     SP-2--Satisfactory capacity to pay principal and interest.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings

     S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

Moody's Investors Service, Inc.

Long-Term Bond Rating Definitions

     Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper Ratings

     P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

     P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Short-Term Municipal Obligation Ratings

     Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

     MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

     MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings

     Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Fitch RATINGS

Long-Term Debt Rating Definitions

     AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC--Bonds  have  certain  identifiable   characteristics   which,  if  not
remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Short-Term Debt Rating Definitions

     F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

     F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Commercial Paper Rating Definitions

     FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

     FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Long-Term Debt Ratings

     NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

     NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

     NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

     NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

Other Considerations

     Among the factors considered by Moody's in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer; (ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;
(iii) evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt;
(vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer's industry, (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.



ADDRESSES

CLASS A, CLASS B AND CLASS C+ SHARES

VISION International Equity Fund

VISION Small Cap Growth Fund+

VISION Small Cap Stock Fund

VISION Mid Cap Growth Fund

VISION Mid Cap Stock Fund

VISION Multi Cap Growth Fund

VISION Large Cap Growth Fund

VISION Large Cap Stock Fund

VISION Equity Index Fund

VISION Large Cap Value Fund

VISION Equity Income Fund

VISION Balanced Fund

VISION Managed Allocation Fund - Aggressive Growth

VISION Managed Allocation Fund - Moderate Growth

VISION Managed Allocation Fund - Conservative Growth

VISION Intermediate-Term Bond Fund

VISION Income Fund

VISION Short-Term Corporate Bond Fund

VISION Maryland Municipal Bond Fund

VISION Pennsylvania Municipal Bond Fund

VISION New York Municipal Bond Fund
(formerly VISION New York Municipal Income Fund)

VISION U.S. Government Bond Fund
(formerly VISION U.S. Government Securities Fund)

VISION Short Duration Government Bond Fund
(formerly VISION Institutional Limited Duration U.S. Government Fund)

VISION Pennsylvania Tax-Free Money Market Fund*

VISION New York Tax-Free Money Market Fund*

VISION Money Market Fund

VISION Tax-Free Money Market Fund*

VISION U.S. Government Money Market Fund*

VISION U.S. Treasury Money Market Fund
(formerly VISION Treasury Money Market Fund)*

o     Class A Shares Only
=============================================================================
o     Only VISION Small Cap Growth Fund has Class C Shares
=============================================================================




Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Tower
Pittsburgh, PA 15222-3779


Investment Adviser
M&T Asset Management Department
Manufacturers and Traders Trust Company
One M&T Plaza
Buffalo, NY 14203



Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203


Sub-Adviser to VISION New York Tax Free Money Market Fund
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Sub-Adviser to VISION Mid Cap Stock Fund
Independence Investment LLC
53 State Street
Boston, MA 02109

Sub-Adviser to VISION Large Cap Growth Fund
Montag & Caldwell, Inc.
3455 Peachtree Road, N.E.
Suite 1200
Atlanta, GA 30326-3248

Sub-Adviser to VISION Large Cap Growth Fund
Montag & Caldwell, Inc.
3455 Peachtree Road, N.E.
Suite 1200
Atlanta, GA 30326-3248

Sub-Adviser to VISION Large Cap Growth Fund
Montag & Caldwell, Inc.
3455 Peachtree Road, N.E.
Suite 1200
Atlanta, GA 30326-3248



Sub-Adviser to VISION Large Cap Growth Fund
Montag & Caldwell, Inc.
3455 Peachtree Road, N.E.
Suite 1200
Atlanta, GA 30326-3248

Sub-Adviser to VISION International Equity Fund
UBS Global Asset Management (Americas) Inc.
209 South LaSalle Street
Chicago, IL 60604

Sub-Advisers to VISION Small Cap Stock Fund
LSV Asset Management
200 West Madison Street
Suite 2780
Chicago, IL 60806

Mazama Capital Management, Inc.
One SW Columbia Street
Suite 1860
Portland, OR 97258

Co-Administrator
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Custodian and Fund Accountant
State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072











                                                                      PROSPECTUS


                                                          INSTITUTIONAL I SHARES


                                                         INSTITUTIONAL II SHARES




                              VISION GROUP OF FUNDS
                            For Where you want to be



vision group of funds

INSTITUTIONAL I SHARES

VISION International Equity Fund

VISION Small Cap Growth Fund

VISION Small Cap Stock Fund

VISION Mid Cap Growth Fund

VISION Mid Cap Stock Fund

VISION Multi Cap Growth Fund

VISION Large Cap Growth Fund

VISION Large Cap Stock Fund

VISION Equity Index Fund

VISION Large Cap Value Fund

VISION Equity Income Fund

VISION Social Balanced Fund

VISION Balanced Fund

VISION Intermediate-Term Bond Fund

VISION Income Fund

VISION Short-Term Corporate Bond Fund

VISION Maryland Municipal Bond Fund

VISION Pennsylvania Municipal Bond Fund

VISION New York Municipal Bond Fund (formerly  VISION New York Municipal  Income
Fund)

VISION U.S.  Government Bond Fund (formerly  VISION U.S.  Government  Securities
Fund)


VISION Short Duration Government Bond Fund (formerly VISION Institutional Limited Duration U.S. Government Fund)



VISION New York Tax Free Money Market Fund

INSTITUTIONAL I SHARES AND INSTITUTIONAL II SHARES

VISION Money Market Fund

VISION Tax Free Money Market Fund

VISION Pennsylvania Tax Free Money Market Fund

VISION U.S. Government Money Market Fund

VISION U.S.  Treasury Money Market Fund (formerly  VISION  Treasury Money Market
Fund)

VISION Funds . Are NOT FDIC Insured . Have No Bank Guarantee . May Lose Value As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


May 15, 2003





contents

1     Fund Goals, Strategies, Risks and Performance
o     Performance
o     Bar Charts
o     Average Annual Total Return Tables
4     Equity Funds
26    Balanced Funds
31    Income Funds
47    Money Market Funds
59    What are the Funds' Fees and Expenses?
68    What are the Funds' Main Investments and Techniques?
o     Principal Securities of the Funds
75    Specific Risks of Investing in the Funds
80    What do Shares Cost?
80    How are the Funds Sold?
o     Rule 12B-1 Plans
o     Shareholder Services Plans
81    How to Purchase Shares
o     Placing Your Order
o     Payment Methods
o     Systematic Investment Program
83    How to Redeem Shares
o     Redemption Order Methods
o     Redemption Payment Options
o     Additional Conditions
o     Systematic Withdrawal Program
85    How to Exchange Shares
o     Exchanging Shares by Telephone
o     Exchanging Shares by Mail
o     Systematic Transfer/Exchange Plan (STEP)
87    Account and Share Information
o     Dividends and Capital Gains
o     Tax Information
88    Who Manages the Funds?
o     Sub-Advisers
o     Portfolio Managers
93    Financial Information
o     Financial Highlights




Fund Goals, Strategies, Risks and Performance
-------------------------------------------------------------------------------


     This prospectus of the VISION Group of Funds (the "Trust") offers Institutional I Shares of 23 portfolios, including 11 Equity Funds, two Balanced Funds, eight Income Funds and two Money Market Funds; and Institutional I Shares and Institutional II Shares of five Money Market Funds. Under separate prospectuses, the Trust offers one or more additional classes of shares (Class A Shares, Class B Shares, Class C Shares, Class S Shares, Institutional Shares or undesignated shares) for each portfolio covered by this prospectus. In addition, the Trust offers, under a separate prospectus, one or more classes of shares for four portfolios not covered by this prospectus, including three Managed Allocation Funds.


     The following describes the investment goals (objectives), strategies and principal risks of each portfolio (each, a "Fund") whose Institutional I Shares or Institutional II Shares are offered by this prospectus. There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus.

     The investment goal of each Fund may only be changed upon the approval of a majority of the outstanding Shares of the Fund which may be affected by the changes. The investment strategies may be changed without shareholder approval, although a Fund will provide shareholders with at least 60 days prior written notice of a change in its 80% investment policy.

Performance and Financial History of Newly Created Funds

     Each of the following Funds (a "Successor Fund") has been newly created as part of an Agreement and Plan of Reorganization ("Reorganization Plan"). As identified in the following chart, the Reorganization Plan contemplates that each Successor Fund will acquire the assets and liabilities of one or more corresponding portfolio(s) of the ARK Funds, a Massachusetts business trust and, where noted, portfolios of the Trust (each, a "Former Portfolio") in a tax-free transaction. It is contemplated that the Successor Fund will be the successor to the performance and financial history of the corresponding Former Portfolio identified with an asterisk (*) as the "Accounting Survivor".


Successor Fund                        Former Portfolio
--------------------------------------------------------------------------------
VISION Large Cap Stock Fund           VISION Large Cap Core Fund

                                      ARK Blue Chip Equity Portfolio

                                      ARK Value Equity Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Equity Index Fund              ARK Equity Index Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Equity Income Fund             ARK Equity Income Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Mid Cap Growth Fund            ARK Mid Cap Equity Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Small Cap Growth Fund          ARK Small Cap Equity Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Multi Cap Growth Fund          ARK Capital Growth Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Balanced Fund                  ARK Balanced Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


VISION Social Balanced Fund           ARK  Social  Issues   Intermediate  Fixed
                                      Income Portfolio*

                                      ARK  Social   Issues   Blue  Chip  Equity
                                      Portfolio

                                      ARK   Social   Issues    Capital   Growth
                                      Portfolio

                                      ARK  Social   Issues   Small-Cap   Equity
                                      Portfolio


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Income Fund                    ARK Income Portfolio*
--------------------------------------------------------------------------------
VISION Intermediate-Term Bond Fund    VISION Intermediate-Term Bond Fund

                                      ARK Intermediate Fixed Income Portfolio*
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VISION Short-Term Corporate Bond Fund ARK Short-Term Bond Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Maryland Municipal Bond Fund   ARK Maryland Tax-Free Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION  Pennsylvania  Municipal  Bond VISION Pennsylvania Municipal Income Fund
Fund
                                      ARK Pennsylvania Tax-Free Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION U.S.  Government  Money Market ARK   U.S.    Government   Money   Market
Fund                                  Portfolio*

                                      ARK  U.S.   Government   Cash  Management
                                      Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Tax Free Money Market Fund     ARK Tax-Free Money Market Portfolio*

                                      ARK Tax-Free Cash Management Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION  Pennsylvania  Tax Free  Money ARK  Pennsylvania  Tax-Free  Money Market
Market Fund                           Portfolio*
--------------------------------------------------------------------------------
____________
*Accounting Survivor



     The Boards of Trustees of the Trust and the ARK Funds have unanimously approved the Reorganization Plan. However, the Reorganization Plan is subject to approval of each Former Portfolio at special shareholder meetings of the Trust and of the ARK Funds scheduled for August 14, 2003. Each Successor Fund will not have investment operations and will not offer its Shares to the general public under this prospectus unless and until the Reorganization Plan is approved by the shareholders of its corresponding Former Portfolio(s) and the transactions contemplated by the Reorganization Plan take place ("Closing Date"). The Closing Date is scheduled to take place before August 31, 2003. The shareholder meeting date and Closing Date are subject to change. Assuming the Reorganization Plan is approved and is consummated, the "Performance Information" and "Financial Highlights" sub-section for each Successor Fund will reflect the past performance and financial history of its corresponding Accounting Survivor for the periods presented prior to the Closing Date. As with all mutual funds, past performance is no guarantee of future results. Each of the ARK Fund Former Portfolios is advised by Allied Investment Advisors, Inc. (AIA), formerly an indirect wholly-owned subsidiary of Allfirst Financial, Inc. (Allfirst). On April 1, 2003, M&T Bank Corporation, parent of Manufacturers and Traders Trust Company (M&T Bank) (Adviser), acquired Allfirst, and as a result, AIA is now a wholly-owned subsidiary of M&T Bank. Each Successor Fund has investment objectives and policies that are identical or substantially similar to those of the corresponding Accounting Survivor, except for VISION Social Balanced Fund, which will be more representative of a blend of the corresponding Former Portfolios. Each Successor Portfolio has different fee and expense arrangements than the corresponding Former Portfolios.




     Performance and Financial History of VISION Funds Which Succeeded to Governor Funds Each of the following VISION Funds is a successor to a corresponding portfolio of the Governor Funds pursuant to a reorganization that took place on January 8, 2001.


Successor VISION Fund                         Corresponding Governor Fund
----------------------------------------------
--------------------------------------------------------------------------------
VISION International Equity Fund              International Equity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Small Cap Stock Fund                   Aggressive Growth Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     VISION Short Duration Government Bond Fund Limited Duration Government Securities Fund (formerly VISION Institutional Limited Duration U.S. Government
Fund)

-------------------------------------------------------------------------------





     Prior to that date, each Successor VISION Fund had no investment operations. Accordingly, the performance information and financial information provided in the prospectus for periods prior to January 8, 2001, is historical information for the corresponding Governor Fund. Each of the Governor Funds was managed through January 8, 2001 by Martindale Andres & Company LLC, which became a subsidiary of M&T Bank on October 6, 2000. On January 8, 2001, M&T Asset Management, a department of M&T Bank, assumed all advisory responsibilities. Each corresponding Governor Fund had investment objectives and policies that are identical or substantially similar to that of the Successor VISION Fund, although Governor Funds had different fee and expense arrangements.





     Performance History of Newly Created Share Classes of Previously Existing VISION Funds Performance information provided in this prospectus for Institutional I Shares and/or Institutional II Shares of VISION International Equity Fund, VISION Small Cap Stock Fund, VISION Mid Cap Stock Fund, VISION Large Cap Growth Fund, VISION Large Cap Value Fund, VISION New York Municipal Bond Fund (formerly VISION New York Municipal Income Fund), VISION U.S. Government Bond Fund (formerly VISION U.S. Government Securities Fund), VISION Short Duration Government Bond Fund (formerly VISION Institutional Limited
Duration  U.S.  Government  Fund),  VISION New York Tax Free Money  Market Fund,
VISION Money Market Fund and VISION U.S. Treasury Money Market Fund (collectively, the "Existing VISION Funds") are shown for Class A Shares, which is another class of shares offered by those Funds. The Class A Shares' performance information is disclosed because Institutional I Shares and Institutional II Shares have not yet been publicly offered, and only will be publicly offered if and when the Reorganization is consummated. The performance information of Institutional I Shares and Institutional II Shares would be substantially similar to the performance information of Class A Shares over the periods shown in this prospectus, and would differ only to the extent that the classes do not have the same expenses. It is anticipated the expenses of Institutional I Shares and Institutional II Shares will not exceed those of Class A Shares.


     PERFORMANCE
     On the following pages is performance information for each Fund. This information gives you some indication of the risks of an investment in a Fund by comparing each Fund's performance with a broad measure of market performance. While past performance of a Fund does not necessarily predict future performance, the following information provides you with the historical performance information to assist you in analyzing how each Fund's investment risks may be balanced by their potential rewards. For more current performance information, including the current 7-Day Net Yields of the Money Market Funds, call (800) 836-2211.




     BAR  CHARTS
The  bar  chart  represents  the  (historical)  calendar  year
performance  of  each  Fund.   Following  the  bar  chart  is  the  year-to-date
performance of Shares through the most recent calendar quarter. Also provided is the best and worst calendar quarter performance for Shares.


AVERAGE ANNUAL TOTAL RETURN TABLES

     Following the bar chart is a performance table showing the Average Annual Total Return of the Funds as compared to an appropriate broad-based securities market index for certain periods ended December 31, 2002. The market indices are unmanaged and are not adjusted for any sales charges, expenses or other fees the SEC requires to be reflected in a Fund's performance. You cannot invest directly in an index.




EQUITY FUNDS
-------------------------------------------------------------------------------

vision international equity fund

Goal

     To seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.




Strategy

     The Fund will invest substantially all, but under normal circumstances, not less than 80% (measured at time of purchase), of the value of its net assets in a diversified portfolio of equity securities in at least eight countries other than the United States. Equity securities include common stocks and preferred stocks as well as convertible securities. Although it may invest anywhere in the world, the Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International European, Australasia, Far East (MSCI EAFE) Index(R), the benchmark against which the Fund measures the performance of its portfolio. The Fund may also invest in foreign forward currency contracts to achieve allocation strategies. The investment perspective of UBS Global Asset Management (America) Inc. (UBS) (formerly Brinson Partners, Inc.), sub-adviser for the Fund, is to invest in the equity securities of non-U.S. markets and companies which are believed to be undervalued based upon internal research and proprietary valuation systems. These processes utilized by the Fund's sub-adviser incorporate internal analysts' considerations of company management, competitive advantage, and each company's core competencies to determine a stock's fundamental value, which is then compared to the stock's current market price.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

o Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

o    Currency  Risk.  Securities   denominated  in  foreign  currencies  may  be
     adversely affected by changes in currency rates and by substantial currency conversion costs.





Risk/Return Bar Chart and Table


[GRAPHIC ILLUSTRATION OMITTED]

     The total returns shown above are for the Class A Shares, which is another class of shares offered by VISION International Equity Fund. Class A Shares are not offered in this prospectus for the Fund's Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Institutional I Shares will not exceed those of the Class A Shares.

     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (8.40)%.

     Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 8.43% (quarter ended December 31, 2002). Its lowest quarterly return was (20.50)% (quarter ended September 30, 2002).




Average Annual Total Return Table

     The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the MSCI EAFE. MSCI EAFE is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and it is not possible to invest directly in an index.


(For the periods ended December 31, 2002)


                                                           Start of Performance1
Class A Shares                                 1 Year
--------------------------------------------------------------------------------
                               -------------------------------------------------
Return Before Taxes                           (16.72)%            (5.46)%
--------------------------------------------------------------------------------
-------------------------------
Return After Taxes on                         (17.19)%            (6.60)%
Distributions2
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions and       (10.27)%            (4.73)%
Sale of Fund Shares2
--------------------------------------------------------------------------------
MSCI EAFE                                     (15.94)%            (7.22)%
--------------------------------------------------------------------------------

     1 The Fund's Class A Shares start of performance date was February 9, 1999.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


vision small cap growth fund

Goal
Long-term capital appreciation.



Strategy

     The Fund seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund invests at least 80% (measured at time of purchase) of the value of its net assets in equity securities of small-cap companies. The Adviser defines small-cap companies as companies with a market capitalization of $2 billion or less. The Fund's Adviser purchases stocks of smaller companies that are in the early stages of development and which the Adviser believes have the potential to achieve substantial long-term earnings growth. The Fund may also invest a limited percentage of its assets in foreign securities and fixed income securities.

     In selecting investments for the Fund, the Adviser purchases securities of small-cap U.S. companies with strong earnings growth potential. The Adviser may also purchase stocks of companies that are experiencing unusual, non-repetitive "special" situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock's price. The Adviser may invest up to 20% of its net assets in stocks of smaller companies that it believes are undervalued relative to their assets, earnings or growth potential.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

o Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.


Performance Information

     The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK Small-Cap Equity Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Institutional Class Shares of the Accounting Survivor. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily predict how the Fund will perform in the future.



Risk/Return Bar Chart and Table


[GRAPHIC ILLUSTRATION OMITTED]


     The  bar  chart  shows  the   variability  of  the  Accounting   Survivor's
Institutional Class Shares total returns on a calendar year-end basis.



     The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (9.00)%.

     Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 82.09% (quarter ended December 31, 1999). Its lowest quarterly return was (23.61)% (quarter ended September 30, 2002).




Average Annual Total Return Table

     The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Institutional Class Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index and the Russell 2000 Growth Index, broad-based market indexes, and the Lipper Small Cap Core Funds Classification. The Russell 2000 Index is an unmanaged index of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Small Cap Core Funds Classification is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.



(For the periods ended December 31, 2002)

Accounting Survivor-Institutional Class      1 Year   5 Years      Start of
Shares                                                           Performance1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return Before Taxes                         (27.78)%  13.46%        14.11%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions2        (27.78)%   9.83%         9.75%
                                                               -----------------
Return After Taxes on Distributions and     (17.06)%   9.81%         9.72%
Sales of Fund Shares 2
--------------------------------------------------------------------------------
Russell 2000 Index                          (20.48)%  (1.36)%        5.50%
--------------------------------------------------------------------------------
Russell 2000 Growth Index                   (30.26)%  (6.59)%        0.14%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lipper Small Cap Core Funds Classification  (18.91)%   1.56%         7.96%
--------------------------------------------------------------------------------

     1 The Accounting Survivor's Institutional Class Shares start of performance date was July 13, 1995.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


vision small cap stock fund

Goal
To seek growth of capital.




Strategy

     The Fund will invest substantially all, but under normal circumstances not less than 80%, of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of companies with market capitalizations at time of purchase under $2 billion. Equity securities include common and preferred stocks as well as convertible securities. Stocks purchased by the Fund generally will be traded on established U.S. markets and exchanges. The Adviser utilizes a blended style of investing by allocating and reallocating, for management investment purposes, varying portions of the portfolio between the Fund's sub-advisers, LSV Asset Management (LSV) (with respect to the value style portion of the portfolio, where LSV looks for companies with relatively low or unrecognized valuations) and Mazama Capital Management, Inc. (Mazama) (with respect to the growth style portion of the portfolio, where Mazama looks for companies which have above-average sales earnings growth).


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.





Risk/Return Bar Chart and Table


[GRAPHIC ILLUSTRATION OMITTED]

     The total returns shown above are for the Class A Shares, which is another class of shares offered by VISION Small Cap Stock Fund. Class A Shares are not offered in this prospectus for the Fund's Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (4.50)%.

     Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 21.72% (quarter ended December 31, 2001). Its lowest quarterly return was (17.12)% (quarter ended September 30, 2002).




Average Annual Total Return Table

     The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown for the Fund's Class A Shares. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index, a broad-based market index. The Russell 2000 Index is an unmanaged index of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and it is not possible to invest directly in an index. The information presented above, for the periods prior to January 8, 2001, is the historical information for the Governor Aggressive Growth Fund. The quoted performance of Small Cap Stock Fund includes performance of certain predecessor collective trust funds ("commingled") accounts, for the periods dating back to July 1, 1994 and prior to VISION Small Cap Stock Fund's commencement of operations on February 3, 1997, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the SEC and, therefore, were not subject to investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts' performance may have been adversely affected.



(For the periods ended December 31, 2002)

Class A Shares                               1 Year   5 Years      Start of
                                                                 Performance1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return Before Taxes                         (22.63)%   0.49%         6.34%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions2        (26.47)%  (2.92)%        5.71%
                                                               -----------------
Return After Taxes on Distributions and     (10.86)%  (0.72)%        5.88%
Sales of Fund Shares2
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Russell 2000 Index                          (20.48)%   7.52%         7.08%
--------------------------------------------------------------------------------
1 The Fund's Class A Shares start of performance date was July 1, 1994.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


vision mid cap growth fund

Goal
Long-term capital appreciation.



Strategy

     The Fund seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of mid-cap companies with market capitalizations at time of purchase of $1 billion to $15 billion. The Fund's Adviser chooses stocks of mid-cap companies that have significant growth potential.

     In selecting securities for the Fund, the Adviser purchases securities of companies that have not reached full maturity, but that have above-average sales and earnings growth. The Adviser may invest up to 20% of its net assets in medium-sized companies with relatively low or unrecognized market valuations.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.


Performance Information

     The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK Mid-Cap Equity Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Accounting Survivor's Institutional Class Shares. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily predict how the Fund will perform in the future.




Risk/Return Bar Chart and Table


[GRAPHIC ILLUSTRATION OMITTED]





     The  bar  chart  shows  the   variability  of  the  Accounting   Survivor's
Institutional Class Shares total returns on a calendar year-end basis.



     The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (4.68)%.

     Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 30.57% (quarter ended December 31, 1998). Its lowest quarterly return was (15.87)% (quarter ended September 30, 2001).



Average Annual Total Return Table

     The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Institutional Class Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's Mid Cap 400 Index (S&P Mid Cap 400), a broad-based market index, and the Lipper Mid Cap Growth Funds Classification. The S&P Mid Cap 400 is a capitalization-weighted index that measures the performance of common stocks in the mid-range of the U.S. stock market. Lipper Mid Cap Growth Funds Classification is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.


(For the periods ended December 31, 2002)


Accounting Survivor-Institutional                  1 Year    5 Years      Start of
Class Shares                                                            Performance1
---------------------------------------------------------------------------------------
                                             ------------------------------------------
Return Before Taxes                               (20.99)%    3.93%         8.06%
---------------------------------------------------------------------------------------
---------------------------------------------
Return After Taxes on Distributions2              (21.01)%    2.01%         6.06%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of   (12.89)%    3.12%         6.42%
Fund Shares2
---------------------------------------------------------------------------------------
                                             ------------------------------------------
S&P Mid Cap 400                                   (14.51)%    6.40%        10.20%
---------------------------------------------------------------------------------------
Lipper Mid Cap Growth Funds                       (29.02)%   (2.18)%        0.23%
Classification
---------------------------------------------------------------------------------------

     1 The Accounting Survivor's Institutional Class Shares start of performance date was
November 18, 1996.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


vision mid cap stock fund




Goal

     To provide total return. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that capital appreciation will comprise the largest component of its total return.

Strategy

     The Fund pursues its goal by investing, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of mid-cap companies with market capitalizations  at  time of  purchase  of $1  billion  to $15  billion.  Equity securities include common and preferred stocks as well as convertible securities. Independence Investment LLC (Independence), the Fund's sub-adviser, will select stocks based upon both their relative value and potential for growth. The Fund's total return will result mostly from capital appreciation rather than income.

     VISION Mid Cap Stock Fund commenced operations on October 15, 1999, when it acquired both VISION Growth and Income Fund and VISION Capital Appreciation Fund (the "Acquired Funds") in a reorganization. In order to comply with comments made by the staff of the SEC, Mid Cap Stock Fund had to become an "accounting survivor" of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired Funds, and the fact that Mid Cap Stock Fund's sub-adviser never managed, or provided any investment advice to, the Acquired Funds. Accordingly, the following financial and performance information presented for Mid Cap Stock Fund in reality reflects the historical operations of VISION Growth and Income Fund for all periods prior to October 15, 1999. This past performance does not necessarily predict future performance of Mid Cap Stock Fund and should be evaluated in light of the Fund's organization and the differences noted above.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.





Risk/Return Bar Chart and Table

[GRAPHIC ILLUSTRATION OMITTED]

     The total returns shown above are for the Class A Shares, which is another class of shares offered by VISION Mid Cap Stock Fund. Class A Shares are not offered in this prospectus for the Fund's Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (4.79)%.

     Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 27.55% (quarter ended June 30, 1999). Its lowest quarterly return was (25.98)% (quarter ended September 30, 1998).




Average Annual Total Return Table

     The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's Mid Cap 400 Index (S&P Mid Cap 400) and the Russell Mid Cap Index (RMC), broad-based market indexes. The S&P Mid Cap 400 is a capitalization-weighted index that measures the performance of common stocks in the mid-range of the U.S. stock market. The RMC measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and it is not possible to invest directly in an index.



(For the periods ended December 31, 2002)

                                                                     Start of
                                                                   Performance1
Class A Shares                                  1 Year   5 Years
-------------------------------------------------------------------------------
                                          -------------------------------------
Return Before Taxes                            (18.66)%  (1.18)%        7.56%
-------------------------------------------------------------------------------
------------------------------------------
Return After Taxes on Distributions2           (18.66)%  (2.55)%        5.68%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale   (11.46)%  (1.32)%        5.62%
of Fund Shares2
-------------------------------------------------------------------------------
S&P Mid Cap 400                                (14.50)%   6.42%        12.15%
-------------------------------------------------------------------------------
RMC                                            (16.19)%   2.19%         9.49%
-------------------------------------------------------------------------------
1 The Fund's Class A Shares start of performance date was November 29, 1993.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


vision multi cap growth fund

Goal
Long-term capital appreciation.



Strategy

     The Fund seeks its investment goal by investing, under normal market conditions, at least 80% of the value of its assets in common stocks and securities convertible into common stocks of small- and mid-size companies with market capitalizations at time of purchase of $15 billion or less. The Fund's Adviser will build a broadly diversified portfolio of stocks with above-average capital growth potential.

     In selecting securities for the Fund, the Adviser purchases securities of well-known, established companies, and considers each company's current financial strength, as well as its revenue and earnings growth and the valuation of its stock.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.


Performance Information

     The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK Capital Growth Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Accounting Survivor's Institutional Class Shares. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily indicate how the Fund will perform in the future.




Risk/Return Bar Chart and Table


[GRAPHIC ILLUSTRATION OMITTED]



     The  bar  chart  shows  the   variability  of  the  Accounting   Survivor's
Institutional Class Shares total returns on a calendar year-end basis.



     The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (1.19)%.

     Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 35.07% (quarter ended December 31, 1998). Its lowest quarterly return was (22.79)% (quarter ended September 30, 2001).




Average Annual Total Return Table

     The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Institutional Class Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P
500) and the Russell 1000 Growth Index, broad-based market indexes, and the Lipper Multi Cap Growth Funds Classification. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 1000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Multi Cap Growth Funds Classification is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.



(For the periods ended December 31, 2002)

Accounting Survivor-Institutional                   1 Year    5 Years      Start of
Class Shares                                                             Performance1
---------------------------------------------------------------------------------------
                                                  -------------------------------------
Return Before Taxes                                (33.54)%    0.84%        7.18%
---------------------------------------------------------------------------------------
--------------------------------------------------
Return After Taxes on Distributions2               (33.54)%   (0.18)%       5.07%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of    (20.59)%    0.88%        5.25%
Fund Shares2
---------------------------------------------------------------------------------------
                                                  -------------------------------------
S&P 500                                            (22.10)%   (0.58)%       9.43%
---------------------------------------------------------------------------------------
Russell 1000 Growth Index                          (27.88)%   (3.84)%       7.61%
---------------------------------------------------------------------------------------
Lipper Multi Cap Growth Funds                      (30.42)%   (2.69)%       6.72%
Classification
---------------------------------------------------------------------------------------

     1 The Accounting Survivor's Institutional Class Shares start of performance date was July 16, 1993.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


vision large cap growth fund

Goal
To provide capital appreciation.



Strategy

     The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of companies with market capitalizations at time of purchase greater than $4 billion. Equity securities include common and preferred stocks as well as convertible securities. Montag & Caldwell, Inc. (Montag & Caldwell), the Fund's sub-adviser, uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well-established large cap companies that:

o     have a strong history of earnings growth;

o    are  attractively   priced,   relative  to  the  company's   potential  for
     above-average, long-term earnings and revenue growth;

o     have strong balance sheets;

o     have a sustainable competitive advantage; and

o     are currently, or have the potential to become industry leaders.

Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.





Risk/Return Bar Chart and Table

[GRAPHIC ILLUSTRTION OMITTED]

     The total returns shown above are for the Class A Shares, which is another class of shares offered by VISION Large Cap Growth Fund. Class A Shares are not offered in this prospectus for the Fund's Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (0.62)%.

     Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 10.41% (quarter ended December 31, 2001). Its lowest quarterly return was (15.30)% (quarter ended March 31, 2001).




Average Annual Total Return Table

     The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), the Russell 1000 Index and the Standard & Poor's 500/Barra Growth Index (S&P 500/BG), broad-based market indexes. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The S&P 500/BG is an unmanaged capitalization-weighted index of stocks in the S&P 500 having the highest price-to-book ratios. The S&P 500/BG consists of approximately half of the S&P 500 on a market capitalization basis. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and it is not possible to invest directly in an index.



(For the periods ended December 31, 2002)

                                                          Start of Performance1
Class A Shares                                1 Year
--------------------------------------------------------------------------------
                            ----------------------------------------------------
Return Before Taxes                          (27.73)%           (16.43)%
--------------------------------------------------------------------------------
----------------------------
Return After Taxes on                        (27.73)%           (16.44)%
Distributions2
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions and      (17.03)%           (12.70)%
Sale of Fund Shares2
--------------------------------------------------------------------------------
S&P 500                                      (22.10)%           (15.41)%
--------------------------------------------------------------------------------
Russell 1000 Index                           (21.65)%           (26.40)%
--------------------------------------------------------------------------------
S&P 500/BG                                   (23.58)%           (21.43)%
--------------------------------------------------------------------------------
1 The Fund's Class A Shares start of performance date was March 20, 2000.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



vision large cap stock fund

Goal
Growth of principal.



Strategy

     The Fund seeks its investment goal by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in equity securities (primarily common stocks) of companies with market capitalizations at time of purchase greater than $4 billion.

     In selecting investments for the Fund, the Adviser emphasizes stocks with higher-than-average sales growth, higher-than-average return on equity, above-average free cash flow, and return on invested capital that exceeds the cost of capital. The Adviser will also weigh corporate management's ability to adjust to the dynamics of rapidly changing economic and business conditions. The Adviser's investment approach is based on the conviction that, over the long term, broad-based economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.


Performance Information

     The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK Value Equity Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Accounting Survivor's Institutional Class Shares. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily indicate how the Fund will perform in the future.




Risk/Return Bar Chart and Table


[GRAPHIC ILLUSTRATION OMITTED]



The bar chart shows the variability of the Accounting Survivor's Institutional Class Shares total returns on a calendar year-end basis.



The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (4.50)%.

Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 18.89% (quarter ended December 31,
1998).  Its lowest  quarterly  return was (19.01)%  (quarter ended September 30,
2002).




Average Annual Total Return Table

The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Institutional Class Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the S&P 500 and the Standard & Poor's 500/Barra Value Index (S&P 500/BV), broad-based market indexes, and the Lipper Large Cap Value Funds Classification. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500/BV is a market capitalization-weighted index of the stocks in the S&P 500 having the lowest price-to-book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. The Lipper Large Cap Value Funds Classification is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.





(For the periods ended December 31, 2002)

Accounting Survivor-Institutional                  1 Year    5 Years      Start of
Class Shares                                                            Performance1
---------------------------------------------------------------------------------------
                                             ------------------------------------------
Return Before Taxes                               (24.67)%   (1.23)%        5.08%
---------------------------------------------------------------------------------------
---------------------------------------------
Return After Taxes on Distributions2              (25.12)%   (3.39)%        2.54%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of   (14.89)%   (0.81)%        3.87%
Fund Shares2
---------------------------------------------------------------------------------------
                                             ------------------------------------------
S&P 500                                           (22.10)%   (0.58)%        6.30%
---------------------------------------------------------------------------------------
S&P 500/BV                                        (20.85)%   (0.85)%        5.12%
---------------------------------------------------------------------------------------
Lipper Large Cap Value Funds                      (20.92)%   (1.36)%        4.82%
Classification
---------------------------------------------------------------------------------------


     1 The Accounting Survivor's Institutional Class Shares start of performance date was April 1, 1996. Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Equity Fund Shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the Accounting Survivor in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



vision equity index Fund

Goal

     Investment results that correspond to the performance of the Standard & Poor's 500 Index (S&P 500).



Strategy

     The Fund seeks its investment goal by investing in substantially all of the securities listed in the S&P 500, which is comprised of 500 selected securities (mostly common stocks). Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of companies included in the S&P 500. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P 500. The Fund will approximate the industry and sector weightings of the S&P 500 by matching the weightings of the stocks included in the S&P 500.

     The Fund may, to a limited extent, invest in futures contracts, options, options on futures, and index participation contracts based on the S&P 500. The Fund will invest in these contracts and options to maintain sufficient liquidity to meet redemption requests, to increase the level of Fund assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs.

     Although the Fund will not replicate the performance of the S&P 500 precisely, it is anticipated that there will be a close correlation between the Fund's performance and that of the S&P 500 in both rising and falling markets. The size and timing of cash flows and the level of expenses are the principal factors that contribute to the lack of precise correlation between the S&P 500 and the Fund. The Fund attempts to achieve a 95% or better correlation between the performance of the Fund and that of the S&P 500.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Tracking Error Risk. Due to additional expenses borne by the Fund which are not borne by the Fund's benchmark index, the Fund may not be able achieve its investment objective of accurately correlating to the S&P 500.


Performance Information

The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK Equity Index Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Accounting Survivor's Institutional Class Shares. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily predict how the Fund will perform in the future.




Risk/Return Bar Chart and Table


[GRAPHIC ILLUSTRATION OMITTED]




The bar chart shows the variability of the Accounting Survivor's Institutional Class Shares total returns on a calendar year-end basis.


The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (3.28)%.

Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 21.27% (quarter ended December 31,
1998).  Its lowest  quarterly  return was (17.13)%  (quarter ended September 30,
2002).




Average Annual Total Return Table

     The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Institutional Class Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the S&P 500, a broad-based market index, and the Lipper S&P 500 Index Objective. The Lipper S&P 500 Index Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.


(For the periods ended December 31, 2002)


Accounting Survivor-Institutional                   1 Year    5 Years       Start of
Class Shares                                                              Performance1
-----------------------------------------------------------------------------------------
                                               ------------------------------------------
Return Before Taxes                                (21.93)%   (0.33)%       (0.05)%
-----------------------------------------------------------------------------------------
-----------------------------------------------
Return After Taxes on Distributions2               (22.36)%   (1.76)%       (1.44)%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of    (13.45)%   (0.22)%       (0.01)%
Fund Shares2
-----------------------------------------------------------------------------------------
S&P 500                                            (22.10)%   (0.58)%       (0.02)%
-----------------------------------------------------------------------------------------
Lipper S&P 500 Index Objective                     (23.12)%   (1.22)%       (0.53)%
-----------------------------------------------------------------------------------------

     1 The Accounting Survivor's Institutional Class Shares start of performance date was October 1, 1997.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

vision large cap value fund





Goal

     To provide income. Capital appreciation is a secondary, non-fundamental investment consideration.

Strategy

     The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of U.S. companies with market capitalizations at time of purchase greater than $4 billion. Equity securities include common and preferred stocks, as well as convertible securities. The Adviser uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.





Risk/Return Bar Chart and Table


[GRAPHIC ILLUSTRATION OMITTED]



The total returns shown above are for the Class A Shares, which is another class of shares offered by VISION Large Cap Value Fund. Class A Shares are not offered in this prospectus for the Fund's Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (3.20)%.

Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 18.26% (quarter ended December 31, 1998). Its lowest quarterly return was (21.47)% (quarter ended September 30, 2002).




Average Annual Total Return Table

The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500/Barra Value Index (S&P 500/BV), a broad-based market index. The S&P 500/BV is constructed by sorting the S&P 500 based on its price-to-book ratios, with the low price-to-book companies forming the index. The S&P 500 is an index of large cap common stocks. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and it is not possible to invest directly in an index.


(For the periods ended December 31, 2002)



                                                                          Start of
                                                                        Performance1
Class A Shares                                   1 Year     5 Years
---------------------------------------------------------------------------------------
                                 ------------------------------------------------------
Return Before Taxes                             (29.11)%    (4.20)%       (3.09)%
---------------------------------------------------------------------------------------
---------------------------------
Return After Taxes on                           (29.30)%    (5.06)%       (3.94)%
Distributions2
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale    (17.86)%    (3.59)%       (2.73)%
of Fund Shares2
---------------------------------------------------------------------------------------
S&P 500/BV                                      (20.85)%    (1.06)%       (0.55)%
---------------------------------------------------------------------------------------


1 The Fund's Class A Shares start of performance date was September 26, 1997.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


vision equity income fund

Goal
Current income and growth of capital.



Strategy

The Fund seeks its investment goal by investing primarily in dividend-paying U.S. common stocks and other equity securities. Under normal circumstances, at least 80% of the value of the Fund's net assets will be invested in dividend-paying equity securities. The Fund may, to a limited extent, purchase convertible and preferred stocks and investment grade fixed income securities. The Fund's Adviser will build a broadly diversified portfolio of stocks of mid-size and large companies that have an above-average dividend yield relative to the broad stock market.

In selecting securities for the Fund, the Adviser purchases stocks of high-quality companies that have consistently paid dividends. In addition, the Adviser will generally invest in stocks of companies whose securities are attractively valued relative to comparable investments.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.


Performance Information

The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK Equity Income Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Accounting Survivor's Institutional Class Shares. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily predict how the Fund will perform in the future.




Risk/Return Bar Chart and Table


[GRAPHIC ILLUSTRATION OMITTED]





The bar chart shows the variability of the Accounting Survivor's Institutional Class Shares total returns on a calendar year-end basis.



The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (6.20)%.

Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 12.41% (quarter ended June 30, 1997). Its lowest quarterly return was (19.18)% (quarter ended September 30, 2002).



Average Annual Total Return Table

The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Institutional Class Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), a broad-based market index, and the Lipper Equity Income Funds Classification. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lipper Equity Income Funds Classification is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)




Accounting Survivor-Institutional                 1 Year    5 Years      Start of
Class Shares                                                           Performance1
--------------------------------------------------------------------------------------
                                            ------------------------------------------
Return Before Taxes                              (18.97)%   (1.65)%        3.41%
--------------------------------------------------------------------------------------
--------------------------------------------
Return After Taxes on Distributions2             (19.53)%   (3.17)%        1.45%
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of  (11.61)%   (1.53)%        2.34%
Fund Shares2
--------------------------------------------------------------------------------------
S&P 500                                          (22.10)%   (0.58)%        4.00%
--------------------------------------------------------------------------------------
Lipper Equity Income Funds                       (17.22)%   (0.27)%        3.93%
Classification
--------------------------------------------------------------------------------------

1 The Accounting Survivor's Institutional Class Shares start of performance date was November 18, 1996.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


BALANCED FUNDS
--------------------------------------------------------------------------------

vision social balanced fund



Goal

     To provide total return. The Fund's total return will consist of both current income and, to a lesser extent, capital appreciation, provided by fixed income securities, and long-term capital appreciation provided by equity securities.

Strategy

     The Fund seeks its investment goal by investing primarily in a diverse portfolio of common stocks and investment grade fixed income securities. The Fund's Adviser will select common stocks of mid-sized and larger companies (companies with market capitalizations of $2 billion or more at time of purchase) that are recognized leaders in their respective markets. In evaluating securities for the Fund, the Adviser considers each company's current financial strength, revenue, earnings growth, and relative valuation of its stock. The Adviser will also purchase investment grade fixed income securities with varying maturities, including corporate and government securities and mortgage backed securities. The Adviser will adjust the Fund's asset mix based on its analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends. The Fund maintains at least 25% of its total assets in fixed income securities.

     In selecting securities for the Fund, the Adviser attempts to maximize total return by purchasing a combination of common stocks and fixed income securities of U.S. issuers. The Adviser will also attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities. The dollar-weighted average maturity of the Fund's fixed income securities may vary depending on market conditions, but will be between five and twenty years.

     The Fund's investments are subject to broad-based social screens designed to meet the needs of many socially responsible investors. The social screens adopted by the Adviser will seek to exclude the following types of companies:

o Tobacco and Alcohol -- companies that manufacture tobacco products or alcoholic beverages;

o Gambling -- companies that receive identifiable revenue from gambling enterprises;

o Nuclear Power -- companies that have an ownership share in, or operate, nuclear power plants;

o Weapons -- companies that receive more than 2% of their gross revenues from the sale of military weapons; and

o Abortion and Contraceptives -- companies that receive identifiable revenues from the development or manufacture of abortifacients and contraceptives.

VISION Social Balanced Fund will not commence operation unless the Reorganization Plan between the VISION Funds and the ARK Funds is consummated, whereupon it will acquire the following ARK Portfolios: ARK Social Issues
Intermediate Fixed Income Portfolio, ARK Social Issues Blue Chip Equity Portfolio, ARK Social Issues Capital Growth Portfolio and ARK Social Issues Small Cap Equity Portfolio (collectively, the "Acquired Funds"). In order to comply with comments made by the staff of the SEC, VISION Social Balanced Fund had to become an "accounting survivor" of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired Funds. Accordingly, the following financial and performance information presented for VISION Social Balanced Fund in reality reflects the historical operations of ARK Social Issues Intermediate Fixed Income Portfolio for all periods prior to the date of the proposed Reorganization. This past performance does not necessarily predict future performance of VISION Social Balanced Fund and should be evaluated in light of the Fund's organization and the differences noted above.



Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

o Social Investment Risk. The Fund's investments are subject to social screens. Because of these screens, Fund management may forego opportunities to buy certain securities when it is otherwise advantageous to do so, or may sell certain securities for social reasons when it is otherwise disadvantageous to do so.


Performance Information

The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK Social Issues Intermediate Fixed Income Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Accounting Survivor's Institutional Class Shares. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily predict how the Fund will perform in the future.




Risk/Return Bar Chart and Table


[GRAPHIC ILLUSTRATION OMITTED]





The bar chart shows the Accounting Survivor's Institutional Class Shares total return on a calendar year-end basis.

The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 1.34%.

Within the period shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 5.66% (quarter ended September 30,
2002). Its lowest quarterly return was (1.06)% (quarter ended March 31, 2002).


Average Annual Total Return Table

The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Institutional Class Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), broad-based market indexes. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. agency obligations, foreign obligations, U.S. investment grade corporate debt and mortgage backed obligations. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)


Accounting Survivor-Institutional                     1 Year        Start of
                                                                   Performance1
Class Shares
--------------------------------------------------------------------------------
                                                --------------------------------
Return Before Taxes                                   7.71%             5.90%
--------------------------------------------------------------------------------
------------------------------------------------
Return After Taxes on Distributions2                  6.27%             4.47%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of       4.69%             4.00%
Fund Shares2
--------------------------------------------------------------------------------
                                                --------------------------------
S&P 500                                              (22.10)%         (18.86)%
--------------------------------------------------------------------------------
LBAB                                                  10.25%           15.83%
--------------------------------------------------------------------------------

1 The Accounting Survivor's Institutional Class Shares start of performance date was May 29, 2001.



2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

vision balanced fund



Goal

To provide total return. The Fund's total return will consist of both current income and, to a lesser extent, capital appreciation, provided by fixed income securities and long-term capital appreciation provided by equity securities.


Strategy

The Fund seeks its investment goal by investing primarily in a diverse portfolio of common stocks and investment grade fixed income securities. The Fund's Adviser will select common stocks of mid-sized and larger companies (companies with market capitalizations of $2 billion or more) that are recognized leaders in their respective markets. In evaluating securities for the Fund, the Adviser considers each company's current financial strength, revenue, earnings growth, and relative valuation of its stock. The Adviser will also purchase investment grade fixed income securities with varying maturities, including corporate and government securities and mortgage backed securities. The Adviser will adjust the Fund's asset mix based on its analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends. The Fund maintains at least 25% of its total assets in fixed income senior securities.

In selecting securities for the Fund, the Adviser attempts to maximize total return by purchasing a combination of common stocks and fixed income securities of U.S. issuers. The Adviser will also attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities. The dollar-weighted average maturity of the Fund's fixed income securities may vary depending on market conditions, but will be between five and twenty years.



Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.


Performance Information

The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK Balanced Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Accounting Survivor's Institutional Class Shares. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily predict how the Fund will perform in the future.




Risk/Return Bar Chart and Table

[GRAPHIC ILLUSTRATION OMITTED]



The bar chart shows the variability of the Accounting Survivor's Institutional Class Shares total returns on a calendar year-end basis.



The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (0.83)%.

Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 18.32% (quarter ended December 31,
1998).  Its lowest  quarterly  return was (11.59)%  (quarter ended September 30,
2002).




Average Annual Total Return Table

The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Institutional Class Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers U.S. Aggregate Bond Index, the Standard & Poor's 500 Index (S&P 500) and the 60/40 Hybrid of the S&P 500 and the Lehman Brothers U.S. Aggregate Bond Index, respectively, broad-based market indexes, and the Lipper Balanced Funds Objective. The Lehman Brothers U.S. Aggregate Index is a widely recognized, market value-weighted index of U.S. government obligations, corporate debt securities and AAA-rated mortgage backed securities. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The 60/40 Hybrid of the S&P and the Lehman Brothers U.S. Aggregate Bond Index, respectively, is comprised of two unmanaged indexes, weighted 60% S&P 500 and 40% Lehman Brothers U.S. Aggregate Bond Index. The Lipper Balanced Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.



(For the periods ended December 31, 2002)

Accounting Survivor-Institutional               1 Year    5 Years   Start of
Class Shares                                                       Performance1
-------------------------------------------------------------------------------
                                          -------------------------------------
Return Before Taxes                            (17.75)%    3.42%          7.35%
-------------------------------------------------------------------------------
------------------------------------------
Return After Taxes on Distributions2           (18.36)%    1.95%          5.22%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale   (10.88)%    2.43%          5.19%
of Fund Shares2
-------------------------------------------------------------------------------
                                          -------------------------------------
Lehman Brothers U.S. Aggregate                  10.25%     7.55%          7.17%
Bond Index
-------------------------------------------------------------------------------
S&P 500                                        (22.10)%   (0.58)%         9.43%
-------------------------------------------------------------------------------
60/40 Hybrid of the S&P 500 and the            (9.16)%     2.67%          8.53%
Lehman Brothers U.S. Aggregate Bond
Index, Respectively
-------------------------------------------------------------------------------
Lipper Balanced Funds Objective                (12.74)%    1.10%          6.98%
-------------------------------------------------------------------------------

1 The Accounting Survivor's Institutional Class Shares start of performance date was July 16, 1993.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

INCOME FUNDS
-------------------------------------------------------------------------------

vision intermediate-term bond fund

Goal
Current income.



Strategy

The Fund seeks its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in fixed income securities. The Fund's Adviser will select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities ("junk bonds"). The Fund normally invests in securities with intermediate maturities, and the Fund will have a dollar-weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund's investments will vary depending on market conditions.

In selecting securities for the Fund, the Adviser considers a security's current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Adviser will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

o Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate and credit risks than investment grade securities.


Performance Information

The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK
Intermediate Fixed Income Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Accounting Survivor's Institutional Class
Shares. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily predict how the Fund will perform in the future.




Risk/Return Bar Chart and Table


[GRAPHIC ILLUSTRATION OMITTED]





The bar chart shows the variability of the Accounting Survivor's Institutional Class Shares total returns on a calendar year-end basis.



The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 1.62%.

Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 5.81% (quarter ended September 30,
2002). Its lowest quarterly return was (1.13)% (quarter ended March 31, 2002).



Average Annual Total Return Table

The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Institutional Class Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Intermediate U.S.
Government Bond Index and the Lehman Brothers Intermediate Government/Credit Index, broad-based market indexes, and the Lipper Intermediate Investment Grade Debt Funds Objective. The Lehman Brothers Intermediate U.S. Government Bond Index is a widely recognized index of U.S. Treasury securities and government agency securities with maturities ranging from one to ten years. The Lehman Brothers Intermediate Government/Credit Index is a widely recognized, market value-weighted index of U.S. Treasury securities, U.S. government agency obligations, corporate debt securities, fixed-rate nonconvertible corporate debt securities, Yankee bonds and nonconvertible corporate debt securities issued by or guaranteed by foreign governments and agencies. Lipper Intermediate Investment Grade Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.


(For the periods ended December 31, 2002)



Accounting Survivor-Institutional Class Shares     1 Year    5 Years       Start of
                                                                         Performance1
----------------------------------------------------------------------------------------
                                                  --------------------------------------
Return Before Taxes                                 8.96%     6.43%         6.45%
----------------------------------------------------------------------------------------
--------------------------------------------------
Return After Taxes on Distributions2                7.10%     4.20%         4.14%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of     5.44%     4.03%         4.00%
Fund Shares2
----------------------------------------------------------------------------------------
                                                 ---------------------------------------
Lehman Brothers Intermediate U.S. Government       9.64%      7.44%         7.28%
Bond Index
----------------------------------------------------------------------------------------
Lehman Brothers Intermediate Government/Credit      9.84%     7.48%         7.33%
Index
----------------------------------------------------------------------------------------
Lipper Intermediate Investment Grade Debt Funds     7.34%     6.21%         6.49%
Objective
----------------------------------------------------------------------------------------

1 The Accounting Survivor's Institutional Class Shares start of performance date was November 18, 1996.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


vision income fund

Goal
Primarily current income and secondarily capital growth.



Strategy

     The Fund seeks its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage backed securities. The Fund's Adviser will generally select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities ("junk bonds"). The dollar-weighted average maturity of the Fund's investments will vary depending on market conditions, but will be between five and twenty years.

     In selecting securities for the Fund, the Adviser considers a security's current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Adviser will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

o Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate and credit risks than investment grade securities.


Performance Information

The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK Income Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Accounting Survivor's Institutional Class Shares. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily indicate how the Fund will perform in the future.




Risk/Return Bar Chart and Table


[GRAPHIC ILLUSTRATION OMITTED]





The bar chart shows the variability of the Accounting Survivor's Institutional Class Shares total returns on a calendar year-end basis.



The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 1.44%.

Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 6.67% (quarter ended June 30, 1995). Its lowest quarterly return was (2.11)% (quarter ended March 31, 1996).



Average Annual Total Return Table

The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Institutional Class Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers U.S. Aggregate Bond Index, a broad-based market index, and Lipper Corporate A-Rated Debt Funds Objective. The Lehman Brothers U.S. Aggregate Bond Index is a widely recognized, market value-weighted index of U.S. government obligations, corporate debt securities and AAA-rated mortgage backed securities. The Lipper Corporate A-Rate Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.




(For the periods ended December 31, 2002)

Accounting Survivor-Institutional                  1 Year    5 Years       Start of
Class Shares                                                             Performance1
----------------------------------------------------------------------------------------
                                                ----------------------------------------
Return Before Taxes                                8.69%      6.16%         6.43%
----------------------------------------------------------------------------------------
------------------------------------------------
Return After Taxes on Distributions2               6.81%      3.87%         4.05%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of    5.28%      3.77%         3.95%
Fund Shares2
----------------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Bond                10.25%     7.55%         7.17%
Index
----------------------------------------------------------------------------------------
Lipper Corporate A-Rated Debt Funds                7.44%      5.83%         6.28%
Objective
----------------------------------------------------------------------------------------

1 The Accounting Survivor's Institutional Class Shares start of performance date was July 16, 1993.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

vision short-term corporate bond fund

Goal
Current income.



Strategy

The Fund seeks its investment goal by investing primarily in U.S. corporate fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. corporate fixed income securities. The Fund's Adviser will select investment grade securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities ("junk bonds"). The Fund also invests in a range of U.S. government securities, including mortgage and asset backed securities. The Fund will have a dollar-weighted average maturity of no more than three years. However, the dollar-weighted average maturity of the Fund's investments will vary depending on market conditions.

In selecting securities for the Fund, the Adviser considers a security's current yield, capital appreciation potential, maturity and yield to maturity. The Adviser will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

o Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate and credit risks than investment grade securities.


Performance Information

The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK Short-Term Bond Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Accounting Survivor's Institutional Class Shares. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily predict how the Fund will perform in the future.




Risk/Return Bar Chart and Table


[GRAPHIC ILLUSTRATION OMITTED]





The bar chart shows the variability of the Accounting Survivor's Institutional Class Shares total returns on a calendar year-end basis.



The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.78%.

Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 2.67% (quarter ended September 30,
1998). Its lowest quarterly return was (0.88)% (quarter ended March 31, 2002).



Average Annual Total Return Table

The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Institutional Class Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB), a broad-based market index, and the Lipper Short Investment Grade Debt Funds Objective. The LB1-3GB is a widely recognized index of U.S. government obligations with maturities between one and three years. The Lipper Short Investment Grade Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.




(For the periods ended December 31, 2002)

Accounting Survivor-Institutional Class         1 Year    5 Years      Start of
Shares                                                               Performance1
------------------------------------------------------------------------------------
                                          ------------------------------------------
Return Before Taxes                             4.30%      5.12%         5.20%
------------------------------------------------------------------------------------
------------------------------------------
Return After Taxes on Distributions2            2.82%      3.10%         3.12%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale    2.62%      3.09%         3.11%
of Fund Shares2
------------------------------------------------------------------------------------
LB1-3GB                                         6.01%      6.51%         6.50%
------------------------------------------------------------------------------------
Lipper Short Investment Grade Debt              3.76%      5.45%         5.78%
Funds Objective
------------------------------------------------------------------------------------



1 The Accounting Survivor's Institutional Class Shares start of performance date was April 1, 1996. Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Equity Fund Shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the Accounting Survivor in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation.



2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

vision maryland municipal bond fund

Goal

Current income exempt from federal regular income tax and Maryland state and local income taxes.


Strategy

The Fund seeks its investment goal by investing primarily in municipal securities that generate income that is exempt from federal regular income tax and Maryland state and local income taxes. The principal issuers of these securities are state and local governments and agencies located in Maryland, as well as the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Under normal market conditions, the Fund's assets will be invested so that at least 80% of its income distributed will not be subject to federal regular income tax and Maryland state income tax. However, the income from these securities may be subject to federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund normally invests in investment grade debt securities with long and intermediate maturities, and the Fund will have a dollar-weighted average maturity of seven to twelve years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund's investments will vary depending on market conditions.

In selecting securities, the Fund's Adviser considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.


Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

o    Tax  Risks.   Failure  of  a  municipal  security  to  meet  certain  legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

o Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities.

o Maryland Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Maryland issuers.


Performance Information

The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK Maryland Tax-Free Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Accounting Survivor's Institutional Class Shares. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily predict how the Fund will perform in the future.




Risk/Return Bar Chart and Table


[GRAPHIC ILLUSTRATION OMITTED]





The bar chart shows the variability of the Accounting Survivor's Institutional Class Shares total returns on a calendar year-end basis.



The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 1.09%.

Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 4.17% (quarter ended December 31,
2000). Its lowest quarterly return was (2.08)% (quarter ended June 30, 1999).



Average Annual Total Return Table

The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Institutional Class Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 10 Year Municipal Bond Index (LB10MB) and the Lehman Brothers 7 Year Municipal Bond Index (LB7MB), broad-based market indexes, and the Lipper Maryland Municipal Debt Funds Objective. The LB10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between eight and twelve years. The LB7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between six and eight years. The Lipper Maryland Municipal Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.





(For the periods ended December 31, 2002)

Accounting Survivor-Institutional Class         1 Year    5 Years      Start of
Shares                                                               Performance1
------------------------------------------------------------------------------------
                                          ------------------------------------------
Return Before Taxes                             8.51%      5.02%         5.48%
------------------------------------------------------------------------------------
------------------------------------------
Return After Taxes on Distributions2            8.51%      4.96%         5.41%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale    6.90%      4.88%         5.28%
of Fund Shares2
------------------------------------------------------------------------------------
LB10MB                                          10.17%     6.12%         6.46%
------------------------------------------------------------------------------------
LB7MB                                           10.35%     6.07%         6.19%
------------------------------------------------------------------------------------
Lipper Maryland Municipal Debt Funds            6.77%      4.44%         4.91%
Objective
------------------------------------------------------------------------------------

1 The Accounting Survivor's Institutional Class Shares start of performance date was November 18, 1996.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


vision pennsylvania municipal bond fund



Goal

Current income exempt from federal regular income tax and Pennsylvania personal income taxes.


Strategy

     The Fund seeks its investment goal by investing primarily in municipal securities that generate income that is exempt from federal regular income tax and Pennsylvania personal income taxes. The principal issuers of these securities are state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Under normal market conditions, the Fund's assets will be invested so that at least 80% of its income distributed will not be subject to federal regular income tax and Pennsylvania personal income tax. However, the income from these securities may be subject to federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund normally invests in investment grade debt securities with long and intermediate maturities, and the Fund will have a dollar-weighted average maturity of seven to twelve years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund's investments will vary depending on market conditions.

     In selecting securities, the Fund's Adviser considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

o    Tax  Risks.   Failure  of  a  municipal  security  to  meet  certain  legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

o Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities.

o Pennsylvania Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers.


Performance Information

The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK Pennsylvania Tax-Free Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Accounting Survivor's Institutional Class Shares. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily predict how the Fund will perform in the future.




Risk/Return Bar Chart and Table


[GRAPHIC ILLUSTRATION OMITTED]





The bar chart shows the variability of the Accounting Survivor's Institutional Class Shares total returns on a calendar year-end basis.



The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 1.36%.

Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 4.18% (quarter ended September 30,
2002). Its lowest quarterly return was (2.54)% (quarter ended June 30, 1999).



Average Annual Total Return Table

The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Institutional Class Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 10 Year Municipal Bond Index (LB10MB) and the Lehman Brothers 7 Year Municipal Bond Index (LB7MB), broad-based market indexes, and the Lipper Pennsylvania Municipal Debt Funds Objective. The LB10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between eight and twelve years. The LB7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between six and eight years. The Lipper Pennsylvania Municipal Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.





 (For the periods ended December 31, 2002)

Accounting Survivor-Institutional Class         1 Year    5 Years      Start of
Shares                                                               Performance1
------------------------------------------------------------------------------------
                                          ------------------------------------------
Return Before Taxes                             8.99%      4.80%         5.12%
------------------------------------------------------------------------------------
------------------------------------------
Return After Taxes on Distributions2            8.99%      4.76%         5.07%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale    7.17%      4.67%         4.94%
of Fund Shares2
------------------------------------------------------------------------------------
LB10MB                                          10.17%     6.12%         6.68%
------------------------------------------------------------------------------------
LB7MB                                           10.35%     6.07%         6.34%
------------------------------------------------------------------------------------
Lipper Pennsylvania Municipal Debt              7.06%      4.48%         5.23%
Funds Objective
------------------------------------------------------------------------------------


     1 The Accounting Survivor's Institutional Class Shares start of performance date was April 1, 1996. Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Equity Fund Shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the Accounting Survivor in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


vision new york municipal bond fund
(formerly VISION New York Municipal Income Fund)

Goal

     To provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with the preservation of capital.

Strategy

     Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of New York and New York municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities.

     In selecting securities, the Fund's Adviser considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.



Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

o    Tax  Risks.   Failure  of  a  municipal  security  to  meet  certain  legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

o Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities.

o New York Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers.





Risk/Return Bar Chart and Table


[GRAPHIC ILLUSTRATION OMITTED]



The total returns shown above are for the Class A Shares, which is another class of shares offered by VISION New York Municipal Bond Fund. Class A Shares are not offered in this prospectus for the Fund's Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares have not yet been offered been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.86%.

Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 6.57% (quarter ended March 31, 1995). Its lowest quarterly return was (4.48)% (quarter ended March 31, 1994).



Average Annual Total Return Table

The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers New York Tax-Exempt Index (LBNYTE), a broad-based market index, and the Lipper New York Municipal Debt Funds Average. The LBNYTE is a total return performance benchmark for the New York long-term, investment grade, tax-exempt bond market. Returns and attributes for this index are calculated semi-monthly using approximately 22,000 municipal bonds classified as general obligation bonds (state and local), revenue bonds (excluding insured revenue bonds), insured bonds (includes all bond insurers with Aaa/AAA ratings), and prerefunded bonds. The Lipper New York Municipal Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)


                                                                     Start of
                                                                   Performance1
Class A Shares                                1 Year    5 Years
--------------------------------------------------------------------------------
                                   ---------------------------------------------
Return Before Taxes                           3.86%     4.12%          5.03%
--------------------------------------------------------------------------------
-----------------------------------
Return After Taxes on                         3.83%     4.05%          4.98%
Distributions2
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions and       3.88%     4.10%          4.90%
Sale of Fund Shares2
--------------------------------------------------------------------------------
LBNYTE                                        9.67%     6.17%          2.17%
--------------------------------------------------------------------------------
Lipper New York Municipal Debt Funds Average  8.83%     4.92%          5.13%
--------------------------------------------------------------------------------



1 The Fund's Class A Shares start of performance date was September 22, 1993.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


vision u.s. government bond fund
(formerly VISION U.S. Government Securities Fund)

Goal

     To  provide   current   income.   Capital   appreciation  is  a  secondary,
non-fundamental investment consideration.




Strategy

     The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio consisting of debt obligations that are guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities, including mortgage backed securities issued by U.S. government agencies. The Fund anticipates that most of its assets will be invested in fixed income securities having maturities greater than one year. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of "U.S. government securities." The Fund may invest at times to a limited extent in other types of debt obligations to enhance total return (e.g., corporate debt obligations, taxable municipal securities, asset backed securities, etc.).


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.





Risk/Return Bar Chart and Table


[GRAPHIC ILLUSTRATION OMITTED]



     The total returns shown above are for the Class A Shares, which is another class of shares offered by VISION U.S. Government Bond Fund. Class A Shares are not offered in this prospectus for the Fund's Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 1.10%.

     Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 6.45% (quarter ended June 30, 1995). Its lowest quarterly return was (2.81)% (quarter ended June 30, 1994).



Average Annual Total Return Table

     The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Aggregate Bond Index (LBAB) and Lehman Brothers U.S. Government Bond Index (LBUSGB), broad-based market indexes, and the Lipper U.S. Government Funds Objective. The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. agency obligations, foreign obligations, U.S. investment grade corporate debt and mortgage backed obligations. The LBUSGB is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. The Lipper U.S. Government Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. The Adviser has elected to change the index from LBAB to LBUSGB because it is more representative of the securities in which the Fund invests. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)

Class A Shares                                1 Year  5 Years      Start of
                                                                 Performance1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return Before Taxes                           4.76%    5.85%        5.55%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions2          2.58%    3.36%        3.07%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions and       2.86%    3.40%        3.14%
Sales of Fund Shares2
---------------------------------------------
--------------------------------------------------------------------------------
LBAB                                          10.25%   7.55%        7.08%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
LBUSGB                                        11.50%   7.26%        6.99%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lipper U.S. Government Funds Objective        9.84%    6.55%        5.96%
--------------------------------------------------------------------------------

1 The Fund's Class A Shares start of performance date was September 22, 1993.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.




vision short duration government bond fund
(formerly VISION Institutional Limited Duration Government Fund)


Goal

     To seek current income, with preservation of capital as a secondary objective.



Strategy

     The Fund normally invests substantially all, but under normal market conditions no less than 80% of the value of its net assets in a diversified portfolio of debt obligations issued or supported as to principal and interest by the U.S. government or its agencies and instrumentalities including mortgage backed securities, asset backed securities, variable and floating rate securities, and zero coupon securities, and in repurchase agreements backed by such securities. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of "U.S. government securities". The Fund expects to maintain a duration of less than three years under normal market conditions.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.





Risk/Return Bar Chart and Table

[GRAPHIC ILLUSTRATION OMITTED]



The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Institutional I Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Institutional I Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.34%.

Within the periods shown in the chart, the Fund's Institutional I Shares highest quarterly return was 3.51% (quarter ended September 30, 2001). Its lowest quarterly return was 0.24% (quarter ended December 31, 2001).


Average Annual Total Return Table

The following table represents the Fund's Institutional I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB), a broad-based market index, and the Lipper Short U.S. Government U.S. Government Index. The LB1-3GB tracks the performance of short-term U.S. government and corporate bonds The Lipper Short U.S. Government Index is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index and average shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

The information presented below, for the periods prior to January 8, 2001, is the historical information for VISION Limited Duration Government Securities Fund. The quoted performance of Short Duration Government Bond Fund includes performance of certain predecessor collective trust fund ("commingled") accounts, for the periods dating back to October 31, 1995 and prior to VISION Limited Duration Government Securities Fund's commencement of operations on July 1, 1997, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the SEC and, therefore, were not subject to investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts' performance may have been adversely affected.

(For the periods ended December 31, 2002)



                                                                        Start of
                                                                      Performance1
Institutional I Shares                        1 Year      5 Years
--------------------------------------------------------------------------------------
                                            ------------------------------------------
Return Before Taxes                            2.68%       4.97%          5.00%
--------------------------------------------------------------------------------------
--------------------------------------------
Return After Taxes on                          0.78%       2.70%          3.25%
Distributions2
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Return After Taxes on Distributions and        1.61%       2.82%          3.14%
Sale of Fund Shares2
--------------------------------------------------------------------------------------
LB1-3GB                                        6.01%       6.51%          6.41%
--------------------------------------------------------------------------------------
Lipper Short U.S. Government                   5.29%       5.87%          5.84%
Index
--------------------------------------------------------------------------------------

1 The Fund's Institutional I Shares start of performance date was October 31, 1995.


2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


MONEY MARKET FUNDS
--------------------------------------------------------------------------------
VISION MONEY MARKET FUND

Goal
To seek current income with liquidity and stability of principal.



Strategy

     The Fund invests at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government, banks and corporations.

     In selecting securities for the Fund, the Adviser considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.


Risks

     All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.





Risk/Return Bar Chart and Table



[GRAPHIC ILLUSTRATION OMITTED]




     The total returns shown above are for the Class A Shares, which is another class of shares offered by VISION Money Market Fund. Class A Shares are not offered in this prospectus for the Fund's Institutional I Shares and Institutional II Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares and Institutional II Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares and Institutional II Shares over the same period and would differ only to the extent that the three classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares and Institutional II Shares will not exceed those of the Class A Shares.

     Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.



     The Fund's Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

     The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.16%.

     Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 1.53% (quarter ended September 30, 2000). Its lowest quarterly return was 0.23% (quarter ended December 31, 2002).



Average Annual Total Return Table

     The following table represents the Fund's Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. First Tier Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The average is unmanaged and it is not possible to invest directly in an average.

(For the periods ended December 31, 2002)

                                    1 Year      5 Years           10 Years
--------------------------------------------------------------------------------
Class A Shares                       1.14%       4.06%             4.98%
--------------------------------------------------------------------------------
iMoneyNet, Inc. First Tier           1.54%       4.43%             4.55%
Institutional Average
--------------------------------------------------------------------------------


     The Fund's Class A Shares 7-Day Net Yield as of December 31, 2002 was 0.75%. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

vision pennsylvania tax free money market fund

Goal

     Maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and security of principal.



Strategy

     The Fund seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from federal and Pennsylvania personal income taxes. The Fund has a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from federal income tax, including the federal alternative minimum tax, and Pennsylvania personal income tax. The principal issuers of these securities may be state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions.

     In selecting securities for the Fund, the Adviser considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.


Risks

     All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

o    Tax  Risks.   Failure  of  a  municipal  security  to  meet  certain  legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

o Pennsylvania Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers.


Performance Information The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK Pennsylvania Tax-Free Money Market Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Accounting
Survivor's Institutional Class Shares. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily indicate how the Fund will perform in the future.




Risk/Return Bar Chart and Table


[GRAPHIC ILLUSTRATION OMITTED]



Historically, the Accounting Survivor has maintained a constant $1.00 net asset value per share. The bar chart shows the Accounting Survivor's Institutional Class Shares total return on a calendar year-end basis.



The Accounting Survivor's Institutional Class Shares are sold without a sales charge (load). The total return displayed above is based upon net asset value.

The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.15%.

Within the period shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 0.28% (quarter ended June 30, 2002). Its lowest quarterly return was 0.23% (quarter ended December 31, 2002).



     Average Annual Total Return Table The following table represents the Accounting Survivor's Institutional Class Shares and Institutional II Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. Tax Free State Specific Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The average is unmanaged and it is not possible to invest directly in an average.



(For the periods ended December 31, 2002)

 Accounting Survivor-Institutional                      1 Year         Start of
 Class Shares                                                        Performance1
 ------------------------------------------------------------------------------------
 Return Before Taxes                                    0.99%            1.32%
 -------------------------------------------------------------------------------------
 iMoneyNet, Inc. Tax Free State                         0.90%            1.50%
 Specific Institutional Average
 -------------------------------------------------------------------------------------
 Accounting Survivor-Institutional
 II Class Shares
 -------------------------------------------------------------------------------------
 Return Before Taxes                                    0.99%            1.29%
 -------------------------------------------------------------------------------------
 iMoneyNet, Inc. Tax Free State                         0.90%            1.50%
 Specific Institutional Average
 -------------------------------------------------------------------------------------



     1 The Accounting Survivor's Institutional Class Shares and Institutional II Class Shares start of performance dates were May 1, 2001 and May 11, 2001, respectively. The Accounting Survivor's Institutional Class Shares and Institutional II Class Shares 7-Day Net Yield as of December 31, 2002 were 0.95% and 0.95%, respectively.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

vision new york tax free money market fund

Goal

     To seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.



Strategy

     The Fund invests at least 80% of its net assets in a diversified portfolio of tax-exempt money market obligations. The Fund maintains a fundamental investment policy that at least 80% of its income will, under normal market conditions, be exempt from federal regular income tax, federal alternative minimum tax and New York State income tax. Such income should also be exempt from New York City income taxes.

     In selecting securities for the Fund, the Adviser considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.


Risks

     All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

o    Tax  Risks.   Failure  of  a  municipal  security  to  meet  certain  legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

o New York Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers.





Risk/Return Bar Chart and Table


[GRAPHIC ILLUSTRATION OMITTED]



The total returns shown above are for the Class A Shares, which is another class of shares offered by VISION New York Tax Free Money Market Fund. Class A Shares are not offered in this prospectus for the Fund's Institutional I Shares and Institutional II Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares and Institutional II Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares and Institutional II Shares over the same period and would differ only to the extent that the three classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The Fund's Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.16%.

Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 0.95% (quarter ended June 30, 2000). Its lowest quarterly return was 0.22% (quarter ended September 30, 2002).



Average Annual Total Return Table

     The following table represents the Fund's Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. Tax Free State Specific Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The average is unmanaged and it is not possible to invest directly in an average.


(For the periods ended December 31, 2002)

                                    1 Year         5 Years        10 Years
 -----------------------------------------------------------------------------
 Class A Shares                     0.98%           2.50%          2.61%
 -----------------------------------------------------------------------------
 iMoneyNet, Inc. Tax Free State     0.90%           2.43%          2.55%
 Specific Institutional Average
 -----------------------------------------------------------------------------

     The Fund's Class A Shares 7-Day Net Yield as of December 31, 2002 was 0.95%. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


VISION tax free MONEY MARKET FUND



Goal

     Maximizing current income exempt from federal income tax and providing liquidity and stability of principal.



Strategy

     The Fund seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund is well diversified among issuers and comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Adviser to be of equal credit quality. The Fund maintains a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from federal income tax, including the federal alternative minimum tax (AMT). The Fund attempts to invest 100% of its assets in securities exempt from federal income tax (not including the AMT).

     In selecting securities for the Fund, the Adviser considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.



Risks

     All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

o    Tax  Risks.   Failure  of  a  municipal  security  to  meet  certain  legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.


Performance Information

     The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK Tax-Free Money Market Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Accounting Survivor's Institutional Class Shares. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily predict how the Fund will perform in the future.




Risk/Return Bar Chart and Table

[GRAPHIC ILLUSTRATION OMITTED]


Historically the Accounting Survivor has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Accounting
Survivor's Institutional Class Shares total returns on a calendar year-end basis.


The Accounting Survivor's Institutional Class Shares are sold without a sales charge (load).

The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.19%.

Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 1.00% (quarter ended December 31,
2000). Its lowest quarterly return was 0.26% (quarter ended September 30, 2002).



Average Annual Total Return Table

The following table represents the Accounting Survivor's Institutional Class Shares and Institutional II Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. Tax Free Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The average is unmanaged and it is not possible to invest directly in an average.




(For the calendar periods ended December 31, 2002)
Accounting Survivor-Institutional         1Year        5 Years         Start of
Class Shares                                                         Performance1
--------------------------------------------------------------------------------------
Return Before Taxes                        1.11%        2.69%            2.92%
--------------------------------------------------------------------------------------
iMoneyNet, Inc. Tax Free                   1.09%        2.66%            2.91%
Institutional Average
--------------------------------------------------------------------------------------
Accounting Survivor-Institutional
II Class Shares
--------------------------------------------------------------------------------------
Return Before Taxes                        1.04%        2.63%            2.86%
--------------------------------------------------------------------------------------
iMoneyNet, Inc. Tax Free                   1.09%        2.66%            2.86%
Institutional Average
--------------------------------------------------------------------------------------

1 The Accounting Survivor's Institutional Class Shares and Institutional II Class Shares start of performance dates were June 14, 1994 and July 28, 1995, respectively. The Accounting Survivor's Institutional Class Shares and Institutional II Class Shares 7-Day Net Yield as of December 31, 2002 were 1.14% and 1.07%, respectively.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

vision u.s. government money market fund



Goal
To seek current income and provide liquidity and security of principal.



Strategy

The Fund seeks its investment goal by investing in obligations issued by the U.S. government and its agencies and instrumentalities and repurchase agreements. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements backed by such instruments.

In selecting securities for the Fund, the Adviser considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.



Risks

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.




Performance Information

The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK U.S. Government Money Market Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Accounting Survivor's Institutional Class Shares. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily predict how the Fund will perform in the future.




Risk/Return Bar Chart and Table

[GRAPHIC ILLUSTRATION OMITTED]


     Historically the Accounting Survivor has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Accounting Survivor's Institutional Class Shares total returns on a calendar year-end basis. The Accounting Survivor's Institutional Class Shares are sold without a sales charge (load).


     o The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.24%.

     Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 1.58% (quarter ended December 31, 2000). Its lowest quarterly return was 0.31% (quarter ended December 31, 2002).



Average Annual Total Return Table

     The following table represents the Accounting Survivor's Institutional Class Shares and Institutional II Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. Government Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The average is unmanaged and it is not possible to invest directly in an average.


(For the calendar periods ended December 31, 2002)

Accounting Survivor-Institutional         1Year    5 Years       Start of
Class Shares                                                   Performance1
------------------------------------------------------------------------------
Return Before Taxes                       1.50%     4.28%         4.57%
------------------------------------------------------------------------------
iMoneyNet, Inc. Government                1.42%     4.18%         4.40%
Institutional Average
------------------------------------------------------------------------------
Accounting Survivor-Institutional II
Class Shares
------------------------------------------------------------------------------
Return Before Taxes                       1.43%     4.22%         4.56%
------------------------------------------------------------------------------
iMoneyNet, Inc. Government                1.42%     4.18%         4.40%
Institutional Average
------------------------------------------------------------------------------

     1 The Accounting Survivor's Institutional Class Shares and Institutional II Class Shares start of performance dates were June 14, 1993 and July 28, 1995, respectively. The Accounting Survivor's Institutional Class Shares and Institutional II Class Shares 7-Day Net Yield as of December 31, 2002 were 1.04% and 0.97%, respectively.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


vision u.s. treasury money market fund
(formerly VISION Treasury Money Market Fund)

Goal
To seek current income with liquidity and stability of principal.




Strategy

     The Fund invests at least 80% of the value of its net assets in a diversified portfolio of direct obligations of the U.S. Treasury, such as
Treasury  bills  and  notes,   and  repurchase   agreements   secured  by  these
obligations.

     In selecting securities for the Fund, the Adviser considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.


Risks

     All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.







Risk/Return Bar Chart and Table


[GRAPHIC ILLUSTRATION OMITTED]



     The total returns shown above are for the Class A Shares, which is another class of shares offered by VISION U.S. Treasury Money Market Fund. Class A Shares are not offered in this prospectus for the Fund's Institutional I Shares and Institutional II Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares and Institutional II Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares and Institutional II Shares over the same period and would differ only to the extent that the three classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares and Institutional II Shares will not exceed those of the Class A Shares.

     Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The Fund's Class A Shares are sold without a sales charge (load). The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.17%.

     Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 1.47% (quarter ended December 31, 2000). Its lowest quarterly return was 0.23% (quarter ended December 31, 2002).



Average Annual Total Return Table

     The following table represents the Fund's Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. Treasury Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The average is unmanaged and it is not possible to invest directly in an average.

(For the calendar periods ended December 31, 2002)
                                         1 Year    5 Years      10 Years
 ---------------------------------------------------------------------------
 Class A Shares                          1.13%      3.90%        4.13%
 ---------------------------------------------------------------------------
 iMoneyNet, Inc. Treasury                1.38%      4.05%        4.26%
 Institutional Average
 ---------------------------------------------------------------------------



     The Fund's Class A Shares 7-Day Net Yield as of December 31, 2002 was 0.78%. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


what are the funds' fees and expenses?
--------------------------------------------------------------------------------


VISION GROUP OF FUNDS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional I Shares and Institutional II Shares of the Funds.


                                       International Small Cap   Small          Mid cap
                                       Equity fund  growth Fund  Cap            Growth Fund
                                                                 Stock
                                                                 Fund
                                     Institutional Institutional Institutional  Institutional
shareholder fees                        I Shares     I Shares    I Shares       I Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on    None        None       None           None
Purchases (as a percentage of offering
price)
Maximum Deferred Sales Charge (Load)      None        None       None           None
(as a percentage of original purchase
price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on    None        None       None           None
Reinvested Dividends (and other
Distributions) (as a percentage of
offering price)
Redemption Fee (as a percentage of        None        None       None           None
amount redeemed, if applicable)
Exchange Fee                              None        None       None           None

Annual Fund Operating Expenses (Before
Waivers)1
Expenses That are Deducted From Fund
Assets (as a percentage of projected
average net assets)
Management Fee                            1.00%       0.85%      0.85%          0.85%2
Distribution (12b-1) Fee                  None        None       None           None
Shareholder Services Fee                 0.25%3      0.25%3      0.25%          0.25%3
Other Expenses                            0.27%       0.21%      0.22%          0.31%
Total Annual Fund Operating Expenses      1.52%       1.31%      1.32%          1.41%
-------------------------------------------------------------------------------------
1  Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending
  April 30, 2004.
Total Waiver of Fund Expenses             0.06%       0.14%      0.00%          0.28%
Total Actual Annual Operating Expenses    1.46%       1.17%      1.32%          1.13%
(After Waivers)

     2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Mid Cap Growth Fund (after the anticipated voluntary waiver) is expected to be 0.80% for the fiscal year ending April 30, 2004.

     3 A portion of the shareholder services fee for the Funds' Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee expected to be paid by the International Equity Fund, Small Cap Growth Fund and Mid Cap Growth Fund (after the anticipated voluntary waiver) is expected to be 0.19%, 0.11% and 0.02%, respectively, for the fiscal year ending April 30, 2004.


                                         Mid cap
                                        Stock Fund
                                                    Multi Cap   Large     Large Cap
                                                   Growth Fund  Cap       Stock Fund
Shareholder Fees                                                Growth
                                                                Fund
                                    Institutional Institutional Institutional Institutional
                                        I Shares    I Shares   I Shares   I Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on    None        None       None       None
Purchases (as a percentage of offering
price)
Maximum Deferred Sales Charge (Load)      None        None       None       None
(as a percentage of original purchase
price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on    None        None       None       None
Reinvested Dividends (and other
Distributions) (as a percentage of
offering price)
Redemption Fee (as a percentage of        None        None       None       None
amount redeemed, if applicable)
Exchange Fee                              None        None       None       None

Annual Fund Operating Expenses (Before
Waivers)1
Expenses That are Deducted From Fund
Assets (as a percentage of projected
average net assets)
Management Fee                            0.85%       0.70%     0.85%2     0.85%
Distribution (12b-1) Fee                  None        None       None       None
Shareholder Services Fee3                 0.25%       0.25%      0.25%     0.25%
Other Expenses                            0.29%       0.21%      0.51%     0.19%
Total Annual Fund Operating Expenses      1.39%       1.16%      1.61%     1.29%
--------------------------------------------------------------------------------

1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending April 30, 2004.

Total Waiver of Fund Expenses             0.14%       0.13%      0.30%     0.19%
Total Actual Annual Operating Expenses    1.25%       1.03%      1.31%     1.10%
(After Waivers)

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Large Cap Growth Fund (after the anticipated voluntary waiver) is expected to be 0.69% for the fiscal year ending April 30, 2004.

3 A portion of the shareholder services fee for the Funds' Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee expected to be paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.11%, 0.12%, 0.11% and 0.06%, respectively, for the fiscal year ending April 30, 2004.


                                         Equity
                                        Index Fund
                                                    Large Cap      Equity         Social
Shareholder Fees                                    Value Fund   Income Fund      Balanced
                                                                                  Fund
                                       Institutional Institutional Institutional  Institutional
                                        I Shares     I Shares        I Shares     I Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on    None         None       None          None
Purchases (as a percentage of offering
price)
Maximum Deferred Sales Charge (Load)      None         None       None          None
(as a percentage of original purchase
price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on    None         None       None          None
Reinvested Dividends (and other
Distributions) (as a percentage of
offering price)
Redemption Fee (as a percentage of        None         None       None          None
amount redeemed, if applicable)
Exchange Fee                              None         None       None          None

Annual Fund Operating Expenses (Before
Waivers)1
Expenses That are Deducted From Fund
Assets (as a percentage of projected
average net assets)
Management Fee                            0.20%2      0.70%       0.70%     0.70%2
Distribution (12b-1) Fee                  None         None       None       None
Shareholder Services Fee                  0.25%3      0.25%3      0.25%3    0.25%
Other Expenses                            0.25%       0.35%       0.28%     0.50%
Total Annual Fund Operating Expenses      0.70%       1.30%       1.23%     1.45%


     ---------------------------------------------------------------------------
     1 Although not contractually obligated to do so, the shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending April 30, 2004.

Total Waiver of Fund Expenses             0.40%       0.14%       0.21%    0.20%
Total Actual Annual Operating Expenses    0.30%       1.16%       1.02%    1.25%
(After Waivers)

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Equity Index Fund and Balanced Fund (after the anticipated voluntary waiver) is expected to be 0.05% and 0.50%, respectively, for the fiscal year ending April 30, 2004.

3 A portion of the shareholder services fee for Equity Index Fund, Large Cap Value Fund and Equity Income Fund is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee expected to be paid by the Funds (after anticipated voluntary waiver) is expected to be 0.00%, 0.11% and 0.04%, respectively, for the fiscal year ending April 30, 2004

                                                   Intermediate-Term        Short-Term
                                                   Bond Fund                Corporate
                                        Balanced                  Income    Bond Fund
Shareholder Fees                          Fund                     Fund
                                   Institutional Institutional Institutional Institutional
                                        I Shares    I Shares     I Shares  I Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on    None        None         None      None
Purchases (as a percentage of offering
price)
Maximum Deferred Sales Charge (Load)      None        None         None      None
(as a percentage of original purchase
price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on    None        None         None      None
Reinvested Dividends (and other
Distributions) (as a percentage of
offering price)
Redemption Fee (as a percentage of        None        None         None      None
amount redeemed, if applicable)
Exchange Fee                              None        None         None      None

Annual Fund Operating Expenses (Before
Waivers )1
Expenses That are Deducted From Fund
Assets (as a percentage of projected
average net assets)
Management Fee                            0.65%      0.70%2       0.60%     0.70%
Distribution (12b-1) Fee                  None        None         None      None
Shareholder Services Fee3                 0.25%      0.25%        0.25%     0.25%
Other Expenses                            0.20%      0.17%        0.17%     0.23%
Total Annual Fund Operating Expenses      1.10%      1.12%        1.02%     1.18%
-------------------------------------------------------------------------------------

1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending April 30, 2004.

Total Waiver of Fund Expenses             0.16%      0.31%       0.17%     0.18%
Total Actual Annual Operating Expenses    0.94%      0.81%       0.85%     1.00%
(After Waivers)

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Intermediate-Term Bond Fund (after the anticipated voluntary waiver) is expected to be 0.59% for the fiscal year ending April 30, 2004.

3 A portion of the shareholder services fee for the Funds' Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee expected to be paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.09%, 0.05%, 0.08% and 0.07%, respectively, for the fiscal year ending April 30, 2004.


                                        Maryland    Pennsylvania  New York      U.S.
                                        Municipal   Municipal     Municipal     Government
Shareholder Fees                        Bond Fund   Bond Fund     Bond Fund     Bond Fund
                                     Institutional  Institutional Institutional Institutional
                                        I Shares     I Shares   I Shares        I Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on    None         None       None          None
Purchases (as a percentage of offering
price)
Maximum Deferred Sales Charge (Load)      None         None       None          None
(as a percentage of original purchase
price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on    None         None       None          None
Reinvested Dividends (and other
Distributions) (as a percentage of
offering price)
Redemption Fee (as a percentage of        None         None       None          None
amount redeemed, if applicable)
Exchange Fee                              None         None       None          None

Annual Fund Operating Expenses (Before
Waivers )1
Expenses That are Deducted From Fund
Assets (as a percentage of projected
average net assets)
Management Fee                           0.70%2       0.70%      0.70%2     0.70%
Distribution (12b-1) Fee                  None         None       None       None
Shareholder Services Fee3                 0.25%       0.25%       0.25%     0.25%
Other Expenses                            0.22%       0.20%       0.23%     0.21%
Total Annual Fund Operating Expenses      1.17%       1.15%       1.18%     1.16%
--------------------------------------------------------------------------------

1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending April 30, 2004.

Total Waiver of Fund Expenses             0.33%       0.15%      0.32%     0.21%
Total Actual Annual Operating Expenses    0.84%       1.00%      0.86%     0.95%
(After Waivers)

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by Maryland Municipal Bond Fund and New York Municipal Bond Fund (after the anticipated voluntary waiver) is expected to be 0.62% and 0.63%, respectively, for the fiscal year ending April 30, 2004.

3    All  or  a  portion  of  the  shareholder   services  fee  for  the  Funds'
     Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee expected to be paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.00%, 0.10%, 0.00% and 0.04%, respectively, for the fiscal year ending April 30, 2004.



                                Money Market Fund

                                Short
                                Duration
                                Government
                                Bond Fund


                                Institutional Institutional Institutional
Shareholder Fees                 I Shares        I Shares     II Shares
Fees Paid Directly From Your
Investment
Maximum Sales Charge (Load)        None          None     None
Imposed on Purchases (as a
percentage of offering price)
Maximum Deferred Sales Charge      None          None     None
(Load) (as a percentage of
original purchase price or
redemption proceeds, as
applicable)
Maximum Sales Charge (Load)        None          None     None
Imposed on Reinvested Dividends
(and other Distributions) (as a
percentage of offering price).
Redemption Fee (as a percentage    None          None     None
of amount redeemed, if
applicable)
Exchange Fee                       None          None     None

Annual Fund Operating Expenses
(Before Waivers)1
Expenses That are Deducted From
Fund Assets (as a percentage of
average net assets)
Management Fee                    0.60%2      0.50%2    0.50%
Distribution (12b-1) Fee           None        None    0.25%3
Shareholder Services Fee          0.25%4      0.25%4    None
Other Expenses                     0.20%      0.17%     0.17%
Total Annual Fund Operating        1.05%      0.92%     0.92%
Expenses
------------------------------------------------------------------------

1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending April 30, 2004.

Total Waiver of Fund Expenses
  0.36%                   0.51%               0.44%
Total Actual Annual Operating Expenses
  0.69%                    0.41%               0.48%
(After Waivers)


2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Institutional I Shares of Short Duration Government Bond Fund and Money Market Fund (after the anticipated voluntary waiver) is expected to be 0.49% and 0.24%, respectively, for the fiscal year ending April 30, 2004.


3 The distribution (12b-1) fee for the Money Market Fund's Institutional II Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee expected to be paid by the Fund's Institutional II Shares (after the anticipated voluntary waiver) is expected to be 0.07%, respectively, for the fiscal year ending April 30, 2004.

4 A portion of the shareholder services fee for Short Duration Government Fund's Institutional Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee expected to be paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004. The shareholder services fee for Money Market Fund's Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee expected to be paid by the Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.00%for the fiscal year ending April 30, 2004.




                                             Tax Free    Money        PENNSYLVANIA    TAX FREE
Shareholder Fees                              Market     Fund         MONEY MARKET    FUND
                                          Institutional Institutional Institution     Institutional
                                          I Shares       II Shares     I Shares        II Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on      None            None      None              None
Purchases (as a percentage of offering
price)
Maximum Deferred Sales Charge (Load)        None            None      None              None
(as a percentage of original purchase
price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on      None            None      None              None
Reinvested Dividends (and other
Distributions) (as a percentage of
offering price)
Redemption Fee (as a percentage of          None            None      None              None
amount redeemed, if applicable)
Exchange Fee                                None            None      None              None

Annual Fund Operating Expenses (Before
Waivers)1
Expenses That are Deducted From Fund
Assets (as a percentage of projected
average net assets)
Management Fee                              0.50%     0.50%2    0.50%2      0.50%
Distribution (12b-1) Fee                    None      0.25%3     None       0.25%3
Shareholder Services Fee                   0.25%4      None     0.25%4       None
Other Expenses                              0.17%     0.17%      0.27%      0.27%
Total Annual Fund Operating Expenses        0.92%     0.92%      1.02%      1.02%
--------------------------------------------------------------------------------------

1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending April 30, 2004.

Total Waiver of Fund Expenses               0.53%     0.46%      0.44%     0.44%
Total Actual Annual Operating Expenses      0.39%     0.46%       0.58%    0.58%
(After Waivers)

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by Tax Free Money Market Fund's Institutional II Shares and Pennsylvania Tax Free Money Market Fund's Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.22% and 0.30%, respectively, for the fiscal year ending April 30, 2004.

3 A portion of the distribution (12b-1) fee for Tax Free Money Market Fund's Institutional II Shares and Pennsylvania Tax Free Money Market Fund's
     Institutional II Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee expected to be paid by the Funds' Institutional II Shares (after the anticipated voluntary waiver) is expected to be 0.07% and 0.01%, respectively, for the fiscal year ending April 30, 2004.

4 The shareholder services fee for Tax Free Money Market Fund's Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee expected to be paid by the Fund's Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004. A portion of the shareholder services fee for Pennsylvania Tax Free Money Market Fund's Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee expected to be paid by the Fund's Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.01% for the fiscal year ending April 30, 2004.


                                New York
                                Tax Free
                                Money                 U.S. Government               U.S. Treasury
                                Market Fund           Money Market Fund           Money Market Fund
                                Institutional Institutional      Institutional Institutional Institutional
Shareholder Fees                I Shares      I Shares           II Shares     I Shares      II Shares
Fees Paid Directly From Your
Investment
Maximum Sales Charge (Load)     `   None     None      None      None        None
Imposed on Purchases (as a
percentage of offering price)
Maximum Deferred Sales Charge       None     None      None      None        None
(Load) (as a percentage of
original purchase price or
redemption proceeds, as
applicable)
Maximum Sales Charge (Load)         None     None      None      None        None
Imposed on Reinvested Dividends
(and other Distributions) (as a
percentage of offering price).
Redemption Fee (as a percentage     None     None      None      None        None
of amount redeemed, if
applicable)
Exchange Fee                        None     None      None      None        None

Annual Fund Operating Expenses
(Before Waivers)1
Expenses That are Deducted From
Fund Assets (as a percentage of
average net assets)
Management Fee                     0.50%2    0.50%2    0.50%    0.50%2       0.50%
Distribution (12b-1) Fee            None     None      0.25%3    None       0.25%3
Shareholder Services Fee           0.25%4   0.25%4     None     0.25%4       None
Other Expenses                     0.16%     0.16%     0.16%     0.17%       0.17%
Total Annual Fund Operating         0.91%    0.91%     0.91%     0.92%       0.92%
Expenses

--------------------------------------------------------------------------------

1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending April 30, 2004.

Total Waiver of Fund Expenses       0.29%   0.48%     0.41%     0.43%      0.36%
Total Actual Annual Operating       0.62%   0.43%     0.50%     0.49%      0.56%
Expenses (After Waivers)

2 The adviser expects to voluntarily waive a portion of the management fee for the Institutional I Shares of the Funds. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by each Fund's Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.30%, 0.27%, and 0.30%, respectively, for the fiscal year ending April 30, 2004.

3 A portion of the distribution (12b-1) fee for the Institutional II Shares of U.S. Government Money Market Fund and U.S. Treasury Money Market Fund is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee expected to be paid by the Institutional II Shares (after the anticipated voluntary waiver) is expected to be 0.07% and 0.09%, respectively, for the fiscal year ending April 30, 2004.

4 A portion of the shareholder services fee for New York Tax Free Money Market Fund's and U.S. Treasury Money Market Fund's Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee expected to be paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.16% and 0.02%, respectively, for the fiscal year ending April 30, 2004. The shareholder services fee for the U.S. Government Money Market Fund's Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee expected to be paid by the Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004.




EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund's Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund's Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares and Institutional II Shares operating expenses are before waivers and reimbursements as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Institutional I Shares     1 Year  3 Years 5 Years 10
                                                     Years
International Equity Fund    $155     $480    $829  $1,813
Small Cap Growth Fund        $133     $415    $718  $1,579
Small Cap Stock Fund         $134     $418    $723  $1,590
Mid Cap Growth Fund          $144     $446    $771  $1,691
Mid Cap Stock Fund           $142     $440    $761  $1,669
Multi Cap Growth Fund        $118     $368    $638  $1,409
Large Cap Growth Fund        $164     $508    $876  $1,911
Large Cap Stock Fund         $131     $409    $708  $1,556
Equity Index Fund             $72     $224    $390    $871
Large Cap Value Fund         $132     $412    $713  $1,568
Equity Income Fund           $125     $390    $676  $1,489
Social Balanced Fund         $148     $459    $792  $1,735
Balanced Fund                $112     $350    $606  $1,340
Intermediate-Term Bond Fund  $114     $356    $617  $1,363
Income Fund                  $104     $325    $563  $1,248
Short Term Corporate Bond    $120     $375    $649  $1,432
Fund
Maryland Municipal Bond      $119     $372    $644  $1,420
Fund
Pennsylvania Municipal       $117     $365    $633  $1,398
Bond Fund
New York Municipal Bond      $120     $375    $649  $1,432
Fund
U.S. Government Bond Fund    $118     $368    $638  $1,409

Short Duration Government    $107     $334    $579  $1,283
Bond Fund

Money Market Fund             $94     $293    $509  $1,131
Tax Free Money Market Fund    $94     $293    $509  $1,131
Pennsylvania Tax Free        $104     $325    $563  $1,248
Money Market Fund
New York Tax Free Money       $93     $290    $504  $1,120
Market Fund
U.S. Government Money         $93     $290    $504  $1,120
Market Fund
U.S. Treasury Money Market    $94     $293    $509  $1,131
Fund

Institutional II Shares    1 Year  3 Years 5 Years 10
                                                     Years
Money Market Fund             $94     $293    $509  $1,131
Tax Free Money Market Fund    $93     $293    $509  $1,131
Pennsylvania Tax Free        $104     $325    $563  $1,248
Money Market Fund
U.S. Government Money         $93     $290    $504  $1,120
Market Fund
U.S. Treasury Money Market    $94     $293    $509  $1,131
Fund


WHAT ARE THE FUNDS' MAIN INVESTMENTS AND TECHNIQUES?
--------------------------------------------------------------------------------


PRINCIPAL SECURITIES OF THE FUNDS


EQUITY FUNDS

The principal securities of each of the Funds listed below (each, an "Equity Fund, " and collectively, the "Equity Funds") are marked with an "X".


                  International Small   Small Mid    Mid   Multi  Large  Large EquityLarge Equity
                   Equity       Cap     Cap   Cap    Cap   Cap    Cap    Cap   Index Cap   Income
                   Fund         Growth  Stock Growth Stock Growth Growth Stock Fund  Value Fund
                                Fund    Fund  Fund   Fund  Fund   Fund   Fund        Fund
Equity Securities      X        X       X     X      X     X      X      X     X     X     X
Common Stocks          X        X       X     X      X     X      X      X     X     X     X
Preferred Stocks       X        X       X     X      X     X      X      X           X     X
Convertible            X
Securities
Foreign Securities     X        X
Derivative             X
Contracts
Futures Contracts      X



BALANCED FUNDS

The principal securities of each of the Funds listed below (each, a "Balanced Fund, " and collectively, the " Balanced Funds") are marked with an "X".

                      Social          Balanced Fund
                      Balanced Fund
Equity Securities            X              X
Common Stocks                X              X
Fixed Income                 X              X
Securities
Treasury Securities          X              X
Agency Securities            X              X
Corporate Debt               X              X
Securities




INCOME FUNDS


The principal securities of each of the Funds listed below (each, an "Income Fund, " and collectively, the "Income Funds") are marked with an "X".


                         Intermediate-Income    Short-Term  Maryland    Pennsylvania New     U.S.        Short
                         Bond Fund    Fund      Corporate   Municipal   Municipal    York    Government  Duration
                                                Bond Fund   Bond Fund   Bond Fund    MunicipaBond Fund   Government
                                                                                     Bond                Bond Fund
                                                                                     Fund
Fixed Income Securities       X           X          X           X           X          X         X          X
Treasury Securities           X           X          X                                            X          X
Agency Securities             X           X          X                                            X          X
Corporate Debt                X           X          X                                            X          X
Securities
Mortgage Backed               X           X          X                                            X          X
Securities
Asset Backed Securities       X           X          X                                            X          X
Tax-Exempt Securities                                            X           X          X
General Obligation Bonds                                         X           X          X
Special Revenue Bonds                                            X           X          X
Tax Increment Financing                                          X           X          X
Bonds
Municipal Notes                                                  X           X          X
Variable Rate Demand          X           X          X           X           X          X         X          X
Instruments


MONEY MARKET FUNDS

     The principal securities of each of the Funds listed below (each, a "Money Market Fund, " and collectively, the "Money Market Funds") are marked with an "X".


                            Money  Tax Free   U.S.        U.S.       Pennsylvania New York
                            Market Money      Government  Treasury   Tax Free     Tax Free
                            Fund   Market     Money       Money      Money        Money
                                   Fund       Market Fund Market     Market Fund  Market
                                                          Fund                    Fund
Fixed Income Securities       X        X           X          X           X           X
Treasury Securities           X                    X          X
Agency Securities             X                    X
Corporate Debt Securities     X
Commercial Paper              X
Tax-Exempt Securities                  X                                  X           X
General Obligation Bonds               X                                  X           X
Special Revenue Bonds                  X                                  X           X
Tax Increment Financing                X                                  X           X
Bonds
Municipal Notes                        X                                  X           X
Variable Rate Demand          X        X                                  X           X
Instruments
Repurchase Agreements         X                    X          X



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PRINCIPAL SECURITIES OF THE FUNDS
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     The following  list is a description  of the principal  securities in which the Funds may invest. More information of the principal and acceptable investments of the Funds is contained in the Funds' Statement of Additional Information.


EQUITY SECURITIES

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal types of equity securities in which certain Funds may invest.




Common Stocks

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.




Preferred Stocks

     Preferred  stocks  have  the  right  to  receive  specified   dividends  or
distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.




FIXED INCOME SECURITIES

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes the principal types of fixed income securities in which a Fund may invest.


Treasury Securities

     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.


Agency Securities

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

     A Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.



Corporate Debt Securities

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

     In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.


Mortgage Backed Securities

     Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

     Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.


Asset Backed Securities

     Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks.


Commercial Paper

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.




Convertible Securities

     Convertible securities are fixed income securities that International Equity Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

     Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Fund may invest in convertible securities rated below investment grade. See "Risks Associated with Non-Investment Grade Securities" herein.

     International Equity Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.





Tax-Exempt Securities

     Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.


    General Obligation Bonds

     General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.


    Special Revenue Bonds

     Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.


    Tax Increment Financing Bonds

     Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.


    Municipal Notes

     Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.


    Variable Rate Demand Instruments

     Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.


Foreign Securities

     Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o    the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

     Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.



Derivative Contracts

     Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

     Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

     For example, International Equity Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.



     International Equity Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.



     Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

     International Equity Fund may trade in the following types of derivative contracts.


Futures Contracts

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.



SPECIAL TRANSACTIONS

Repurchase Agreements


     Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.



     A Fund's custodian will take possession of the securities subject to repurchase agreements. The Adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

     A Fund may invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash.


PORTFOLIO TURNOVER (Equity and Income Funds only)

     Each Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.




TEMPORARY DEFENSIVE INVESTMENTS

     Certain Funds may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to fail to meet its investment objective and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.




INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

     The Adviser or sub-adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's or sub-adviser's credit assessment that the security is comparable to investment grade.



specific risks of investing in the funds
--------------------------------------------------------------------------------




STOCK MARKET RISKS

     The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.

     The Adviser or sub-adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.



RISKS RELATED TO INVESTING FOR GROWTH

     Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.



RISKS RELATED TO INVESTING FOR VALUE

     Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE

     Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

     Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.


INTEREST RATE RISKS

     Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

     Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


CREDIT RISKS

     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

     Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

     Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

     Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.




CALL RISKS

     Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

     If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.





PREPAYMENT RISKS

     Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

     Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.



     A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.


TAX RISKS

     In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Tax Free Money Market Fund and New York Tax Free Money Market Fund to their shareholders to be taxable.

     Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

     Income from Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, Tax Free Money Market Fund, Pennsylvania Tax Free Money Market Fund and New York Tax Free Money Market Fund may be subject to the alternative minimum tax (AMT). However, Tax Free Money Market Fund, Pennsylvania Tax Free Money Market Fund and New York Tax Free Money Market Fund are required to limit to 20% of their income that would be subject to AMT.


RISKS OF NON-DIVERSIFICATION

     Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund and New York Municipal Bond Fund are non-diversified. Compared to diversified mutual funds, each of these Funds may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases a Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund's Share price and performance.


RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES

     The convertible securities in which a Fund may invest may be rated below investment grade. Convertible securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.




MARYLAND INVESTMENT RISKS

     Maryland Municipal Bond Fund emphasizes investments in Maryland and is more subject to events that may adversely affect Maryland issuers compared to funds that invest in multiple states.

     Maryland's economy is relatively diversified across the service, trade and government sectors. The high proportion of federal government jobs, which contributes to high wealth levels, made the state vulnerable to the recession and concurrent federal downsizing in the early 1990's; however, Maryland's economic growth rate has improved and is nearing the national average.





NEW YORK INVESTMENT RISKS

     New York Municipal Bond Fund and New York Tax Free Money Market Fund emphasize investments in New York and are subject to events that may adversely affect New York issuers compared to funds that invest in multiple states. New York's economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State's economy through its international importance in economic sectors such as advertising, finance, and banking. Any major changes to the financial conditions of New York City would ultimately have an effect on the State.

     Yields on New York municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could impact New York Municipal Bond Fund or New York Tax Free Money Market Fund's portfolio. The ability of these Funds to achieve their investment goals also depends on the continuing ability of the issuers of New York municipal securities and participation interest, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

     Additionally, the tragic events of September 11, 2001 may have adverse short-term or long-term economic effects on New York City.


PENNSYLVANIA INVESTMENT RISKS

     Pennsylvania Municipal Bond Fund and Pennsylvania Tax Free Money Market Fund emphasize investments in Pennsylvania and are more subject to events that may adversely affect Pennsylvania issuers.

     Pennsylvania's economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of nonagricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the Commonwealth or its municipalities, and could adversely affect the market value of the Pennsylvania Exempt Securities in the Pennsylvania Municipal Bond Fund or the ability of the respective obligors to make payments of interest and principal due on such Securities.


RISKS OF FOREIGN INVESTING

     Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

     Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent International Equity Fund and Small Cap Growth Fund and its Adviser and sub-adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

     Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.


CURRENCY RISKS

     Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

     The Adviser attempts to manage currency risk by limiting the amount International Equity Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.



SOCIAL INVESTMENT RISK

     Social Balanced Fund's social screens could cause them to underperform similar funds that do not have social policies. Among the reasons for this is that stocks that do not meet the social criteria could outperform those that do.

     In  addition,   Social  Balanced  Fund's   management  may  forego  certain
investments for social reasons when it would otherwise be advantageous to make the investment.


TRACKING ERROR RISK

     Factors such as fund expenses, imperfect correlation between the fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, Equity Index Fund, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.


ASSET ALLOCATION RISK

     Social Balanced Fund and Balanced Fund are subject to the risk that the Adviser's asset allocation decisions between equity securities, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total returns.




what do shares cost?
--------------------------------------------------------------------------------



     You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. All of the Funds offered by this prospectus offer Institutional I Shares. Money Market Fund, Tax Free Money Market Fund, Pennsylvania Tax Free Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Money Market Fund also offer Institutional II Shares. When the Funds receive your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). The Funds do not charge a front-end sales charge. Each Money Market Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The Money Market Funds cannot guarantee that their NAV will always remain at $1.00 per Share.



     The value of Shares of the Equity, Balanced and Income Funds is generally determined based upon the market value of portfolio securities. However, in all cases, the Funds' Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. If an Equity Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, the value of a Fund's assets may change on days you cannot purchase, redeem or exchange Shares.

     NAV for the Equity, Balanced and Income Funds is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. NAV for the Money Market Funds is determined twice daily at 3:00 p.m. (Eastern time) and at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Equity and Balanced Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter (OTC) market). The Funds generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at time of purchase may be valued at amortized cost. For International Equity Fund, futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

     The minimum initial investment for the Institutional I Share class is $100,000. The required minimum subsequent investment amount is $150,000 within six months.

     The minimum initial investment for the Institutional II Share class is $1 million.



     The minimum investment for Social Balanced Fund is $50,000.



     The minimum initial and subsequent investment amounts may be waived or lowered from time to time. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Funds.


how are the funds sold?
--------------------------------------------------------------------------------



     The Trust offers seven classes of Shares: Class A Shares, Class B Shares, Class C Shares, Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares. Each class represents interests in a single portfolio of securities. Each Equity Fund, Balanced Fund and each Fixed Income Fund offers Class A Shares, Class B Shares and Institutional I Shares and, in addition, Small Cap Growth Fund offers Class C Shares. Social Balanced Fund offers only Institutional I Shares. Each Money Market Fund offers Class A Shares and Institutional I Shares and, in addition, Money Market Fund offers Class B Shares, Class S Shares, Institutional Shares and Institutional I Shares; Tax Free Money Market Fund, Pennsylvania Tax Free Money Market Fund and U.S. Government Money Market Fund offer Institutional II Shares; and U.S. Treasury Money Market Fund offers Class A Shares, Class S Shares and Institutional II Shares.

     This prospectus relates only to Institutional I Shares and Institutional II Shares. All Share classes have different sales charges and other expenses, which affect their performance. Contact your investment professional or call Mutual Fund Services at (800) 836-2211 for more information concerning Class A Shares, Class B Shares, Class C Shares, Class S Shares and Institutional Shares.

     The Fund's Distributor markets the Shares described in this prospectus to corporations, institutions or other entities investing for their own (including as a fiduciary) or their individual customers' accounts, directly or through an investment professional that has an agreement with the Distributor (Authorized Dealer).

     When the Distributor receives marketing fees it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


     RULE 12B-1 PLANS (Institutional II Shares Only) The Funds have adopted a Rule 12b-1 Plan on behalf of Institutional II Shares, which allows it to pay marketing fees to the Distributor for the sale and distribution of each Fund's Shares. The Distributor may voluntarily waive or reduce its fees. Because these Shares may pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.




SHAREHOLDER SERVICES PLANS (Institutional I Shares Only)

     The Funds have adopted a Shareholder Services Plan on behalf of Institutional I Shares, which is administered by Federated Services Company. M&T Securities, Inc. (M&T Securities) acts as shareholder servicing agent for the Funds, providing shareholder assistance, communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information.


how to purchase shares
--------------------------------------------------------------------------------



PLACING YOUR ORDER

     You may purchase Shares through M&T Bank, M&T Securities or through an Authorized Dealer at the NAV next determined after the purchase order is received plus any applicable sales charge.

     Where a Fund offers more than one Share class and you do not specify the class choice on your form of payment, you automatically will receive Class A Shares.

     The Funds reserve the right to reject any purchase request. This includes, for example, a request from any individual or group who, in a Fund's view, is likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).

The Funds do not issue share certificates.


Through M&T Bank

     To purchase Shares through M&T Bank, contact an account representative at M&T Bank or affiliates of M&T Bank which make Shares available, or Mutual Fund Services at (800) 836-2211.


Through M&T Securities, Inc.

     To purchase Shares through a representative of M&T Securities call (800) 724-5445.


Through an Authorized Dealer

     Contact your Authorized Dealer for specific instructions on how to purchase Shares.


PAYMENT METHODS

     Payment may be made by check, federal funds wire or Automated Clearing House (ACH).



Payment By Check


     To purchase Shares of a Fund for the first time by mail using a check as payment, complete and sign an account application form and mail it, together with a check payable to (Name of the Fund and Class of Shares) to:



VISION Group of Funds
P.O. Box 4556
Buffalo, New York 14240-4556

     Current shareholders can purchase Shares by mail by sending a check to the same address. Orders by mail are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received.

     The Funds will no longer accept cash, money orders, credit cards, travelers checks, counter checks, or non-government third party checks (checks, other than government checks, made payable to a third party and endorsed over to VISION). Government checks (such as IRS rebate checks) that are made payable to you may continue to be endorsed over to your VISION Fund account or accounts you open (such as an Education IRA you open for your child or grandchild).

     Shares of the Money Market Funds purchased by check begin earning dividends on the day after the check is converted into federal funds.


Payment By Wire

     You may purchase Shares by Federal Reserve wire, whereby your bank sends money to the Funds' custodian bank through the Federal Reserve wire system. Wire orders will only be accepted on days on which the Funds, M&T Bank, and the Federal Reserve wire system are open for business. Some financial institutions may charge a fee for wire services.



o Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Money Market Fund("Taxable Money Market Funds")-If you place your order before 3:00 p.m. (Eastern time) and if payment by federal funds is received by the Fund by 3:00 p.m. (Eastern time), you will begin earning dividends that day; otherwise, you will begin earning dividends the next business day.

o New York Tax Free Money Market Fund, Tax Free Money Market Fund and Pennsylvania Tax Free Money Market Fund ("Tax Free Money Market Funds")-If you place your order before 11:00 a.m. (Eastern time) and if payment by federal funds is received by the Fund by 3:00 p.m. (Eastern time), you will begin earning dividends that day; otherwise, you will begin earning dividends the next business day.

o Equity, Balanced and Income Funds-If you place your order before the close of regular trading, normally 4:00 p.m. (Eastern time), you will receive that closing day's NAV, provided that your payment by federal funds is received the next business day.

Payment By ACH

You may purchase Shares by transferring money via ACH from your checking or NOW deposit account to your Fund account. With respect to the Money Market Funds, if you place your order by 3:00 p.m. (Eastern time), you will receive that day's closing NAV. Since ACH transfers are processed overnight, you will not begin earning dividends on purchases of the Money Market Funds until the next business day.




CUSTOMER AGREEMENTS

Shareholders normally purchase Shares through different types of customer accounts at M&T Bank and its affiliates. You should read this prospectus together with any agreements between you and the M&T Bank to learn about the services provided, the fees charged for those services, and any restrictions and limitations imposed.




SYSTEMATIC INVESTMENT PROGRAM

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $1000 or more through automatic deductions from your checking or NOW deposit account. The money may be withdrawn and periodically invested in Fund Shares at the next NAV calculated after your order is received plus any applicable sales charge. To sign up for this program, please call Mutual Fund Services for an application.


THROUGH AN EXCHANGE

You may purchase Shares of a Fund through an exchange from the same Share class of another VISION Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.




RETIREMENT INVESTMENTS

Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. Each Tax Free Money Market Fund , and Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund and New York Municipal Bond Fund are generally not appropriate for retirement plans or IRA accounts. For further details, contact the Funds and consult a tax adviser.





how to REDEEM shares
-------------------------------------------------------------------------------

Each Fund redeems Shares at its NAV next determined after the Fund receives the redemption request in proper form, subject to daily cut-off times. Shares may be redeemed by telephone or by mail.

You should note that there may be different cut-off times, depending upon the method of payment you choose (see "Redemption Payment Options" below).


REDEMPTION ORDER METHODS

By Telephone

     To redeem Shares by telephone, call Mutual Fund Services at (800) 836-2211, your M&T Securities representative, or your Authorized Dealer. The proceeds will be sent via check, Federal Reserve wire or ACH to your designated bank account.

     You are automatically eligible to make telephone redemptions unless you check the box on your new account application form to decline the privilege. It is recommended that you provide the necessary information for the telephone redemption option on your initial application. If you do not do this and later wish to take advantage of the telephone redemption privilege, you may call Mutual Fund Services for authorization forms.

     The Funds reserve the right to modify or terminate the telephone redemption privilege at any time. Shareholders will be notified prior to any modification or termination. Your telephone instructions may be electronically recorded for your protection. Shareholders who accept the telephone instructions may be electronically recorded for your protection. Shareholders who accept the telephone redemption service authorize the Trust and its agents to act upon their telephonic instructions to redeem Shares from any account for which they have authorized such services. Redeeming Fund Shares over the telephone is extremely convenient, but not without risk. Although the Fund has created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss.


By Mail
You may redeem Shares by sending your written request to:

   VISION Group of Funds
   P.O. Box 4556
   Buffalo, New York 14240-4556

     Your written request must include your name, the Fund's name and Share class, your account number, and the number of shares or dollar amount you wish to redeem. Please call Mutual Fund Services at (800) 836-2211 for specific instructions before redeeming by mail.


REDEMPTION PAYMENT OPTIONS

     You may receive your redemption proceeds by wire, by ACH transfer, or by check.


By Wire

o Money Market Funds-If you call before 3:00 p.m. (Eastern time), proceeds of a wire order will be wired that same day to your M&T Bank account or other designated bank account of a bank that is a member of the Federal Reserve System. If you request a same-day wire redemption, you will not receive dividends for that day. Orders received after 3:00 p.m. (Eastern time) will receive dividends for that day and will be processed at the NAV next determined following receipt of the request in proper form. Wire transfers of proceeds from redemptions can only be made on days on which the Federal Reserve wire system, M&T Bank, and the Funds are open for business.

o Equity, Balanced and Income Funds-To receive payment of redemption proceeds by wire, call before the close of regular trading, normally 4:00 p.m. (Eastern time), to receive that day's closing NAV. Proceeds of a wire order will be wired the next day to your M&T Bank account or other designated bank account of a bank that is a member of the Federal Reserve System. Wire transfers of proceeds from redemptions can only be made on days on which the Federal Reserve wire system, M&T Bank, and the Funds are open for business.

o    Certain financial institutions may charge a fee for wire transfers.

By ACH

     You may have redemption proceeds sent directly to your checking or NOW deposit account via ACH transfer from the Fund. If you place your order by 3:00 p.m. (Eastern time), you will receive that day's closing NAV. Since ACH transfers are processed overnight, you will not receive redemption proceeds until the second business day.


By Check

     Normally, a check for the proceeds is mailed within one business day after your redemption order is received, but in no event more than seven business days, after receipt of a proper redemption request.


ADDITIONAL CONDITIONS

Signature Guarantees
You must have a signature guarantee on written redemption requests:

o    when you are requesting a redemption of $50,000 or more;

o when you want a redemption to be sent to an address other than the one you have on record with the Fund; or

o when you want the redemption payable to someone other than the shareholder of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.


Limitations on Redemption Proceeds

Redemption proceeds are normally transmitted within one business day (or sooner, as described under "Redemption Payment Options") after receiving a request in proper form. However, payment may be delayed up to seven days:

o     to allow your purchase payment to clear;

o     during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $50 on a regular basis. Your account must be worth at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. For more information and an application form for this program call Mutual Fund Services at (800) 836-2211.

ONLINE TRANSACTIONS

Shareholders of the Money Market Funds can purchase, redeem or exchange Shares on-line by signing up for the M&T Online Trading Service. For more information, contact Mutual Fund Services at (800)-836-2211.


REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


REDEMPTION FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


how to exchange shares
--------------------------------------------------------------------------------

You may exchange Shares of a Fund for the same Share class of another VISION Fund or certain other funds distributed by Federated Securities Corp. at the NAV next determined after the Fund receives the exchange request in proper form, plus any applicable sales charges. In order to exchange Shares you must:

o meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);

o establish an account in the Fund you want to acquire if you do not have an account in that Fund;

o     ensure that the account registrations are identical;

o     receive a prospectus for the Fund into which you wish to exchange; and

o only exchange into a Fund that may be legally sold in your state of residence.

     An exchange is treated as a redemption and subsequent purchase and is a taxable transaction.

     For additional information about the exchange privilege, call Mutual Fund Services at (800) 836-2211.


EXCHANGING SHARES BY TELEPHONE

     You may exchange  Shares  between Funds by calling  Mutual Fund Services at
(800) 836-2211.


Money Market Funds

     Your telephone instructions must be received by M&T Bank by 3:00 p.m. (Eastern time) and transmitted to Federated Shareholder Services Company by 4:00 p.m. (Eastern time) for Shares to be exchanged that same day.



Equity, Balanced and Income Funds

     Exchange instructions must be received by Mutual Fund Services and transmitted to Federated Shareholder Services Company by the close of regular trading, normally 4:00 p.m. (Eastern time), for Shares to be exchanged that same day.

     You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

     You will automatically be eligible for telephone exchanges, unless you check the box on the new account application form to decline this privilege. It is recommended that you provide the necessary information for the telephone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, you may call Mutual Fund Services for authorization forms.

     Shareholders who accept the telephone exchange service authorize the Trust and its agents to act upon their telephonic instructions to exchange Shares from any account for which they have authorized such services. Exchanging Fund Shares over the telephone is extremely convenient, but not without risk. Although the Fund has created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss.


EXCHANGING SHARES BY MAIL
You may exchange Shares by mail by sending your written request to:

   VISION Group of Funds
   P.O. Box 4556
   Buffalo, New York 14240-4556

     All written requests must include your name, the Fund's name and Share class, your account number, and the number of shares or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made.

SYSTEMATIC TRANSFER/EXCHANGE PLAN (STEP)

     You may exchange Shares from one Fund into another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $25 and are subject to limitations and any applicable sales charges as described above. For more information and an application form for the Systematic Transfer/Exchange Plan, call Mutual Fund Services at (800) 836-2211.


ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------


CORPORATE RESOLUTIONS

     Corporations, trusts and institutional organizations may be required to furnish evidence of the authority of persons designated on the account application to effect transaction on behalf of the organization.


CONFIRMATIONS AND ACCOUNT STATEMENTS

     Except with respect to the Money Market Funds, you will receive confirmation of purchases, redemptions and exchanges (except systematic transactions). Shareholders of all Funds will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.




DIVIDENDS AND CAPITAL GAINS


                                                                   DIVIDENDS DECLARED/
FUND                                                               DIVIDENDS PAID
International  Equity  Fund,  Small Cap  Growth  Fund,  Multi Cap  Annually/Annually
Growth Fund
Small Cap Stock Fund,  Mid Cap Growth  Fund,  Mid Cap Stock Fund,  Quarterly/Quarterly
Large Cap Growth Fund,  Large Cap Stock Fund,  Equity Index Fund,
Large Cap Value Fund, Social Balanced Fund, Balanced Fund
Equity Income Fund                                                 Monthly/Monthly
Intermediate-Term  Bond Fund, Income Fund,  Short-Term  Corporate  Daily/Monthly
Bond Fund, Maryland Municipal Bond Fund,  Pennsylvania  Municipal
Bond Fund,  New York Municipal Bond Fund,  U.S.  Government  Bond
Fund,  Short Duration  Government  Bond Fund,  Money Market Fund,
Pennsylvania  Tax Free Money Market  Fund,  Tax Free Money Market
Fund, New York Tax Free Money Market Fund, U.S.  Government Money
Market Fund, U.S. Treasury Money Market Fund




     Only shareholders of a Fund on the record date are entitled to receive payments of dividends and/or capital gains.

     The Money Market Funds do not expect to realize any capital gains or losses If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

     In addition, each Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

     If you purchase Shares just before a Fund declares a dividend (other than a Fund that declares dividends daily) or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain.


ACCOUNTS WITH LOW BALANCES

     Due  to  the  high  cost  of   maintaining   accounts  with  low  balances,
non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.


TAX INFORMATION

     The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Tax information will be mailed to you on or before January 31 each year. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.



The Funds' distributions are expected to be as follows:




FUND                                          DISTRIBUTIONS ARE EXPECTED TO BE PRIMARILY:
International  Equity Fund,  Small Cap Growth Capital Gains
Fund,  Small Cap Stock  Fund,  Mid Cap Growth
Fund,  Mid Cap Stock  Fund,  Multi Cap Growth
Fund,  Large Cap Growth Fund, Large Cap Stock
Fund, Equity Index Fund
Large Cap Value  Fund,  Equity  Income  Fund, Dividends and Capital Gains
Social Balanced Fund, Balanced Fund

                        Dividends

Intermediate-Term  Bond  Fund,  Income  Fund,
Short-Term   Corporate  Bond  Fund,  Maryland
Municipal Bond Fund,  Pennsylvania  Municipal
Bond  Fund,  New York  Municipal  Bond  Fund,
U.S.  Government  Bond Fund,  Short  Duration
Government  Bond  Fund,  Money  Market  Fund,
Pennsylvania  Tax Free Money Market Fund, Tax
Free  Money  Market  Fund,  New York Tax Free
Money  Market  Fund,  U.S.  Government  Money
Market Fund, U.S. Treasury Money Market Fund




     It is anticipated that distributions for Maryland Municipal Bond Fund, New York Municipal Bond Fund, New York Tax Free Money Market Fund, Pennsylvania Municipal Bond Fund, Pennsylvania Tax Free Money Market Fund and Tax Free Money Market Fund will be primarily dividends that are exempt from federal income tax, although a portion of each Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although each of these Fund's dividends will be exempt from Maryland, New York or Pennsylvania state personal income tax to the extent that they are derived from interest on obligations exempt from Maryland, New York or Pennsylvania personal income taxes, respectively.

     Redemptions and exchanges are taxable sales. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Please consult your tax adviser regarding your federal, state and local tax liability.


who manages the funds?
--------------------------------------------------------------------------------

     The Board of Trustees (the Board) governs the Funds. The Board selects and oversees the Adviser, M&T Asset Management, a department of M&T Bank. The Adviser manages each Fund's assets, including buying and selling portfolio securities. The Adviser's address is One M&T Plaza, Buffalo, New York 14240.

     The Adviser is the principal banking subsidiary of M&T Bank, a regional bank holding company in existence since 1969. M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State and Pennsylvania, and parts of Maryland and West Virginia. As of December 31, 2002, M&T Bank had over $8.4 billion in assets under management. M&T Bank has served as investment adviser to the Funds since 1988. As of December 31, 2002, M&T Bank managed $2.7 billion in net assets of money market funds and $1.0 billion in net assets of fluctuating mutual funds. On April 1, 2003, M&T Bank acquired Allfirst, parent of AIA, adviser to the ARK Funds, and as a result, AIA is now a wholly-owned subsidiary of M&T Bank. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.


     For its services under an Advisory Contract, the Adviser receives an annual Advisory Fee from each Fund, equal to a percentage of each Fund's average daily net assets as follows:

                    FUND                         ADVISORY FEE
                    International Equity Fund    1.00%
                    Small Cap Growth Fund        0.85%
                    Small Cap Stock Fund         0.85%
                    Mid Cap Growth Fund          0.85%
                    Mid Cap Stock Fund           0.85%
                    Multi Cap Growth Fund        0.70%
                    Large Cap Growth Fund        0.85%
                    Large Cap Stock Fund         0.85%
                    Equity Index Fund            0.20%
                    Large Cap Value Fund         0.70%
                    Equity Income Fund           0.70%
                    Social Balanced Fund         0.70%
                    Balanced Fund                0.65%
                    Intermediate-Term Bond Fund  0.70%
                    Income Fund                  0.60%
                    Short-Term   Corporate  Bond 0.70%
                    Fund
                    Maryland Municipal Bond Fund 0.70%
                    Pennsylvania  Municipal Bond 0.70%
                    Fund
                    New York Municipal Bond Fund 0.70%
                    U.S. Government Bond Fund    0.70%

                    ----------------------------
                                                 0.60%
                    Short  Duration   Government
                    Bond Fund


                    Money Market Fund            0.50%
                    Tax Free Money Market Fund   0.50%
                    Pennsylvania  Tax Free Money 0.50%
                    Market Fund
                    New  York  Tax  Free   Money 0.50%
                    Market Fund
                    U.S.     Government    Money 0.50%
                    Market Fund
                    U.S.  Treasury  Money Market 0.50%
                    Fund

--------------------------------------------------------------------------------

     The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.




SUB-ADVISERS

     The Adviser has entered into a Sub-Advisory Agreement with UBS, which sub-advises International Equity Fund. UBS is a wholly-owned subsidiary of UBS AG. UBS was organized in 1989 and was acquired by Swiss Bank Corporation, a predecessor company of UBS AG. As of December 31, 2002, UBS manages approximately $403 billion in assets. Subject to the supervision of the Adviser and the Board and in accordance with the investment objective and restrictions of International Equity Fund, UBS manages International Equity Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales. For its services, UBS receives a fee based upon a percentage of the International Equity Fund's average daily net assets, which is paid by the Adviser and not by the Fund.

     The Adviser has entered into a Sub-Advisory Agreement with LSV, which sub-advises the value equity portion of the Small Cap Stock Fund. LSV is an active quantitative value equity money manager. As of December 31, 2002, LSV oversees approximately $9.68 billion of client assets in a broad range of investment styles for retirement plans, endowments and foundations, corporations, public funds and mutual fund sponsors. Subject to the supervision of the Adviser and the Board and in accordance with the investment objective and restrictions of the Fund, LSV manages the value equity portion of Small Cap Stock Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the Fund's records relating to such purchases and sales. For its services, LSV receives a fee based upon a percentage of the Small Cap Stock Fund's average daily net assets, which is paid by the Adviser and not by the Fund.

     The Adviser has entered into a Sub-Advisory Agreement with Mazama, which sub-advises the growth equity portion of Small Cap Stock Fund. Mazama focuses solely on small cap investing and has managed small cap portfolios since 1993. As of December 31, 2002, Mazama oversees approximately $1.44 billion of client assets in institutional accounts for corporations, public funds and mutual fund sponsors. Subject to the supervision of the Adviser and the Board and in accordance with the investment objective and restrictions of the Fund, Mazama manages the growth equity portion of Small Cap Stock Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the Fund's records relating to such purchases and sales. For its services, Mazama receives a fee based upon a percentage of the Small Cap Stock Fund's average daily net assets, which is paid by the Adviser and not by the Fund.

     The Adviser has entered into a Sub-Advisory Agreement with Independence, which sub-advises Mid Cap Stock Fund. Independence has complete discretion to manage portfolio securities of the Fund, subject to the Fund's investment objective, policies and limitations. Independence is a registered investment adviser founded in 1982 and a subsidiary of John Hancock Financial. As of December 31, 2002, Independence and its subsidiaries manage approximately $18.9 billion in assets. For its services, Independence receives a fee based upon a percentage of the Mid Cap Stock Fund's average daily net assets, which is paid by the Adviser and not by the Fund.

     The Adviser has entered into a Sub-Advisory Agreement with Montag & Caldwell, which sub-advises Large Cap Growth Fund. Montag & Caldwell has complete discretion to manage portfolio securities of the Fund, subject to the Fund's investment objective, policies and limitations and subject to supervision of and oversight by the Adviser and the Fund's Board. Montag & Caldwell and its predecessors have been engaged in the business of providing investment counseling to individuals and institutions since 1945. Total assets under management for all clients (including two other mutual funds) were approximately $24 billion as of December 31, 2002. For its services, Montag & Caldwell receives a fee based upon a percentage of the Large Cap Growth Fund's average daily net assets, which is paid by the Adviser and not by the Fund.

     The Adviser has entered into a Sub-Advisory Agreement with Federated Investment Management Company (FIMCO), which sub-advises New York Tax Free Money Market Fund. FIMCO has complete discretion to manage portfolio securities of the Fund, subject to the Fund's investment objective, policies and limitations. FIMCO is a registered investment adviser and a subsidiary of Federated. FIMCO and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. For its services FIMCO receives a fee based upon a percentage of the New York Tax Free Money Market's average daily net assets, which is paid by the Adviser and not by the Fund.

     The Adviser (subject to the approval of the Board) may select and replace sub-advisers and amend Sub-Advisory agreements between the Adviser and the sub-advisers without obtaining shareholder approval. Accordingly, the Adviser may (subject to Board approval) appoint and replace sub-advisers and amend Sub-Advisory agreements without obtaining shareholder approval. The foregoing applies to all Funds except VISION Money Market Fund.


PORTFOLIO MANAGERS

     It is currently expected that the portfolio managers of each VISION Fund, upon consummation of the Reorganization, shall be as follows, although the Adviser will conduct an ongoing review of the Funds and their portfolio managers both prior to and following consummation of the Reorganization, and will make any changes that are deemed necessary or desirable.



     UBS's  Global  Equity  Committee  will be  responsible  for the  day-to-day
management  of   International   Equity  Fund  and  currently   manages   VISION
International Equity Fund.


     Thomas D. DeHudy will be a co-portfolio manager of Small Cap Growth Fund and Multi Cap Growth Fund and is currently a co-portfolio manager of ARK Capital Growth Portfolio. Mr. DeHudy has been a Principal of AIA since 2001. Mr. DeHudy is also an equity analyst and provides research coverage for the technology sector and selected consumer cyclical areas. He was an analyst with Lord, Abbett & Co. from 1999 until he joined AIA. Prior to that, he was a portfolio manager and analyst with Howard Hughes Medical Institute, which he joined in 1989. Mr. DeHudy has more than 20 years of experience in investment research, and is a Chartered Financial Analyst.

     H. Giles Knight will be a co-portfolio manager of Small Cap Growth Fund and is currently a co-portfolio manager of ARK Small Cap Equity Portfolio. He has been a Principal of AIA and Portfolio Manager since 1996 and a Senior Vice President of Allfirst since 1995. Mr. Knight has more than 30 years of experience in the investment industry.

     The value equity portion of Small Cap Stock Fund will be managed by LSV's team of portfolio managers, who are supported by specialized fundamental, quantitative and technical analysts. The role of the portfolio management team includes quantitative modeling, research, performance measurement and attribution analysis, benchmarking, optimization and programming. The team conducts ongoing research relating to management of the value equity portion of the Fund. LSV's team of portfolio managers currently manages the value equity portion of VISION Small Cap Growth Fund.

     The  growth  equity  portion  of Small Cap Stock  Fund will be  managed  by
Mazama's team of portfolio managers who are supported by specialized fundamental, quantitative and technical analysts. Mazama's team of portfolio managers currently manage the growth equity portion of VISION Small Cap Stock Fund.

     Mark Schultz will be a co-portfolio manager of Mid Cap Growth Fund, Small Cap Growth Fund and Multi Cap Growth Fund and is currently co-portfolio manager of VISION Large Cap Core Fund. Mr. Schultz is a Vice President and Portfolio
Manager with M&T Asset Management. He is responsible for management of equity model portfolios, with specific responsibility for the growth model. As an analyst, Mr. Schultz focuses on technology and diversified financial companies. Prior to joining M&T Asset Management in July 2001, Mr. Schultz worked as a portfolio manager with Caldwell Securities in Toronto, Canada from June 1996 to September 1999. He began his career with Royal Bank of Canada in country risk analysis and multinational corporate banking. Mr. Schultz holds his chartered financial analyst designation (CFA) and a doctorate in politics from the University of Oxford.

     David G. Robertson will be a co-portfolio manager of Mid Cap Growth Fund and is currently co-portfolio manager of ARK Mid-Cap Equity Portfolio. Mr. Robertson has been a Vice President of AIA since 2000. He is also an equity analyst. He was an analyst for Blackrock, an investment management firm, from 1996 until he joined AIA. Mr. Robertson has more than 13 years of experience in the investment industry.

     Thomas R. Pierce will be a co-portfolio manager of Large Cap Stock Fund and Large Cap Value Fund and is currently portfolio manager of VISION Large Cap Value Fund and is co-portfolio manager of VISION Large Cap Core Fund and three other VISION Funds. Mr. Pierce is a Vice President of M&T Asset Management Department. Mr. Pierce joined M&T Bank in January 1995 from Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading since 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce is a Chartered Financial Analyst and has a B.A. in Economics from Washington University, and an MBA from the University of Chicago.

     James Thorne, upon consummation of the Reorganization, will be a co-portfolio manager of Large Cap Stock Fund and Large Cap Value Fund and is currently co-portfolio manager of VISION Large Cap Core Fund. Mr. Thorne is a Vice President and Senior Portfolio Manager of M&T Asset Management Department, concentrating on equity selections as well as economic forecasting. Mr. Thorne joined M&T Bank in February 2001. From February 1994 through December 2000, he was Portfolio Manager at Caldwell Securities Investment Management. Prior to 1994 Mr. Thorne was a professor at the Schulich School of Business and at Bishop's University. Mr. Thorne received his Ph.D. in Economics, in the fields of Finance and Industrial Organization from York University in June 1993.

     Clyde L. Randall II will be a co-portfolio manager of Large Cap Stock Fund, Equity Income Fund, Balanced Fund and Social Balanced Fund and is currently a co-portfolio manager of ARK Blue Chip Equity Portfolio and ARK Equity Income Portfolio. Mr. Randall has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1995. He has more than 14 years of experience in investment research and equity analysis, and is a Chartered Financial Analyst.


     Allen J. Ashcroft, Jr. will be a co-portfolio manager of Large Cap Stock Fund, Equity Income Fund, Balanced Fund and Social Balanced Fund and is currently a co-portfolio manager of ARK Blue Chip Equity Portfolio and ARK Equity Income Portfolio. He has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1995. Mr. Ashcroft has more than 20 years of experience in investment research and equity analysis.

     J. Eric Leo will be a co-portfolio manager of Large Cap Stock Fund, Large Cap Value Fund, Balanced Fund and Social Balanced Fund and is currently a co-portfolio manager of ARK Value Equity Portfolio and heads a Portfolio Management Team that manages ARK Balanced Portfolio. Through the team approach, the firm seeks consistent implementation of process and continuity in investment management staff for ARK Balanced Portfolio. Mr. Leo has been Vice President and Senior Portfolio Manager of AIA and an officer of Allfirst since 1997. Mr. Leo has more than 30 years of experience in the investment industry.

     Barbara L. Rishel will be a co-portfolio manager of Large Cap Stock Fund and Large Cap Value Fund and is currently a co-portfolio manager of ARK Value Equity Portfolio. Ms. Rishel has been a Principal of AIA since 2001. She is also an equity analyst. Ms. Rishel was a research analyst for The Adams Express Co. from 1997 until she joined AIA. She has more than 15 years of experience in the investment industry.

     David L. Watson has managed Large Cap Growth Fund since its inception in March 2000. Since 1998, Mr. Watson has been a Vice President and Senior Portfolio Manager of Montag & Caldwell, Inc. Mr. Watson has over 18 years of equity and fixed income investment management experience. He established an office for Merrill Lynch Asset Management in Atlanta in 1997 and was employed there through 1998. Prior to 1997, Mr. Watson was employed as a senior portfolio manager with Trusco Capital Management in Atlanta. Mr. Watson received his Bachelor's degree in Finance from Mississippi State University and his M.B.A. from the Goizueta Business School of Emory University. He is a Chartered Financial Analyst and member of the Atlanta Society of Financial Analysts.

     Clarence W. Woods, Jr. will be a co-portfolio manager of Equity Index Fund and is currently a co-portfolio manager of ARK Equity Index Portfolio. Mr. Woods has been a Vice President and Principal of, and Chief Equity Trader for, AIA since 1996. He heads the equity-trading unit. Mr. Woods has more than 17 years experience in the investment industry.

     Peter C. Hastings will be a co-portfolio manager of Equity Index Fund and is currently a co-portfolio manager of ARK Equity Index Portfolio. Mr. Hastings has been a Vice President of AIA since 1997. Mr. Hastings has more than 6 years of experience in the investment industry.

     Robert J.  Truesdell will be a  co-portfolio  manager of  Intermediate-Term
Bond Fund and Short Duration Government Bond Fund and has supervised the management of VISION Government Securities Fund since its inception. Mr. Truesdell also co-manages VISION Intermediate Term Bond Fund and oversees VISION Money Market Funds. Mr. Truesdell joined M&T Bank as Vice President and Fixed Income Manager in 1988. He holds an M.B.A. in Accounting from the State University of New York at Buffalo.

     Wilmer C. Stith III will be the portfolio manager of Short-Term Corporate Bond Fund, and a co-portfolio manager of Income Fund, Intermediate-Term Bond Fund and U.S. Government Bond Fund and is currently co-portfolio manager of ARK Intermediate Fixed Income Portfolio, ARK U.S. Government Bond Portfolio and ARK Income Portfolio. He has been a Vice President of AIA and Portfolio Manager since 1996. He manages separate account money market accounts, assists in the management of the money market portfolios, and is responsible for analyzing and trading various fixed income securities. Mr. Stith has more than 10 years of experience in the investment industry, and is a Chartered Financial Analyst.

     James M. Hannan will be a co-portfolio manager of Income Fund, U.S. Government Bond Fund, Short Duration Government Bond Fund, Balanced Fund and Social Balanced Fund and is currently co-portfolio manager of ARK Income
Portfolio, ARK U.S. Government Bond Portfolio, ARK Short-Term Treasury Portfolio, ARK Balanced Portfolio, ARK U.S. Treasury Money Market Portfolio, ARK U.S. Government Money Market Portfolio, ARK Money Market Portfolio, ARK Tax-Free Money Market Portfolio and ARK Pennsylvania Tax-Free Money Market Portfolio. He is also responsible for several separately managed institutional portfolios. Mr. Hannan has been Vice President and a Portfolio Manager of AIA since 1996 and a Vice President of Allfirst since 1987. He has more than 15 years of experience in the investment industry.


     Colleen M. Marsh will be a co-portfolio manager of Intermediate-Term Bond Fund and Pennsylvania Municipal Bond Fund and is currently co-portfolio manager of VISION Intermediate Term Bond Fund and portfolio manager of VISION Pennsylvania Municipal Income Fund. She is Vice President and Senior Fixed Income Portfolio Manager for M&T Asset Management Department. She serves on M&T Asset Management Department's Fixed Income Committee, which is responsible for the analysis of interest rate movements, the economic outlook, portfolio strategy, and credit analysis. Prior to joining M&T Bank, Ms. Marsh was Director of Fixed Income at Martindale Andres & Company (Martindale) in Philadelphia, a subsidiary of Keystone Financial, Inc. She was Vice President for Keystone and managed funds and portfolios in the Trust Department there since 1985. Ms. Marsh has a B.S. degree in Business Economics from Bloomsburg University.

     Susan L. Schnaars will be the portfolio manager of Maryland Municipal Bond Fund, and a co-portfolio manager of Pennsylvania Municipal Bond Fund and is currently the portfolio manager of ARK Maryland Tax-Free Portfolio and co-portfolio manager of ARK Pennsylvania Tax-Free Portfolio. Ms. Schnaars is also responsible for managing several large institutional accounts. She has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1992. Ms. Schnaars is a Chartered Financial Analyst and a Certified Public Accountant, and has more than 12 years of experience in the investment industry.

     Mark Tompkins will be the portfolio manager of New York Municipal Bond Fund and a co-portfolio manager of U.S. Government Bond Fund and is currently the portfolio manager of VISION New York Municipal Income Fund and VISION U.S. Government Securities Fund. He is a Senior Portfolio Manager in the M&T Asset Management Department. He is responsible for managing fixed income portfolios and the trading of fixed income securities for trust accounts. Prior to joining M&T Bank in August 1998, Mr. Tompkins spent over 4 years as a Portfolio Manager with Karpus Investment Management in Rochester, New York. At Karpus, he was responsible for managing fixed income investments for various portfolios including corporations and high net worth individuals. Mr. Tompkins holds a B.S. in Mechanical Engineering from Oakland University and a M.B.A. in Finance and Accounting from Syracuse University. He is a Chartered Financial Analyst candidate and a member of the Bond Club of Buffalo.

     FIMCO will be responsible for the day-to-day management of New York Tax Free Money Market Fund. FIMCO currently manages VISION New York Tax Free Money Market Fund.

     Independence's investment committee will be responsible for the day-to-day management of Mid Cap Stock Fund. Independence provides prudent, structured decision making from a recognized institutional money manager; a dedicated research group including both fundamental and quantitative analysts; and a goal of consistent performance and controlling risk. Independence's investment committee currently manages VISION Mid Cap Stock Fund.





FINANCIAL INFORMATION
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

     The following financial highlights are intended to help you understand the financial performance of each Existing VISION Fund and each Accounting Survivor for the past five fiscal years, or since inception, if the life of the Existing VISION Fund or the Accounting Survivor is shorter, and for the six-month period ended October 31, 2002. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.

     VISION Intermediate Term Bond Fund, VISION Pennsylvania Municipal Bond Fund, VISION Small Cap Stock Fund and VISION International Equity Fund acquired the assets of a corresponding portfolio of the Governor Funds in a tax-free reorganization on January 8, 2001. Each Governor Fund was deemed the "accounting survivor". The following financial information incorporates the operations of these funds as portfolios of the Governor Funds prior to January 8, 2001.

     The fiscal year end information for the Existing VISION Funds has been audited by Ernst & Young, LLP, whose report, along with the Funds' audited financial statements, is included in the April 30, 2002 Annual Report of the Trust. The fiscal year end information for the ARK Funds which will be the Accounting Survivors in the Reorganization, has been audited by KPMG LLP, whose report, along with the Funds' audited financial statements, is included in the April 30, 2002 Annual Report of the ARK Funds.



Financial Highlights


                                 VISION Group of Funds
                                 Financial Highlights
      -------------------------------------------------------------------------
      (For a share outstanding throughout each period)

                                                  Net
                                               Realized
                                   Net            and
                                              Unrealized
                    Net                       Gain (Loss)
                     Asset      Investment        on                   Distributions
         Year        Value,       Income      Investments   Total       from Net
                                                  and         from
         Ended                                  Foreign
                   beginning    (Operating     Currency    Investment  Investment
       April 30,    of            Loss)      Transactions                Income
                    period                                 Operations
----------------------------------------------------------------------------------
      International Equity Fund - Class A Shares (c)
      1999 (d)      $10.00        0.11           0.48         0.59        ---
      2000 (f)      $10.59        0.08           1.28         1.36       (0.14)
      2001 (g)(h)   $11.67        0.01(i)       (1.31)       (1.30)       ---
      2002           $9.66        0.16          (0.71)       (0.55)      (0.16)
      2002 (j)       $8.95        0.03          (1.51)       (1.48)       ---
      Small Cap Stock Fund - Class A Shares (c)
      1998 (f)      $10.24       (0.01)          1.30         1.29        ---
      1999 (f)      $11.41       (0.01)          1.00         0.99        ---
      2000 (f)      $12.02       (0.03)          1.60         1.57        ---
      2001 (g)      $11.88                      (0.64)       (0.72)       ---
      (h)                       (0.08)(i)
      2002          $10.02       0.00(k)         0.77         0.77        ---
      2002 (j)      $10.45       (0.01)         (2.17)       (2.18)       ---
      Mid Cap Stock Fund - Class A Shares (l)
      1998          $15.11        0.11           4.34         4.45       (0.09)
      1999          $16.13        0.05          (1.67)       (1.62)      (0.07)
      2000          $13.45       (0.01)          2.54         2.53       (0.02)
      2001          $15.51                       1.00         0.97         --
                                (0.03)(i)
      2002          $14.51       0.00(k)        (0.12)       (0.12)        --
      2002 (j)      $14.39       0.00(k)        (2.47)       (2.47)        --



                        Distributions
                           from Net
                           Realized
   Distributions           Gain on
    in Excess of       Investments and                     Net Asset
   Net Investment     Foreign Currency        Total        Value, end   Total
       Income           Transactions                       of period    Return(a)
                                          Distributions
-------------------------------------------------------------------------------

        ---                  ---               ---          $10.59       5.90%
        ---                (0.14)            (0.28)         $11.67      12.87%
        ---                (0.71)            (0.71)          $9.66      (11.41)%
        ---                  ---             (0.16)          $8.95      (5.60)%
        ---                  ---               ---           $7.47      (16.54)%

        ---                (0.12)            (0.12)         $11.41      12.72%
      (0.01)               (0.37)            (0.38)         $12.02       9.24%
        ---                (1.71)            (1.71)         $11.88      16.31%
        ---                (1.14)            (1.14)         $10.02      (6.57)%
        ---                (0.34)            (0.34)         $10.45       8.03%
        ---                  ---               ---           $8.27      (20.86)%

        --                 (3.34)            (3.43)         $16.13      31.40%
        --                 (0.99)            (1.06)         $13.45      (9.26)%
        --                 (0.45)            (0.47)         $15.51      19.88%
        --                 (1.97)            (1.97)         $14.51       6.51%
        --                   --                --           $14.39      (0.83)%
        --                   --                --           $11.92      (17.16)%



              Ratios to Average Net Assets
----------------------------------------------------------

                  Net                       Net
                                            Assets,
               Investment      Expense        end   Portfolio
                 Income        Waiver/      of      Turnover
                                            period
   Expenses    (Operating    Reimbursement  (000    Rate
                 Loss)           (b)        omitted)
----------------------------------------------------------

      0.98% (e) 2.80% (e)      1.86% (e)    $39,506   17%
      0.97%     0.72%          1.85%        $44,697   56%
      1.46% (e) 0.07% (e)      0.42% (e)    $34,916   73%
      1.64%     0.61%          0.15%        $45,754   61%
      1.52% (e) 0.91% (e)      0.25% (e)    $41,697   23%

      0.83%    (0.09)%         1.33%       $135,612    8%
      1.04%    (0.05)%         1.47%       $139,512   18%
      1.06%    (0.25)%         1.40%       $148,926   43%
      1.30% (e)(0.83)%(e)      0.17% (e)   $113,499   21%
      1.23%    (0.57)%         0.07%       $115,011  136%
      1.27% (e)(0.29)%(e)      0.10% (e)    $91,908   36%

      1.21%     0.65%             --       $143,404   88%
      1.20%     0.32%             --        $82,203  145%
      1.54%    (0.13)%            --       $110,651  163%
      1.39%    (0.17)%            --       $119,409  112%
      1.39%    (0.26)%         0.06%       $119,407   91%
      1.23% (e)    --          0.20% (e)    $99,863   38%







--------------------------------------------------------------------------------
  (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
  (b) This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios shown above.

  (c) Formerly Governor International Equity Fund and Governor Aggressive Growth Fund, respectively.
  (d) Reflects operations for the period from February 9, 1999 (date of public investment) to June 30, 1999.
  (e) Computed on an annualized basis.
  (f) Reflects operations for the year ended June 30.
  (g) Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.
  (h) Effective January 8, 2001, the Funds changed their investment adviser from Martindale Andres & Company LLC to Manufactures and Traders Trust Company.
  (i) Based on average shares outstanding.
  (j) Six months ended October 31, 2002 (unaudited).
  (k) Amount represents less than $0.01 per share.
  (l) Prior to October 15, 1999, reflects operations for VISION Growth and Income Fund.


       (See Notes which are an integral part of the Financial Statements)


                     VISION Group of Funds
                     Financial Highlights
-----------------------------------------------------------
     (For a share outstanding throughout each period)



                              Net
               Net                      Net
                Asset     Investment   Realized
      Year      Value,      Income      and      Total
                                       Unrealized  from
     Ended                              Gain
              beginning   (Operating   (Loss)   Investment
                                          on
     April     of            Loss)
      30,      period                  InvestmenOperations
-----------------------------------------------------------
     Large Cap Growth Fund - Class A Shares
     2000      $10.00        0.01       0.03       0.04
     (c)
     2001      $10.04                  (1.47)     (1.49)
                          (0.02)(f)
     2002       $8.54                  (0.63)     (0.63)
                           0.00(g)
     2002       $7.91                  (1.35)     (1.35)
     (h)                  (0.00)(g)


                           Distributions
                              from Net
DistributionsDistributions
  from Net     in Excess      Realized                 Net
                  of                                   Asset
 Investment       Net         Gain on        Total     Value,  Total
              Investment                                end
   Income        Income     Investments                of      Return(a)
                                         Distributions period
---------------------------------------------------------------------

     --           --            --            --       $10.04  0.40%
   (0.01)         --            --          (0.01)     $8.54   (14.87)%
     --           --            --            --       $7.91   (7.38)%
     --           --            --            --       $6.56   (17.07)%



                 Ratios to Average Net Assets
---------------------------------------------------------------


                  Net                        Net Assets,
                Investment      Expense          end     Portfolio
                 Income         Waiver/       of period  Turnover
  Expenses      (Operating   Reimbursement      (000     Rate
                 Loss)            (b)         omitted)
---------------------------------------------------------------

     0.00% (d)(e1.23% (d)        4.50% (d)    $6,617        1%
     1.51%      (0.23)%          0.14%       $12,128       52%
     1.18%      0.04%            0.29%       $15,368       45%
     1.27% (d)  (0.01)(d)        0.38% (d)   $13,585       23%










----------------------------------------------------------------------------
 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (b) This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios shown above.
 (c) Reflects operations for the period from March 20, 2000 (date of initial public investment) to April 30, 2000.
 (d) Computed on an annualized basis.
 (e) Amount represents less than 0.01%.
 (f) Based on average shares outstanding.
 (g) Amount represents less than $0.01 per share.
 (h) Six months ended October 31, 2002 (unaudited).

    (See Notes which are an integral part of the Financial Statements)


                             VISION Group of Funds

                              Financial Highlights

--------------------------------------------------------------------------------
(For a share outstanding throughout each period)



                          Net
           Net        Investment         Net
            Asset                     Realized                    Distributions
  Year      Value,      Income           and        Total from       from Net
                                     Unrealized
 Ended                (Operating     Gain (Loss)    Investment      Investment
          beginning                      on
April      of            Loss)       Investments    Operations        Income
  30,      period
--------------------------------------------------------------------------------
Large Cap Value Fund - Class A Shares (c)
1998 (d)    $9.99        0.08           1.47          1.55           (0.07)
1999       $11.47        0.19           0.78          0.97           (0.19)
2000       $12.24        0.18          (0.94)        (0.76)          (0.18)
2001       $11.14       0.09(f)         1.24          1.33           (0.09)
2002       $11.96        0.06          (1.49)        (1.43)          (0.06)
2002 (g)   $10.31        0.04          (2.39)        (2.35)          (0.03)


                       Distributions
                   from Net
Distributions
 in Excess of      Realized                                   Net Asset
      Net           Gain on          Total         Value, end          Total
  Investment
    Income        Investments                       of period        Return(a)
                                Distributions
--------------------------------------------------------------------------------

      --              --            (0.07)           $11.47            15.51%
      --            (0.01)          (0.20)           $12.24            8.59%
      --            (0.16)          (0.34)           $11.14           (6.15)%
      --            (0.42)          (0.51)           $11.96            12.36%
      --            (0.16)          (0.22)           $10.31           (11.99)%
      --              --            (0.03)           $7.93            (22.82)%


                        Ratios to Average Net Assets
-----------------------------------------------------------------------------


                           Net                              Net
                                                            Assets,
                        Investment           Expense          end    Portfolio
                          Income             Waiver/        of       Turnover
                                                             period
        Expenses     (Operating Loss)     Reimbursement     (000      Rate
                                               (b)          omitted)
-----------------------------------------------------------------------------

           1.08% (e)    1.41% (e)            0.52% (e)       $37,403     11%
           1.02%        1.67%                   --           $45,582     55%
           0.99%        1.53%                   --           $30,721     88%
           1.15%        0.77%                   --           $37,847     80%
           1.13%        0.56%                   --           $42,697     63%
           1.11% (e)    0.90% (e)               --           $38,256     13%








--------------------------------------------------------------------------------
 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (b) This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios shown above.
 (c) Formerly VISION Equity Income Fund, effective August 30, 1999.
 (d) Reflects operations for the period from September 26, 1997 (date of initial public investment) to April 30, 1998.
 (e) Computed on an annualized basis.
 (f) Based on average shares outstanding.
 (g) Six months ended October 31, 2002 (unaudited).


         (See Notes which are an integral part of the Financial Statements)




                                         VISION Group of Funds
                                          Financial Highlights
---------------------------------------------------------------------------------------------------------
(For a Share outstanding throughout each period)

          Net Asset               Net
                                 Realized               Distribution Distributions
Period    Value,       Net        and                    from        from Net               Net
                                 Unrealized  Total      Net                               Asset
                                             from
Ended     beginning               Gain                               Realized   Total       Value,  Total
                      Investment (Loss) on   Investment Investment                        end
April     of period                                                  Gains                  of      Return
30,                   Income     Investments Operations Income                Distributionperiod   (a)
---------------------------------------------------------------------------------------------------------

Short Duration Government Bond Fund-Institutional Shares (formerly VISION Institutional Limited
Duration U.S. Government Fund (i))

1998        $10.00    0.56       (0.04)      0.52      (0.56)      (0.00)(c)  (0.56)      $9.96    5.39%
(j)
1999        $9.96     0.54       (0.13)      0.41      (0.54)      (0.00)(c)  (0.54)      $9.83    4.25%
(e)
2000        $9.83     0.55       (0.14)      0.41      (0.55)      ---        (0.55)      $9.69    4.31%
(e)
2001        $9.69     0.50       0.11        0.61      (0.49)      ---        (0.49)      $9.81    6.47%
(f)(g)
2002        $9.81                            0.56      (0.57)      ---        (0.57)      $9.80    5.87%
                      0.62(k)    (0.06)(k)
2002        $9.80     0.19       0.18        0.37      (0.23)      ---        (0.23)      $9.94    3.79%
(h)


               Ratios to Average Net Assets
-----------------------------------------------------------
                                       Net
                                       Assets,
              Net         Expense        end    Portfolio
            Investment    Waiver/      of        Turnover
                                        period
Expenses     Income     Reimbursement  (000        Rate
                            (b)        omitted)
-----------------------------------------------------------
  0.65% (d)    5.58% (d)   1.18%    (d) $29,360    482%
  0.59%        5.51%       1.03%        $52,041    519%
  0.61%        5.77%       0.94%        $73,140    237%
  0.71% (d)    6.05% (d)   0.21%    (d) $56,282    158%
  0.63%        4.55% (k)   0.27%        $89,014    89%
  0.69% (d)    3.69% (d)   0.40%    (d)$106,138    52%





         (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

         (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

         (c) Less than $0.01 per share.
         (d) Computed on an annualized basis.
         (e) Reflects operations for the year ended June 30.
         (f) Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds changed their fiscal year end from June 30 to April 30.
         (g) Effective January 8, 2001, the Funds changed their investment adviser from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.

         (h) Six months ended October 31, 2002 (unaudited).
         (i) Formerly Governor Limited Duration Government Securities Fund, effective date January 8, 2001.
         (j) Reflects operations for the period from July 1, 1997 (date of initial public investment) to June 30, 1998.
         (k) Effective May 1, 2001, the Institutional Limited Duration U.S. Government Fund adopted the provisions of the American Institute of Certified Public Accountant (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $0.05, increase net realized gain/loss per share by $0.05, and decrease the ratio of net investment income to average net assets from 5.68% to 4.55%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

     (See Notes which are an integral part of the Financial Statements)


                                VISION Group of Funds

                                 Financial Highlights

   -----------------------------------------------------------------------------

   -----------------------------------------------------------------------------
   (For a share outstanding throughout each period)




                                                                        Distributions
             Net                     Net                                  from Net
              Asset                  Realized               Distributions
    Year      Value,       Net       and         Total        from Net    Realized
                                    Unrealized     from
   Ended                             Gain                                 Gain on
            beginning   Investment   (Loss) on  Investment  Investment
   April     of           Income                               Income
    30,       period                Investments Operations              Investments
   ---------------------------------------------------------------------------------
   New York Municipal Bond Fund-Class A Shares (formerly VISION New York Municipal
   Income Fund)
   1998      $10.08       0.46         0.38        0.84       (0.46)      (0.04)
   1999      $10.42       0.46         0.19        0.65       (0.46)      (0.09)
   2000      $10.52       0.46        (0.75)      (0.29)      (0.46)      (0.05)
   2001       $9.72       0.45         0.52        0.97       (0.45)        --
   2002      $10.24                                0.58       (0.41)        --
                         0.41(e)      0.17(e)
   2002      $10.41       0.20         0.25        0.45       (0.20)        --
   (d)



                                                          Ratios to Average Net Assets

                              ---------------------------------------------------------------
   Total      Net      Total   Expenses      Net          Expense       Net Assets,  Portfolio
              Asset   Return(a)           Investment      Waiver/           end      Turnover
Distributions Value,                       Income      Reimbursement     of period    Rate
              end                                          (b)             (000
              of                                                          omitted)
              period



  (0.50)     $10.42   8.37%     0.96%        4.35%        0.31%          $43,456     45%
  (0.55)     $10.52   6.37%     0.82%        4.38%        0.20%          $52,860     44%
  (0.51)     $9.72   (2.71)%    0.85%        4.60%        0.20%          $48,081     34%
  (0.45)     $10.24  10.11%     0.88%        4.36%        0.14%          $74,851     50%
  (0.41)     $10.41   5.74%     0.83%        3.98% (e)    0.09%          $80,452     46%
  (0.20)     $10.66   4.38%     0.86% (c)    3.84% (c)     0.09%         $83,547     23%
                                                           (c)






--------------------------------------------------------------------------------

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c) Computed on an annualized basis.
(d) Six months ended October 31, 2002 (unaudited).
(e) Effective May 1, 2001, New York Municipal Income Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. For the year ended April 30, 2002, this change had no effect on net investment income per share and net realized gain/loss per share, and increased the ratio of net investment income to average net assets from 3.97% to 3.98%. Per share, ratios and supplemental data for periods prior to May 1, 2001, have not been restated to reflect this change in presentation.






             (See Notes which are an integral part of the Financial Statements)


                                     VISION Group of Funds

                                     Financial Highlights

   -----------------------------------------------------------------------------
   (For a share outstanding throughout each period)

    Year     Net          Net       Net        Total
    Ended    Asset                 Realized     from     Distribution Distribution  Distributions
   April     Value,    Investment   and                    from Net   in Excess     from Net
     30,                 Income    Unrealized Investment                  of        Realized
            beginning               Gain                 Investment    Net          Gain on
             of                    (Loss)    Operations     Income    Investment
             period                   on                              Income        Investments

                                   Investments





---------------------------------------------------------------------------------------------
   U.S. Government Bond Fund-Class A Shares (formerly VISION U.S.
   Government Securities Fund)
   1998      $9.28       0.60        0.34       0.94       (0.60)     (0.01)(e)      --
   1999      $9.61       0.58       (0.08)      0.50       (0.58)        --        (0.02)
   2000      $9.51       0.59       (0.49)      0.10       (0.59)        --          --
   2001      $9.02       0.59        0.41       1.00       (0.58)        --          --
   2002      $9.44      0.59(f)     0.03(f)     0.62       (0.57)        --          --
   2002      $9.49       0.23        0.33       0.56       (0.26)        --          --
   (d)
   New York New  New York Tax-Free Money Market Fund-Class A Shares
   1998      $1.00       0.03         ---       0.03       (0.03)        ---         ---
   1999      $1.00       0.03         ---       0.03       (0.03)        ---         ---
   2000      $1.00       0.03         ---       0.03       (0.03)        ---         ---
   2001      $1.00       0.03         ---       0.03       (0.03)        ---         ---
   2002      $1.00       0.02         ---       0.02       (0.02)        ---         ---
   2002      $1.00       0.01         ---       0.01       (0.01)        ---         ---
   (d)


                                     Ratio to Average Net Assets
                        -------------------------------------------------------
Total     Net   Total   Expenses  Net       Expense     Net
DistributAsset  Return(a)       Investment  Waiver/      Assets,
                                Income     Reimbursement
         Value,                               (b)
          end
          of
         period
                                                           end      Portfolio
                                                        of period   Turnover
                                                        (000          Rate
                                                         omitted)
-------------------------------------------------------------------------------
 (0.61)  $9.61 10.42%   1.03%   6.30%        0.09%        $53,922     70%
 (0.60)  $9.51 5.31%    0.92%   5.95%        0.05%        $64,100     68%
 (0.59)  $9.02 1.11%    0.93%   6.36%        0.05%        $60,165     46%
 (0.58)  $9.44 11.43%   0.95%   6.27%        0.03%        $88,980     47%
 (0.57)  $9.49 6.72%    0.96%                  --        $116,350     41%
                               4.48%
                                 (f)
 (0.26)  $9.79 5.94%    0.95(c)                --        $124,992     31%
                               4.64%
                                 (c)

 (0.03)  $1.00 3.14%   0.50%    3.09%        0.28%        $73,345     ---
 (0.03)  $1.00 2.75%   0.58%    2.69%        0.14%       $110,291     ---
 (0.03)  $1.00 2.97%   0.60%    3.00%        0.09%       $172,791     ---
 (0.03)  $1.00 3.52%   0.62%    3.44%        0.09%       $158,359     ---
 (0.02)  $1.00 1.62%   0.63%    1.59%        0.09%       $187,043     ---
 (0.01)  $1.00 0.50%   0.61%(c)                          $201,856     ---
                               0.98%       0.09% (c)
                                 (c)

--------------------------------------------------------------------------------
(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c) Computed on an annualized
    basis.
(d) Six months ended October 31, 2002
    (unaudited).
(e) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal tax purposes.

(f) Effective May 1, 2001, U.S. Government Securities Fund adopted the provisions of the AICPA, Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended April 30, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain
    (loss) on investment per share, but decreased the ratio of net investment income to average net assets from 6.00% to 4.84%. Per share, ratio and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.



       (See Notes which are an integral part of the Financial Statements)


                              VISION Group of Funds
                               Financial Highlights
------------------------------------------------------------------------------
     (For a share outstanding throughout each period)


                       Net Asset                         Distributions
          Year          Value,            Net               from Net
         Ended         beginning      Investment           Investment
       April 30,       of period        Income               Income
---------------------------------------------------------------------------
     Money Market Fund - Class A Shares
     1998               $1.00            0.05               (0.05)
     1999               $1.00            0.05               (0.05)
     2000               $1.00            0.05               (0.05)
     2001               $1.00            0.06               (0.06)
     2002               $1.00            0.02               (0.02)
     2002 (c)           $1.00            0.01               (0.01)
     U.S. Treasury Money Market Fund - Class A Shares (formerly VISION Treasury Money Market Fund)
     1998               $1.00            0.05               (0.05)
     1999               $1.00            0.04               (0.04)
     2000               $1.00            0.05               (0.05)
     2001               $1.00            0.05               (0.05)
     2002               $1.00            0.02               (0.02)
     2002 (c)           $1.00            0.01               (0.01)



                                         Ratios to Average Net Assets
                           ---------------------------------------------------------

                                                                       Net Assets,
 Net Asset                                 Net          Expense            end
 Value,        Total                    Investment      Waiver/         of period
    end
 of period   Return(a)     Expenses       Income       Reimbursement       (000
                                                          (b)            omitted)
------------------------------------------------------------------------------------

   $1.00       5.11%          0.64%        5.00%         0.05%           $686,259
   $1.00       4.76%          0.63%        4.64%         0.05%           $932,896
   $1.00       4.95%          0.63%        4.87%         0.05%          $1,095,128
   $1.00       5.85%          0.64%        5.67%         0.05%          $1,598,305
   $1.00       2.41%          0.71%        2.39%         0.18%          $1,512,433
   $1.00       0.56%          0.70% (d)    1.12% (d)     0.25% (d)      $1,401,802

   $1.00       4.98%          0.59%        4.96%         0.08%           $441,422
   $1.00       4.54%          0.59%        4.49%         0.08%           $498,548
   $1.00       4.71%          0.58%        4.62%         0.08%           $423,685
   $1.00       5.60%          0.59%        5.45%         0.09%           $790,307
   $1.00       2.38%          0.59%        2.27%         0.09%           $741,357
   $1.00       0.57%          0.61% (d)    1.16% (d)     0.09% (d)       $646,454






 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (c) Six months ended October 31, 2002 (unaudited).
 (d) Computed on an annualized basis.

       (See Notes which are an integral part of the Financial Statements)





------------------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and the Fiscal Years Ended April 30, (Audited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Ratio
      `Net                  Realized                                                                          Ratio of   of Expenses
      Asset                 and           Distribution Distributions Net Asset                      Ratio of  Net         to Average
      Value,    Net         Unrealized    from Net     from          Value,              Net Assets Expenses  Investment  Net Assets
      Beginning Investment  Gains         Investment   Capital       End       Total     End of     to        Income      (Excluding
      of Period Income      (Losses)      Income       Gains         of Period Return    Period     Average   to Average  Waivers)
                            on                                                 (A)       (000)      Net       Net Assets
                            Investments                                                             Assets
VISION U.S. Government Money Market Fund (1)
Institutional Class Shares
2002#    $1.00     0.01           -         (0.01)        -         $1.00    0.75%++  $1,197,491  0.43%*      1.49%*      0.56%*
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2002      1.00     0.03           -         (0.03)        -         1.00      2.63    1,327,751    0.42        2.56        0.60
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2001      1.00     0.06           -         (0.06)        -         1.00      6.00    1,243,512    0.40        5.82        0.58
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2000      1.00     0.05           -         (0.05)        -         1.00      5.16    1,414,772    0.41        5.05        0.59
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
1999      1.00     0.05           -         (0.05)        -         1.00      5.00    1,428,064    0.40        4.86        0.59
---------
------------------------------------------------------------------------------------------------------------------------------------
1998      1.00     0.05           -         (0.05)        -         1.00      5.42    1,285,840    0.35        5.29        0.49
------------------------------------------------------------------------------------------------------------------------------------
Institutional II Class Shares
------------------------------------------------------------------------------------------------------------------------------------
2002#    $1.00     0.01           -         (0.01)        -         $1.00    0.72%++   $324,638   0.50%*      1.41%*      0.56%*
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2002      1.00     0.02           -         (0.02)        -         1.00      2.55     262,495     0.49        2.35        0.60
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2001      1.00     0.06           -         (0.06)        -         1.00      5.92     166,335     0.47        5.69        0.58
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2000      1.00     0.05           -         (0.05)        -         1.00      5.08      84,503     0.48        4.91        0.59
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
1999      1.00     0.05           -         (0.05)        -         1.00      4.95     142,144     0.45        4.76        0.56
---------
------------------------------------------------------------------------------------------------------------------------------------
1998      1.00     0.05           -         (0.05)        -         1.00      5.33      91,629     0.44        5.21        0.55
------------------------------------------------------------------------------------------------------------------------------------
VISION Tax-Free Money Market Fund (2)
------------------------------------------------------------------------------------------------------------------------------------
Institutional Class Shares
------------------------------------------------------------------------------------------------------------------------------------
2002#    $1.00     0.01           -         (0.01)        -         $1.00    0.57%++   $81,351    0.39%*      1.13%*      0.61%*
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2002      1.00     0.02           -         (0.02)        -         1.00      1.77      69.275     0.37        1.73        0.61
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2001      1.00     0.04           -         (0.04)        -         1.00      3.73      62,052     0.36        3.67        0.59
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2000      1.00     0.03           -         (0.03)        -         1.00      3.17      63,666     0.37        3.12        0.60
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
1999      1.00     0.03           -         (0.03)        -         1.00      2.99      77,896     0.36        2.95        0.60
---------
------------------------------------------------------------------------------------------------------------------------------------
1998      1.00     0.03           -         (0.03)        -         1.00      3.45      90,446     0.32        3.39        0.51
------------------------------------------------------------------------------------------------------------------------------------
Institutional II Class Shares
------------------------------------------------------------------------------------------------------------------------------------
2002#    $1.00     0.01           -         (0.01)        -         $1.00    0.53%++   $46,591    0.46%*      1.05%*      0.61%*
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2002      1.00     0.02           -         (0.02)        -         1.00      1.70      32.358     0.44        1.74        0.61
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2001      1.00     0.04           -         (0.04)        -         1.00      3.66      43,993     0.43        3.53        0.59
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2000      1.00     0.03           -         (0.03)        -         1.00      3.10      35,256     0.44        3.04        0.60
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
1999      1.00     0.03           -         (0.03)        -         1.00      2.94      43,575     0.41        2.87        0.57
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
1998      1.00     0.03           -         (0.03)        -         1.00      3.37      29,474     0.40        3.31        0.56
------------------------------------------------------------------------------------------------------------------------------------
VISION Pennsylvania Tax-Free Money Market Fund (3)
------------------------------------------------------------------------------------------------------------------------------------
Institutional Class Shares
------------------------------------------------------------------------------------------------------------------------------------
2002#    $1.00     0.01           -         (0.01)        -         $1.00    0.52%++   $15,275     0.58%      1.03%        0.95%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2002(4)   1.00     0.02           -         (0.02)        -         1.00     1.54++     24,051     0.57*      1.51*        0.76*
------------------------------------------------------------------------------------------------------------------------------------
Institutional II Class Shares
------------------------------------------------------------------------------------------------------------------------------------
2002#    $1.00     0.01           -         (0.01)        -         $1.00    0.52%++    $2,347     0.58%      1.01%        1.27%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2002(5)   1.00     0.01           -         (0.01)        -         1.00     1.46%++    2,068      0.57*      1.45*        0.86*
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------


(A) Total return figures do not include the effect of any front-end or deferred sales load. # For the six month period ended October 31, 2002.

++ Not Annualized.
* Annualized.
(1) Formerly ARK U.S. Government Money Market Portfolio.
(2) Formerly ARK Tax Free Money Market Portfolio.
(3) Formerly ARK Pennsylvania Tax Free Money Market Portfolio.
(4) Commenced operations on May 1, 2001.
(5) Commenced operations on May 11, 2001.

The accompanying notes are an integral part of the financial statements.











-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and the Fiscal Years Ended April 30, (Audited)
-----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Ratio
                         Realized    Distributions Distributions Net Asset                               Ratio      of
   Net       Net         and         from Net      from          Value,             Net Assets Ratio of  of Net   Expenses
   Asset     Investment  Unrealized  Investment    Capital       End       Total    End of     Expenses Investment        Portfolio
   Value,    Income      Gains       Income        Gains         of Period Return   Period     to        Income   Average  Turnover
   Beginning             (Losses)                                            (A)      (000)      Average   to       Net       Rate
   of Period             on                                                                  Net       Average    Assets
                         Investments                                                         Assets    Net       (Excluding
                                                                                                          Assets   Waivers)
VISION Short-Term Corporate Bond Fund (1)
Institutional Class Shares
2002# $9.80      0.19        0.17        (0.19)       -         $9.97     3.67%++   $66,056    1.00%*    3.74%*   1.15%*    127.78%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2002  9.99       0.45       (0.19)       (0.45)       -         9.99        2.65     71,193     0.97      4.54     1.13      79.12
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2001  9.63       0.55        0.36        (0.55)       -         9.99        9.70     76,090     0.97      5.52     1.11     107.45
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2000  9.94       0.50       (0.30)       (0.50)     (0.01)      9.63        2.01     92,185     0.97      5.09     1.11      65.58
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
1999  9.95       0.51       (0.01)       (0.51)       -         9.94        5.15    111,127     0.97      5.14     1.11      91.22
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
1998  9.96       0.09       (0.01)       (0.09)       -         9.95       0.82++   131,669     0.97*    5.14*     1.16*    108.18
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
1998+++    9.95       0.57        0.01        (0.57)       -    9.96        5.98    133.544     0.82      5.78     1.01     135.00
-----------------------------------------------------------------------------------------------------------------------------------
VISION Maryland Municipal Bond Fund (2)
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Class Shares
-----------------------------------------------------------------------------------------------------------------------------------
2002# $10.09      0.21        0.22        (0.21)       -        $10.31     4.31%++   $100,237   0.84%*    4.09%*   1.01%*   12.16%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
2002   9.91       0.43        0.18        (0.43)       -         10.09       6.27     97,759     0.81      4.29     1.01     8.72
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
2001   9.48       0.44        0.43        (0.44)       -         9.91        9.34     90,210     0.81      4.50     1.00     28.94
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
2000   10.21      0.44       (0.69)       (0.44)     (0.04)      9.48       (2.37)    87,845     0.81      4.57     1.00      24.29
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
1999   10.14      0.45        0.14        (0.45)     (0.07)      10.21       5.86     95,046     0.76      4.35     0.99     30.83
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
1998   9.87       0.47        0.33        (0.47)     (0.06)      10.14       8.15     83,215     0.68      4.62     0.77     22.40
-----------------------------------------------------------------------------------------------------------------------------------


     (A) Total return figures do not include the effect of any front-end or deferred sales load.

# For the six month period ended October 31, 2002.
++ Not Annualized.
+++ Period ended February 28.
* Annualized.
(1) Formerly ARK Short-Term Bond Portfolio.
(2) Formerly ARK Maryland Tax-Free Portfolio.

The accompanying notes are an integral part of the financial statements.




------------------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and the Fiscal Years Ended April 30, (Audited)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Ratio
                          Realized   DistributionsDistribution Net Asset                                     Ratio    of
       Net      Net       and        from Net     from        Value,              Net Assets  Ratio of     of Net   Expenses
       Asset    InvestmentUnrealized Investment   Capital     End        Total   End of      Expenses     Investment      Portfolio
       Value,   Income    Gains      Income       Gains       of Period  Return  Period      to Average   Income   Average Turnover
       Beginning          (Losses)                                      (A)      (000)       Net Assets   to       Net       Rate
       of Period          on                                                                              Average  Assets
                            Investments                                                                    Net      (Excluding
                                                                                                            Assets   Waivers)

VISION Pennsylvania Municipal Bond Fund (1)
Institutional Class Shares
2002#     $10.08     0.21       0.24       (0.21)   -        $10.32     4.46%++   $159.539      0.99%*     4.00%*   1.00%*    6.51%
-----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2002       9.81      0.42       0.27       (0.42)   -        10.08        7.18     160,333       0.95       4.22     1.00     16.15
-----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2001       9.38      0.42       0.43       (0.42)   -         9.81        9.25     160,833       0.96       4.38     1.00     25.67
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
2000       10.23     0.42      (0.81)      (0.42) 0.04)       9.38       (3.88)    160,664       0.96       4.32     1.00     30.92
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
1999       10.14     0.41       0.15       (0.41) 0.06)      10.23        5.56     224,480       0.92       4.01     1.00     43.46
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
1998       10.28     0.07      (0.14)      (0.07)   -        10.14      (0.66)     215,182      0.84*       3.84     0.91*     3.50
                                                                           ++
-----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
1998       10.09     0.40       0.19       (0.40)   -        10.28        6.68     195,322       0.80       4.43     1.00     57.00
------------------------------------------------------------------------------------------------------------------------------------
VISION Intermediate-Term Bond Fund (2)
--------------------------------------------------------------------------------------------------------------------------------
Institutional Class Shares
-----------------------------------------------------------------------------------------------------------------------------------
2002#      $9.84     0.22       0.50       (0.22)       -    $10.34     7.43%++   $128.086      0.84%*     4.41%*   0.95%*   112.92%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2002       9.85      0.51      (0.01)      (0.51)       -^    9.84        5.18     130.235       0.82       5.11     0.97     83.47
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2001       9.42      0.55       0.43       (0.55)       -     9.85       10.72     129,531       0.80       5.75     0.95     36.26
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2000       9.93      0.53      (0.50)      (0.53)    (0.01)   9.42        0.32     114,554       0.81       5.52     0.96     29.28
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
1999       10.00     0.55      (0.02)      (0.55)    (0.05)   9.93        5.40     100,419       0.77       5.49     0.95     52.87
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
1998       9.80      0.60       0.23       (0.60)    (0.03)  10.00        8.65     84,328        0.69       6.02     0.87     41.63
------------------------------------------------------------------------------------------------------------------------------------

(A) Total return figures do not include the effect of any front-end or deferred sales load.

# For the six month period ended October 31, 2002.
++ Not Annualized.
^ Amount rounds to less than $0.01.
* Annualized.
(1) Formerly ARK Pennsylvania Tax-Free Portfolio.
(2) Formerly ARK Intermediate Fixed Income Portfolio.

The accompanying notes are an integral part of the financial statements.











-----------------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and the Fiscal Years Ended April 30, (Audited)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Ratio
                         Realized    DistributionsDistribution NetsAsset                               Ratio of   of Expenses
   Net Asset  Net        and         from Net     from         Value,            Net       Ratio of    Net         to Average
   Value,     Investment Unrealized  Investment   Capital     End        Total   Assets    Expenses    Investment Net Assets
   Beginning  Income     Gains       Income       Gains      of Period   Return  End of    to Average  Income     (Excluding
   of Period             (Losses)                                       (A)      Period    Net Assets  to Average  Waivers)
                         on                                                      (000)                 Net Assets
                         Investments
                                                                                                                          Portfolio
                                                                                                                           Turnover
                                                                                                                              Rate
VISION Income Fund (1)
Institutional Class Shares
2002#   $10.03   0.23       0.31        (0.23)     -     $10.34     5.41%++  $256,955    0.85%*      4.43%*       0.93%*    148.01%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2002    9.96    0.54       0.08        (0.53)   (0.02)   10.03       6.33    263,802     0.83        5.32         0.96     142.61
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2001    9.51    0.60       0.45        (0.60)     -      9.96       11.28    372,036     0.82        6.09         0.94     339.82
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2000   10.08    0.56      (0.57)       (0.56)     -      9.51       (0.01)   343,260     0.82        5.82         0.94     328.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
1999   10.25    0.59      (0.17)       (0.59)     -      10.08       4.22    356,482     0.78        5.77         0.94      50.41
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
1998    9.82    0.61       0.43        (0.61)     -      10.25      10.84    322,304     0.73        6.05         0.77     154.87
------------------------------------------------------------------------------------------------------------------------------------

VISION Balanced Fund (2)
------------------------------------------------------------------------------------------------------------------------------------
Institutional Class Shares
-------------------------------------------------------------------------------------------------------------------------------
2002#   $12.91      0.11      (1.80)  (0.12)       -        $11.10     (13.13)% $205,311    0.94%*      1.92%*       0.98%*  37.41%
                                                                          ++
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2002    14.47       0.26      (1.55)  (0.27)       -         12.91      (8.98)   248,726     0.91        1.88         1.01    50.05
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2001    16.90       0.35      (1.48)  (0.35)     (0.95)      14.47      (6.93)   300,818     0.91        2.18         1.01    36.26
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2000    14.64       0.28       2.90   (0.26)     (0.66)      16.90      22.39    348,332     0.90        1.95         1.00    54.46
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
1999    13.24       0.28       2.03   (0.28)     (0.63)      14.64      18.17    118,395     0.85        2.12         1.00    56.70
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
1998    11.43       0.30       3.04   (0.30)     (1.23)      13.24      30.95    96,858      0.79        2.44         0.83    71.58
------------------------------------------------------------------------------------------------------------------------------------
VISION
Equity Income Fund (4)
------------------------------------------------------------------------------------------------------------------------------------
Institutional Class Shares
------------------------------------------------------------------------------------------------------------------------------------
2002#   $10.30      0.08      (2.24)   (0.08)       -         $8.06     (21.02)%  $58,120    1.02%*    1.79%*       1.10%*   23.85%
                                                                           ++
-----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2002    11.34       0.16      (0.99)   (0.16)     (0.05)      10.30      (7.34)   72,005      1.00      1.52         1.08     42.83
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2001    12.00       0.20       0.42    (0.20)     (1.08)      11.34       5.42    78,666      0.99      1.70         1.06     21.41
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2000    12.05       0.20       0.38    (0.20)     (0.43)      12.00       5.40    83,473      0.98      1.83         1.05     41.43
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
1999    12.52       0.25       0.22    (0.25)     (0.69)      12.05       4.17    101,104     0.91      2.10         1.04     56.03
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
1998    10.67       0.31       3.06    (0.31)     (1.21)      12.52      33.04    106,643     0.84      2.58         0.97     39.88
------------------------------------------------------------------------------------------------------------------------------------


(A) Total return figures do not include the effect of any front-end or deferred sales load.

# For the six month period ended October 31, 2002.
++ Not Annualized.
* Annualized.
(1) Formerly ARK Income Portfolio.
(2) Formerly ARK Balanced Portfolio.
(3) Commenced operations on September 14, 1998.
(4) Formerly ARK Equity Income Portfolio.

The accompanying notes are an integral part of the financial statements.



------------------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and the Fiscal Years Ended April 30, (Audited)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Ratio
                          Realized   DistributionDistributionsNet Asset                                Ratio of   of
      Net       Net       and        from Net    from         Value,            Net Assets  Ratio of   Net        Expenses
      Asset     InvestmentUnrealized Investment  Capital      End        Total  End of      Expenses   Investment to       Portfolio
      Value,    Income    Gains      Income      Gains        of Period  Return Period      to Average Income     Average  Turnover
      Beginning           (Losses)                                       (A)    (000)       Net Assets to Average Net       Rate
      of Period           on                                                                           Net Assets Assets
                          Investments                                                                             (Excluding
                                                                                                                  Waivers)

VISION Large Cap Stock Fund (1)
Institutional Class Shares
2002#    $9.44     0.03      (2.17)     (0.03)       -      $7.27      (22.71)%$179,164     1.23%*     0.72%*    1.34%*     18.25%
                                                                         ++
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2002     11.30     0.04      (1.09)     (0.04)    (0.77)    9.44       (9.52)   245,727      1.21       0.34      1.35       21.81
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2001     14.11     0.02      (0.86)     (0.02)    (1.95)    11.30      (5.96)   310,803      1.20       0.17      1.33       9.63
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2000     15.22     0.26       1.40      (0.26)    (2.51)    14.11      10.87    428,675      1.20       0.16      1.34       25.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
1999     14.59     0.08       1.36      (0.09)    (0.72)    15.22      10.48    536,827      1.14       0.58      1.34       32.21
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
1998     14.00     0.01       0.62      (0.01)    (0.03)    14.59      4.51++   645,202     1.08*      0.65*      1.20*      4.34
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
1998+++  11.91     0.15       3.45      (0.15)    (1.36)    14.00      31.64    577,154      1.00       1.17      1.20       30.00
------------------------------------------------------------------------------------------------------------------------------------

VISION Equity Index Fund (2)
------------------------------------------------------------------------------------------------------------------------------------
Institutional Class Shares
------------------------------------------------------------------------------------------------------------------------------
2002#   $9.03     0.06      (1.58)     (0.06)    -      $7.45      (16.87)% $83,649     0.27%*     1.49%*    0.59%*     59.68%
                                                                     ++
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
2002    10.45     0.11      (1.42)     (0.11)    -         9.03       (12.59)  95,487       0.25       1.12      0.59       31.17
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2001    14.83     0.12      (1.77)     (0.13) (2.60)       10.45      (12.34)  100,495      0.25       0.94      0.56       44.36
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
2000    13.87     0.14       1.26      (0.14) (0.30)       14.83      10.25    151,157      0.25       1.03      0.59       58.81
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
1999    11.59     0.14       2.41      (0.14) (0.13)       13.87      22.37    86,911       0.23       1.20      0.61       34.04
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
1998(3) 10.00     0.08       1.58      (0.07)    -         11.59      16.71++  45,531      0.20*      1.43*      0.62*      49.56
------------------------------------------------------------------------------------------------------------------------------------

(A) Total return figures do not include the effect of any front-end or deferred sales load.

# For the six month period ended October 31, 2002.
++ Not Annualized.
+++ Period ended February 28.
* Annualized.
(1) Formerly ARK Value Equity Portfolio.
(2) Formerly ARK Equity Index Portfolio.
(3) Commenced operations on October 1, 1997.

The accompanying notes are an integral part of the financial statements.


------------------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and the Fiscal Years Ended April 30, (Audited)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Ratio
                        Realized   DistributionDistributionNet Asset                                Ratio of   of
     Net       Net      and        from Net    from        Value,               Net      Ratio of   Net        Expenses
     Asset     InvestmenUnrealized Investment  Capital     End        Total     Assets   Expenses   Investment to Average Portfolio
     Value,    Income   Gains      Income      Gains       of Period  Return    End of   to Average Income     Net Assets Turnover
     Beginning          (Losses)                                      (A)       Period   Net Assets to Average (Excluding Rate
     of Period          on                                                      (000)               Net Assets Waivers)
                        Investments

VISION Multi Cap Growth Fund (1)
Institutional Class Shares
2002# $14.00    (0.02)    (2.83)        -        -        $11.15      (20.36)%  $103,842   1.03%*    (0.27)%*    1.05%*   116.90%
                                                                         ++
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
2002   19.07    (0.02)    (5.05)        -        -         14.00       (26.59)  138,331     1.00      (0.14)      1.05     201.73
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
2001   26.13     0.04     (5.19)     (0.02)    (1.89)      19.07       (20.32)  175,559     1.00       0.20       1.06     90.32
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
2000   18.71    (0.03)     9.31         -      (1.86)      26.13        51.36   193,827     1.00      (0.18)      1.06     113.74
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
1999   14.90    (0.01)     4.33         -      (0.51)      18.71        29.51    90,042     0.94      (0.07)      1.04     118.46
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
1998   11.92     0.02      4.96      (0.04)    (1.96)      14.90        45.19    50,615     0.84       0.13       0.88     174.55
-----------------------------------------------------------------------------------------------------------------------------------
VISION
Mid Cap Growth Fund (2)
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Class Shares
-----------------------------------------------------------------------------------------------------------------------------------
2002# $12.63    (0.02)    (2.80)     (0.01)      -         $9.80      (22.36)%  $69,563    1.13%*     0.04%*     1.19%*   121.28%
                                                                         ++
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
2002   13.19    (0.02)    (0.54)        -        -         12.63       (4.25)    90,179     1.11      (0.13)      1.18     105.88
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
2001   17.92    (0.02)    (1.11)        -      (3.60)      13.19       (6.55)    95,317     1.10      (0.20)      1.17     95.51
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
2000   14.70    (0.04)     5.30         -      (2.04)      17.92        38.90    92,253     1.11      (0.26)      1.18     55.90
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
1999   14.11     0.01      1.16      (0.01)    (0.57)      14.70        8.76     63,648     1.06       0.04       1.18     61.81
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
1998   10.17     0.04      4.61      (0.04)    (0.67)      14.11        46.92    55,280     0.97       0.31       1.06     38.30
-----------------------------------------------------------------------------------------------------------------------------------


     (A) Total return figures do not include the effect of any front-end or deferred sales load.

# For the six month period ended October 31, 2002.
++ Not Annualized.
* Annualized.
(1) Formerly ARK Capital Growth Portfolio.
(2) Formerly ARK Mid-Cap Equity Portfolio.

The accompanying notes are an integral part of the financial statements.


----------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and the Fiscal
Years Ended April 30, (Audited)
----------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Ratio of Net Ratio of
Net                 Realized and DistributionDistributions      Net Asset                   Ratio of    Investment   Expenses
Asset     Net       Unrealized   from Net    from        Return Value,                      Expenses    Income       to Average
Value,    InvestmentGains        Investment  Capital     of     End       Total  Net Assets to Average  to Average   Net Assets
Beginning Income    (Losses)     Income      Gains       Capitalof Period Return End of     Net Assets  Net Assets   (Excluding
of Period           on                                                    (A)    Period                              Waivers)
                    Investments                                                  (000)
                                                                                                                          Portfolio
                                                                                                                           Turnover
                                                                                                                           Rate
VISION Small Cap Growth Fund (1)
Institutional Class Shares
2002#       $17.93  (0.03)(5.20)      -       -         -   $12.70   (29.17%)++ $65,078     1.17%*         (0.43)%*  1.18%* 117.67%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
2002        $17.15  (0.04)0.83     (0.01)     -         -    17.93     4.58      82,922      1.17           (0.27)    1.18   266.74
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
2001        23.24   (0.01)(2.03)      -    (4.03)     (0.02) 17.15    (10.05)    85,286      1.15           (0.14)    1.17   359.60
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
2000        12.65   (0.08)15.39       -    (4.72)       -    23.24    126.42     81,375      1.19           (0.49)    1.21   753.31
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
1999        11.86   (0.05)1.17        -    (0.33)       -    12.65     9.89      30,562      1.16           (0.48)    1.23   733.14
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
1998         8.53   (0.02)3.97        -    (0.62)       -    11.86     47.93     27,372      0.98           (0.24)    1.02   410.72
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
VISION Social Balanced Fund (2)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Class Shares
-----------

2002#       $9.79    0.18    0.51     (0.18)     -       $10.30  7.13%    $3,028      0.87%    3.57%    3.75%  57%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
2001(3)    10.00     0.33    (0.21)   (0.33)     -^     9.79      1.18    2,059       0.83      3.53      1.39       260
-----------------------------------------------------------------------------------------------------------------------------------


     (A) Total return figures do not include the effect of any front-end or deferred sales load.

# For the six month period ended October 31, 2002.
++ Not Annualized.
* Annualized.

^ Amount rounds to less than $0.01

(1) Formerly ARK Small-Cap Equity Portfolio.

(2) Formerly ARK Social Issues Intermediate Fixed Income Portfolio.


(3) Commenced operations on May 29, 2001.


The accompanying notes are an integral part of the financial statements.










VISION GROUP OF FUNDS



INSTITUTIONAL I SHARES

VISION International Equity Fund

VISION Small Cap Growth Fund

VISION Small Cap Stock Fund

VISION Mid Cap Growth Fund

VISION Mid Cap Stock Fund

VISION Multi Cap Growth Fund

VISION Large Cap Growth Fund

VISION Large Cap Stock Fund

VISION Equity Index Fund

VISION Large Cap Value Fund

VISION Equity Income Fund

VISION Balanced Fund

VISION Social Balanced Fund

VISION Intermediate-Term Bond Fund

VISION Income Fund

VISION Short-Term Corporate Bond Fund

VISION Maryland Municipal Bond Fund

VISION Pennsylvania Municipal Bond Fund

VISION New York Municipal Bond Fund (formerly  VISION New York Municipal  Income
Fund)

VISION U.S.  Government Bond Fund (formerly  VISION U.S.  Government  Securities
Fund)



VISION Short Duration Government Bond Fund (formerly VISION Institutional Limited Duration U.S. Government Fund)



VISION New York Tax Free Money Market Fund

INSTITUTIONAL I SHARES AND INSTITUTIONAL II SHARES

VISION Money Market Fund

VISION Tax Free Money Market Fund

VISION Pennsylvania Tax Free Money Market Fund

VISION U.S. Government Money Market Fund

     VISION U.S. Treasury Money Market Fund (formerly VISION Treasury Money Market Fund)






May 15, 2003

A Statement of Additional Information (SAI) dated May 15, 2003, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the SAIs and in the Annual and Semi-Annual Reports to shareholders of the VISION Group of Funds and the ARK Funds as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports (when available) and other information without charge, and make inquiries, call (800) 836-2211.



You can obtain information about the Funds (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by e-mail at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington D.C. 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.





DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
M&T Asset Management Department
Manufacturers and Traders Trust Company
One M&T Plaza
Buffalo, NY 14203

CO-ADMINISTRATOR
M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203


SUB-ADVISER TO VISION
INTERNATIONAL EQUITY FUND
UBS Global Asset Management
(Americas) Inc.
(formerly, Brinson Partners, Inc.)
209 South LaSalle Street
Chicago, IL 60604

SUB-ADVISERS TO VISION SMALL CAP STOCK FUND
LSV Asset Management
200 West Madison Street
Suite 2780 Chicago, IL 60806

Mazama Capital Management, Inc.
One SW Columbia Street Suite 1860
Portland, OR 97258

SUB-ADVISER TO VISION MID CAP STOCK FUND
Independence Investment LLC
53 State Street
Boston, MA 02100

SUB-ADVISER TO VISION LARGE CAP GROWTH FUND
Montag & Caldwell, Inc.
3455 Peachtree Road, N.E.
Suite 1200
Atlanta, GA 30326-3248


SUB-ADVISER TO VISION NEW YORK TAX-FREE MONEY MARKET FUND
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779



CO-ADMINISTRATOR
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN AND FUND ACCOUNTANT
State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

INDEPENDENT AUDITORS
Ernst & Young, LLP
200 Clarendon Street
Boston, MA 02116-5072




SEC File No. 811-5514


28500 (05/03)

Sign up for Fund Document e-delivery by visiting www.visionfunds.net/myaccount



[GRAPHIC ILLUSTRATION-VISION INTERNATIONAL EQUITY FUND]

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION International Equity Fund as of the calendar year-end for each of three years.

The `y' axis reflects the "% Total Return" beginning with "-20.00%" and increasing in increments of 2.50% up to 0.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features three distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 2000 through 2002. The percentages noted are:
(8.77)%, (15.35)% and (11.90)%, respectively.


[GRAPHIC ILLUSTRATION-VISION SMALL CAP GROWTH FUND]

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION Small Cap Growth Fund as of the calendar year-end for each of seven years.

The `y' axis reflects the "% Total Return" beginning with "-50.00%" and increasing in increments of 25.00% up to 175.00%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features seven distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1996 through 2002. The percentages noted are: 14.82%, 5.55%, 19.31%, 150.08%, (7.34)%, (5.81)% and (27.78)%, respectively.


[GRAPHIC ILLUSTRATION-VISION SMALL CAP STOCK FUND]

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION Small Cap Stock Fund as of the calendar year-end for each of eight years.

The `y' axis reflects the "% Total Return" beginning with "-25.00%" and increasing in increments of 5.00% up to 35.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features eight distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1995 through 2002. The percentages noted are: 26.89%, 19.54%, 15.91%, 3.51%, 18.88%, 3.14%, 4.40% and (18.15)%,
respectively.


[GRAPHIC ILLUSTRATION-VISION MID CAP GROWTH FUND]

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of the VISION Mid Cap Growth Fund as of the calendar year-end for each of six years.

     The `y' axis reflects the "% Total Return" beginning with "-30.00%" and increasing in increments of 10.00% up to 40.00%.

     The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features six distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1997 through 2002. The percentages noted are: 31.39%, 22.07%, 23.70%, 9.17%, (6.90)% and (20.99)%,
respectively.


[GRAPHIC ILLUSTRATION-VISION MID CAP STOCK FUND]

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of the VISION Mid Cap Stock Fund as of the calendar year-end for each of nine years.

     The `y' axis reflects the "% Total Return" beginning with "-20.00%" and increasing in increments of 5.00% up to 35.00%.

     The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features nine distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1994 through 2002. The percentages noted are: (1.61)%, 30.86%, 27.52%, 24.20%, (11.11)%, 14.41%,
19.29%, (4.42)% and (13.96)%, respectively.


[GRAPHIC ILLUSTRATION-VISION MULTI CAP GROWTH FUND]

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of the VISION Multi Cap Growth Fund as of the calendar year-end for each of nine years.

     The `y' axis reflects the "% Total Return" beginning with "-40.00%" and increasing in increments of 10.00% up to 60.00%.

     The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features nine distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1994 through 2002. The percentages noted are: (9.88)%, 23.27%, 17.82%, 29.33%, 41.21%, 46.47%, (5.07)%,
(20.12)% and (33.54)%, respectively.


[GRAPHIC ILLUSTRATION-VISION LARGE CAP GROWTH FUND]

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of the VISION Large Cap Growth Fund as of the calendar year-end for each of two years.

     The `y' axis reflects the "% Total Return" beginning with "-30.00%" and increasing in increments of 5.00% up to 30.00%.

     The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features two distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 2001 through 2002. The percentages noted are: (12.27)% and (23.51)%, respectively.


[GRAPHIC ILLUSTRATION-VISION LARGE CAP STOCK FUND]

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of the VISION Large Cap Stock Fund as of the calendar year-end for each of six years.

     The `y' axis reflects the "% Total Return" beginning with "-30.00%" and increasing in increments of 10.00% up to 40.00%.

     The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features six distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1997 through 2002. The percentages noted are: 29.40%, 19.63%, 11.86%, (1.28)%, (5.54)%and (24.67)%,
respectively.


[GRAPHIC ILLUSTRATION-VISION EQUITY INDEX FUND]

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of the VISION Equity Index Fund as of the calendar year-end for each of five years.

     The `y' axis reflects the "% Total Return" beginning with "-30.00%" and increasing in increments of 10.00% up to 40.00%.

     The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features five distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1998 through 2002. The percentages noted are: 29.34%, 21.08%, (8.50)%, (12.06)% and (21.93)%, respectively.


[GRAPHIC ILLUSTRATION-VISION LARGE CAP VALUE FUND]

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of the VISION Large Cap Value Fund as of the calendar year-end for each of five years.

     The `y' axis reflects the "% Total Return" beginning with "-30.00%" and increasing in increments of 5.00% up to 20.00%.

     The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features five distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1998 through 2002. The percentages noted are: 15.19%, (4.36)%, 9.31%, (5.50)% and (24.97)%, respectively.


[GRAPHIC ILLUSTRATION-VISION EQUITY INCOME FUND]

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of the VISION Equity Income Fund as of the calendar year-end for each of six years.

     The `y' axis reflects the "% Total Return" beginning with "-30.00%" and increasing in increments of 10.00% up to 40.00%.

     The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features six distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1997 through 2002. The percentages noted are: 32.28%, 8.62%, 2.57%, 13.66%, (10.35)% and (18.97)%,
respectively.


[GRAPHIC ILLUSTRATION-VISION SOCIAL BALANCED FUND]

     The graphic presentation displayed here consists of a bar chart representing the annual total return of the VISION Social Balanced Fund as of the calendar year-end for one year. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 10.00%.

     The `x' axis represents the calendar year ended 2002. The chart features one distinct vertical bar, shaded in light gray, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund for the calendar year is stated directly at the top of the respective bar, for the calendar year 2002. The percentage noted 7.71%.


[GRAPHIC ILLUSTRATION-VISION BALANCED FUND]

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of the VISION Balanced Fund as of the calendar year-end for each of nine years.

     The `y' axis reflects the "% Total Return" beginning with "-25.00%" and increasing in increments of 10.00% up to 35.00%.

     The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features nine distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1994 through 2002. The percentages noted are: (4.65)%, 21.92%, 8.12%, 22.59%, 24.83%, 22.57%, 0.43%,
(6.37)% and (17.75)%, respectively.


[GRAPHIC ILLUSTRATION-VISION INTERMEDIATE-TERM BOND FUND]

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of the VISION Intermediate-Term Bond Fund as of the calendar year-end for each of six years.

     The `y' axis reflects the "% Total Return" beginning with "-2.00%" and increasing in increments of 2.00% up to 14.00%.

     The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features six distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1997 through 2002. The percentages noted are: 7.58%, 7.63%, (0.57)%, 8.83%, 7.59% and 8.96%, respectively.


[GRAPHIC ILLUSTRATION-VISION INCOME FUND]

     The graphic presentation displayed here consists of a bar chart representing the annual total returns of the VISION Income Fund as of the calendar year-end for each of nine years. The `y' axis reflects the "% Total Return" beginning with "-5.00%" and increasing in increments of 5.00% up to 25.00%.

     The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features nine distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1994 through 2002. The percentages noted are: (1.90)%, 18.00%, 2.75%, 9.60%, 6.76%, (1.79)%, 10.35%,
7.24% and 8.69%, respectively.


[GRAPHIC ILLUSTRATION-VISION SHORT-TERM CORPORATE BOND FUND]

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of the VISION Short-Term Corporate Bond Fund as of the calendar year-end for each of six years.

     The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 10.00%.

     The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features six distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 2002. The percentages noted are: 5.66%, 6.00%, 2.96%, 6.61%, 5.76% and 4.30%, respectively.


[GRAPHIC ILLUSTRATION-VISION MARYLAND MUNICIPAL BOND FUND]

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of the VISION Maryland Municipal Bond Fund as of the calendar year-end for each of six years.

     The `y' axis reflects the "% Total Return" beginning with "-6.00%" and increasing in increments of 2.00% up to 14.00%.

     The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features six distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1997 through 2002. The percentages noted are: 8.12%, 5.64%, (3.42)%, 10.17%, 4.73% and 8.51%, respectively.


[GRAPHIC ILLUSTRATION-PENNSYLVANIA MUNICIPAL BOND FUND]

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of the VISION Pennsylvania Municipal Bond Fund as of the calendar year-end for each of six years.

     The `y' axis reflects the "% Total Return" beginning with "-6.00%" and increasing in increments of 2.00% up to 14.00%.

     The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features six distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1997 through 2002. The percentages noted are: 6.63%, 5.24%, (4.63)%, 10.02%, 5.05% and 8.99%, respectively.


[GRAPHIC ILLUSTRATION-VISION NEW YORK MUNICIPAL BOND FUND]

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of the VISION New York Municipal Bond Fund as of the calendar year-end for each of nine years.

     The `y' axis reflects the "% Total Return" beginning with "-10.00%" and increasing in increments of 5.00% up to 20.00%.

     The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features nine distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1994 through 2002. The percentages noted are: (5.41)%, 17.77%, 3.62%, 8.22%, 5.88%, (4.77)%, 12.81%,
3.68% and 8.71%, respectively.


[GRAPHIC ILLUSTRATION-VISION U.S. GOVERNMENT BOND FUND]

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of the VISION U.S. Government Bond Fund as of the calendar year-end for each of nine years.

     The `y' axis reflects the "% Total Return" beginning with "-15.00%" and increasing in increments of 5.00% up to 35.00%.

     The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features nine distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1994 through 2002. The percentages noted are (4.95)%, 18.25%, 2.14%, 8.91%, 8.30%, (2.34)%, 11.89%,
7.14% and 9.73%, respectively.


[GRAPHIC ILLUSTRATION-SHORT DURATION GOVERNMENT BOND FUND]

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of the VISION Short Duration Government Bond Fund as of the calendar year-end for each of seven years.

     The `y' axis reflects the "% Total Return" beginning with "-15.00%" and increasing in increments of 5.00% up to 35.00%.

     The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features seven distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 2002. The percentages noted are 4.05%, 5.33%, 5.72%, 2.59%, 6.77%, 7.24% and 5.80%, respectively.


[GRAPHIC ILLUSTRATION-VISION MONEY MARKET FUND]

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of the VISION Money Market Fund as of the calendar year-end for each of ten years.

     The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 7.00%.

     The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features ten distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 2002. The percentages noted are 2.97%, 3.91%, 5.56%, 4.94%, 5.07%, 4.98%, 4.61%, 5.89%, 3.71% and
1.14%, respectively.


[GRAPHIC ILLUSTRATION-VISION PENNSYLVANIA TAX FREE MONEY MARKET FUND]

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total return of the VISION Pennsylvania Tax Free Money Market Fund as of the calendar year-end for one year.

     The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 10.00%.

     The `x' axis represents the calendar year ended 2002. The chart features one distinct vertical bar, shaded in light gray, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund for the calendar year is stated directly at the top of the respective bar, for the calendar year 2002. The percentage noted is 0.99%.


[GRAPHIC ILLUSTRATION-VISION NEW YORK TAX FREE MONEY MARKET FUND]

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of the VISION New York Tax Free Money Market Fund as of the calendar year-end for each of ten years.

     The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 0.50% up to 4.00%.

     The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features ten distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 2002. The percentages noted are 1.80%, 2.34%, 3.36%, 2.97%, 3.11%, 2.94%, 2.71%, 3.60%, 2.27% and
0.98%, respectively.


[GRAPHIC ILLUSTRATION-VISION TAX FREE MONEY MARKET FUND]

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of the VISION Tax Free Money Market Fund as of the calendar year-end for each of nine years.

     The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 10.00%.

     The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features nine distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 2002. The percentages noted are 2.74%, 3.76%, 3.30%, 3.46%, 3.18%, 2.94%, 3.78%, 2.46% and 1.11%,
respectively.


[GRAPHIC ILLUSTRATION-VISION U.S. TREASURY MONEY MARKET FUND]

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of the VISION U.S. Treasury Money Market Fund as of the calendar year-end for each of ten years.

     The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 6.00%.

     The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features ten distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 2002. The percentages noted are 2.84%, 3.72%, 5.45%, 4.83%, 4.94%, 4.80%, 4.38%, 5.64%, 3.61% and
1.13%, respectively.




                                             STATEMENT OF ADDITIONAL INFORMATION

                                                          INSTITUTIONAL I SHARES

                                                         INSTITUTIONAL II SHARES







                                   VISION GROUP OF FUNDS
                                  FOR WHERE YOU WANT TO BE


                            Statement of Additional Information

                                        May 15, 2003






INSTITUTIONAL I SHARES

VISION International Equity Fund

VISION Small Cap Growth Fund

VISION Small Cap Stock Fund

VISION Mid Cap Growth Fund

VISION Mid Cap Stock Fund

VISION Multi Cap Growth Fund

VISION Large Cap Growth Fund

VISION Large Cap Stock Fund

VISION Equity Index Fund

VISION Large Cap Value Fund

VISION Equity Income Fund

VISION Social Balanced Fund

VISION Balanced Fund

VISION Intermediate-Term Bond Fund

VISION Income Fund

VISION Short-Term Corporate Bond Fund

VISION Maryland Municipal Bond Fund

VISION Pennsylvania Municipal Bond Fund

     VISION New York Municipal Bond Fund (formerly VISION New York Municipal Income Fund)

     VISION  U.S.   Government  Bond  Fund  (formerly  VISION  U.S.   Government
Securities Fund)

     VISION Short Duration Government Bond Fund (formerly VISION Institutional Limited Duration U.S. Government Fund)

VISION New York Tax Free Money Market Fund

INSTITUTIONAL I SHARES AND INSTITUTIONAL II SHARES

VISION Money Market Fund

VISION Tax Free Money Market Fund

VISION Pennsylvania Tax Free Money Market Fund

VISION U.S. Government Money Market Fund

     VISION U.S. Treasury Money Market Fund (formerly VISION Treasury Money Market Fund)




===============================================================================



     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the Prospectus for the Funds dated May 15, 2003.



     This SAI incorporates by reference the Funds' Annual and Semi-Annual Reports. Obtain the Prospectus, Annual or Semi-Annual Report without charge by calling (800) 836-2211; in the Buffalo area call (716) 635-9368.



================================================================================
CONTENTS
How Are the Funds Organized?...........................................4
Securities In Which the Funds Invest...................................7
Investment Risks.....................................................17
Fundamental Investment Objectives and Strategies.................... 20
Investment Limitations...............................................24
Determining Market Value of Securities.............................. 27
What Do Shares Cost?.................................................28
How Are the Funds Sold?..............................................28
Exchanging Securities For Shares.....................................28
Subaccounting Services...............................................28
Redemption in Kind...................................................30
Account and Share Information........................................30
Tax Information......................................................30
Who Manages and Provides Services to the Funds?....................  33
Fees Paid by the Funds for Services..................................42
How Do the Funds Measure Performance?............................... 48
Financial Information................................................64
Investment Ratings...................................................65
Addresses...........................................................Back Cover


 25826 (05/03)

HOW ARE THE FUNDS ORGANIZED?


================================================================================
Each Fund covered by this SAI is a diversified portfolio of VISION Group of Funds (the "Trust"), a Delaware business trust, except for Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and New York Municipal Bond Fund, which are non-diversified portfolios of the Trust. On August 11, 2000, the Trust was organized to acquire all of the assets and liabilities of the VISION Group of Funds, Inc., a Maryland corporation (the "Corporation") that was originally incorporated under the laws of the State of Maryland on February 23, 1988, and registered as an open-end management investment company. On November 8, 2000, each portfolio of the Corporation in existence at that time became a portfolio of the Trust. Accordingly, references in this SAI for periods prior to November 8, 2000, relate to the Funds as portfolios of the Corporation, and substantially identical arrangements for the Corporation. The Trust may offer separate series of Shares representing interests in separate portfolios of securities. The Fund's investment adviser is M&T Asset Management, a department of Manufacturers and Traders Trust Company (M&T Bank or Adviser).

     Performance    and    Financial    History   of   Newly    Created    Funds
================================================================================
Each of the following Funds (a Successor Fund) has been newly created as part of an Agreement and Plan of Reorganization (Reorganization Plan). As identified in the following chart, the Reorganization Plan contemplates that each Successor Fund will acquire the assets and liabilities of one or more corresponding portfolio(s) of The ARK Funds, a Massachusetts business trust and, where noted, portfolios of the Trust (each, a Former Portfolio) in a tax-free transaction. It is contemplated that the Successor Portfolio will be the successor to the performance and financial history of the corresponding Former Portfolio identified with an asterisk (*) as the "Accounting Survivor."
===============================================================================

...................................... Former Portfolio
Successor Fund
--------------------------------------------------------------------------------
VISION Large Cap Stock Fund           VISION Large Cap Core Fund
                                      .........................................

                                      ARK Blue Chip Equity Portfolio

                                      ARK Value Equity Portfolio *
--------------------------------------------------------------------------------
VISION Equity Index Fund              ARK Equity Index Portfolio *
--------------------------------------------------------------------------------
VISION Equity Income Fund             ARK Equity Income Portfolio *
--------------------------------------------------------------------------------
VISION Mid Cap Growth Fund            ARK Mid Cap Equity Portfolio *
--------------------------------------------------------------------------------
VISION Small Cap Growth Fund          ARK Small Cap Equity Portfolio *
--------------------------------------------------------------------------------
VISION Multi Cap Growth Fund          ARK Capital Growth Portfolio *
--------------------------------------------------------------------------------
VISION Balanced Fund                  ARK Balanced Portfolio *
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Income Fund                    ARK Income Portfolio*
--------------------------------------------------------------------------------
VISION Intermediate-Term Bond Fund    VISION Intermediate Term Bond Fund
                                      .........................................

                                      ARK Intermediate Fixed Income Portfolio *
--------------------------------------------------------------------------------
VISION Short-Term Corporate Bond Fund ARK Short-Term Bond Portfolio *
--------------------------------------------------------------------------------
VISION Maryland Municipal Bond Fund   ARK Maryland Tax Free Portfolio *
--------------------------------------------------------------------------------
VISION  Pennsylvania  Municipal  Bond VISION Pennsylvania Municipal Income Fund
Fund                                  .........................................

                                      ARK Pennsylvania Tax Free Portfolio *
--------------------------------------------------------------------------------
VISION U.S.  Government  Money Market ARK   U.S.    Government   Money   Market
Fund                                  Portfolio *
                                      .........................................

                                      ARK  U.S.   Government   Cash  Management
                                      Portfolio
--------------------------------------------------------------------------------
VISION Tax Free Money Market Fund     ARK Tax Free Money Market Portfolio *
                                      .........................................

                                      ARK Tax Free Cash Management Portfolio
--------------------------------------------------------------------------------
VISION  Pennsylvania  Tax Free  Money ARK  Pennsylvania  Tax-Free  Money Market
Market Fund                           Portfolio *
--------------------------------------------------------------------------------
_____________________
===============================================================================
*Accounting Survivor


     The Boards of Trustees of the Trust and The ARK Funds have unanimously approved the Reorganization Plan. However, the Reorganization Plan is subject to approval of each Former Portfolio at special shareholder meetings of the Trust and of The ARK Funds scheduled for August 14, 2003. Each Successor Fund will not have investment operations and will not offer its Shares to the general public unless and until the Reorganization Plan is approved by the shareholders of its corresponding Former Portfolio(s) and the transactions contemplated by the Reorganization Plan take place (Closing Date). The Closing Date is scheduled to take place before August 31, 2003. The shareholder meeting date and Closing Date are subject to change. Assuming the Reorganization Plan is approved and is consummated, each Successor Fund will be the successor to the corresponding Accounting Survivor's performance and financial history, and the historical performance and financial information of the corresponding Accounting Survivor for the periods presented prior to the Closing Date will represent past performance for the Successor Funds. As with all mutual funds, past performance is not indicative of future performance. Each of the ARK Fund Former Portfolios is advised by Allied Investment Advisors, Inc. (AIA), formerly an indirect wholly-owned subsidiary of Allfirst Financial, Inc. On April 1, 2003, M&T Bank Corporation, parent of Manufacturers and Traders Trust Company (M&T Bank), acquired Allfirst Financial, Inc., and as a result, AIA is now a wholly-owned subsidiary of M&T Bank. Each Successor Fund has investment objectives and policies that are identical or substantially similar to those of the corresponding Accounting Survivor, except for Vision Social Balanced Fund, which will be more representative of a blend of the corresponding Former Portfolios. Because each Successor Portfolio has different fee and expense arrangements than the corresponding Former Portfolios, certain adjustments have been made to the performance history of the Accounting Survivor.


     Performance Information and Financial History of VISION Funds Which Succeeded to Governor Funds

     Each of the following VISION Funds is the successor to a corresponding portfolio of the Governor Funds pursuant to a reorganization that took place on January 8, 2001.


Successor VISION Fund                           Corresponding Governor Fund
VISION International Equity Fund                     International Equity Fund

VISION Small Cap Stock Fund                           Aggressive Growth Fund

VISION Short Duration Government Bond Fund         Limited Duration Government
Securities Fund
(formerly VISION Institutional Limited Duration U.S. Government Fund)

================================================================================

     Prior to that date, each Successor VISION Fund had no investment operations. Accordingly, the performance information and financial information provided in this SAI for periods prior to January 8, 2001, is historical information for the corresponding Governor Fund. Each of the Governor Funds was managed by Martindale Andres & Company LLC, which became subsidiary of M&T Bank Corporation on October 6, 2000, through January 8, 2001, when M&T Asset Management, a department of M&T Bank, assumed all advisory responsibilities. Each corresponding Governor Fund had investment objectives and policies that are identical or substantially similar to that of the Successor VISION Fund, although Governor Funds had different fee and expense arrangements.

SECURITIES IN WHICH THE FUNDS INVEST

     In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or N = Not an acceptable investment of a Fund.



EQUITY FUNDS
-------------------------------------------------------------------------------------------
                International Small   Small Mid    Mid   Multi  Large  Large Equity Large Equity
                  Equity      Cap     Cap   Cap    Cap   Cap    Cap    Cap   Index  Cap  Income
                  Fund        Growth  Stock Growth Stock Growth Growth Stock Fund   Value Fund
                              Fund    Fund  Fund   Fund  Fund   Fund   Fund         Fund
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Equity Securities P         P       P    P      P     P      P      P    P     P    P
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Common Stocks     P         P       P    P      P     P      P      P    P     P    P
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Preferred Stocks  P         P       P    P      P     P      P      P    P     P    P
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Investments in    A         A       A    A      A     A      A      A    A     A    A
Other Limited
Liability
Companies
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Real Estate       N         A       A    A      A     A      A      A    A     A    A
Investment
Trusts
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Warrants          A         A       A    A      A     A      A      A    A     A    A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Fixed Income      A         P       P    P      P     P      P      P    P     P    P
Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Treasury          A         A       A    A      A     A      A      A    A     A    A
Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Agency Securities A         A       A    A      A     A      A      A    A     A    A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Corporate Debt    A         A       A    A      A     A      A      A    A     A    A
Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Commerical Paper  A         A       A    A      A     A      A      A    A     A    A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Demand            A         A       A    A      A     A      A      A    A     A    A
Instruments
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Mortgage Backed   A         A       A    A      A     A      A      A    A     A    A
Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Asset Backed      A         A       A    A      A     A      A      A    A     A    A
Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Zero Coupon       A         A       A    A      A     A      A      A    A     A    A
Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Bank Instruments  A         A       A    A      A     A      A      A    A     A    A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Convertible       P         A       A    A      A     A      A      A    A     A    A
Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Foreign           P         A       A    A      A     A      A      A    A     A    A
Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Derivative        P         A       A    A      A     A      A      A    A     A    A
Contracts
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Futures Contracts P         A       A    A      A     A      A      A    A     A    A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Options           A         A       A    A      A     A      A      A    A     A    A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Special           A         A       A    A      A     A      A      A    A     A    A
Transactions
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Repurchase        A         A       A    A      A     A      A      A    A     A    A
Agreements
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Reverse           A         A       A    A      A     A      A      A    A     A    A
Repurchase
Agreements
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Delayed Delivery  A         A       A    A      A     A      A      A    A     A    A
Transactions
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Securities        A         A       A    A      A     A      A      A    A     A    A
Lending
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Asset Coverage    A         A       A    A      A     A      A      A    A     A    A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Investing in      A         A       A    A      A     A      A      A    A     A    A
Securities of
Other Investment
Companies
-------------------------------------------------------------------------------------------

BALANCED FUNDS
-------------------------------------------------------------------------------
------------------------------------------------------------
                        Balanced Fund     Social Balanced
                                          Fund
------------------------------------------------------------
------------------------------------------------------------
Equity Securities       P                 P
------------------------------------------------------------
------------------------------------------------------------
Common Stocks           P                 P
------------------------------------------------------------
------------------------------------------------------------
Preferred Stocks        A                 A
------------------------------------------------------------
------------------------------------------------------------
Interests in Other      A                 A
Limited Liability
Companies
------------------------------------------------------------
------------------------------------------------------------
Real Estate Investment  A                 A
Trusts

------------------------------------------------------------
------------------------------------------------------------
Warrants                A                 A
------------------------------------------------------------
------------------------------------------------------------
Fixed Income            P                 P
Securities
------------------------------------------------------------
------------------------------------------------------------
Treasury Securities     P                 P
------------------------------------------------------------
------------------------------------------------------------
Agency Securities       P                 P
------------------------------------------------------------
------------------------------------------------------------
Corporate Debt          P                 P
Securities
------------------------------------------------------------
------------------------------------------------------------
                        A                 A
Commercial Paper
------------------------------------------------------------
------------------------------------------------------------
Demand Instruments      A                 A
------------------------------------------------------------
------------------------------------------------------------
Mortgage Backed         A                 A
Securities
------------------------------------------------------------
------------------------------------------------------------
Asset Backed Securities A                 A
------------------------------------------------------------
------------------------------------------------------------
Zero Coupon Securities  A                 A
------------------------------------------------------------
------------------------------------------------------------
Bank Instruments        A                 A
------------------------------------------------------------
------------------------------------------------------------
Convertible Securities  A                 A
------------------------------------------------------------
------------------------------------------------------------
Foreign Securities      A                 A
------------------------------------------------------------
------------------------------------------------------------
Derivative Contracts    A                 A
------------------------------------------------------------
------------------------------------------------------------
Futures Contracts       A                 A
------------------------------------------------------------
------------------------------------------------------------
Options                 A                 A
------------------------------------------------------------
------------------------------------------------------------
Special Transactions    A                 A
------------------------------------------------------------
------------------------------------------------------------
Repurchase Agreements   A                 A
------------------------------------------------------------
------------------------------------------------------------
Reverse Repurchase      A                 A
Agreements
------------------------------------------------------------
------------------------------------------------------------
Delayed Delivery        A                 A
Transactions
------------------------------------------------------------
------------------------------------------------------------
Securities Lending      A                 A
------------------------------------------------------------
------------------------------------------------------------
Asset Coverage          A                 A
------------------------------------------------------------
------------------------------------------------------------
Investing in            A                 A
Securities of Other
Investment Companies
------------------------------------------------------------



MONEY MARKET AND INCOME FUNDS
-------------------------------------------------------------------------------------------
                Intermediate Income Short-Ter Maryland Pennsylvana New       U.S.      Short
                 Bond Fund   Fund   Corporate Municipa Municipal  York      Government Duration
                                      Bond     Bond    Bond Fund  Municipal Bond       Government
                                      Fund     Fund               Bond      Fund       Bond
                                                                  Fund                 Fund
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Fixed Income          P         P     P        P       P         P       P        P
Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Treasury Securities   P         P     P        A       A         A       P        P
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Agency Securities     P         P     P        A       A         A       P        P
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Corporate Debt        P         P     P        A       A         A       A        A
Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Commercial Paper      A         A     A        A       A         A       A        A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Demand Instruments    A         A     A        A       A         A       A        A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Taxable Municipal     A         A     A        N       N         N       A        A
Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Mortgage Backed       P         P     P        N       N         N       P        P
Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Asset Backed          P         P     P        N       N         N       A        A
Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Zero Coupon           A         A     A        A       A         A       A        A
Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Bank Instruments      A         A     A        N       N         N       A        A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Credit Enhancement    A         A     A        A       A         A       N        N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Foreign Securities    A         A     A        P       P         P       N        N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Tax Exempt Securities A         A     A        P       P         P       N        N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
General Obligation    A         A     A        P       P         P       N        N
Bonds
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Special Revenue Bonds A         A     A        P       P         P       N        N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Tax Increment         A         A     A        P       P         P       N        N
Financing Bonds
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Municipal Notes       A         A     A        P       P         P       N        N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Variable Rate Demand  P         P     P        P       P         P       A        A
Instruments
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Municipal Leases      A         A     A        A       A         A       A        A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Derivative Contracts  A         A     A        A       A         A       A        A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Futures Contracts     A         A     A        A       A         A       A        A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Options               A         A     A        A       A         A       A        A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Special Transactions  A         A     A        A       A         A       A        A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Repurchase Agreements A         A     A        A       A         A       A        A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Reverse Repurchase    A         A     A        A       A         A       A        A
Agreements
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Delayed Delivery      A         A     A        A       A         A       A        A
Transactions
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Securities Lending    A         A     A        A       A         A       A        A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Asset Coverage        A         A     A        A       A         A       A        A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Investing in          A         A     A        A       A         A       A        A
Securities of Other
Investment Companies
-------------------------------------------------------------------------------------------





------------------------------------------------------------------------------------
                        Money    Tax     U.S.       U.S.       Pennsylvana New York
                        Market   Free    Government Treasury   Tax Free    Tax Free
                        Fund     Money   Money      Money      Money       Money
                                 Market  Market     Market     Market      Market Fund
                                 Fund    Fund       Fund       Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Fixed Income Securities P        P       P         P          P         P
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Treasury Securities     A        A       P         P          A         A
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Agency Securities       P        A       P         N          A         A
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Corporate Debt          P        A       A         N          N         N
Securities
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Commerical Paper        P        A       A         N          A         A
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Demand Instruments      A        A       A         N          A         A
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Taxable Municipal       N        N       A         N          N         N
Securities
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Mortgage Backed         N        N       N         N          N         N
Securities
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Asset Backed Securities N        N       N         N          N         N
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Zero Coupon Securities  N        A       N         N          N         N
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Bank Instruments        A        A       A         N          N         N
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Credit Enhancement      A        A       A         N          A         A
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Foreign Securities      N        N       N         N          P         A
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Tax Exempt Securities   N        P       A         N          P         P
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
General Obligation      N        P       A         N          P         P
Bonds
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Special Revenue Bonds   N        P       A         N          P         P
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Tax Increment           N        P       A         N          P         P
Financing Bonds
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Municipal Notes         N        P       A         N          P         P
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Variable Rate Demand    A        P       A         A          A         A
Instruments
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Municipal Leases        N        N       N         N          N         N
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Derivative Contracts    N        N       N         N          N         N
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Futures Contracts       N        N       N         N          N         N
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Options                 N        N       N         N          N         N
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Special Transactions    A        A       P         P          A         A
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Repurchase Agreements   A        A       P         P          A         A
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Reverse Repurchase      A        A       A         A          A         A
Agreements
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Delayed Delivery        A        A       A         A          A         A
Transactions
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Securities Lending      N        A       A         N          N         N
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Asset Coverage          A        A       A         A          A         A
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Investing in            N        A       A         N          A         A
Securities of Other
Investment Companies
------------------------------------------------------------------------------------






SECURITIES DESCRIPTIONS AND TECHNIQUES

Following are descriptions of securities and techniques that each Fund may or may not pursue, as noted in the preceding tables.

Equity Securities

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.


   Common Stocks

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


   Preferred Stocks

     Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.


   Real Estate Investment Trusts (REITs)

     REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.


   Interests in Other Limited Liability Companies

     Entities  such  as  limited  partnerships,   limited  liability  companies,
     business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.



   Warrants

     Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

   Treasury Securities

     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

   Agency Securities

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

     A Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

   Corporate Debt Securities

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

     In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

   Commercial Paper

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

   Demand Instruments

     Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

   Taxable Municipal Securities

     Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, a Fund may invest in taxable municipal securities.


   Mortgage Backed Securities

     Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

     Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

      Collateralized Mortgage Obligations (CMOs)

     CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

         Sequential CMOs

     In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

         PACs, TACs and Companion Classes

     More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

         IOs and POs

     CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

         Floaters and Inverse Floaters

     Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

         Z Classes and Residual Classes

     CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

     The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Zero Coupon Securities

     Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

     There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

     Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities

     Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

     Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Equity Funds may invest in commercial paper rated below investment grade. See "Risks Associated with Non-investment Grade Securities" herein.

     The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Tax Exempt Securities

     Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

   General Obligation Bonds

     General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

   Special Revenue Bonds

     Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

      Private Activity Bonds

     Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

     The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). A Fund may invest in bonds subject to AMT.

   Tax Increment Financing Bonds

     Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

   Municipal Notes

     Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

   Variable Rate Demand Instruments

     Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

   Municipal Leases

     Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

     A Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, a Fund may also invest directly in individual leases.

Foreign Securities

     Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:

     | it is organized under the laws of, or has a principal office located in, another country;

     | the principal trading market for its securities is in another country; or

     | it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

     Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

   Depositary Receipts

     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary
Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.

   Foreign Government Securities

     Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

     Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Derivative Contracts

     Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

     Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

     For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

     The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

     Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

     The Funds (other than the Money Market Funds) may trade in the following types of derivative contracts.

   Futures Contracts

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

     The Fund may buy/sell financial futures contracts. The Equity Funds and Balanced Funds may also buy/sell stock index futures.


   Options

     Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   The Funds may:

     | Buy call options on portfolio securities in anticipation of an increase in the value of the underlying asset;

     | Buy put options on portfolio securities in anticipation of a decrease in the value of the underlying asset.

     Each Fund may also write call options on all or any portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

     Each Fund may also write put options on all or a portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

     When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Investment Ratings FOR THE MONEY MARKET FUNDS

     A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by S&P, MIG-1 or MIG-2 by Moody's, or F-1+, F-1, or F-2 by Fitch are all considered rated in one of the two highest short-term rating categories. The Money Market Funds will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance." If a security is downgraded below the minimum quality grade discussed in the Fund's investment strategy, the Adviser or Subadviser will re-evaluate the security, but will not be required to sell it.

Special Transactions

   Repurchase Agreements

     Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   Reverse Repurchase Agreements

     Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

   Delayed Delivery Transactions

     Delayed delivery transactions, including when issued transactions, are arrangements in which the Funds buy securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to the Funds. The Funds record the transaction when they agree to buy the securities and reflects their value in determining the price of their Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Funds. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

      To Be Announced Securities (TBAs)

     As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

   Securities Lending

     The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

     The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

     Securities lending activities are subject to interest rate risks and credit risks.

   Asset Coverage

     In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies

     The Funds may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing any uninvested cash.

INVESTMENT RISKS
===============================================================================

     There are many factors which may affect an investment in the Funds. The Funds' principal risks are described in the prospectus. Additional risk factors are outlined below. Stock Market Risks

     The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

     The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Sector Risks

     Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Liquidity Risks

     Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

     Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

     Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

     OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Related to Investing for Growth

     Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends. Risks Related to Investing for Value

     Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size

     Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Currency Risks

     Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

     The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Euro Risks

     The Euro is the new single currency of the European Monetary Union (EMU). With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

Risks of Foreign Investing

     Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

     Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

     Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

     To the extent a Fund invests in foreign securities, its share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than would otherwise be the case.

Leverage Risks

     Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

Interest Rate Risks

     Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

     Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

     Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

     Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks

     Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

     If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

     Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

     Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

     The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Risks Associated with Noninvestment Grade Securities

     The convertible securities in which the Equity Funds may invest may be rated below investment grade. Convertible securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks Associated with Complex CMOs

     CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.


Tax Risks

     In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Tracking Error Risk

     Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Funds, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.

Social Investment Risk

     The Funds' social screens could cause them to underperform similar funds that do not have social policies. Among the reasons for this is stocks that do not meet the social criteria could outperform those that do. In addition, Fund management may forego certain investments for social reasons when it would otherwise be advantageous to make the investment.


FUNDAMENTAL INVESTMENT OBJECTIVES and Policies
===============================================================================

     The International Equity Fund's investment objective is to seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

     The Small Cap Growth Fund's investment objective is long-term capital appreciation.

     The Small Cap Stock Fund's investment objective is to seek growth of capital.

     The Mid Cap Growth Fund's investment objective is long-term capital appreciation.

     The Mid Cap Stock Fund's investment objective to provide total return. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that capital appreciation will comprise the largest component of its total return.

     The Multi Cap Growth Fund's investment objective is long-term capital appreciation.

     The Large Cap Growth Fund's investment objective is to provide capital appreciation.

     The Large Cap Stock Fund's investment objective is growth of principal.

     The Equity Index Fund's investment objective is investment results that correspond to the performance of the Standard & Poor's 500 Index (S&P 500).

     The Large Cap Value Fund's investment objective is to provide income. Capital appreciation is a secondary, non-fundamental investment consideration.

     The Equity Income Fund's investment objective is current income and growth of capital.

     The Social Balanced Fund's investment objective is to provide total return. The Fund's total return will consist of both current income and, to a lesser extent, capital appreciation, provided by fixed income securities and long-term capital appreciation provided by equity securities.

     The Intermediate Term Bond Fund's investment objective is current income.

     The Balanced Fund's investment objective is to provide total return. The Fund's total return will consist of both current income and, to a lesser extent, capital appreciation, provided by fixed income securities and long-term capital appreciation provided by equity securities.

     The Income Fund's investment objective is primarily current income and secondarily capital growth.

     The Short-Term Corporate Bond Fund's investment objective is current income.

     The Maryland Municipal Bond Fund's investment objective is current income exempt from federal regular income tax and Maryland state and local income taxes.

     Under normal circumstances, the Maryland Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and income taxes imposed by the State of Maryland.

     The Pennsylvania Municipal Bond Fund's investment objective is current income exempt from federal regular income tax and Pennsylvania personal income taxes.

     Under normal circumstances, the Pennsylvania Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income taxes imposed by the Commonwealth of Pennsylvania.

     The New York Municipal Bond Fund's investment objective is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with preservation of capital.

     Under normal circumstances, the New York Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income taxes imposed by the state of New York and New York municipalities.

     The U.S. Government Bond Fund's investment  objective is to provide current
income.  Capital  appreciation  is  a  secondary,   non-fundamental   investment
consideration.

     The Short Duration Government Bond Fund's investment objective is to seek current income, with preservation of capital as a secondary objective.

     The Pennsylvania Tax Free Money Market Fund's investment objective is maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and security of principal.

     Under normal circumstances, Pennsylvania Tax Free Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax and Pennsylvania personal income tax.

     The New York Tax Free Money Market Fund's investment objective is to seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

     Under normal circumstances, New York Tax Free Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax and New York state income tax.

     The Money Market Fund's investment objective is to seek current income with liquidity and stability of principal.

     The Tax-Free Money Market Fund's investment objective is maximizing current income exempt from federal income tax and providing liquidity and security of principal.

     Under normal circumstances, Tax Free Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax.

     The U.S. Government Money Market Fund's investment objective is to seek maximum current income and provide liquidity and security of principal.

     The U.S. Treasury Money Market Fund's investment objective is to seek current income with liquidity and stability of principal.

     Unless otherwise stated above, all of the investment objectives and policies listed above are fundamental. The investment objectives and policies may not be changed by the Funds' Trustees without shareholder approval.

     Each of the following Funds have adopted a non-fundamental investment policy to invest at least 80% of its net assets, plus borrowings for investment purposes, in a manner consistent with Rule 35d-1 of the 1940 Act: International Equity Fund, Small Cap Growth Fund, Small Cap Stock Fund, Mid Cap Growth Fund, Mid Cap Stock Fund, Multi Cap Growth Fund, Large Cap Growth Fund, Large Cap Stock Fund, Equity Index Fund, Large Cap Value Fund, Equity Income Fund, Intermediate-Term Bond Fund, Short-Term Corporate Bond Fund, U.S. Government Bond Fund, Short Duration Government Bond Fund, Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Money Market Fund. Each such Fund will provide its shareholders with at least 60 days prior notice of any changes to such policy as required by Rule 35d-1.

================================================================================

     INVESTMENT LIMITATIONS - U.S. treasury money market fund, money market fund, new york tax free money market fund, U.S. government bond fund, new york municipal bond fund, large cap value fund, large cap growth fund and mid cap stock fund

     The Large Cap Growth Fund may, in the future, seek to achieve the Fund's investment objective by investing all of the Fund's assets in a no-load, open-end management investment company having substantially the same investment objectives as the Fund. The Fund's investment policy permits such an investment. Shareholders will receive prior written notice with respect to any such investment.

Issuing Senior Securities and Borrowing Money

     Each Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof. Underwriting

     The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where the Funds may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate

     The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Lending Cash or Securities

     The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Commodities

     The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Concentration of Investments

     The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

Diversification - all Funds except New York Municipal Bond Fund

     With respect to securities comprising 75% of the value of its total assets, the Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

Investing in Exempt-Interest Obligations

     The New York Tax Free Money Market Fund will not invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, including AMT obligations.

     The above limitations cannot be changed unless authorized by the Board of Trustees (Board) and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin

     U.S Treasury Money Market Fund, Money Market Fund and New York Tax Free Money Market Fund: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities.

     New York Municipal Bond Fund, U.S. Government Bond Fund, Large Cap Value Fund, and Large Cap Growth Fund: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     Mid Cap Stock Fund: The Fund will not purchase on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Issuing Senior Securities and Borrowing Money

     As an operating (non-fundamental) policy, the New York Tax Free Money Market Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.

Investing in Restricted and Illiquid Securities

     The Funds may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid.

     The U.S. Government Bond Fund, New York Municipal Bond Fund and Large Cap Value Fund will not invest more than 15% of the value of their respective net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees, non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice.

     The Mid Cap Stock Fund and Large Cap Growth Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

     Each Money Market Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, and restricted securities that have not been determined to be liquid under criteria established by the Trust's Trustees.

Dealing in Puts and Calls

     The New York Tax Free Money Market Fund will not write or purchase put or call options.

Purchasing Securities to Exercise Control

     The New York Tax Free Money Market Fund will not invest in any issuer for purposes of exercising control or management.

Borrowing Money

     The New York Tax Free Money Market Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio assets is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. The New York Tax Free Money Market Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.

Pledging Assets

     The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


Investing in Other Investment Companies

     The Funds may invest their assets in securities of other investment companies as an efficient means of carrying out their investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Funds expect that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Funds' Adviser.



     In applying the Funds' concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Funds' total assets in any one industry will constitute "concentration."

     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. Except for the Large Cap Growth Fund, none of the Funds has any present intent to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

     For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

investment limitations - all other funds
===============================================================================

     The following investment restrictions may be changed only by a vote of the majority of the outstanding Shares of a Fund.

     All Funds except Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and New York Municipal Bond Fund will not:

     1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government (and "regulated investment companies" as defined in the Code for each Fund except Small Cap Stock Fund and Short Duration Government Bond Fund), its agencies or instrumentalities, if, immediately after such purchase, more than 5% of a Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of a Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

     2. Purchase any securities which would cause more than 25% of a Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. government, its agencies or instrumentalities (and "regulated investment companies" as defined in the Code for each Fund except Small Cap Stock Fund and Short Duration Government Bond Fund); (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; (c) with respect to all Funds except the Small Cap Stock Fund, utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and (d) with respect to all Funds except the International Equity Fund and the Short Duration Government Bond Fund, technology companies will be divided according to their services (for example, medical devices, biotechnology, semi-conductor, software and communications will each be considered a separate industry).

     The Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and New York Municipal Bond Fund will not:

     1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund's total assets may be invested without regard to such 5% limitation), and
(b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user.

     2. Make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities, except industrial development bonds, will not be deemed to constitute an industry.

In addition, all Funds will not:

     1. Borrow money or issue senior securities except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder. (The 1940 Act currently permits each Fund to borrow up to one-third the value of its total assets at the time of such borrowing.)

     2. Make loans, except that a Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

     3. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except as may be necessary to make margin payments in connection with derivative securities transactions, and except to the extent disclosed in the current prospectus or statement of additional information of such Fund;

     4. Underwrite the securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

     5. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

     6. Purchase or sell  commodities  or commodities  contracts,  except to the
extent   disclosed  in  the  current   prospectus  or  statement  of  additional
information of such Fund.

     The following investment restrictions may be changed without the vote of a majority of the outstanding Shares of the Funds. Each Fund may not:

     1. Purchase or otherwise acquire any security if, as a result, more than 15% (10% in the case of New York Tax-Free Money Market Fund, U.S. Treasury Money Market Fund, Pennsylvania Tax-Free Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund - collectively, the "Money Market Funds") of its net assets would be invested in securities that are illiquid.

     2. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom.

     3. Mortgage or hypothecate the Fund's assets in excess of one-third of such Fund's total assets.

     4. The Small Cap Stock Fund, the International Equity Fund and the Money Market Funds may not engage in any short sales. Each Fund other than the Small Cap Fund and the International Equity Fund may not engage in short sales of any securities at any time if, immediately after and as a result of the short sale, the market value of securities sold short by such Fund would exceed 25% of the value of that Fund's total assets.

     In applying the concentration restriction for Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and New York Municipal Bond Fund, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry. In addition,
(a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

     If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value (NAV) or other external events cause a Fund's investments in illiquid securities to exceed the limit set forth in this SAI for its investment in illiquid securities, such Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, no Fund would be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

     REGULATORY COMPLIANCE The Money Market Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this statement of additional information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Money Market Funds will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Money Market Funds will determine the effective maturity of their investments according to the Rule. The Money Market Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.


PORTFOLIO TURNOVER

     The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The Securities and Exchange Commission (SEC) requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

     For the fiscal years ended April 30, 2002 and 2001, the portfolio turnover rates for each of the following Funds - Class A Shares and Class B Shares - were as follows:

     For the fiscal years ended April 30, 2002 and 2001, the portfolio turnover rates for each of the following Funds were as follows:

Fund                                                 2002      2001

International Equity Fund............................  61.00%   73.00%
Small Cap Growth Fund*...............................  266.74%  359.60%
Small Cap Stock Fund *.............................  136.00%    21.00%
Mid Cap Growth Fund*.................................105.88%     95.51%
Mid Cap Stock Fund................................    91.00%    112.00%
Multi Cap Growth Fund*.............................  201.73%    90.32%
Large Cap Growth Fund............................    45.00%     52.00%
Large Cap Stock Fund.................................21.81%      9.63%
Equity Index Fund....................................31.17%      44.36%
Large Cap Value Fund.............................    63.00%     80.00%
Equity Income Fund.................................  42.83%     21.41%
Balanced Fund....................................... 50.05%     36.26%
Managed Allocation Fund - Aggressive Growth.....     4.00%      72.00%
Managed Allocation Fund - Moderate Growth ......     2.00%       76.00%
Managed Allocation Fund - Conservative Growth ......19.00%       91.00%
Intermediate-Term Bond Fund......................   83.47%       36.26%
Income Fund *......................................142.61%       339.82%
Short-Term Corporate Bond Fund *..................   79.12%      107.45%
Maryland Municipal Bond Fund......................... 8.72%       28.94%
Pennsylvania Municipal Bond Fund...................   6.15%       25.67%
New York Municipal Bond Fund.........................46.00%       50.00%
Short Duration Government Bond Fund**............    89.00%       158.00%
U.S. Government Bond Fund.........................   41.00%        47.00%

     **The variation in each Fund's portfolio turnover rate from 2002 to 2001 was due to the Funds' investment policies which by nature are conducive to either higher or lower portfolio turnover when appropriate under market conditions.

     **The portfolio turnover rate for the Short Duration Government Bond Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to the Short Duration Government Bond Fund and may result in additional tax consequences to the Fund's shareholders.


================================================================================

DETERMINING MARKET VALUE OF SECURITIES

MONEY MARKET FUNDS

     The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of a Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

     A Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the Rule) promulgated by the SEC under the 1940 Act. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

INCOME, BALANCED AND EQUITY FUNDS

     Market  values  of  the  Income,   Balanced  and  Equity  Funds'  portfolio
securities are determined as follows:

     |.....for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     | in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

     | futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

     | for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

     | for all other securities at fair value as determined in good faith by the Board.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in Foreign Securities

     Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds' Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?
================================================================================

     Each Equity, Balanced and Income Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

     The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW ARE THE FUNDS SOLD?
================================================================================

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLANS (Institutional ii shares only)

     As compensation type plans, the Rule 12b-1 Plans are designed to pay the Distributor (who may then pay investment professionals such as banks (including M&T Bank and its affiliates), broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

     The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

     For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES PLANS (NSTITUTIONAL I SHARES only)

     The Funds may pay M&T Securities, Inc. for providing shareholder services and maintaining shareholder accounts. M&T Securities, Inc. may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

     Investment professionals may be paid fees out of the assets of the Distributor (but not out of Fund assets) or Adviser. The Distributor may be reimbursed by the Adviser or its affiliates.

     Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES
================================================================================

     You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES
================================================================================

     Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND
================================================================================

     Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

     Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, each Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


================================================================================

ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS

     Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

     All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

     Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.



TAX INFORMATION
================================================================================


     FEDERAL INCOME TAX Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

     Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


FOREIGN INVESTMENTS

     If a Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

     Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

     If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.


     Tax-Free Portfolios: Tax-Free Money Market Fund, Pennsylvania Tax Free Money Market Fund, NEW YORK TAX-FREE MONEY MARKET FUND, Maryland Municipal Bond Fund, NEW YORK MUNICIPAL BOND FUND AND Pennsylvania Municipal Bond Fund If a Tax-Free Portfolio satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code, it may pay "exempt-interest dividends" to its shareholders; each Tax-Free Portfolio intends to continue to satisfy this requirement. Those dividends constitute the portion of its aggregate dividends (excluding capital gain distributions) equal to the excess of its excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for Federal income tax purposes, although the amount of those dividends must be reported on the recipient's Federal income tax return. Shareholders' treatment of dividends from a Tax-Free Portfolio under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisors concerning this matter.

     Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Tax-Free Portfolio is not deductible for federal income tax purposes. Under IRS rules for determining when borrowed funds are used for purchasing or carrying particular assets, Tax-Free Portfolio shares may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares.

     Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity obligations
(PABs) should consult their tax advisors before purchasing shares of a Tax-Free Portfolio because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, "substantial user" is defined to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of PABs. Interest on certain PABs (which the Tax-Free Portfolios expect to purchase) is treated as a Tax Preference Item, although it remains fully tax-exempt for regular Federal income tax purposes; a portion (not expected to exceed 20%) of each Tax-Free Portfolio's exempt-interest dividends thus may constitute a Tax Preference Item. Interest on all tax-exempt obligations is included in "adjusted current earnings" of corporations for purposes of the AMT.

     If shares of a Tax-Free Portfolio are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any loss not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon.

     If a Tax-Free Portfolio invests in instruments that generate taxable interest income, under the circumstances described in the prospectuses and in the discussion of municipal market discount bonds below, the portion of any dividend of that Portfolio attributable to the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, and only the remaining portion will qualify as an exempt-interest dividend. The exempt-interest dividend portion is determined by the ratio of (1) the net tax-exempt income a Portfolio realizes for the entire year to (2) the aggregate amount of distributions for the year and thus is an annual average, rather than a day-to-day determination. Moreover, if a Tax-Free Portfolio realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders.

     A Tax-Free Portfolio may invest in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, a price less than the amount of the issue price plus accrued original issue discount) ("municipal market discount bonds"). If a bond's market discount is less that the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the Tax-Free Portfolio acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by a Tax-Free Portfolio after April 30, 1993 (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period between the dates of acquisition and maturity. In lieu of treating the disposition gain as above, a Tax-Free Portfolio may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

     Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as a Tax-Free Portfolio) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from Tax-Free Portfolio still would be tax-exempt to the extent described above; they would only be included in the calculation of whether a recipient's income exceeded the established amounts. Receipt of tax-exempt income may result in collateral tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, certain foreign corporations doing business in the United States, certain S corporations with excess passive income and individuals otherwise eligible for the earned income credit. Prospective purchasers of Portfolio shares should consult their own tax advisors as to the applicability of any such collateral consequences.

     Shares of a Tax-Free Portfolio would not be suitable for tax-exempt institutions and for tax-exempt retirement plans qualified under section 401 of the Code, H.R. 10 plans and individual retirement accounts.


NEW YORK TAXES

     Under existing New York laws, shareholders of the New York Municipal Bond Fund and New York Tax Free Money Market Fund will not be subject to New York State or New York City personal income taxes on dividends to the extent that such dividends qualify as "exempt interest dividends" under the Internal Revenue Code of 1986 and represent interest income attributable to obligations of the State of New York and its political subdivisions, as well as certain other obligations, the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of Puerto Rico. To the extent that distributions are derived from other income, such distributions will be subject to New York State or New York City personal income tax.

     The New York Municipal Bond Fund and New York Tax Free Money Market Fund cannot predict in advance the exact portion of their dividends that will be exempt from New York State and New York City personal income taxes. However, the Funds will report to shareholders at least annually what percentage of the dividends they actually paid is exempt from such taxes.

     Dividends paid by the New York Municipal Bond Fund and New York Tax Free Money Market Fund are exempt from the New York City unincorporated business tax to the same extent that they are exempt from the New York City personal income tax.

     Dividends paid by the Fund are not excluded from net income in determining New York State or New York City franchise taxes on corporations or financial institutions.

     Income from the New York Municipal Bond Fund and New York Tax Free Money Market Fund is not necessarily free from taxes in states other than New York. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

     Dividends paid by the New York Municipal Bond Fund and New York Tax Free Money Market Fund that are attributable to the net interest earned on some temporary and any realized net short-term capital gains are taxed as ordinary income.


PENNSYLVANIA TAXES

     The Pennsylvania Municipal Bond Fund and Pennsylvania Tax-Free Money Market Fund intend to invest all, or substantially all, of its assets in debt obligations the interest on which is exempt for federal income tax purposes. In order for the Funds to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Funds' assets at the close of each quarter of the Funds' taxable year must consist of exempt-interest obligations.

     As described in this SAI, the Pennsylvania Municipal Bond Fund and Pennsylvania Tax-Free Money Market Fund are designed to provide investors with tax-exempt interest income. The Funds are not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Internal Revenue Code (the "Code"), H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt. In addition, the Funds may not be an appropriate investment for persons or entities that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partnerships and its partners and an S corporation and its shareholders.



MARYLAND TAXES

     To the extent that dividends paid by the Funds qualify as exempt-interest dividends of a regulated investment company, the portion of the exempt-interest dividends that represents interest received by the Funds (a) on obligations of Maryland or its political subdivisions and authorities, (b) on obligations of the United States, or (c) obligations of certain authorities, commissions, instrumentalities, possessions or territories of the United States, will be exempt from Maryland state and local income taxes when allocated or distributed to a shareholder of the Funds. In addition, gains realized by the Funds from the sale or exchange of a bond issued by Maryland or a political subdivision of Maryland, will not be subject to Maryland state and local income taxes.

     To the extent that distributions of the Funds are attributable to sources other than those described in the preceding paragraph, such as, for example, interest received by the Funds on obligations issued by states other than Maryland or capital gains realized on obligations issued by U.S. territories and possessions and from states other than Maryland, and income earned on repurchase agreements, such distributions will be subject to Maryland state and local income taxes. Income earned on certain private activity bonds (other than obligations of the State of Maryland or a political subdivision or authority thereof) which the Funds might hold will constitute a Maryland tax preference for individual shareholders. In addition, capital gains realized by a shareholder upon a redemption or exchange of portfolio shares will be subject to Maryland state and local income taxes.



================================================================================


WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?


BOARD OF TRUSTEES

     The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Each Board member oversees all portfolios of the Trust and serves for an indefinite term. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, other directorships held, and total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is composed of 34 funds and is the only investment company in the Fund Complex.


INTERESTED TRUSTEE BACKGROUND AND COMPENSATION

----------------------------------------------------------------------------
Name
Address                                                           Total
--------------------  ---------------------------------------  Compensation
Birth date                                                         From
Position With Trust   Principal Occupations for Past Five         Trust
Date Service Began    Years and Other Directorships Held
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Mark J. Czarnecki+    Principal Occupations: Executive Vice         $0
--------------------  President, Manufacturers and Traders
Manufacturers and     Trust Company ("M&T Bank"), division
Traders Trust         head for M&T Bank's investment area,
Company               M&T Investment Group.
One M&T Plaza
Buffalo, NY 14203     Other Directorships Held:  None
Birthdate:
November 3, 1955

Trustee

Began serving:
August 2000

----------------------------------------------------------------------------
________________________________________________________________________________

     + Mark J. Czarnecki is "interested" due to positions he holds with M&T Bank, the Funds' adviser.


INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

----------------------------------------------------------------------------
Name
Address                                                           Total
Birth date            ---------------------------------------  Compensation
Position With Trust   Principal Occupations for Past Five          From
Date Service Began    Years and Other Directorships Held          Trust
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Randall I. Benderson   Principal Occupations: President and      $20,000
--------------------  Chief Operating Officer, Benderson
570 Delaware Avenue   Development Company, Inc.
Buffalo, NY           (construction).
Birth date: January
12, 1955              Other Directorships Held: None

Trustee

Began serving:
February 1990

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Joseph J. Castiglia   Principal Occupations: Chairman of the     $20,000
Roycroft Campus       Board,  HealthNow New York, Inc.
21 South Grove        (health care company) ; Chairman of
Street, Suite 291     the Board, Catholic Health System of
East Aurora, NY       Western New York (hospitals, long-term
14052                 care, home health care); and former
Birth date: July      President, Chief Executive Officer and
20, 1934              Vice Chairman, Pratt & Lambert United,
                      Inc. (manufacturer of paints and
Trustee               chemical specialties).

Began serving:        Other Directorships Held: Energy East
February 1988         Corp.

----------------------------------------------------------------------------
----------------------------------------------------------------------------
John S. Cramer        Principal Occupations: Retired             $20,000
4216 Jonathan Lane    President and Chief Executive Officer,
Harrisburg, PA 17110  Pinnacle Health System (health care).
Birth date:
February 22, 1942     Other Directorships Held: None

Trustee

Began serving:
December 2000

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Daniel R. Gernatt,    Principal Occupations: President and       $20,000
Jr.                   CFO, Gernatt Asphalt Products, Inc.;
Richardson & Taylor   Executive Vice President, Dan Gernatt
Hollow Roads          Gravel Products, Inc.; Vice President,
Collins, NY           Country Side Sand & Gravel, Inc.
Birth  date: July
14, 1940              Other Directorships Held: None

Trustee

Began serving:
February 1988

----------------------------------------------------------------------------
----------------------------------------------------------------------------
George K.             Principal Occupations: Retired             $20,000
Hambleton, Jr.        President, Brand Name Sales, Inc.
1003 Admiral's Walk   (catalog showroom operator); Retired
Buffalo, NY           President, Hambleton & Carr, Inc.
Birth date:           (catalog showroom operator).
February 8, 1933
                      Other Directorships Held: None
Trustee

Began serving:
February 1988

----------------------------------------------------------------------------




OFFICERS

----------------------------------------------------------------------------


Name                                                              Total
Address                                                        Compensation
Birth date            Principal Occupations for Past Five          From
Position With Trust --Years and Previous Positions                Trust*

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Edward C. Gonzales    Principal Occupations: President and          $0
--------------------  Executive Vice President of some of
Federated Investors   the funds distributed by Federated
Tower                 Securities Corp.; Vice Chairman,
Pittsburgh, PA        Federated Investors, Inc.; Trustee,
Birth date: October   Federated Administrative Services.
22, 1930
                      Previous Positions:  Trustee or
Chairman              Director of other funds distributed by
                      Federated Securities Corp.; CEO and
                      Chairman, Federated Administrative
                      Services; Vice President, Federated
                      Investment Management Company,
                      Federated Investment Counseling,
                      Federated Global Investment Management
                      Corp. and Passport Research, Ltd.;
                      Director and Executive Vice President,
                      Federated Securities Corp.; Director,
                      Federated Services Company; Trustee,
                      Federated Shareholder Services Company.

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Charles L. Davis      Principal Occupations: Vice President,        $0
Federated Investors   Director of Mutual Fund Services and
Tower                 Strategic Relationship Management,
Pittsburgh, PA        Federated Services Company.
Birth date:  March
23, 1960

Chief Executive
Officer

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Carl W. Jordan        Principal Occupations: President, M&T         $0
One M&T Plaza         Securities, Inc., since 1998;
Buffalo, NY           Administrative Vice President, M&T
Birth date: January   Bank, 1995-2001; Senior Vice
2, 1955               President, M&T Bank, 2001-Present.

President

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Kenneth G. Thompson   Principal Occupations: Vice President,        $0
One M&T Plaza         M&T Bank, since 1999; Regional Sales
Buffalo, NY           Manager, M&T Securities, Inc.,
Birth date:           1995-2001; Director of Product
September 4, 1964     Development for M&T Bank's Investment
                      Area, M&T Investment Group;
Vice President        Administrative Vice President, M&T
                      Bank, 2002.
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Beth S. Broderick     Principal Occupations: Vice President,        $0
Federated Investors   Mutual Fund Services Division,
Tower                 Federated Services Company.
Pittsburgh, PA
Birth date: August
2, 1965

Vice President and
Assistant Treasurer

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Richard J. Thomas     Principal Occupations:  Treasurer of          $0
Federated Investors   Federated Fund Complex; Senior Vice
Tower                 President, Federated Administrative
Pittsburgh, PA        Services.
Birth date: June
17, 1594              Previous Positions:  Vice President,
                      Federated Administrative Services;
Treasurer             held various management positions with
                      Funds Financial Services Division of
                      Federated Investors, Inc.
----------------------------------------------------------------------------
----------------------------------------------------------------------------
C. Grant Anderson     Principal Occupation:  Counsel, Reed          $0
Federated Investors   Smith LLP.
Tower
Pittsburgh, PA
Birth date:
November 6, 1940      Previous Positions: Corporate Counsel,
                      Federated Investors, Inc.; Vice
Secretary             President, Federated Services Company.

----------------------------------------------------------------------------

*  Officers do not receive any compensation from the Funds.



 COMMITTEES OF THE BOARD
--------------------------------------------------------------------------------
Board     Committee        Committee Functions                    Meetings Held
Committe--Members        --                                     --During Last
                                                                  Fiscal Year
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Audit     Randall I.       The Audit Committee reviews and                  One
          Benderson        recommends to the full Board the
          ---------------  independent auditors to be selected to
          Joseph J.        audit the Funds' financial statements;
          Castiglia        meets with the independent auditors
          John S. Cramer   periodically to review the results of the
          Daniel R.        audits and report the results to the full
          Gernatt, Jr.     Board; evaluates the independence of the
          George K.        auditors, reviews the Funds' internal
          Hambleton, Jr.   audit function; and investigates any
                           matters brought to the Committee's
                           attention that are within the scope of
                           its duties.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Board ownership of shares in the funds and in the TRUST
AS OF dECEMBER 31, 2002
----------------------------------------------
Interested         Dollar     Aggregate
Board Member Name  Range of   Dollar Range of
                   Shares     Shares Owned in
                   Owned      the Trust
                   in Fund[s]
----------------------------------------------
----------------------------------------------
Mark J. Czarnecki               Over $100,000
----------------------------------------------
----------------------------------------------
     VISION Mid     $1-$10,000
Cap Stock Fund
----------------------------------------------
----------------------------------------------
     VISION New
York Tax-Free             Over
-------------------   $100,000
     Money Market
Fund
----------------------------------------------
----------------------------------------------

-------------------

----------------------------------------------
----------------------------------------------
Independent        Dollar      Aggregate
Board Member Name  Range of   Dollar Range of
                   Shares     Shares Owned in
                   Owned      the Trust
                   in Fund[s]
----------------------------------------------
----------------------------------------------
Randall I.                      Over $100,000
Benderson
----------------------------------------------
----------------------------------------------
     VISION New
York Tax-Free             Over
-------------------   $100,000
     Money Market
Fund
----------------------------------------------
----------------------------------------------

----------------------------------------------
----------------------------------------------
Joseph J. Castiglia             Over $100,000
----------------------------------------------
----------------------------------------------
     VISION Money   $1-$10,000
Market Fund
----------------------------------------------
----------------------------------------------
     VISION Large         Over
Cap Growth Fund       $100,000
----------------------------------------------
----------------------------------------------
John S. Cramer                     $1-$10,000
----------------------------------------------
----------------------------------------------
     VISION Large   $1-$10,000
Cap Core Fund
----------------------------------------------
----------------------------------------------
     VISION
Managed Allocation  $1-$10,000
-------------------
     Fund -
Moderate Growth
----------------------------------------------
----------------------------------------------
     VISION
International       $1-$10,000
Equity
-------------------
     Fund
----------------------------------------------
----------------------------------------------

----------------------------------------------
----------------------------------------------
Daniel R. Gernatt,              Over $100,000
Jr.
----------------------------------------------
----------------------------------------------
     VISION New
York Tax-Free      $10,000-$50,000
-------------------
     Money Market
Fund
----------------------------------------------
----------------------------------------------
     VISION Large
Cap Growth                Over
-------------------   $100,000
     Fund
----------------------------------------------
----------------------------------------------
     VISION Large
Cap Value                 Over
-------------------   $100,000
     Fund
----------------------------------------------
----------------------------------------------
     VISION Mid           Over
Cap Stock Fund        $100,000
----------------------------------------------
----------------------------------------------
     VISIONS              Over
International         $100,000
Equity Fund
----------------------------------------------
----------------------------------------------
George K.                          $1-$10,000
Hambleton, Jr.
----------------------------------------------
----------------------------------------------
     VISION         $1-$10,000
-------------------
     Money Market
Fund
----------------------------------------------


INVESTMENT ADVISER

     The Adviser conducts investment research and makes investment decisions for the Funds.

     The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

     As required by the 1940 Act, the Funds' Board has reviewed the Funds' investment advisory contract and subadvisory contracts. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Funds' investment objectives and long term performance; the Adviser's and subadvisers' management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided to the Funds and its shareholders by the M&T organization in addition to investment advisory services.

     In assessing the Adviser's and subadvisers' performance of their respective obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds.

     The Board also considers the compensation and benefits received by the Adviser and subadvisers. This includes fees received for services provided to the Funds by other entities in the M&T organization and research services received by the Adviser and subadvisers from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Funds' Board is aware of these factors and takes them into account in its review of the Funds' advisory contract.

     The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Funds and working with the Adviser and subadviser on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Funds and the Adviser and subadviser. M&T provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the fund's portfolio securities; the nature and extent of the advisory and other services provided to the fund by the Adviser and the subadviser and their respective affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the funds and/or the Adviser are responding to them.

     The Board also receives financial information about the Adviser and subadviser, including reports on the compensation and benefits the Adviser or subadviser, as the case may be, derives from its relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by the Adviser's or subadviser's subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds' administrator and transfer agent). The reports also discuss any indirect benefit the Adviser or subadviser may derive from its receipt of research services from brokers who execute fund trades.

     The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each fund to the VISION family of funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by M&T.

SUB-ADVISERS
New York Tax Free Money Market Fund

     The Adviser has delegated daily management of the New York Tax Free Money Market Fund to the sub-adviser, Federated Investment Management Company (FIMCO). On June 21, 1999, Federated Investment Counseling (FIC) transferred its Sub-Advisory Contract to its affiliate, Federated Investment Management Company. FIC served as sub-adviser since September 8, 1998.

     For its services under the Sub-Advisory Agreement, FIMCO receives an allocable portion of the advisory fee the Adviser receives from the New York Tax Free Money Market Fund. The allocation is based on the amount of securities which FIMCO manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. FIMCO is paid by the Adviser as follows:

---------------------------------------------------------
Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
---------------------------------------------------------
0.20%             on  the  first  $100  million  average
                  daily net assets;
---------------------------------------------------------
---------------------------------------------------------
0.18%             on  the  next  $100  million   average
                  daily net assets; and
---------------------------------------------------------
---------------------------------------------------------
0.15%             on average  daily net assets over $200
                  million.
---------------------------------------------------------

--------------------------------------------------------------------------------

Mid Cap Stock Fund

     The Adviser has delegated daily management of the Mid Cap Stock Fund to the sub-adviser, Independence Investment LLC (Independence).

     For its services under the Sub-Advisory Agreement, Independence receives an allocable portion of the advisory fee the Adviser receives from the Mid Cap Stock Fund. The allocation is based on the amount of securities which Independence manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. Independence is paid by the Adviser as follows:

---------------------------------------------------------
Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
---------------------------------------------------------
0.40%             on assets up to $500 million
---------------------------------------------------------
---------------------------------------------------------
0.35%             on assets in excess of $500 million
---------------------------------------------------------


Large Cap Growth Fund

     The Adviser has delegated daily management of the Large Cap Growth Fund to the sub-adviser, Montag & Caldwell, Inc. (M&C). Alleghany Asset Management, Inc. (the parent of M&C) was acquired by ABN AMRO North America Holding Company on January 31, 2001.

     For its services under the Sub-Advisory Agreement, M&C receives an allocable portion of the advisory fee the Adviser receives from the Large Cap Growth Fund. The allocation is based on the amount of securities which M&C manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. M&C is paid by the Adviser as follows:

---------------------------------------------------------
Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
---------------------------------------------------------
0.50%             on  the  first  $50  million   average
                  daily net assets;
---------------------------------------------------------
---------------------------------------------------------
0.40%             on the next $50 million  average daily
                  net assets; and
---------------------------------------------------------
---------------------------------------------------------
0.30%             on  the  next  $100  million   average
                  daily net assets; and,
---------------------------------------------------------
---------------------------------------------------------
0.20%             on average  daily net assets over $200
                  million.
---------------------------------------------------------



International Equity Fund

     The Adviser has delegated daily management of the International Equity Fund to the sub-adviser, UBS Global Asset Management (Americas) Inc (UBS) (formerly, Brinson Partners, Inc.). For its services under the Sub-Advisory Agreement, UBS receives an allocable portion of the advisory fee the Adviser receives from the International Equity Fund. The allocation is based on the amount of securities which UBS manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. UBS is paid by the Adviser as follows:

---------------------------------------------------------
Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
---------------------------------------------------------
0.40%             on  the  first  $50  million   average
                  daily net assets
---------------------------------------------------------
---------------------------------------------------------
0.35%             on  the  next  $150  million   average
                  daily net assets
---------------------------------------------------------
---------------------------------------------------------
0.30%             on average  daily net assets over $200
                  million
---------------------------------------------------------


Small Cap Stock Fund

     The Adviser has delegated daily management of the value component of the Small Cap Stock Fund to a sub-adviser, LSV Asset Management (LSV). For its services under the Sub-Advisory Agreement, LSV receives an allocable portion of the advisory fee the Adviser receives from the Small Cap Stock Fund. The allocation is based on the amount of securities which LSV manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. LSV is paid by the Adviser as follows:

---------------------------------------------------------
Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
---------------------------------------------------------
0.65%             On  the  first  $50  million   average
                  daily net assets
---------------------------------------------------------
---------------------------------------------------------
0.55%             On average  daily net assets  over $50
                  million
---------------------------------------------------------

     The Adviser has delegated daily management of the growth component of the Small Cap Stock Fund to a sub-adviser, Mazama Capital Management, Inc. (Mazama). For its services under the Sub-Advisory Agreement, Mazama receives an allocable portion of the advisory fee the Adviser receives from the Small Cap Stock Fund. The allocation is based on the amount of securities which Mazama manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. Mazama is paid by the Adviser as follows:

---------------------------------------------------------
Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
---------------------------------------------------------
0.70%             On average daily net assets
---------------------------------------------------------

Code of ethics restrictions on personal trading

     As required by SEC rules, the Funds, their Adviser and Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Funds and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

     Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could diversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

     On April 30, 2002, the following Funds owned securities of the following regular broker/dealers: U.S. Government Money Market Fund held repurchase agreements issued by Salomon Smith Barney Holdings valued at $348,000,000;
Short-Term Corporate Bond Portfolio held corporate obligations issued by Wachovia valued at $1,583,000, corporate obligations issued by Merrill Lynch valued at $2,101,000 and corporate obligations issued by Morgan Stanley Dean Witter valued at $1,029,000; the Intermediate-Term Bond Fund held corporate obligations issued by Morgan Stanley Dean Witter valued at $1,515,000; Income Fund held corporate obligations issued by Merrill Lynch valued at $5,004,000; Balanced Fund held equity securities issued by Morgan Stanley Dean Witter valued at $2,625,000 and equity securities issued by Merrill Lynch valued at $2,097,000; the Equity Index Fund held equity securities issued by Morgan Stanley Dean Witter valued at $554,000, equity securities issued by Wachovia Securities valued at $548,000 and equity securities issued by Merrill Lynch valued at $372,000; and Mid Cap Growth Fund held equity securities issued by E*Trade Group valued at $1,282,000.

Research Services

     Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company (FSC) and M&T Securities, Inc. serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. During the period May 1, 2001 through September 30, 2002, administrative services were provided for an aggregate annual fee as specified below:

Fees Payable to FSC

--------------------------------------------------------
                           Average  Aggregate Daily Net
Maximum                ----Assets of the  Vision  Group
Administrative Fee         of Funds
--------------------------------------------------------
--------------------------------------------------------
0.06%                      on the first $2 billion
--------------------------------------------------------
--------------------------------------------------------
0.03%                      on the next $3 billion
--------------------------------------------------------
0.015%                     on  assets  in  excess of $5
                           billion
--------------------------------------------------------


Fees Payable to M&T Securities, Inc.

--------------------------------------------------------
                           Average  Aggregate Daily Net
Maximum                ----Assets of the  Vision  Group
Administrative Fee         of Funds
--------------------------------------------------------
0.04%                      on the first $5 billion
--------------------------------------------------------
--------------------------------------------------------
0.015%                     on  assets  in  excess of $5
                           billion
--------------------------------------------------------



     Effective October 1, 2002, the Administrative Fee has been changed to reflect the following fee schedule:

Fees Payable to FSC:

--------------------------------------------------------
                           Average  Aggregate Daily Net
Maximum                ----Assets of the  Vision  Group
Administrative Fee         of Funds
--------------------------------------------------------
--------------------------------------------------------
0.06%                      on the first $2 billion
--------------------------------------------------------
--------------------------------------------------------
0.03%                      on the next $3 billion
--------------------------------------------------------
--------------------------------------------------------
0.02%                      on the next $2 billion
--------------------------------------------------------
--------------------------------------------------------
0.0125                     on the next $3 billion
--------------------------------------------------------
--------------------------------------------------------
0.01%                      on  assets  in excess of $10
                           billion
--------------------------------------------------------

--------------------------------------------------------------------------------

Fees Payable to M&T Securities, Inc.:

--------------------------------------------------------
                           Average  Aggregate Daily Net
Maximum                ----Assets of the  Vision  Group
Administrative Fee         of Funds
--------------------------------------------------------
--------------------------------------------------------
0.04%                      on the first $5 billion
--------------------------------------------------------
--------------------------------------------------------
0.03%                      on the next $2 billion
--------------------------------------------------------
--------------------------------------------------------
0.0175                     on the next $3 billion
--------------------------------------------------------
--------------------------------------------------------
0.015%                     on  assets  in excess of $10
                           billion
--------------------------------------------------------


--------------------------------------------------------------------------------

     FSC, through its affiliate Federated Shareholder Services Company (FSSC), a registered transfer agent, also serves as transfer and dividend disbursing agent to the Trust, and receives a separate fee from the Funds for these transfer agency services.

CUSTODIAN and fund accountant

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by a Fund are held by foreign banks participating in a global custody network coordinated by State Street Bank. State Street Bank also provides financial administration and fund accounting services to the Funds for an aggregate annual fee of 0.045% of the Funds' average daily net assets.

Service Arrangements Prior To November 1, 2000

     Prior to November 1, 2000, different servicing arrangements were in place for the Corporation. Federated Administrative Services (FAS) served as administrator for the Corporation, and provided the Funds with certain administrative personnel and services necessary to operate the Funds. FSC served as transfer agent (through its affiliate, FSSC) and fund accountant for the Corporation, and provided the Funds with certain financial, administrative, transfer agency and fund accounting services. FAS, FSC and FSSC are indirect wholly owned subsidiaries of Federated Investors, Inc. These services were provided for an aggregate annual fee as specified below:

---------------------------------------------------------------
Maximum              Average  Aggregate  Daily  Net  Assets of
Administrative Fee   the Vision Group of Funds, Inc.
---------------------------------------------------------------
---------------------------------------------------------------
0.140 of 1%          on the first $1.4 billion
---------------------------------------------------------------
---------------------------------------------------------------
0.100 of 1%          on the next $750 million
---------------------------------------------------------------
---------------------------------------------------------------
0.070%               on assets in excess of $2.15 billion
---------------------------------------------------------------



     Prior to December 1, 1997, FAS was paid an administrative fee by the Funds based on the following schedule:

---------------------------------------------------------
Maximum           Average  Aggregate Daily Net Assets of
Administrative    the Vision Group of Funds, Inc.
Fee
---------------------------------------------------------
---------------------------------------------------------
0.150 of 1%       on the first $250 million
---------------------------------------------------------
---------------------------------------------------------
0.125 of 1%       on the next $250 million
---------------------------------------------------------
---------------------------------------------------------
0.100 of 1%       on the next $250 million
---------------------------------------------------------
---------------------------------------------------------
0.075 of 1%       on assets in excess of $750 million
---------------------------------------------------------

The minimum administrative fee received during any year was $50,000 per Fund.

INDEPENDENT Auditors

     The independent auditor for the Funds, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Funds' financial statements and financial highlights are free of material misstatement.




================================================================================



FEES PAID BY THE FUNDS FOR SERVICES


-----------------------------------------------------------------------------------------
                  Advisory Fee Paid/           Brokerage           Administrative Fee
                  Advisory Fee Waived      Commissions Paid              Paid/
                                                                   Administrative Fee
                                                                         Waived
                                        -------------------------------------------------
                -------------------------------------------------------------------------
Funds             For the fiscal year     For the fiscal year     For the fiscal year
                         ended                   ended                   ended
                       April 30,               April 30,               April 30,
                -------------------------------------------------------------------------
                -------------------------------------------------------------------------
                 2002    2001    2000     2002    2001   2000     2002    2001    2000
-----------------------------------------------------------------------------------------
International   $382,377$386,845$527,053$69,547  $39,452$96,172 $32,452  $42,591 $63,247
Equity Fund     $38,238 $134,854$358,395                        $0       $5,095  $14,758
-----------------------------------------------------------------------------------------
----------------
Small Cap       $1,189,8$992,167$499,955$1,442,57$1,119,$480,274$198,401 $161,226$81,242
Growth Fund     $13,767 $12,402 $6,249                          $10,824  $0      $0
----------------
-----------------------------------------------------------------------------------------
Small Cap       $2,846,9$3,782,1$4,786,5$478,598 $326,60$634,832$371,925 $491,682$622,241
Stock Fund      $372,376$491,682$622,241                        $18,677  $0      $0
-----------------------------------------------------------------------------------------
----------------
Mid Cap Growth  $777,615$783,501$606,168$85,654  $177,53$408,868$131,729 $127,318$0
Fund            $67,381 $58,761 $45,462                         $6,562   $0
----------------
-----------------------------------------------------------------------------------------
Mid Cap Stock   $972,545$979,474$719,262$207,605 $192,33$414,353$97,124  $120,898$116,322
Fund            $0      $0      $0                              $0       $0      $0
-----------------------------------------------------------------------------------------
----------------
Multi Cap       $1,477,5$1,761,8$1,220,7$396,859 $618,85$1,391,9$278,654 $327,198$226,703
Growth Fund     $101,116$125,846$87,195                         $14,865  $0      $0
----------------
-----------------------------------------------------------------------------------------
Large Cap       $122,938$75,978 $5,655  $20,142  $15,959$6,091  $12,275  $9,080  $865
Growth Fund     $34,712 $12,730 $5,655                          $0       $0      $865
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Large Cap       $1,400,3$1,594,3$1,967,4$418,785 $126,28$215,056$139,852 $264,172$393,485
Stock Fund      $0      $173,270$393,485                        $0       $0      $91,814
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Equity Index    $201,903$257,048$242,277$81,465  $76,861$120,843$136,550 $167,080$157,478
Fund            $145,813$151,871$157,204                        $33,755  $53,454 $72,431
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Large Cap       $276,427$231,517$267,746$112,595 $88,500$121,218$33,519  $34,439 $48,813
Value Fund      $0      $0      $0                              $0       $0      $0
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Equity Income   $546,080$593,195$651,047$166,296 $79,877$42,940 $107,102 $110,164$120,908
Fund            $56,451 $50,844 $55,803                         $5,379   $0      $0
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Balanced Fund   $2,151,6$2,538,2$1,368,4$175,528 $256,63$456,050$431,184 $507,643$273,693
                $285,597$351,448$189,483                        $22,858  $0
-----------------------------------------------------------------------------------------
----------------                ---------------------------------------------------------
Social          $1,189,8$992,167$499,955$1,442,57$1,119,$480,274$198,401 $161,226$81,242
Balanced Fund   $13,767 $12,402 $6,249                          $10,824  $0      $0
----------------        -----------------------------------------------------------------


------------------------------------------------------------------------------------------
                   Advisory Fee Paid/           Brokerage           Administrative Fee
                  Advisory Fee Waived       Commissions Paid              Paid/
                                                                    Administrative Fee
                                                                          Waived
                                         -------------------------------------------------
                --------------------------------------------------------------------------
Funds             For the fiscal year      For the fiscal year     For the fiscal year
                         ended                    ended                   ended

                --------------------------------------------------------------------------
                --------------------------------------------------------------------------
                April   April    June    April   April   June    April   April    June
                30,     30, 2001 30,     30,     30,     30,     30,     30, 2001 30,
                 2002             2000    2002    2001    2000    2002             2000
------------------------------------------------------------------------------------------
Intermediate    $795,306$749,586 $649,351$0      $0      $0      $173,680$162,409 $140,691
Term Bond Fund  $131,574$137,425 $119,048                        $7,394  $0       $0
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Income Fund     $2,032,6$2,289,03$2,131,0$0      $0      $0      $434,696$495,955 $461,715
                $241,935$343,356 $319,656                        $81,035 $0       $0
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Short-Term      $557,664$631,761 $733,885$0      $0      $0      $100,981$109,505 $127,206
Corporate Bond  $45,371 $42,117  $48,926                         $4,116  $0       $0
Fund
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Maryland        $788,419$742,979 $798,297$0      $0      $0      $159,258$148,595 $59,658
Municipal Bond  $201,256$182,888 $196,505                        $6,857  $0       $0
Fund
------------------------------------------------------------------------------------------
----------------
Pennsylvania    $1,069,9$1,069,18$1,259,4$0      $0      $0      $213,783$213,834 $251,887
Municipal Bond  $4,727  $0       $0                              $9,029  $0       $0
Fund
----------------
------------------------------------------------------------------------------------------
New York        $553,523$454,654 $346,037$0      $0      $0      $67,114 $66,967  $63,066
Municipal Bond  $71,167 $90,858  $98,868                         $0      $0       $0
Fund
----------------
------------------------------------------------------------------------------------------
U.S.            $714,832$525,184 $413,227$0      $0      $0      $86,674 $77,371  $75,305
Government      $0      $16,972  $29,516                         $0      $0       $0
Bond Fund
----------------
------------------------------------------------------------------------------------------
Short Duration  $401,818$338,409 $345,946$0      $0      $0      $56,839 $72,308  $86,487
Government      $133,940$111,378 $172,973                        $0      $8,542   $20,180
Bond Fund
----------------
------------------------------------------------------------------------------------------
Money Market    $8,912,6$7,236,84$5,272,7$0      $0      $0      $1,512,7$1,489,09$1,344,797
Fund            $2,673,1$723,684 $527,275                        $0      $0       $0
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Tax-Free Money  $391,726$347,948 $404,848$0      $0      $0      $200,076$180,932 $210,519
Market Fund     $258,946$222,688 $259,105                        $7,016  $0       $0

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
U.S.            $4,105,5$3,852,09$4,097,2$0      $0      $0      $2,018,4$2,003,07$2,130,534
Government      $1,628,0$1,685,45$1,802,784                      $73,459 $0       $0
Money Market
Fund
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
U.S. Treasury   $4,090,2$3,400,93$2,792,0$0      $0      $0      $694,237$702,363 $711,804
Money Market    $736,238$580,724 $446,722                        $0      $0       $0
Fund
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Pennsylvania    $88,056 $1,069,18$1,259,4$0      $0      $0      $51,480 $213,834 $251,887
Tax Free Money  $40,592 $0       $0                              $1,485  $0       $0
Market Fund
----------------
------------------------------------------------------------------------------------------
New York Tax    $935,723$810,287 $790,870$0      $0      $0      $158,826$167,024 $201,503
Free Money      $168,430$152,780 $142,357                        $0      $0       $0
Market Fund
------------------------------------------------------------------------------------------



12b-1 and Shareholder Services Fees

     The 12b-1 and Shareholder Services Fees shown below for Class A Shares and Class B Shares are disclosed because the respective Institutional Shares have not yet been publicly offered.

------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
------------------------------------------------------------
International $95,542      $52        $0         $155
Equity Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
              Institutional Class B    Class A    Class B
                 Class
              ----------------------------------------------
--------------
Small Cap      $127,113      $838     $254,618   $2,513
Growth Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
------------------------------------------------------------
Small Cap      $271,944      $402     $0         $1,207
Stock Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
------------------------------------------------------------
              Institutional Class B    Class A    Class B
                 Class
------------------------------------------------------------
------------------------------------------------------------
Mid Cap        $138,254     $7,549     $20,132      N/A
Growth Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
                Class A     Class B    Class A    Class B
              ----------------------------------------------
------------------------------------------------------------
Mid Cap         $24,054     $4,061        $0      $12,184
Stock Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              Institutional Class B    Class A    Class B
                 Class
              ----------------------------------------------
------------------------------------------------------------
Multi Cap      $236,551     $35,480    $156,754   $106,441
Growth Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
              ----------------------------------------------
------------------------------------------------------------
Large Cap       $11,679     $1,698        $0       $5,095
Growth Fund
------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
              Institutional Class B    Class A    Class B
                 Class
------------------------------------------------------------
Large Cap      $415,863     $2,472     $25,483     $7,415
Stock Fund
------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
              Institutional Class B    Class A    Class B
                 Class
------------------------------------------------------------
Equity Index   $138,728       N/A      $33,862      N/A
Fund
------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
------------------------------------------------------------
Large Cap         $0         $891         $0       $2,673
Value Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
              Institutional Class B    Class A    Class B
                 Class
------------------------------------------------------------
Equity         $110,115       N/A      $18,407      N/A
Income Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
              Institutional Class B    Class A    Class B
                 Class
------------------------------------------------------------
Balanced Fund  $412,047     $36,498    $166,938   $109,493
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
              Institutional Class B    Class A    Class B
                 Class
------------------------------------------------------------
Social         $127,113      $838      $254,618    $2,513
Balanced Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
              Institutional Class B    Class A    Class B
                 Class
------------------------------------------------------------
Intermediate   $198,826       N/A        N/A        N/A
Term Bond
Fund
------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              Institutional Class B    Class A    Class B
                 Class
              ----------------------------------------------
------------------------------------------------------------
Income Fund    $490,955     $2,704     $31,174     $8,112
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
              Institutional Class B    Class A    Class B
                 Class
------------------------------------------------------------
Short-Term     $111,533       N/A        N/A        N/A
Corporate
Bond Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
              Institutional Class B    Class A    Class B
                 Class
------------------------------------------------------------
Maryland       $141,496     $2,630     $77,739     $7,980
Municipal
Bond Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
              Institutional Class B    Class A    Class B
                 Class
------------------------------------------------------------
Pennsylvania   $243,274      $393       $6,822     $3,091
Municipal
Bond Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
------------------------------------------------------------
New York      $0          N/A         $0         $0
Municipal
Bond Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Class A     Class B    Class A    Class B
------------------------------------------------------------
U.S.              $0          N/A         $0        N/A
Government
Bond Fund
------------------------------------------------------------

------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Institutional Class    Institutional Class
                      Shares                 Shares

------------------------------------------------------------
Short                 $12,431                  $0
Duration
Government
Bond Fund
------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services       12b-1 Fees -
                       Fees            Institutional Class
                                             Shares
              ----------------------------------------------
              ----------------------------------------------
                Institutional Class      Paid      Waived
                       Only
------------------------------------------------------------
Money Market            $0             $233,074    $7,789
Fund
------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Institutional Class   Institutional II Only
                       Only

------------------------------------------------------------
Tax-Free             $104,003                $65,516
Money Market
Fund
------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Institutional Class   Institutional II Only
                       Only
------------------------------------------------------------
U.S.                $1,963,950              $349,694
Government
Money Market
Fund
------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                      Class A                Class A
------------------------------------------------------------
U.S.                    $0                     $0
Treasury
Money Market
Fund
------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                Institutional Class   Institutional II Only
                       Only
------------------------------------------------------------
Pennsylvania         $243,274                $3,091
Tax Free
Money Market
Fund
------------------------------------------------------------


------------------------------------------------------------
                For the fiscal year ended April 30, 2002
              ----------------------------------------------
Fund           Shareholder Services        12b-1 Fees
                       Fees
              ----------------------------------------------
              ----------------------------------------------
                      Class A                Class A

------------------------------------------------------------
New York Tax            $0                     $0
Free Money
Market Fund
------------------------------------------------------------




HOW DO THE FUNDS MEASURE PERFORMANCE?
===============================================================================

     The Funds may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN


     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

     When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD and Effective yield

     The yield of Shares of the Equity, Income and Balanced Funds is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

     The yield of Shares of the Money Market Funds is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional
Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield of the Money Market Funds is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares of New York Tax-Free Money Market Fund, New York Municipal Bond Fund and Pennsylvania Municipal Bond Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

     To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.



Average Annual Total Returns and Yield

Total return are given for the period ended December 31, 2002.

     Yield and Effective Yield are given for the 7-day and 30-day periods ended December 31, 2002.


-------------------------------------------------------------------
International          30-Day         1 Year    Start of
                        eriod                   Performance on
Equity Fund            P                        2/9/1999
-------------------------------------------------------------------
-------------------------------------------------------------------
*Class A Shares:
-------------------------------------------------------------------
-------------------------------------------------------------------
Total Return
-------------------------------------------------------------------
-------------------------------------------------------------------
Before Taxes           N/A            (16.72)%  (5.46)%
-------------------------------------------------------------------
-------------------------------------------------------------------
After Taxes on         N/A            (17.19)%  (6.60)%
Distributions
-------------------------------------------------------------------
After Taxes on          /A             10.27)    4.73)%
Distributions and
Sale of Shares         N              (      %  (
-------------------------------------------------------------------
-------------------------------------------------------------------
Yield                  N/A            N/A       N/A
-------------------------------------------------------------------

     *The total returns shown above for Class A Shares, which is another class of shares offered by VISION International Equity Fund. Class A Shares are not offered in this SAI for the Fund's Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Institutional I Shares will not exceed those of the Class A Shares.

--------------------------------------------------------------------------------


-----------------------------------------------------------------------------
Small Cap Growth       30-Day         1 Year    5 Years   Start of
                        eriod                             Performance on
Fund                   P                                  7/13/1995
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Accounting Survivor
-Institutional
Class Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (27.78)%  13.46%    14.11%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on          /A             27.78)    .83%      .75%
Distributions          N              (      %  9         9
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on          /A             17.06)    .81%      .72%
Distributions and
Sale of Shares         N              (      %  9         9
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------

------------------------------------------------------------------------------

-----------------------------------------------------------------------------
Small Cap Stock Fund   30-Day         1 Year    5 Years   Start of
                        eriod                             Performance on
                       P                                  7/1/1994
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
*Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (22.63)%  0.49%     7.95%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A             26.47)%   (2.92)%    5.71%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (10.86)%    0.72)%    5.88%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------

     *The total returns shown above are for the Class A Shares, which is another class of shares offered by VISION Small Cap Stock Fund. Class A Shares are not offered in this SAI for the Fund's Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

--------------------------------------------------------------------------------


-----------------------------------------------------------------------------
Mid Cap Growth Fund    30-Day         1 Year    5 Years   Start of
                        eriod                             Performance on
                       P                                  11/18/1996
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Accounting Survivor
- Institutional
Class Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (20.99)%  3.93%     8.06%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (21.01)%    2.01%      6.06%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A             (12.89)%    3.12%     6.42%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------


-----------------------------------------------------------------------------
Mid Cap Stock Fund     30-Day         1 Year    5 Years   Start of
                       period                             Performance on
                                                          11/29/1993
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
*Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (18.66)%  (1.18)%   7.56%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (18.66)%   (2.55)%   5.68%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on          /A             11.46)    1.32)%    .62%
Distributions and
Sale of Shares         N              (      %  (         5
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------

     *The total returns shown above are for the Class A Shares, which is another class of shares offered by VISION Mid Cap Stock Fund. Class A Shares are not offered in this SAI for the Fund's Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

--------------------------------------------------------------------------------


-----------------------------------------------------------------------------
Multi Cap Growth       30-Day         1 Year    5 Years   Start of
                       period                             Performance on
Fund                                                      7/16/1993
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Accounting Survivor
- Institutional
Class Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (33.54)%  0.84%     7.18%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (33.54)    (0.18)%    5.07%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (20.59)%  0.88%     5.25%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
--------------------------------------------------------------------
Large Cap Growth       30-Day         1 Year     Start of
                       period                    Performance on
Fund                                             3/20/2000
--------------------------------------------------------------------
--------------------------------------------------------------------
*Class A Shares:
--------------------------------------------------------------------
--------------------------------------------------------------------
Total Return
--------------------------------------------------------------------
--------------------------------------------------------------------
Before Taxes           N/A            (27.73)%   (16.43)%
--------------------------------------------------------------------
--------------------------------------------------------------------
After Taxes on         N/A            (27.73)%     (16.44)%
Distributions
--------------------------------------------------------------------
--------------------------------------------------------------------
After Taxes on         N/A            (17.03)%     (12.70)%
Distributions and
Sale of Shares
--------------------------------------------------------------------
--------------------------------------------------------------------
Yield                  N/A            N/A        N/A
--------------------------------------------------------------------

*The total returns shown above are for the Class A Shares, which is another class of shares offered by VISION Large Cap Growth Fund. Class A Shares are not offered in this SAI for the Fund's Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.


-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Large Cap Stock Fund   30-Day         1 Year    5 Years   Start of
                       period                             Performance on
                                                          4/1/1996
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Accounting Survivor
- Institutional
Class Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (24.67)%  (1.23)%   5.08%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (25.12)%    (3.39)%   2.54%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on          /A             14.89)    0.81)%    .87%
Distributions and
Sale of Shares         N              (      %  (         3
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Equity Index Fund      30-Day         1 Year    5 Years   Start of
                       period                             Performance on
                                                          10/1/1997
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Accounting Survivor
- Institutional
Class Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (21.93)%  (0.33)%   (0.05)%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (22.36)%  (1.76)%    (1.44)%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (13.45)%  (0.22)%   (0.01)%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Large Cap Value Fund   30-Day         1 Year    5 Years   Start of
                        eriod                             Performance on
                       P                                  9/26/1997
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
*Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (29.11)%  (4.20)%   (3.09)%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (11.46)%    (5.06)%   (3.94)%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            (17.86)%    (3.59)%    (2.73)%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------

     *The total returns shown above are for the Class A Shares, which is another class of shares offered by VISION Large Cap Value Fund. Class A Shares are not offered in this SAI for the Fund's Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

-------------------------------------------------------------------------------

-----------------------------------------------------------------------------
Equity Income Fund     30-Day         1 Year    5 Years   Start of
                       period                             Performance on
                                                          11/18/1996
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Accounting Survivor
- Institutional
Class Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            (18.97)%  (1.65)%   3.41%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on          /A             19.53)    3.17)%    .45%
Distributions          N              (      %  (         1
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on          /A             11.61)    1.53)%    .34%
Distributions and
Sale of Shares         N              (      %  (         2
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

-------------------------------------------------------------------
Social Balanced Fund   30-Day         1 Year    Start of
                       period                   Performance on
                                                7/3/2001
-------------------------------------------------------------------
-------------------------------------------------------------------
Accounting Survivor
- Institutional
Class Shares:
-------------------------------------------------------------------
-------------------------------------------------------------------
Total Return
-------------------------------------------------------------------
-------------------------------------------------------------------
Before Taxes           N/A            7.71%     5.90%
-------------------------------------------------------------------
-------------------------------------------------------------------
After Taxes on         N/A            6.27%     4.47%
Distributions
-------------------------------------------------------------------
After Taxes on         N/A            4.69%     4.00%
Distributions and
Sale of Shares
-------------------------------------------------------------------
-------------------------------------------------------------------
Yield                  N/A            N/A       N/A
-------------------------------------------------------------------

--------------------------------------------------------------------


----------------------------------------------------------------------
Balanced Fund          30-Day         1 Year    5 Years   Start of
                       Period                             Performance
                                                          on
                                                          7/16/1993
----------------------------------------------------------------------
----------------------------------------------------------------------
Accounting Survivor
- Institutional
Class Shares:
----------------------------------------------------------------------
----------------------------------------------------------------------
Total Return
----------------------------------------------------------------------
----------------------------------------------------------------------
Before Taxes           N/A            (17.75)%  3.42%     7.35%
----------------------------------------------------------------------
----------------------------------------------------------------------
After Taxes on         N/A            (18.36)%   1.95%     5.22%
Distributions
----------------------------------------------------------------------
----------------------------------------------------------------------
After Taxes on         N/A            (10.88)%    2.43%      5.19%
Distributions and
Sale of Shares
----------------------------------------------------------------------
----------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------------
Intermediate-Term      30-Day         1 Year    5 Years   Start of
                       period                             Performance on
Bond Fund                                                 11/18/1996
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Accounting Survivor
- Institutional
Class Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            8.96%     6.43%     6.45%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on          N/A            7.10%     4.20%     4.14%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A             5.44%      4.03%      4.00%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------

------------------------------------------------------------------------------

-----------------------------------------------------------------------------
Income Fund            30-Day         1 Year    5 Years   Start of
                       period                             Performance on
                                                         7/16/1993
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Accounting Survivor
- Institutional
Class Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            8.69%     6.16%     6.43%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on          N/A             6.81%      3.87%     4.05%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            5.28%     3.77%     3.95%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Short-Term             30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Corporate Bond Fund                                       4/1/1996
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Accounting Survivor
- Institutional
Class Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            4.30%     5.12%     5.20%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            2.82%     3.10%     3.12%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            2.62%     3.09%     3.11%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Maryland Municipal     30-Day         1 Year    5 Years   Start of
                      Period                             Performance on
Bond Fund                                                11/18/1996
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Accounting Survivor
- Institutional
Class Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            8.51%     5.02%     5.48%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            8.51%     4.96%     5.41%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            6.90%     4.88%     5.28%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Effective Yield        N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Pennsylvania           30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Municipal Bond Fund                                       4/1/1996
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Accounting Survivor
- Institutional
Class Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            8.99%     4.80%     5.12%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            8.99%     4.76%     5.07%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            7.17%     4.67%     4.94%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Effective Yield        N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------


-----------------------------------------------------------------------------
New York Municipal     30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Bond Fund                                                 9/22/1993
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
*Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            3.86%     4.12%     5.03%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            3.83%     4.05%     4.98%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            3.88%     4.10%     4.90%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Effective Yield        N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------

     *The total returns shown above are for the Class A Shares, which is another class of shares offered by VISION New York Municipal Bond Fund. Class A Shares are not offered in this SAI for the Fund's Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

--------------------------------------------------------------------------------



-----------------------------------------------------------------------------
U.S. Government        30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Bond Fund                                                9/22/1993
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
*Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            4.76%     5.85%     5.55%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            2.58%     3.36%     3.07%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A             2.86%      3.40%      3.14%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------

     *The total returns shown above are for the Class A Shares, which is another class of shares offered by VISION U.S. Government Bond Fund. Class A Shares are not offered in this SAI for the Fund's Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

-------------------------------------------------------------------------------

-----------------------------------------------------------------------------
Short Duration         30-Day         1 Year    5 Years   Start of
                       Period                             Performance on
Government Bond Fund                                      10/31/1995
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            2.68%     4.97%     5.00%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            0.78%     2.70%     3.25%
Distributions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on         N/A            1.61%     2.82%     3.14%
Distributions and
Sale of Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  N/A            N/A       N/A       N/A
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------


-----------------------------------------------------------------------------
Money Market Fund      7-Day Period   1 Year    5 Years   10 Years
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
*Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return           N/A            1.14%     4.06%     4.98%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  0.75%          N/A       N/A       N/A
-----------------------------------------------------------------------------

     *The total returns shown above are for the Class A Shares, which is another class of shares offered by VISION Money Market Fund. Class A Shares are not offered in this SAI for the Fund's Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

--------------------------------------------------------------------------------



--------------------------------------------------------------------
Pennsylvania           7-Day Period   1 Year    Start of
Tax-Free Money                                  Performance on
Market Fund                                     5/1/2001
--------------------------------------------------------------------
--------------------------------------------------------------------
Accounting Survivor
- Institutional
Class Shares:
--------------------------------------------------------------------
--------------------------------------------------------------------
Total Return
--------------------------------------------------------------------
--------------------------------------------------------------------
Before Taxes           N/A            0.99%     1.32%
--------------------------------------------------------------------
--------------------------------------------------------------------
Yield                  0.95%          N/A       N/A
--------------------------------------------------------------------

-------------------------------------------------------------------------------

--------------------------------------------------------------------
New York Tax-Free      7-Day Period   1 Year    5 Years   10 Years
Money Market Fund
--------------------------------------------------------------------
--------------------------------------------------------------------
*Class A Shares:
--------------------------------------------------------------------
--------------------------------------------------------------------
Total Return           N/A            0.98%     2.50%     2.61%
--------------------------------------------------------------------
--------------------------------------------------------------------
Yield                  0.95%          N/A       N/A       N/A
--------------------------------------------------------------------

     *The total returns shown above are for the Class A Shares, which is another class of shares offered by VISION New York Tax-Free Money Market Fund. Class A Shares are not offered in this SAI for the Fund's Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

-------------------------------------------------------------------------------

-----------------------------------------------------------------------------
U.S. Government        7-Day Period   1 Year    5 Years   Start of
                                                          Performance on
                                                          6/14/1994 and
Money Market Fund                                         7/28/1995
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Accounting Survivor
- Institutional
Class Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            1.11%     2.69%     2.92%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional II
Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            1.04%     2.63%     2.86%
-----------------------------------------------------------------------------
Yield                  0.81%          N/A       N/A       N/A
-----------------------------------------------------------------------------

-------------------------------------------------------------------------------


-----------------------------------------------------------------------------
Tax-Free Money         7-Day Period   1 Year    5 Years   Start of
                                                          Performance on
                                                          6/14/1994 and
Market Fund                                               7/28/1995
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Accounting Survivor
- Institutional
Class Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            1.50%     4.28%     4.57%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional II
Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes           N/A            1.43%     4.22%     4.56%
-----------------------------------------------------------------------------
Yield                  0.91%          N/A       N/A       N/A
-----------------------------------------------------------------------------

-------------------------------------------------------------------------------

-----------------------------------------------------------------------------
U.S. Treasury Money    7-Day Period   1 Year    5 Years   10 Years
Market Fund
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
*Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return           N/A            1.13%     3.90%     4.13%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                  0.78%          N/A       N/A       N/A
-----------------------------------------------------------------------------

     *The total returns shown above are for the Class A Shares, which is another class of shares offered by VISION U.S. Treasury Money Market Fund. Class A
Shares are not offered in this SAI for the Fund's Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

--------------------------------------------------------------------------------



TAX EQUIVALENCY TABLES

     Set forth below are samples of tax-equivalency tables that may be used in advertising and sales literature. These tables are for illustrative purposes only and are not representative of past or future performance of the Tax-Free Money Market Fund, New York Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund, New York Municipal Bond Fund, Maryland Municipal Bond Fund and Pennsylvania Municipal Bond Fund. The interest earned by the municipal securities owned by the Funds generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Funds' income may be subject to the federal AMT and state and/or local taxes. The tax-equivalent yield for the New York Tax-Free Money Market Fund for the 7-day period ended April 30, 2002 was 2.33%. The tax-equivalent yield for the New York Municipal Bond Fund for the 30-day period ended April 30, 2002 was 6.47%. The tax-equivalent yield for the Pennsylvania Municipal Bond Fund for the 30-day period ended April 30, 2002 was 5.70%.



                             TAXABLE YIELD EQUIVALENT FOR 2003
                                     STATE OF NEW YORK

-------------------------------------------------------------------------------------
TAX
BRACKET:
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
FEDERAL           10.00%      15.00%      27.00%      30.00%      35.00%      38.60%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
COMBINED
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
FEDERAL &        14.000%     21.850%     33.850%     36.850%     41.850%     45.450%
STATE
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
JOINT                 $0-    $12,001-    $47,451-   $114,651-   $174,701-       OVER
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
RETURN:          $12,000     $47,450    $114,650    $174,700    $311,950    $311,950
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
SINGLE                $0-     $6,001-    $28,401-    $68,801-   $143,501-       OVER
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
RETURN:           $6,000     $28,400     $68,800    $143,500    $311,950    $311,950
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
TAX-EXEMPT
   YIELD                           TAXABLE YIELD EQUIVALENT
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      0.50%        0.58%       0.64%       0.76%       0.79%       0.86%       0.92%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      1.00%        1.16%       1.28%       1.51%       1.58%       1.72%       1.83%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      1.50%        1.74%       1.92%       2.27%       2.38%       2.58%       2.75%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      2.00%        2.33%       2.56%       3.02%       3.17%       3.44%       3.67%
-------------------------------------------------------------------------------------
      2.50%        2.91%       3.20%       3.78%       3.96%       4.30%       4.58%
-------------------------------------------------------------------------------------
      3.00%        3.49%       3.84%       4.54%       4.75%       5.16%       5.50%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      3.50%        4.07%       4.48%       5.29%       5.54%       6.02%       6.42%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      4.00%        4.65%       5.12%       6.05%       6.33%       6.88%       7.33%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      4.50%        5.23%       5.76%       6.80%       7.13%       7.74%       8.25%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      5.00%        5.81%       6.40%       7.56%       7.92%       8.60%       9.17%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      5.50%        6.40%       7.04%       8.31%       8.71%       9.46%      10.08%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      6.00%        6.98%       7.68%       9.07%       9.50%      10.32%      11.00%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      6.50%        7.56%       8.32%       9.83%      10.29%      11.18%      11.92%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      7.00%        8.14%       8.96%      10.58%      11.08%      12.04%      12.83%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      7.50%        8.72%       9.60%      11.34%      11.88%      12.90%      13.75%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      8.00%        9.30%      10.24%      12.09%      12.67%      13.76%      14.67%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      8.50%        9.88%      10.88%      12.85%      13.46%      14.62%      15.58%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      9.00%       10.47%      11.52%      13.61%      14.25%      15.48%      16.50%
-------------------------------------------------------------------------------------


                             TAXABLE YIELD EQUIVALENT FOR 2003
                                   STATE OF PENNSYLVANIA

-------------------------------------------------------------------------------------
TAX
BRACKET:
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
FEDERAL           10.00%      15.00%      27.00%      30.00%      35.00%      38.60%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
COMBINED
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
FEDERAL &        12.800%     17.800%     29.800%     32.800%     37.800%     41.400%
STATE
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
JOINT                 $0-    $12,001-    $47,451-   $114,651-   $174,701-       OVER
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
RETURN:          $12,000     $47,450    $114,650    $174,700    $311,950    $311,950
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
SINGLE                $0-     $6,001-    $28,401-    $68,801-   $143,501-       OVER
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
RETURN:           $6,000     $28,400     $68,800    $143,500    $311,950    $311,950
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
TAX-EXEMPT
   YIELD                           TAXABLE YIELD EQUIVALENT
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      0.50%        0.57%       0.61%       0.71%       0.74%       0.80%       0.85%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      1.00%        1.15%       1.22%       1.42%       1.49%       1.61%       1.71%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      1.50%        1.72%       1.82%       2.14%       2.23%       2.41%       2.56%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      2.00%        2.29%       2.43%       2.85%       2.98%       3.22%       3.41%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      2.50%        2.87%       3.04%       3.56%       3.72%       4.02%       4.27%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      3.00%        3.44%       3.65%       4.27%       4.46%       4.82%       5.12%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      3.50%        4.01%       4.26%       4.99%       5.21%       5.63%       5.97%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      4.00%        4.59%       4.87%       5.70%       5.95%       6.43%       6.83%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      4.50%        5.16%       5.47%       6.41%       6.70%       7.23%       7.68%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      5.00%        5.73%       6.08%       7.12%       7.44%       8.04%       8.53%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      5.50%        6.31%       6.69%       7.83%       8.18%       8.84%       9.39%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      6.00%        6.88%       7.30%       8.55%       8.93%       9.65%      10.24%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      6.50%        7.45%       7.91%       9.26%       9.67%      10.45%      11.09%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      7.00%        8.03%       8.52%       9.97%      10.42%      11.25%      11.95%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      7.50%        8.60%       9.12%      10.68%      11.16%      12.06%      12.80%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      8.00%        9.17%       9.73%      11.40%      11.90%      12.86%      13.65%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      8.50%        9.75%      10.34%      12.11%      12.65%      13.67%      14.51%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      9.00%       10.32%      10.95%      12.82%      13.39%      14.47%      15.36%
-------------------------------------------------------------------------------------


                             TAXABLE YIELD EQUIVALENT FOR 2003
                                     STATE OF MARYLAND
                                 INCLUDING LOCAL INCOME TAX

-------------------------------------------------------------------------------
COMBINED
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
FEDERAL,        17.90%     22.90%      34.90%     37.90%     42.90%     46.50%
STATE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
& COUNTY
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
JOINT               $0 -  $12,001 -   $47,451-  $114,651-  $174,701-      OVER
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RETURN:        $12,000    $47,450    $114,650   $174,700   $311,950   $311,950
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
SINGLE              $0 -   $6,001 -   $28,401-   $68,801-  $143,501-      OVER
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RETURN:         $6,000    $28,400     $68,800   $143,500   $311,950   $311,950
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

TAX-EXEMPT


   YIELD                        TAXABLE YIELD EQUIVALENT
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      0.50%      0.61%      0.65%       0.77%      0.81%      0.88%      0.93%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      1.00%      1.22%      1.30%       1.54%      1.61%      1.75%      1.87%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      1.50%      1.83%      1.95%       2.30%      2.42%      2.63%      2.80%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      2.00%      2.44%      2.59%       3.07%      3.22%      3.50%      3.74%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      2.50%      3.05%      3.24%       3.84%      4.03%      4.38%      4.67%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      3.00%      3.65%      3.89%       4.61%      4.83%      5.25%      5.61%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      3.50%      4.26%      4.54%       5.38%      5.64%      6.13%      6.54%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      4.00%      4.87%      5.19%       6.14%      6.44%      7.01%      7.48%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      4.50%      5.48%      5.84%       6.91%      7.25%      7.88%      8.41%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      5.00%      6.09%      6.49%       7.68%      8.05%      8.76%      9.35%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      5.50%      6.70%      7.13%       8.45%      8.86%      9.63%     10.28%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      6.00%      7.31%      7.78%       9.22%      9.66%     10.51%     11.21%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      6.50%      7.92%      8.43%       9.98%     10.47%     11.38%     12.15%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      7.00%      8.53%      9.08%      10.75%     11.27%     12.26%     13.08%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      7.50%      9.14%      9.73%      11.52%     12.08%     13.13%     14.02%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      8.00%      9.74%     10.38%      12.29%     12.88%     14.01%     14.95%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      8.50%     10.35%     11.02%      13.06%     13.69%     14.89%     15.89%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      9.00%     10.96%     11.67%      13.82%     14.49%     15.76%     16.82%
-------------------------------------------------------------------------------

     Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. The local income tax rate is assumed to be the maximum county rate, or 3.15%.




                             TAXABLE YIELD EQUIVALENT FOR 2003
                                 MULTISTATE MUNICIPAL FUND

-------------------------------------------------------------------------------------
    TAX
 BRACKET:
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  FEDERAL         10.00%    15.00%      27.00%      30.00%       35.00%       38.60%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
   JOINT              $0-  $12,001 -   $47,451-   $114,651 -   $174,701 -       OVER
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  RETURN:        $12,000   $47,450    $114,650     174,700      311,950     $311,950
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  SINGLE              $0-   $6,001 -   $28,401-    $68,801 -   $143,501 -       OVER
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  RETURN:         $6,000   $28,400     $68,800    $143,500     $311,950     $311,950
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
TAX-EXEMPT
   YIELD                           TAXABLE YIELD EQUIVALENT
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      0.50%        0.56%     0.59%       0.68%        0.71%       0.77%        0.81%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      1.00%        1.11%     1.18%       1.37%        1.43%       1.54%        1.63%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      1.50%        1.67%     1.76%       2.05%        2.14%       2.31%        2.44%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      2.00%        2.22%     2.35%       2.74%        2.86%       3.08%        3.26%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      2.50%        2.78%     2.94%       3.42%        3.57%       3.85%        4.07%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      3.00%        3.33%     3.53%       4.11%        4.29%       4.62%        4.89%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      3.50%        3.89%     4.12%       4.79%        5.00%       5.38%        5.70%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      4.00%        4.44%     4.71%       5.48%        5.71%       6.15%        6.51%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      4.50%        5.00%     5.29%       6.16%        6.43%       6.92%        7.33%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      5.00%        5.56%     5.88%       6.85%        7.14%       7.69%        8.14%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      5.50%        6.11%     6.47%       7.53%        7.86%       8.46%        8.96%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      6.00%        6.67%     7.06%       8.22%        8.57%       9.23%        9.77%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      6.50%        7.22%     7.65%       8.90%        9.29%      10.00%       10.59%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      7.00%        7.78%     8.24%       9.59%       10.00%      10.77%       11.40%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      7.50%        8.33%     8.82%      10.27%       10.71%      11.54%       12.21%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      8.00%        8.89%     9.41%      10.96%       11.43%      12.31%       13.03%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      8.50%        9.44%    10.00%      11.64%       12.14%      13.08%       13.84%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      9.00%       10.00%    10.59%      12.33%       12.86%      13.85%       14.66%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
      9.50%       10.56%    11.18%      13.01%       13.57%      14.62%       15.47%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
     10.00%       11.11%    11.76%      13.70%       14.29%      15.38%       16.29%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
     10.50%       11.67%    12.35%      14.38%       15.00%      16.15%       17.10%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
     11.00%       12.22%    12.94%      15.07%       15.71%      16.92%       17.92%
-------------------------------------------------------------------------------------

     Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

     | references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

     | charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

     | discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

     | information about the mutual fund industry from sources such as the Investment Company Institute.

     The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

     | Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, the Government Fund and the NY Municipal Income Fund will quote their Lipper rankings in the "General U.S. Government Funds" and the "New York Municipal Bond Funds" categories, respectively, in advertising and sales literature.

     | Lehman Brothers Government (LT) Index is an index composed of bonds issued by the U.S. government or its agencies which have at least $1 million outstanding in principal and which have maturities of ten years or longer. Index figures are total return figures calculated monthly.

     | Lehman Brothers Government/Corporate Total Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. Tracked by Lehman Brothers, the index has an average maturity of nine years. It calculates total returns for one month, three months, twelve months, and ten year periods, and year-to-date.

     | Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives; foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum rating of BBB by S&P or Fitch, or a minimum rating of Baa by Moody's.

     | Lehman Brothers 1-3 Year Government Index is a widely recognized index of U.S. government obligations with maturities between one and three years.

     | Lehman Brothers 5 Year Municipal Bond Index is a widely recognized index of intermediate investment-grade tax-exempt bonds.

     | Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $5 million and a maturity range of 6-8 years. As of January 1996 the index also includes zero coupon bonds and bonds subject to the AMT.

     | Lehman Brothers 10 Year Municipal Bond Index is a widely recognized index of long-term investment-grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds, and prefunded bonds with maturities between eight and twelve years.

     | Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

     | Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

     | Lehman Brothers Government/Credit Bond Index is composed of all bonds that are investment grade rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's. Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

     | Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI-EAFE) is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency.

     |  Morgan  Stanley  Capital  International   Emerging  Markets  Free  Index
(MSCI-EMF) is an unmanaged index reflecting approximately 60% of the market capitalization, by industry, in each of 26 emerging market countries.

     | Merrill Lynch Corporate And Government Index is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof. These quality parameters are based on composites of ratings assigned by S&P and Moody's. Only notes and bonds with a minimum maturity of one year are included.

     | Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term government securities with maturities between 1 and 2.99 years. They are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

     | Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

     | Merrill Lynch Taxable Bond Indices include U.S. Treasury and agency issues and were designed to keep pace with structural changes in the fixed income market. The performance indicators capture all rating changes, new issues, and any structural changes of the entire market.

     | AMEX Market less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

     | Salomon Brothers AAA-AA Corporate Index calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.

     | Salomon Brothers Long-Term High Grade Corporate Bond Index is an unmanaged index of long-term high grade corporate bonds issued by U.S. corporations with maturities ranging from 10 to 20 years.

     | Salomon Brothers Total Rate-of-Return Index for mortgage pass-through securities reflects the entire mortgage pass-through market and reflects their special characteristics. The index represents data aggregated by mortgage pool and coupon within a given sector. A market-weighted portfolio is constructed considering all newly created pools and coupons.

     | Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury maturing in 30 days.

     | S&P Midcap 400 Index is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market.

     | S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

     | Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

     | Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

     | Consumer Price Index is generally considered to be a measure of inflation.

     | Donoghue's Money Fund Report publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and year-to-date investment results for the same money funds.

     | iMoneyNet, formerly IBC Financial Data, is the leading provider of information on money market mutual funds. The company, a subsidiary of Informa Financial Information, Inc., has published Money Fund Report, an industry-leading weekly newsletter since 1975, and has produced Money Fund Vision, a database software package, since 1993.

     | Bank Rate Monitor National Index, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading banks and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

     | Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than l,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

     From time to time, the Money Market Fund will quote their Lipper rankings in the "money market instrument funds" category in advertising and sales literature. Investors may use such a reporting service in addition to the Funds' prospectuses to obtain a more complete view of the Funds' performance before investing. Of course, when comparing Fund performance to any reporting service, factors such as composition of the reporting service and prevailing market conditions should be considered in assessing the significance of such comparisons.

     Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, a Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as federally insured bank products, including time deposits, bank savings accounts, certificates of deposit, and Treasury bills, and to money market funds using the Lipper, Inc. money market instruments average. Unlike federally insured bank products, the Shares of the Funds are not insured. Unlike money market funds, which attempt to maintain a stable NAV, the NAV of the Income and Equity Funds' Shares fluctuates.
Advertisements may quote performance information which does not reflect the effect of any applicable sales charges. Mutual Fund Market

     Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available according to the Investment Company Institute.

FINANCIAL INFORMATION
================================================================================

     The Financial Statements for the Funds, for the fiscal year ended April 30, 2002, and the six months ended October 31, 2002, are incorporated by reference to the Annual Report to Shareholders and the Semi-Annual Report to Shareholders of the Vision Group of Funds and the ARK Funds, respectively, each dated April 30, 2002 and October 31, 2002.






INVESTMENT RATINGS
================================================================================


Standard and Poor's

Long-Term Debt Rating Definitions

     AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

     BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

     B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

     CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

     C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


Commercial Paper Ratings

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Short-Term Municipal Obligation Ratings

     S&P note rating reflects the liquidity concerns and market access risks unique to notes.

     SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings

     S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)


Moody's

Long-Term Bond Rating Definitions

     Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Commercial Paper (CP) Ratings

     P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

     P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



Short-Term Municipal Obligation Ratings

     Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

     MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

     MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


VRDNs And TOBs Ratings

     Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


Fitch RATINGS

Long-Term Debt Rating Definitions

     AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC--Bonds  have  certain  identifiable   characteristics   which,  if  not
remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

     C--Bonds are imminent default in payment of interest or principal.


Short-Term Debt Rating Definitions

     F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

     F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


CP Rating Definitions

     FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

     FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.


Long-Term Debt Ratings

     NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

     NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

     NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

     NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

Other Considerations

     Among the factors considered by Moody's in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer; (ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;
(iii) evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt;
(vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer's industry, (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.

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ADDRESSES


INSTITUTIONAL I SHARES

VISION International Equity Fund

VISION Small Cap Growth Fund

VISION Small Cap Stock Fund

VISION Mid Cap Growth Fund

VISION Mid Cap Stock Fund

VISION Multi Cap Growth Fund

VISION Large Cap Growth Fund

VISION Large Cap Stock Fund

VISION Equity Index Fund

VISION Large Cap Value Fund

VISION Equity Income Fund

VISION Social Balanced Fund

VISION Balanced Fund

VISION Intermediate-Term Bond Fund

VISION Income Fund

VISION Short-Term Corporate Bond Fund

VISION Maryland Municipal Bond Fund

VISION Pennsylvania Municipal Bond Fund

     VISION New York Municipal Bond Fund (formerly VISION New York Municipal Income Fund)

     VISION  U.S.   Government  Bond  Fund  (formerly  VISION  U.S.   Government
Securities Fund)

     VISION Short Duration Government Bond Fund (formerly VISION Institutional Limited Duration U.S. Government Fund)

VISION New York Tax Free Money Market Fund

INSTITUTIONAL I SHARES AND INSTITUTIONAL II SHARES

VISION Money Market Fund

VISION Tax Free Money Market Fund

VISION Pennsylvania Tax Free Money Market Fund

VISION U.S. Government Money Market Fund

     VISION U.S. Treasury Money Market Fund (formerly VISION Treasury Money Market Fund)



Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Tower
Pittsburgh, PA 15222-3779


Investment Adviser
M&T Asset Management Department
Manufacturers and Traders Trust Company
One M&T Plaza
Buffalo, NY 14203


Co-Administrator
M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian and Fund Accountant
State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072